UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-05251

Fidelity Concord Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2019

Item 1.

Reports to Stockholders

Fidelity® Series International Index Fund

Annual Report

October 31, 2019

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

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Account Type	Website	Phone Number
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Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended October 31, 2019	Past 1 year	Life of fundA
Fidelity® Series International Index Fund	11.06%	3.91%

 A From August 17, 2018

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Series International Index Fund on August 17, 2018, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the MSCI EAFE Index performed over the same period.

Period Ending Values
$10,473	Fidelity® Series International Index Fund
$10,526	MSCI EAFE Index

Management's Discussion of Fund Performance

Market Recap:  The MSCI ACWI (All Country World Index) ex USA Index gained 11.47% for the 12 months ending October 31, 2019, as international stocks reflected a confluence of factors, including escalating trade tension, and moderating but still positive global economic growth. Currency fluctuations were largely modest and varied by region, muting the overall impact on international equity returns. In late December, the U.S. Federal Reserve shifted from raising interest rates to a more dovish policy in 2019, joining many foreign central banks. In June, international stocks rose 6.03%, as policy stimulus in China stabilized that country’s economic growth. The Fed cut its policy rate in July for the first time since 2008. However, the index returned -1.21% for the month, followed by -3.08% in August. In September, the Fed cut its policy rate another quarter point, citing concerns about slowing economic growth and muted inflation, and did the same in October, leading to monthly gains of 2.59% and 3.49%, respectively. For the full 12 months, the growth-oriented information technology sector (+22%) led the way, followed by utilities (+20%) and real estate (+18%), two high-dividend-yielding categories. Conversely, energy was roughly flat, while materials (+6%) and communication services (7%) also lagged. By region, Asia Pacific ex Japan (+16%), Europe ex U.K (+13%), Canada (+12%) and emerging markets (+12%) fared best. Meanwhile, the U.K. (+7%) and Japan (+10%) trailed the broader market.

Comments from the Geode Capital Management, LLC, passive equity index team:  For the fiscal year, the fund gained 11.06%, compared with 11.30% for the benchmark MSCI EAFE Index. (The fund's performance relative to the index can be affected by Fidelity's methodologies for valuing certain foreign stocks and for incorporating foreign exchange rates, which differ from those used by the index.) Of the 11 sectors in the index, 10 produced a positive return, with energy (-7%) the lone exception. Individually, Nestle (+29%) stood out, as the Swiss packaged-foods giant reported favorable sales growth. Healthy sales lifted LVMH (+42%), a French luxury goods conglomerate, while Dutch semiconductor equipment supplier ASML Holding (+55%) reported higher third-quarter revenue. Several health care stocks also gained, including Switzerland's Roche Holdings (+27%) and Novartis (+16%) and U.K.-based AstraZeneca (+30%). In contrast, U.K. tobacco companies British American Tobacco (-14%) and Imperial Brands (-30%) struggled due to various investor concerns, including the potential for heightened industry regulation and questions about the health impact of vaping. Israeli generic drug maker Teva Pharmaceuticals (-59%) fell sharply due to increasing competition and potential costly legal exposure to the opioid crisis. Sluggish oil prices were among the factors weighing on U.K. energy giant BP (-8%), while shares of Finnish telecom-equipment manufacturer Nokia (-34%) plunged in October after the company issued a disappointing financial outlook.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2019

% of fund's net assets
Nestle SA (Reg. S) (Switzerland, Food Products)	2.2
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.4
Novartis AG (Switzerland, Pharmaceuticals)	1.2
Toyota Motor Corp. (Japan, Automobiles)	1.1
HSBC Holdings PLC (United Kingdom) (United Kingdom, Banks)	1.0
SAP SE (Germany, Software)	0.9
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	0.9
AstraZeneca PLC (United Kingdom) (United Kingdom, Pharmaceuticals)	0.9
Total SA (France, Oil, Gas & Consumable Fuels)	0.8
Royal Dutch Shell PLC Class A (United Kingdom) (United Kingdom, Oil, Gas & Consumable Fuels)	0.8
11.2

Top Market Sectors as of October 31, 2019

% of fund's net assets
Financials	17.2
Industrials	14.6
Health Care	11.3
Consumer Staples	10.8
Consumer Discretionary	10.5
Materials	6.6
Information Technology	6.5
Communication Services	4.9
Energy	4.7
Utilities	3.7

Geographic Diversification (% of fund's net assets)

As of October 31, 2019
Japan	23.5%
United Kingdom	14.6%
France	9.8%
Switzerland	8.8%
Germany	8.2%
Australia	6.5%
United States of America*	5.3%
Netherlands	4.8%
Spain	2.7%
Other	15.8%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of October 31, 2019

% of fund's net assets
Stocks and Equity Futures	100.0

Schedule of Investments October 31, 2019

Showing Percentage of Net Assets

Common Stocks - 94.2%
	Shares	Value
Australia - 6.5%
AGL Energy Ltd.	4,442	$60,636
Alumina Ltd.	17,886	27,922
AMP Ltd.	23,548	29,754
APA Group unit	7,986	64,146
Aristocrat Leisure Ltd.	3,890	84,822
ASX Ltd.	1,301	73,847
Aurizon Holdings Ltd.	13,399	54,510
Australia & New Zealand Banking Group Ltd.	19,353	355,652
Bank of Queensland Ltd.	2,471	15,422
Bendigo & Adelaide Bank Ltd.	3,595	26,384
BHP Billiton Ltd.	20,135	493,558
BlueScope Steel Ltd.	3,815	34,923
Boral Ltd.	8,675	30,119
Brambles Ltd.	10,789	89,193
Caltex Australia Ltd.	1,783	33,518
Challenger Ltd.	3,404	18,670
Cimic Group Ltd.	700	15,952
Coca-Cola Amatil Ltd.	3,753	26,337
Cochlear Ltd.	390	56,897
Coles Group Ltd.	7,689	79,572
Commonwealth Bank of Australia	12,083	655,142
Computershare Ltd.	3,383	36,927
Crown Ltd.	2,620	22,507
CSL Ltd.	3,087	544,412
DEXUS Property Group unit	7,384	60,892
Flight Centre Travel Group Ltd.	321	9,430
Fortescue Metals Group Ltd.	9,369	57,344
Goodman Group unit	11,045	109,669
Harvey Norman Holdings Ltd.	4,053	11,436
Incitec Pivot Ltd.	11,950	28,434
Insurance Australia Group Ltd.	15,603	85,490
Lendlease Group unit	3,819	49,363
Macquarie Group Ltd.	2,220	204,989
Magellan Financial Group Ltd.	904	29,984
Medibank Private Ltd.	18,755	43,713
Mirvac Group unit	26,452	58,614
National Australia Bank Ltd.	19,199	376,860
Newcrest Mining Ltd.	5,198	113,464
Orica Ltd.	2,612	41,279
Origin Energy Ltd.	11,943	64,749
QBE Insurance Group Ltd.	8,933	77,721
Ramsay Health Care Ltd.	1,095	51,739
realestate.com.au Ltd.	384	28,819
Rio Tinto Ltd.	2,514	157,208
Santos Ltd.	12,000	67,122
Scentre Group unit	36,060	95,276
SEEK Ltd.	2,351	36,793
Sonic Healthcare Ltd.	3,054	60,149
South32 Ltd.	34,082	59,641
SP AusNet	11,361	14,512
Stockland Corp. Ltd. unit	16,154	54,535
Suncorp Group Ltd.	8,521	79,113
Sydney Airport unit	7,574	45,872
Tabcorp Holdings Ltd.	13,664	45,278
Telstra Corp. Ltd.	28,175	67,858
The GPT Group unit	13,103	53,784
TPG Telecom Ltd.	2,777	12,516
Transurban Group unit	18,125	185,635
Treasury Wine Estates Ltd.	4,860	58,918
Vicinity Centres unit	22,265	40,984
Washington H. Soul Pattinson & Co. Ltd.	683	10,210
Wesfarmers Ltd.	7,680	211,007
Westpac Banking Corp.	23,536	456,963
Woodside Petroleum Ltd.	6,343	140,583
Woolworths Group Ltd.	8,520	219,698
WorleyParsons Ltd.	2,358	22,133

TOTAL AUSTRALIA		6,630,599

Austria - 0.2%
Andritz AG	475	21,339
Erste Group Bank AG	2,037	71,950
OMV AG	1,002	58,469
Raiffeisen International Bank-Holding AG	1,024	25,183
Verbund AG	468	25,315
Voestalpine AG	714	17,877

TOTAL AUSTRIA		220,133

Bailiwick of Jersey - 0.7%
Experian PLC	6,235	196,098
Ferguson PLC	1,569	133,982
Glencore Xstrata PLC	75,062	226,566
WPP PLC	8,528	106,426

TOTAL BAILIWICK OF JERSEY		663,072

Belgium - 0.9%
Ageas	1,213	69,862
Anheuser-Busch InBev SA NV	5,186	418,601
Colruyt NV	379	21,067
Groupe Bruxelles Lambert SA	557	55,898
KBC Groep NV	1,695	118,870
Proximus	1,042	31,994
Solvay SA Class A	506	55,023
Telenet Group Holding NV	309	15,171
UCB SA	853	68,745
Umicore SA	1,337	55,128

TOTAL BELGIUM		910,359

Bermuda - 0.3%
Cheung Kong Infrastructure Holdings Ltd.	4,500	32,385
Dairy Farm International Holdings Ltd.	2,036	12,272
Hongkong Land Holdings Ltd.	7,838	43,057
Jardine Matheson Holdings Ltd.	1,507	85,916
Jardine Strategic Holdings Ltd.	1,523	49,180
Kerry Properties Ltd.	4,000	12,935
NWS Holdings Ltd.	10,000	14,883
Shangri-La Asia Ltd.	8,000	8,211
Yue Yuen Industrial (Holdings) Ltd.	4,500	12,682

TOTAL BERMUDA		271,521

Cayman Islands - 0.6%
ASM Pacific Technology Ltd.	2,200	30,718
BeiGene Ltd. ADR (a)	257	35,553
Budweiser Brewing Co. APAC Ltd. (a)(b)	8,000	29,045
Cheung Kong Property Holdings Ltd.	17,500	121,760
CK Hutchison Holdings Ltd.	18,500	170,812
Melco Crown Entertainment Ltd. sponsored ADR	1,522	32,784
MGM China Holdings Ltd.	5,600	8,868
Sands China Ltd.	16,400	80,780
WH Group Ltd. (b)	64,500	68,083
Wharf Real Estate Investment Co. Ltd.	8,000	47,054
Wynn Macau Ltd.	11,600	25,173

TOTAL CAYMAN ISLANDS		650,630

Denmark - 1.7%
A.P. Moller - Maersk A/S:
Series A	28	33,606
Series B	43	54,851
Carlsberg A/S Series B	722	101,572
Christian Hansen Holding A/S	714	54,818
Coloplast A/S Series B	801	96,520
Danske Bank A/S	4,375	62,423
DSV A/S	1,475	143,123
Genmab A/S (a)	436	95,264
H Lundbeck A/S	431	14,702
ISS Holdings A/S	1,114	29,152
Novo Nordisk A/S Series B	12,078	664,154
Novozymes A/S Series B	1,445	68,035
ORSTED A/S (b)	1,277	112,015
Pandora A/S	690	33,929
Tryg A/S	862	24,076
Vestas Wind Systems A/S	1,278	104,116
William Demant Holding A/S (a)	706	18,633

TOTAL DENMARK		1,710,989

Finland - 1.1%
Elisa Corp. (A Shares)	959	52,377
Fortum Corp.	3,008	73,437
Kone OYJ (B Shares)	2,298	146,191
Metso Corp.	767	28,982
Neste Oyj	2,862	103,293
Nokia Corp.	38,116	139,924
Nokian Tyres PLC	873	24,926
Nordea Bank ABP (Stockholm Stock Exchange)	21,945	160,623
Orion Oyj (B Shares)	727	32,222
Sampo Oyj (A Shares)	2,995	122,735
Stora Enso Oyj (R Shares)	3,937	51,045
UPM-Kymmene Corp.	3,612	117,389
Wartsila Corp.	3,121	32,936

TOTAL FINLAND		1,086,080

France - 9.8%
Accor SA	1,244	53,444
Aeroports de Paris	207	39,340
Air Liquide SA	3,230	429,048
Alstom SA	1,289	55,708
Amundi SA (b)	439	31,335
Arkema SA	469	47,935
Atos Origin SA	660	51,220
AXA SA	13,250	350,744
BIC SA	164	11,386
bioMerieux SA	286	23,397
BNP Paribas SA	7,677	401,197
Bollore SA	6,489	28,080
Bollore SA (a)	30	128
Bouygues SA	1,517	64,293
Bureau Veritas SA	1,939	49,501
Capgemini SA	1,073	120,809
Carrefour SA	4,016	68,328
Casino Guichard Perrachon SA	366	19,745
CNP Assurances	1,208	23,955
Compagnie de St. Gobain	3,336	135,692
Covivio	323	36,565
Credit Agricole SA	7,764	101,307
Danone SA	4,211	348,845
Dassault Aviation SA	18	24,994
Dassault Systemes SA	887	134,590
Edenred SA	1,610	84,754
EDF SA	4,082	42,121
Eiffage SA	534	57,365
ENGIE	12,466	208,480
Essilor International SA	1,938	295,687
Eurazeo SA	285	19,866
Eutelsat Communications	1,216	23,055
Faurecia SA	535	24,930
Gecina SA	311	53,347
Groupe Eurotunnel SA	2,999	50,205
Hermes International SCA	217	156,103
ICADE	200	19,585
Iliad SA	176	18,216
Imerys SA	207	7,993
Ingenico SA	409	43,673
Ipsen SA	260	27,693
JCDecaux SA	427	11,668
Kering SA	513	291,910
Klepierre SA	1,360	50,646
L'Oreal SA	1,719	501,923
Legrand SA	1,807	141,034
LVMH Moet Hennessy Louis Vuitton SE	1,893	808,417
Michelin CGDE Series B	1,161	141,360
Natixis SA	6,607	30,293
Orange SA	13,712	220,688
Pernod Ricard SA	1,444	266,537
Peugeot Citroen SA	3,982	100,814
Publicis Groupe SA	1,432	61,631
Remy Cointreau SA	148	19,791
Renault SA	1,301	66,398
Safran SA	2,232	353,114
Sanofi SA	7,668	706,891
Sartorius Stedim Biotech	195	29,186
Schneider Electric SA	3,757	349,177
SCOR SE	1,084	45,675
SEB SA	157	23,831
Societe Generale Series A	5,198	147,826
Sodexo SA	598	65,761
SR Teleperformance SA	395	89,518
Suez Environnement SA	2,376	37,033
Thales SA	717	70,083
Total SA	16,304	861,964
Ubisoft Entertainment SA (a)	569	33,596
Valeo SA	1,631	60,647
Veolia Environnement SA	3,641	95,713
VINCI SA	3,484	390,902
Vivendi SA	6,191	172,344
Wendel SA	198	28,045
Worldline SA (a)(b)	569	34,554

TOTAL FRANCE		10,093,629

Germany - 7.7%
adidas AG	1,230	379,788
Allianz SE	2,901	708,490
Axel Springer SE (a)	336	23,421
BASF AG	6,286	477,857
Bayer AG	6,357	493,152
Bayerische Motoren Werke AG (BMW)	2,277	174,492
Beiersdorf AG	677	80,149
Brenntag AG	1,045	52,447
Carl Zeiss Meditec AG	277	30,199
Commerzbank AG	6,885	41,182
Continental AG	748	100,188
Covestro AG (b)	1,179	56,608
Daimler AG (Germany)	6,216	363,343
Delivery Hero AG (a)(b)	790	37,032
Deutsche Bank AG	13,280	96,184
Deutsche Borse AG	1,284	198,840
Deutsche Lufthansa AG	1,674	29,023
Deutsche Post AG	6,704	237,394
Deutsche Telekom AG	22,892	402,798
Deutsche Wohnen AG (Bearer)	2,419	90,974
Drillisch AG	349	9,334
E.ON AG	14,905	150,309
Evonik Industries AG	1,328	35,028
Fraport AG Frankfurt Airport Services Worldwide	290	24,238
Fresenius Medical Care AG & Co. KGaA	1,463	105,599
Fresenius SE & Co. KGaA	2,831	148,793
GEA Group AG	1,077	32,924
Hannover Reuck SE	406	71,907
HeidelbergCement Finance AG	1,006	74,747
Henkel AG & Co. KGaA	753	72,519
Hochtief AG	178	22,195
Hugo Boss AG	437	18,384
Infineon Technologies AG	8,453	163,724
KION Group AG	448	29,769
Knorr-Bremse AG	343	34,617
Lanxess AG	606	39,403
Merck KGaA	872	103,965
Metro Wholesale & Food Specialist AG	1,216	19,801
MTU Aero Engines Holdings AG	349	93,184
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	986	273,822
Puma AG	562	42,278
RWE AG	3,700	112,780
SAP SE	6,693	886,832
Siemens AG	5,224	602,850
Siemens Healthineers AG (b)	1,026	43,592
Symrise AG	871	83,815
Telefonica Deutschland Holding AG	5,535	17,563
Thyssenkrupp AG	2,794	39,871
TUI AG (GB)	2,998	39,223
Uniper SE	1,366	42,567
United Internet AG	845	25,455
Volkswagen AG	357	67,648
Vonovia SE	3,438	182,939
Wirecard AG	794	100,554
Zalando SE (a)(b)	939	40,686

TOTAL GERMANY		7,926,476

Hong Kong - 2.5%
AIA Group Ltd.	82,400	820,558
Bank of East Asia Ltd.	9,884	23,810
BOC Hong Kong (Holdings) Ltd.	25,000	85,891
CLP Holdings Ltd.	11,500	119,432
Galaxy Entertainment Group Ltd.	15,000	103,285
Hang Lung Properties Ltd.	14,000	30,775
Hang Seng Bank Ltd.	5,100	106,412
Henderson Land Development Co. Ltd.	9,700	48,447
Hong Kong & China Gas Co. Ltd.	68,700	133,340
Hong Kong Exchanges and Clearing Ltd.	8,111	252,690
Hysan Development Co. Ltd.	4,000	15,765
Link (REIT)	14,500	157,925
MTR Corp. Ltd.	10,165	58,284
New World Development Co. Ltd.	41,000	58,648
PCCW Ltd.	25,000	14,848
Power Assets Holdings Ltd.	9,500	67,793
Sino Land Ltd.	22,083	33,011
SJM Holdings Ltd.	12,000	12,819
Sun Hung Kai Properties Ltd.	11,000	166,687
Swire Pacific Ltd. (A Shares)	3,500	33,363
Swire Properties Ltd.	8,200	25,789
Techtronic Industries Co. Ltd.	9,500	74,243
Vitasoy International Holdings Ltd.	6,000	24,398
Wharf Holdings Ltd.	9,000	20,423
Wheelock and Co. Ltd.	6,000	37,108

TOTAL HONG KONG		2,525,744

Ireland - 0.6%
AIB Group PLC	5,903	18,908
Bank Ireland Group PLC	7,090	34,097
CRH PLC	5,414	197,123
DCC PLC (United Kingdom)	665	62,331
James Hardie Industries PLC CDI	2,993	51,402
Kerry Group PLC Class A	1,066	128,878
Kingspan Group PLC (Ireland)	1,027	53,216
Paddy Power Betfair PLC (Ireland)	525	54,232
Ryanair Holdings PLC sponsored ADR (a)	8	597
Smurfit Kappa Group PLC	1,516	50,555

TOTAL IRELAND		651,339

Isle of Man - 0.0%
Gaming VC Holdings SA	4,043	46,610
Israel - 0.5%
Azrieli Group	281	21,646
Bank Hapoalim BM (Reg.)	7,641	61,116
Bank Leumi le-Israel BM	10,040	73,097
Check Point Software Technologies Ltd. (a)	822	92,401
CyberArk Software Ltd. (a)	250	25,395
Elbit Systems Ltd. (Israel)	175	28,675
Israel Chemicals Ltd.	5,204	23,108
Israel Discount Bank Ltd. (Class A)	7,685	35,106
Mizrahi Tefahot Bank Ltd.	1,029	25,517
NICE Systems Ltd. (a)	417	65,926
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	7,392	60,245
Wix.com Ltd. (a)	323	39,429

TOTAL ISRAEL		551,661

Italy - 1.8%
Assicurazioni Generali SpA	7,610	154,259
Atlantia SpA	3,352	82,770
Davide Campari-Milano SpA	4,028	36,905
Enel SpA	55,521	430,308
Eni SpA	17,214	261,153
FinecoBank SpA	4,135	46,579
Intesa Sanpaolo SpA	102,053	255,727
Leonardo SpA	2,860	33,205
Mediobanca SpA	4,206	49,959
Moncler SpA	1,222	47,074
Pirelli & C. SpA (b)	2,563	14,813
Poste Italiane SpA (b)	3,589	43,551
Prysmian SpA	1,684	38,897
Recordati SpA	720	30,250
Snam Rete Gas SpA	13,678	70,173
Telecom Italia SpA (a)	63,712	37,290
Terna SpA	9,475	62,602
UniCredit SpA	13,593	172,342

TOTAL ITALY		1,867,857

Japan - 23.5%
ABC-MART, Inc.	200	13,713
ACOM Co. Ltd.	2,300	9,241
Advantest Corp.	1,400	63,712
AEON Co. Ltd.	4,400	88,530
AEON Financial Service Co. Ltd.	700	10,668
AEON MALL Co. Ltd.	600	9,599
Agc, Inc.	1,300	45,708
Air Water, Inc.	900	16,849
Aisin Seiki Co. Ltd.	1,200	47,892
Ajinomoto Co., Inc.	3,000	57,037
Alfresa Holdings Corp.	1,300	29,027
All Nippon Airways Ltd.	700	24,037
Alps Electric Co. Ltd.	1,500	32,158
Amada Holdings Co. Ltd.	2,500	28,470
Aozora Bank Ltd.	900	23,093
Asahi Group Holdings	2,500	125,194
ASAHI INTECC Co. Ltd.	1,400	38,522
Asahi Kasei Corp.	8,600	95,472
Astellas Pharma, Inc.	12,800	219,682
Bandai Namco Holdings, Inc.	1,400	86,085
Bank of Kyoto Ltd.	300	11,874
Benesse Holdings, Inc.	500	13,385
Bridgestone Corp.	3,900	162,045
Brother Industries Ltd.	1,600	30,070
Calbee, Inc.	500	16,713
Canon, Inc.	6,800	186,590
Casio Computer Co. Ltd.	1,200	19,480
Central Japan Railway Co.	1,000	205,134
Chiba Bank Ltd.	4,200	22,828
Chubu Electric Power Co., Inc.	4,400	66,010
Chugai Pharmaceutical Co. Ltd.	1,500	126,234
Chugoku Electric Power Co., Inc.	1,900	25,311
Coca-Cola West Co. Ltd.	900	20,434
Concordia Financial Group Ltd.	7,500	30,585
Credit Saison Co. Ltd.	1,100	15,929
CyberAgent, Inc.	700	22,751
Dai Nippon Printing Co. Ltd.	1,700	45,404
Dai-ichi Mutual Life Insurance Co.	7,300	118,986
Daicel Chemical Industries Ltd.	1,500	13,409
Daifuku Co. Ltd.	700	37,143
Daiichi Sankyo Kabushiki Kaisha	3,900	256,440
Daikin Industries Ltd.	1,700	237,931
Dainippon Sumitomo Pharma Co. Ltd.	1,000	17,453
Daito Trust Construction Co. Ltd.	500	66,260
Daiwa House Industry Co. Ltd.	3,800	130,815
Daiwa House REIT Investment Corp.	13	37,853
Daiwa Securities Group, Inc.	10,300	46,296
DENSO Corp.	2,900	134,647
Dentsu, Inc.	1,500	53,625
Disco Corp.	200	43,648
East Japan Railway Co.	2,100	190,640
Eisai Co. Ltd.	1,700	123,061
Electric Power Development Co. Ltd.	1,000	24,280
FamilyMart Co. Ltd.	1,700	42,171
Fanuc Corp.	1,300	256,424
Fast Retailing Co. Ltd.	400	246,677
Fuji Electric Co. Ltd.	800	25,425
Fujifilm Holdings Corp.	2,400	105,365
Fujitsu Ltd.	1,300	115,218
Fukuoka Financial Group, Inc.	1,300	25,061
GMO Payment Gateway, Inc.	300	22,110
Hakuhodo DY Holdings, Inc.	1,700	25,369
Hamamatsu Photonics K.K.	900	34,946
Hankyu Hanshin Holdings, Inc.	1,500	60,026
Hikari Tsushin, Inc.	100	21,920
Hino Motors Ltd.	2,100	19,854
Hirose Electric Co. Ltd.	200	25,194
Hisamitsu Pharmaceutical Co., Inc.	400	18,616
Hitachi Chemical Co. Ltd.	800	26,336
Hitachi Construction Machinery Co. Ltd.	800	20,650
Hitachi High-Technologies Corp.	500	31,108
Hitachi Ltd.	6,600	246,328
Hitachi Metals Ltd.	1,300	16,315
Honda Motor Co. Ltd.	11,100	300,299
Hoshizaki Corp.	400	34,001
Hoya Corp.	2,600	229,781
Hulic Co. Ltd.	2,300	24,971
Idemitsu Kosan Co. Ltd.	1,382	40,624
IHI Corp.	1,000	24,643
Iida Group Holdings Co. Ltd.	900	14,991
INPEX Corp.	6,900	63,787
Isetan Mitsukoshi Holdings Ltd.	2,500	19,938
Isuzu Motors Ltd.	3,800	44,156
Itochu Corp.	9,100	190,262
ITOCHU Techno-Solutions Corp.	600	16,158
J. Front Retailing Co. Ltd.	1,400	17,802
Japan Airlines Co. Ltd.	700	21,813
Japan Airport Terminal Co. Ltd.	400	19,759
Japan Exchange Group, Inc.	3,400	56,129
Japan Post Bank Co. Ltd.	2,900	28,848
Japan Post Holdings Co. Ltd.	10,700	98,218
Japan Prime Realty Investment Corp.	5	24,030
Japan Real Estate Investment Corp.	9	61,432
Japan Retail Fund Investment Corp.	18	41,956
Japan Tobacco, Inc.	8,100	183,082
JFE Holdings, Inc.	3,400	42,526
JGC Corp.	1,500	21,695
JSR Corp.	1,200	22,528
JTEKT Corp.	1,200	15,305
JX Holdings, Inc.	21,800	101,898
Kajima Corp.	3,100	42,602
Kakaku.com, Inc.	1,000	23,220
Kamigumi Co. Ltd.	800	18,089
Kaneka Corp.	300	9,987
Kansai Electric Power Co., Inc.	4,800	55,997
Kansai Paint Co. Ltd.	1,200	28,902
Kao Corp.	3,300	265,316
Kawasaki Heavy Industries Ltd.	900	21,599
KDDI Corp.	12,000	332,054
Keihan Electric Railway Co., Ltd.	600	28,330
Keihin Electric Express Railway Co. Ltd.	1,600	31,849
Keio Corp.	700	43,304
Keisei Electric Railway Co.	900	36,797
Keyence Corp.	600	379,378
Kikkoman Corp.	1,000	48,103
Kintetsu Group Holdings Co. Ltd.	1,200	65,407
Kirin Holdings Co. Ltd.	5,600	118,800
Kobayashi Pharmaceutical Co. Ltd.	400	31,984
Kobe Steel Ltd.	1,800	9,678
Koito Manufacturing Co. Ltd.	700	36,619
Komatsu Ltd.	6,300	147,514
Konami Holdings Corp.	600	26,339
Konica Minolta, Inc.	3,100	22,753
Kose Corp.	200	35,459
Kubota Corp.	7,100	112,771
Kuraray Co. Ltd.	2,300	27,364
Kurita Water Industries Ltd.	600	17,273
Kyocera Corp.	2,200	144,335
Kyowa Hakko Kirin Co., Ltd.	1,800	33,120
Kyushu Electric Power Co., Inc.	2,800	27,982
Kyushu Railway Co.	1,100	36,341
Lawson, Inc.	300	16,550
LINE Corp. (a)	400	14,715
Lion Corp.	1,600	33,484
LIXIL Group Corp.	1,900	35,336
M3, Inc.	3,000	71,890
Makita Corp.	1,500	50,446
Marubeni Corp.	10,600	74,604
Marui Group Co. Ltd.	1,400	31,123
Maruichi Steel Tube Ltd.	300	8,193
Mazda Motor Corp.	4,000	36,721
McDonald's Holdings Co. (Japan) Ltd.	400	20,077
Mebuki Financial Group, Inc.	5,100	12,957
Medipal Holdings Corp.	1,300	29,702
Meiji Holdings Co. Ltd.	800	57,662
Mercari, Inc. (a)	600	13,528
Minebea Mitsumi, Inc.	2,500	47,479
Misumi Group, Inc.	1,900	47,764
Mitsubishi Chemical Holdings Corp.	8,700	66,305
Mitsubishi Corp.	9,200	233,997
Mitsubishi Electric Corp.	12,400	177,164
Mitsubishi Estate Co. Ltd.	8,000	155,323
Mitsubishi Gas Chemical Co., Inc.	1,000	14,107
Mitsubishi Heavy Industries Ltd.	2,200	89,033
Mitsubishi Materials Corp.	700	20,129
Mitsubishi Motors Corp. of Japan	5,000	22,829
Mitsubishi Tanabe Pharma Corp.	1,300	15,559
Mitsubishi UFJ Financial Group, Inc.	83,800	434,443
Mitsubishi UFJ Lease & Finance Co. Ltd.	3,200	19,645
Mitsui & Co. Ltd.	11,200	192,348
Mitsui Chemicals, Inc.	1,300	30,916
Mitsui Fudosan Co. Ltd.	6,100	156,055
Mitsui OSK Lines Ltd.	700	19,067
Mizuho Financial Group, Inc.	163,200	253,364
MonotaRO Co. Ltd.	800	24,168
MS&AD Insurance Group Holdings, Inc.	3,200	103,332
Murata Manufacturing Co. Ltd.	3,900	212,348
Nabtesco Corp.	700	22,284
Nagoya Railroad Co. Ltd.	1,300	41,324
NEC Corp.	1,700	67,372
New Hampshire Foods Ltd.	600	25,210
Nexon Co. Ltd. (a)	3,300	38,241
NGK Insulators Ltd.	1,600	24,580
NGK Spark Plug Co. Ltd.	1,000	20,274
Nidec Corp.	1,500	220,839
Nikon Corp.	2,300	29,326
Nintendo Co. Ltd.	800	293,430
Nippon Building Fund, Inc.	9	68,280
Nippon Electric Glass Co. Ltd.	500	11,263
Nippon Express Co. Ltd.	500	28,528
Nippon Paint Holdings Co. Ltd.	1,000	54,461
Nippon Prologis REIT, Inc.	13	36,313
Nippon Steel & Sumitomo Metal Corp.	5,500	80,275
Nippon Telegraph & Telephone Corp.	4,400	218,429
Nippon Yusen KK	900	16,169
Nissan Chemical Corp.	800	32,846
Nissan Motor Co. Ltd.	15,700	99,076
Nisshin Seifun Group, Inc.	1,500	29,736
Nissin Food Holdings Co. Ltd.	400	30,215
Nitori Holdings Co. Ltd.	500	76,106
Nitto Denko Corp.	1,100	60,858
NKSJ Holdings, Inc.	2,300	90,404
Nomura Holdings, Inc.	22,500	102,262
Nomura Real Estate Holdings, Inc.	900	21,329
Nomura Real Estate Master Fund, Inc.	29	55,435
Nomura Research Institute Ltd.	2,300	48,831
NSK Ltd.	2,700	25,106
NTT Data Corp.	4,200	55,150
NTT DOCOMO, Inc.	9,100	249,478
Obayashi Corp.	4,400	45,282
OBIC Co. Ltd.	400	50,082
Odakyu Electric Railway Co. Ltd.	2,000	48,684
Oji Holdings Corp.	6,300	32,573
Olympus Corp.	7,900	107,490
OMRON Corp.	1,300	76,052
Ono Pharmaceutical Co. Ltd.	2,600	48,976
Oracle Corp. Japan	300	26,369
Oriental Land Co. Ltd.	1,400	205,241
ORIX Corp.	9,000	141,434
Osaka Gas Co. Ltd.	2,600	50,842
Otsuka Corp.	700	28,223
Otsuka Holdings Co. Ltd.	2,700	112,564
Pan Pacific International Hold	3,100	48,798
Panasonic Corp.	15,000	126,066
Park24 Co. Ltd.	700	16,532
PeptiDream, Inc. (a)	600	30,116
Persol Holdings Co., Ltd.	1,300	24,970
Pigeon Corp.	800	39,055
Pola Orbis Holdings, Inc.	700	15,796
Rakuten, Inc.	5,800	55,294
Recruit Holdings Co. Ltd.	9,200	305,753
Renesas Electronics Corp. (a)	5,300	35,879
Resona Holdings, Inc.	14,100	61,315
Ricoh Co. Ltd.	4,600	40,966
Rinnai Corp.	200	14,701
ROHM Co. Ltd.	600	47,537
Ryohin Keikaku Co. Ltd.	1,700	37,846
Sankyo Co. Ltd. (Gunma)	300	10,499
Santen Pharmaceutical Co. Ltd.	2,500	44,283
SBI Holdings, Inc. Japan	1,600	34,797
Secom Co. Ltd.	1,400	129,729
Sega Sammy Holdings, Inc.	1,200	16,888
Seibu Holdings, Inc.	1,200	21,180
Seiko Epson Corp.	2,000	28,282
Sekisui Chemical Co. Ltd.	2,500	43,589
Sekisui House Ltd.	4,200	90,570
Seven & i Holdings Co. Ltd.	5,100	192,680
Seven Bank Ltd.	3,400	9,857
SG Holdings Co. Ltd.	900	22,287
Sharp Corp.	1,300	14,913
Shimadzu Corp.	1,500	40,059
Shimamura Co. Ltd.	200	16,941
SHIMANO, Inc.	500	83,225
SHIMIZU Corp.	4,000	37,288
Shin-Etsu Chemical Co. Ltd.	2,500	278,753
Shinsei Bank Ltd.	1,300	20,267
Shionogi & Co. Ltd.	1,800	108,041
Shiseido Co. Ltd.	2,700	222,609
Shizuoka Bank Ltd.	3,400	25,836
Showa Denko K.K.	1,000	28,057
SMC Corp.	400	172,816
SoftBank Corp.	11,300	434,670
SoftBank Corp.	11,400	156,377
Sohgo Security Services Co., Ltd.	500	27,159
Sony Corp.	8,700	529,562
Sony Financial Holdings, Inc.	1,100	23,665
Stanley Electric Co. Ltd.	900	24,906
Subaru Corp.	4,200	120,362
Sumco Corp.	1,700	28,238
Sumitomo Chemical Co. Ltd.	10,100	46,201
Sumitomo Corp.	8,000	129,939
Sumitomo Electric Industries Ltd.	5,200	71,312
Sumitomo Heavy Industries Ltd.	700	21,743
Sumitomo Metal Mining Co. Ltd.	1,600	53,520
Sumitomo Mitsui Financial Group, Inc.	9,000	319,529
Sumitomo Mitsui Trust Holdings, Inc.	2,200	80,180
Sumitomo Realty & Development Co. Ltd.	2,300	83,486
Sumitomo Rubber Industries Ltd.	1,000	13,254
Sundrug Co. Ltd.	600	19,854
Suntory Beverage & Food Ltd.	900	38,476
Suzuken Co. Ltd.	500	26,697
Suzuki Motor Corp.	2,500	118,035
Sysmex Corp.	1,200	78,298
T&D Holdings, Inc.	3,800	42,323
Taiheiyo Cement Corp.	900	25,460
Taisei Corp.	1,400	55,207
Taisho Pharmaceutical Holdings Co. Ltd.	300	21,352
Taiyo Nippon Sanso Corp.	900	21,069
Takeda Pharmaceutical Co. Ltd.	10,141	366,426
TDK Corp.	900	88,806
Teijin Ltd.	1,100	22,042
Terumo Corp.	4,400	143,602
THK Co. Ltd.	900	25,880
Tobu Railway Co. Ltd.	1,300	43,381
Toho Co. Ltd.	800	32,308
Toho Gas Co. Ltd.	500	19,474
Tohoku Electric Power Co., Inc.	3,100	31,861
Tokio Marine Holdings, Inc.	4,400	237,889
Tokyo Century Corp.	300	13,853
Tokyo Electric Power Co., Inc. (a)	10,300	47,701
Tokyo Electron Ltd.	1,100	222,858
Tokyo Gas Co. Ltd.	2,600	63,469
Tokyu Corp.	3,400	64,306
Tokyu Fudosan Holdings Corp.	4,500	29,848
Toppan Printing Co. Ltd.	2,000	36,991
Toray Industries, Inc.	9,400	66,431
Toshiba Corp.	3,500	119,687
Tosoh Corp.	1,600	21,908
Toto Ltd.	1,000	40,826
Toyo Seikan Group Holdings Ltd.	900	14,223
Toyo Suisan Kaisha Ltd.	600	25,263
Toyoda Gosei Co. Ltd.	400	9,358
Toyota Industries Corp.	1,000	60,002
Toyota Motor Corp.	15,600	1,082,342
Toyota Tsusho Corp.	1,500	51,748
Trend Micro, Inc.	900	45,427
Tsuruha Holdings, Inc.	300	33,747
Unicharm Corp.	2,700	91,505
United Urban Investment Corp.	20	40,349
USS Co. Ltd.	1,600	30,989
Welcia Holdings Co. Ltd.	300	17,238
West Japan Railway Co.	1,100	95,579
Yahoo! Japan Corp.	17,900	55,109
Yakult Honsha Co. Ltd.	800	45,848
Yamada Denki Co. Ltd.	4,600	22,234
Yamaha Corp.	1,000	46,569
Yamaha Motor Co. Ltd.	2,000	39,146
Yamato Holdings Co. Ltd.	2,200	36,900
Yamazaki Baking Co. Ltd.	900	15,344
Yaskawa Electric Corp.	1,600	60,860
Yokogawa Electric Corp.	1,700	31,149
Yokohama Rubber Co. Ltd.	700	15,635
Zozo, Inc.	1,400	32,610

TOTAL JAPAN		24,056,234

Luxembourg - 0.3%
ArcelorMittal SA (Netherlands)	4,510	66,547
Aroundtown SA	6,158	51,963
Eurofins Scientific SA	78	39,512
Millicom International Cellular SA (depository receipt)	452	20,597
RTL Group SA	246	12,500
SES SA (France) (depositary receipt)	2,466	47,773
Tenaris SA	3,309	33,569

TOTAL LUXEMBOURG		272,461

Mauritius - 0.0%
Golden Agri-Resources Ltd.	36,100	5,419
Multi-National - 0.1%
HK Electric Investments & HK Electric Investments Ltd. unit	16,000	15,971
HKT Trust/HKT Ltd. unit	26,000	40,447

TOTAL MULTI-NATIONAL		56,418

Netherlands - 4.8%
ABN AMRO Group NV GDR (b)	2,864	53,312
Adyen BV (a)(b)	70	49,138
AEGON NV	12,093	52,464
AerCap Holdings NV (a)	857	49,603
Airbus Group NV	3,978	570,678
Akzo Nobel NV	1,542	141,969
ASML Holding NV (Netherlands)	2,896	759,084
CNH Industrial NV	6,881	74,810
EXOR NV	730	55,950
Ferrari NV	824	131,832
Fiat Chrysler Automobiles NV (Italy)	7,328	113,832
Heineken Holding NV	778	74,102
Heineken NV (Bearer)	1,757	179,223
ING Groep NV (Certificaten Van Aandelen)	26,661	301,896
Koninklijke Ahold Delhaize NV	8,021	199,884
Koninklijke DSM NV	1,227	145,400
Koninklijke KPN NV	24,197	75,116
Koninklijke Philips Electronics NV	6,314	277,021
NN Group NV	2,045	77,935
NXP Semiconductors NV	1,929	219,289
Prosus NV (a)	3,289	226,806
QIAGEN NV (Germany) (a)	1,517	45,529
Randstad NV	820	45,398
STMicroelectronics NV (France)	4,608	104,585
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit	939	145,204
Unilever NV	9,951	587,658
Vopak NV	484	26,553
Wolters Kluwer NV	1,886	138,870

TOTAL NETHERLANDS		4,923,141

New Zealand - 0.2%
Auckland International Airport Ltd.	6,764	40,312
Fisher & Paykel Healthcare Corp.	3,897	47,798
Fletcher Building Ltd.	5,305	15,587
Meridian Energy Ltd.	9,196	27,107
Ryman Healthcare Group Ltd.	2,787	23,034
Spark New Zealand Ltd.	12,798	36,713
The a2 Milk Co. Ltd. (a)	4,993	41,454

TOTAL NEW ZEALAND		232,005

Norway - 0.6%
Aker Bp ASA	662	18,277
DNB ASA	6,518	118,436
Equinor ASA	6,795	125,686
Gjensidige Forsikring ASA	1,388	25,945
Marine Harvest ASA	2,963	72,237
Norsk Hydro ASA	9,535	33,693
Orkla ASA	5,150	49,472
Schibsted ASA (B Shares)	712	19,882
Telenor ASA	4,978	93,187
Yara International ASA	1,203	46,819

TOTAL NORWAY		603,634

Papua New Guinea - 0.0%
Oil Search Ltd. ADR	9,314	45,967
Portugal - 0.2%
Energias de Portugal SA	17,378	71,518
Galp Energia SGPS SA Class B	3,403	54,430
Jeronimo Martins SGPS SA	1,727	28,979

TOTAL PORTUGAL		154,927

Singapore - 1.2%
Ascendas Real Estate Investment Trust	17,100	39,827
CapitaCommercial Trust (REIT)	18,100	27,258
CapitaLand Ltd.	17,400	45,992
CapitaMall Trust	18,100	33,772
City Developments Ltd.	2,800	22,174
ComfortDelgro Corp. Ltd.	15,900	26,850
DBS Group Holdings Ltd.	12,100	230,637
Genting Singapore Ltd.	44,100	30,425
Jardine Cycle & Carriage Ltd.	600	14,425
Keppel Corp. Ltd.	10,000	50,354
Oversea-Chinese Banking Corp. Ltd.	22,034	177,136
Sembcorp Industries Ltd.	6,300	10,577
Singapore Airlines Ltd.	4,000	27,647
Singapore Airport Terminal Service Ltd.	4,800	17,801
Singapore Exchange Ltd.	5,600	36,767
Singapore Press Holdings Ltd.	12,600	20,505
Singapore Technologies Engineering Ltd.	11,200	32,809
Singapore Telecommunications Ltd.	55,300	133,912
Suntec (REIT)	11,700	15,983
United Overseas Bank Ltd.	8,500	167,343
UOL Group Ltd.	2,700	15,460
Venture Corp. Ltd.	2,000	23,199
Wilmar International Ltd.	13,300	36,568
Yangzijiang Shipbuilding Holdings Ltd.	14,200	9,941

TOTAL SINGAPORE		1,247,362

Spain - 2.7%
ACS Actividades de Construccion y Servicios SA	1,780	72,229
Aena Sme SA (b)	461	84,578
Amadeus IT Holding SA Class A	2,965	219,377
Banco Bilbao Vizcaya Argentaria SA	45,183	237,971
Banco de Sabadell SA	39,099	42,901
Banco Santander SA (Spain)	114,935	460,704
Bankia SA	7,760	14,782
Bankinter SA	4,878	33,731
CaixaBank SA	24,354	69,838
Cellnex Telecom SA (b)	1,708	73,645
Enagas SA	1,582	39,152
Endesa SA	2,155	58,645
Ferrovial SA	3,282	96,855
Gas Natural SDG SA	2,035	55,402
Grifols SA	2,010	64,742
Iberdrola SA	40,951	420,935
Inditex SA	7,476	233,047
MAPFRE SA (Reg.)	7,852	21,893
Red Electrica Corporacion SA	2,943	59,147
Repsol SA	9,856	162,424
Siemens Gamesa Renewable Energy SA	1,559	21,430
Telefonica SA	31,700	243,433

TOTAL SPAIN		2,786,861

Sweden - 2.3%
Alfa Laval AB	2,146	49,584
ASSA ABLOY AB (B Shares)	6,776	160,919
Atlas Copco AB:
(A Shares)	4,157	146,851
(B Shares)	3,216	99,620
Boliden AB	1,857	49,936
Electrolux AB (B Shares)	1,561	40,982
Epiroc AB:
Class A	4,576	51,467
Class B	2,511	27,306
Ericsson (B Shares)	20,766	181,470
Essity AB Class B	4,099	127,907
H&M Hennes & Mauritz AB (B Shares)	5,429	113,436
Hexagon AB (B Shares)	1,757	89,691
Husqvarna AB (B Shares)	2,941	22,497
ICA Gruppen AB	618	27,330
Industrivarden AB (C Shares)	1,240	26,827
Investor AB (B Shares)	3,187	163,217
Kinnevik AB (B Shares)	1,649	45,069
Lundbergfoeretagen AB	462	17,388
Lundin Petroleum AB	1,290	42,592
Sandvik AB	7,643	134,841
Securitas AB (B Shares)	2,203	35,227
Skandinaviska Enskilda Banken AB (A Shares)	11,320	108,467
Skanska AB (B Shares)	2,302	48,993
SKF AB (B Shares)	2,585	46,730
Svenska Handelsbanken AB (A Shares)	10,357	103,941
Swedbank AB (A Shares)	6,127	85,696
Swedish Match Co. AB	1,150	53,976
Tele2 AB (B Shares)	3,382	48,353
Telia Co. AB	18,462	81,166
Volvo AB (B Shares)	10,055	150,371

TOTAL SWEDEN		2,381,850

Switzerland - 8.8%
ABB Ltd. (Reg.)	12,487	262,227
Adecco SA (Reg.)	1,066	63,193
Alcon, Inc. (Switzerland) (a)	2,810	165,951
Baloise Holdings AG	329	60,764
Barry Callebaut AG	15	31,627
Clariant AG (Reg.)	1,441	29,521
Coca-Cola HBC AG	1,339	40,760
Compagnie Financiere Richemont SA Series A	3,572	280,692
Credit Suisse Group AG	17,299	214,125
Dufry AG	302	26,199
Ems-Chemie Holding AG	57	35,650
Galenica AG	306	48,095
Geberit AG (Reg.)	251	127,370
Givaudan SA	63	185,009
Julius Baer Group Ltd.	1,515	67,090
Kuehne & Nagel International AG	370	59,766
Lafargeholcim Ltd. (Reg.)	3,286	169,480
Lindt & Spruengli AG	1	81,906
Lindt & Spruengli AG (participation certificate)	5	37,152
Lonza Group AG	502	180,649
Nestle SA (Reg. S)	20,870	2,232,695
Novartis AG	14,639	1,279,087
Pargesa Holding SA	273	21,558
Partners Group Holding AG	126	98,246
Roche Holding AG (participation certificate)	4,787	1,440,676
Schindler Holding AG:
(participation certificate)	285	69,683
(Reg.)	127	30,022
SGS SA (Reg.)	36	93,713
Sika AG	864	148,452
Sonova Holding AG Class B	375	85,910
Straumann Holding AG	70	62,429
Swatch Group AG (Bearer)	203	56,177
Swatch Group AG (Bearer) (Reg.)	348	18,643
Swiss Life Holding AG	230	114,988
Swiss Prime Site AG	523	53,864
Swiss Re Ltd.	2,080	217,804
Swisscom AG	175	89,407
Temenos Group AG	437	62,349
UBS Group AG	26,396	311,454
Zurich Insurance Group Ltd.	1,029	402,108

TOTAL SWITZERLAND		9,056,491

United Kingdom - 14.6%
3i Group PLC	6,556	95,793
Admiral Group PLC	1,324	34,678
Anglo American PLC (United Kingdom)	7,133	183,095
Antofagasta PLC	2,723	30,588
Ashtead Group PLC	3,156	95,989
Associated British Foods PLC	2,402	69,260
AstraZeneca PLC (United Kingdom)	8,944	872,194
Auto Trader Group PLC (b)	6,369	46,406
Aviva PLC	26,469	142,669
BAE Systems PLC	21,597	161,323
Barclays PLC	118,118	256,207
Barratt Developments PLC	6,865	56,130
Berkeley Group Holdings PLC	831	47,374
BHP Billiton PLC	14,433	306,132
BP PLC	138,830	880,372
British American Tobacco PLC (United Kingdom)	15,628	546,603
British Land Co. PLC	6,108	49,109
BT Group PLC	57,128	151,480
Bunzl PLC	2,276	59,200
Burberry Group PLC	2,780	73,606
Carnival PLC	1,108	44,339
Centrica PLC	39,805	37,413
Coca-Cola European Partners PLC	1,544	82,619
Compass Group PLC	10,845	288,738
Croda International PLC	869	54,212
Diageo PLC	16,198	663,000
Direct Line Insurance Group PLC	9,534	33,604
easyJet PLC	1,105	17,720
Evraz PLC	3,305	15,720
Fresnillo PLC	1,378	12,673
G4S PLC (United Kingdom)	11,110	29,761
GlaxoSmithKline PLC	34,031	779,478
Halma PLC	2,537	61,569
Hargreaves Lansdown PLC	1,924	44,163
HSBC Holdings PLC (United Kingdom)	138,069	1,043,127
Imperial Brands PLC	6,473	141,904
Informa PLC	8,426	84,588
InterContinental Hotel Group PLC	1,167	70,621
Intertek Group PLC	1,084	75,151
Investec PLC	4,768	27,027
ITV PLC	24,982	43,282
J Sainsbury PLC	12,422	32,745
John Wood Group PLC	4,606	20,184
Johnson Matthey PLC	1,308	52,016
Kingfisher PLC	14,453	38,772
Land Securities Group PLC	4,781	58,215
Legal & General Group PLC	40,280	137,590
Lloyds Banking Group PLC	483,938	355,989
London Stock Exchange Group PLC	2,128	191,773
M&G PLC (a)	17,483	48,418
Marks & Spencer Group PLC	13,488	31,775
Meggitt PLC	5,292	42,803
Melrose Industries PLC	32,867	90,726
Merlin Entertainments PLC (b)	4,894	28,813
Micro Focus International PLC	2,331	31,993
Mondi PLC	3,268	67,625
National Grid PLC	23,308	272,121
Next PLC	916	78,098
NMC Health PLC	633	17,900
Ocado Group PLC (a)	3,054	52,575
Pearson PLC	5,272	46,560
Persimmon PLC	2,160	63,709
Prudential PLC	17,483	305,373
Reckitt Benckiser Group PLC	4,834	374,063
RELX PLC (London Stock Exchange)	13,315	320,460
Rentokil Initial PLC	12,465	73,386
Rio Tinto PLC	7,750	403,479
Rolls-Royce Holdings PLC (a)	532,634	690
Rolls-Royce Holdings PLC	11,579	106,547
Royal Bank of Scotland Group PLC	32,674	90,319
Royal Dutch Shell PLC:
Class A (United Kingdom)	29,445	853,555
Class B (United Kingdom)	25,804	743,150
RSA Insurance Group PLC	6,923	46,836
Sage Group PLC	7,294	68,009
Schroders PLC	873	35,000
Scottish & Southern Energy PLC	7,002	116,486
Segro PLC	7,385	80,758
Severn Trent PLC	1,610	47,028
Smith & Nephew PLC	5,897	126,587
Smiths Group PLC	2,671	55,825
Spirax-Sarco Engineering PLC	505	51,842
St. James's Place Capital PLC	3,586	48,356
Standard Chartered PLC (United Kingdom)	18,871	171,356
Standard Life PLC	16,420	64,553
Taylor Wimpey PLC	22,255	47,710
Tesco PLC	66,288	202,348
The Weir Group PLC	1,842	32,128
Unilever PLC	7,572	453,393
United Utilities Group PLC	4,613	51,998
Vodafone Group PLC	182,439	372,307
Whitbread PLC	902	47,449
WM Morrison Supermarkets PLC	16,227	41,798

TOTAL UNITED KINGDOM		15,002,106

TOTAL COMMON STOCKS
(Cost $93,401,941)		96,631,575

Nonconvertible Preferred Stocks - 0.5%
Germany - 0.5%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	392	24,155
Fuchs Petrolub AG	427	18,230
Henkel AG & Co. KGaA	1,181	122,734
Porsche Automobil Holding SE (Germany)	1,034	76,134
Sartorius AG (non-vtg.)	240	46,628
Volkswagen AG	1,135	216,083

TOTAL GERMANY		503,964

Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)	38,875	22,494
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $480,158)		526,458
	Principal Amount	Value

Government Obligations - 0.1%
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.7% to 1.82% 12/19/19 to 3/19/20(c)
(Cost $99,538)	100,000	99,613
	Shares	Value

Money Market Funds - 1.2%
Fidelity Cash Central Fund 1.83% (d)
(Cost $1,215,565)	1,215,322	1,215,565
TOTAL INVESTMENT IN SECURITIES - 96.0%
(Cost $95,197,202)		98,473,211
NET OTHER ASSETS (LIABILITIES) - 4.0%		4,115,715
NET ASSETS - 100%		$102,588,926

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	56	Dec. 2019	$5,480,160	$34,718	$34,718

The notional amount of futures purchased as a percentage of Net Assets is 5.3%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $847,206 or 0.8% of net assets.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $99,613.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$29,509
Total	$29,509

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$5,166,936	$1,222,548	$3,944,388	$--
Consumer Discretionary	11,347,700	4,275,920	7,071,780	--
Consumer Staples	11,244,895	3,673,997	7,570,898	--
Energy	4,836,262	395,054	4,441,208	--
Financials	18,007,933	5,124,770	12,883,163	--
Health Care	11,442,104	1,521,040	9,921,064	--
Industrials	14,571,734	5,824,968	8,746,766	--
Information Technology	6,581,251	1,426,753	5,154,498	--
Materials	6,803,792	2,705,550	4,098,242	--
Real Estate	3,514,479	845,706	2,668,773	--
Utilities	3,640,947	1,515,513	2,125,434	--
Government Obligations	99,613	--	99,613	--
Money Market Funds	1,215,565	1,215,565	--	--
Total Investments in Securities:	$98,473,211	$29,747,384	$68,725,827	$--
Derivative Instruments:
Assets
Futures Contracts	$34,718	$34,718	$--	$--
Total Assets	$34,718	$34,718	$--	$--
Total Derivative Instruments:	$34,718	$34,718	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$34,718	$0
Total Equity Risk	34,718	0
Total Value of Derivatives	$34,718	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2019
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $93,981,637)	$97,257,646
Fidelity Central Funds (cost $1,215,565)	1,215,565
Total Investment in Securities (cost $95,197,202)		$98,473,211
Foreign currency held at value (cost $91,379)		91,677
Receivable for investments sold		20,677
Receivable for fund shares sold		3,766,817
Dividends receivable		300,623
Distributions receivable from Fidelity Central Funds		2,786
Receivable from investment adviser for expense reductions		5,394
Total assets		102,661,185
Liabilities
Payable for fund shares redeemed	$6,784
Payable for daily variation margin on futures contracts	5,438
Custody fees payable	60,037
Total liabilities		72,259
Net Assets		$102,588,926
Net Assets consist of:
Paid in capital		$97,896,263
Total accumulated earnings (loss)		4,692,663
Net Assets, for 9,852,300 shares outstanding		$102,588,926
Net Asset Value, offering price and redemption price per share ($102,588,926 ÷ 9,852,300 shares)		$10.41

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended October 31, 2019
Investment Income
Dividends		$1,869,907
Interest		1,741
Income from Fidelity Central Funds		29,509
Income before foreign taxes withheld		1,901,157
Less foreign taxes withheld		(172,825)
Total income		1,728,332
Expenses
Custodian fees and expenses	$124,728
Independent trustees' fees and expenses	224
Commitment fees	95
Total expenses before reductions	125,047
Expense reductions	(117,519)
Total expenses after reductions		7,528
Net investment income (loss)		1,720,804
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(71,267)
Fidelity Central Funds	(17)
Foreign currency transactions	(72,232)
Futures contracts	(175,093)
Total net realized gain (loss)		(318,609)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	3,878,506
Fidelity Central Funds	17
Assets and liabilities in foreign currencies	2,148
Futures contracts	50,947
Total change in net unrealized appreciation (depreciation)		3,931,618
Net gain (loss)		3,613,009
Net increase (decrease) in net assets resulting from operations		$5,333,813

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended October 31, 2019	For the period August 17, 2018 (commencement of operations) to October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,720,804	$47,778
Net realized gain (loss)	(318,609)	(13,404)
Change in net unrealized appreciation (depreciation)	3,931,618	(619,226)
Net increase (decrease) in net assets resulting from operations	5,333,813	(584,852)
Distributions to shareholders	(56,298)	–
Share transactions
Proceeds from sales of shares	90,340,890	10,215,760
Reinvestment of distributions	56,298	–
Cost of shares redeemed	(2,715,675)	(1,010)
Net increase (decrease) in net assets resulting from share transactions	87,681,513	10,214,750
Total increase (decrease) in net assets	92,959,028	9,629,898
Net Assets
Beginning of period	9,629,898	–
End of period	$102,588,926	$9,629,898
Other Information
Shares
Sold	9,096,286	1,021,388
Issued in reinvestment of distributions	6,180	–
Redeemed	(271,449)	(105)
Net increase (decrease)	8,831,017	1,021,283

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series International Index Fund

Years ended October 31,	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$9.43	$10.00
Income from Investment Operations
Net investment income (loss)B	.33	.05
Net realized and unrealized gain (loss)	.71	(.62)
Total from investment operations	1.04	(.57)
Distributions from net investment income	(.06)	–
Total distributions	(.06)	–
Net asset value, end of period	$10.41	$9.43
Total ReturnC,D	11.06%	(5.70)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.24%	1.18%G
Expenses net of fee waivers, if any	.01%	.01%G
Expenses net of all reductions	.01%	.01%G
Net investment income (loss)	3.33%	2.29%G
Supplemental Data
Net assets, end of period (000 omitted)	$102,589	$9,630
Portfolio turnover rateH	2%	1%I

 A For the period August 17, 2018 (commencement of operations) to October 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended October 31, 2019

1. Organization.

Fidelity Series International Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds and Fidelity managed 529 plans. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2019, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$6,803,875
Gross unrealized depreciation	(3,724,143)
Net unrealized appreciation (depreciation)	$3,079,732
Tax Cost	$95,393,479

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$1,776,755
Capital loss carryforward	$(165,488)
Net unrealized appreciation (depreciation) on securities and other investments	$3,081,397

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Short-term	$(87,926)
Long-term	(77,562)

Total no expiration	$(165,488)

The tax character of distributions paid was as follows:

	October 31, 2019	October 31, 2018(a)
Ordinary Income	$56,298	$ -

 (a) For the period August 17, 2018 (commencement of operations) to October 31, 2018.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $85,024,471 and $986,331, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $95 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .014% of average net assets. This reimbursement will remain in place through February 28, 2023. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $117,519.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Concord Street Trust and Shareholders of Fidelity Series International Index Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Fidelity Series International Index Fund (the “Fund”), a fund of Fidelity Concord Street, including the schedule of investments, as of October 31, 2019, the related statement of operations for the year then ended, the statement of changes in net assets and the financial highlights for the year then ended and for the period from August 17, 2018 (commencement of operations) to October 31, 2018, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2019, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period from August 17, 2018 (commencement of operations) to October 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2019, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

December 16, 2019

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 298 funds. Mr. Chiel oversees 171 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey is an Overseer Emeritus for the Boston Symphony Orchestra, a Director of Artis-Naples, and a Trustee of Brewster Academy in Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-2018), Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), as a member of the Independent Directors Council (IDC) Governing Council (2010-2015), and as a member of the Board of Directors for The Brookville Center for Children’s Services, Inc. (2009-2017). Mr. Dirks is a member of the Finance Committee (2016-present) and Board of Directors (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.

Donald F. Donahue (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Donahue also serves as a Trustee of other Fidelity® funds. Mr. Donahue is President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as a Member of the Advisory Board of certain Fidelity® funds (2015-2018) and Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006), and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue serves as a Member (2007-present) and Co-Chairman (2016-present) of the Board of Directors of United Way of New York, Member of the Board of Directors of NYC Leadership Academy (2012-present) and Member of the Board of Advisors of Ripple Labs, Inc. (financial services, 2015-present). He also served as Chairman (2010-2012) and Member of the Board of Directors (2012-2013) of Omgeo, LLC (financial services), Treasurer of United Way of New York (2012-2016), and Member of the Board of Directors of XBRL US (financial services non-profit, 2009-2012) and the International Securities Services Association (2009-2012).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2014-2017) and a member (2010-2017) of the Board of Directors of Dave & Buster’s Entertainment, Inc. (restaurant and entertainment complexes), as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association, and as a member of the Board of Directors for The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), Earth Fare, Inc. (retail grocery, 2010-2014), and The Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as Chair (2018-present) and Member (2013-present) of the Board of Governors, State University System of Florida and is a member of the Council on Foreign Relations (1994-present). He is also a member and has most recently served as Chairman of the Board of Directors of Artis-Naples (2012-present). Previously, Mr. Lautenbach served as a member and then Lead Director of the Board of Directors of Eaton Corporation (diversified industrial, 1997-2016). He was also a Partner and Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007). In addition, Mr. Lautenbach also had a 30-year career with IBM (technology company) during which time he served as Senior Vice President and a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-2018).

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

Garnett A. Smith (1947)

Year of Election or Appointment: 2018

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith served as a Member of the Advisory Board of certain Fidelity® funds (2012-2013) and as a board member of the Jackson Hole Land Trust (2009-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present) and as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), a Director of Fortune Brands, Inc. (consumer products, 2000-2011), and a member of the Board of Trustees of the University of Florida (2013-2018).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Vicki L. Fuller (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Fuller also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Fuller serves as a member of the Board of Directors, Audit Committee, and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-present). Previously, Ms. Fuller served as the Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006).

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Michael E. Wiley (1950)

Year of Election or Appointment: 2018

Member of the Advisory Board

Mr. Wiley also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Wiley serves as a Director of High Point Resources (exploration and production, 2005-present). Previously, Mr. Wiley served as a Director of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a Director of Andeavor Logistics LP (natural resources logistics, 2015-2018), a Director of Post Oak Bank (privately-held bank, 2004-2018), a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-2013), a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), an Advisory Director of Riverstone Holdings (private investment), a Director of Spinnaker Exploration Company (exploration and production, 2001-2005) and Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2019

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-2019); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-2019); and Assistant Secretary of certain funds (2009-2018).

Timothy M. Cohen (1969)

Year of Election or Appointment: 2018

Vice President

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Executive Vice President of Fidelity SelectCo, LLC (2019-present), Co-Head of Equity (2018-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Head of Global Equity Research (2016-2018), Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Pamela R. Holding (1964)

Year of Election or Appointment: 2018

Vice President

Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Executive Vice President of Fidelity SelectCo, LLC (2019-present), Co-Head of Equity (2018-present) and is an employee of Fidelity Investments (2013-present). Previously, Ms. Holding served as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as Secretary and CLO of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2019-present); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2019 to October 31, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2019	Ending Account Value October 31, 2019	Expenses Paid During Period-B May 1, 2019 to October 31, 2019
Actual	.01%	$1,000.00	$1,029.70	$.05
Hypothetical-C		$1,000.00	$1,025.13	$.05

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity Series International Index Fund voted to pay on December 9th, 2019, to shareholders of record at the opening of business on December 6th, 2019, a distribution of $0.009 per share derived from capital gains realized from sales of portfolio securities and a dividend of $0.199 per share from net investment income.

The fund designates 89% of the dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2020 of amounts for use in preparing 2019 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series International Index Fund

At its July 2019 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve an amended and restated sub-advisory agreement with FMR Co., Inc. (FMRC) for the fund (the Amended Contract) to decrease the sub-advisory fee rate paid by Fidelity Management & Research Company (FMR), the fund's investment adviser, to FMRC, on behalf of the fund, by 0.5 basis points. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board noted that it previously received and considered materials relating to the nature, extent and quality of services provided by FMR and the fund's sub-advisers to the fund, including the resources dedicated to investment management and support services, and administrative services, and the benefits to shareholders of investment in a large fund family in connection with the approval of the fund's current management contract and sub-advisory agreements (Advisory Contracts). At its July 2018 meeting, the Board concluded that the nature, extent and quality of the services provided to the fund under the existing Advisory Contracts should benefit the fund's shareholders. The Board noted that approval of the Amended Contract would not change the fund's portfolio manager, the investment processes, the level or nature of services provided, the resources and personnel allocated or trading and compliance operations. The Board concluded that the nature, extent, and quality of services to be provided to the fund under the Amended Contract will continue to benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that the fund does not pay FMR a management fee for investment advisory services. The Board also considered that it received and reviewed information regarding the fund's total expense ratio in connection with its approval of the Advisory Contracts. Based on its review, the Board concluded at its July 2018 meeting that the fund's total expenses are fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the proposed sub-advisory fee rate under the Amended Contract, the Board considered that the proposed sub-advisory fee rate is lower by 0.5 basis points than the current sub-advisory fee rate. The Board noted that FMR, and not the fund, pays the sub-advisory fee. The Board also considered that the fund does not pay FMR a management fee and that the Amended Contract would not change this. The Board also considered that FMR will retain its obligation to pay fund-level operating expenses, with certain limited exceptions, under the management contract. In addition, the Board considered that the Amended Contract would not result in any changes to FMR's current contractual obligation to limit the total net expenses of the fund.

Based on its review, the Board considered that the fund does not pay a management fee and concluded that the total expenses continue to be fair and reasonable in light of the services that the fund receives and the other factors considered.

Costs of the Services and Profitability.  The Board considered that at the time it approved the fund's existing Advisory Contracts the fund was a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund. Because the fund pays no advisory fees and FMR or an affiliate bears all of the expenses of the fund, with limited exceptions, the Board did not consider the costs of the services provided by and the profits realized by Fidelity to be significant factors in its decision to approve the Amended Contract.

Economies of Scale.  The Board did not consider the realization of economies of scale to be a significant factor in its decision to approve the Amended Contract because the fund pays no advisory fees and FMR or an affiliate bears all of the expenses of the fund, with limited exceptions.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's advisory fee structures are fair and reasonable, and that the Amended Contract should be approved.

IIF-ANN-1219
1.9891249.101

Fidelity ZERO℠ Extended Market Index Fund

Fidelity ZERO℠ International Index Fund

Fidelity ZERO℠ Large Cap Index Fund

Fidelity ZERO℠ Total Market Index Fund

Annual Report

October 31, 2019

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Fidelity ZERO℠ Extended Market Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Fidelity ZERO℠ International Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Fidelity ZERO℠ Large Cap Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Fidelity ZERO℠ Total Market Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity ZERO℠ Extended Market Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended October 31, 2019	Past 1 year	Life of fundA
Fidelity ZERO℠ Extended Market Index Fund	7.97%	(2.60)%

 A From September 13, 2018

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity ZERO℠ Extended Market Index Fund on September 13, 2018, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Fidelity U.S. Extended Investable Market Index℠ performed over the same period.

Period Ending Values
$9,707	Fidelity ZERO℠ Extended Market Index Fund
$9,523	Fidelity U.S. Extended Investable Market Index℠

Fidelity ZERO℠ Extended Market Index Fund

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index gained 14.33% for the 12 months ending October 31, 2019, ending the period just shy of a record close after seesawing due to trade tension, interest rates, economic data and an inverted yield curve, among other factors. Upbeat company earnings and outlooks, along with signs the Federal Reserve may pause on rates, boosted stocks to an all-time high on April 30. In May, however, volatility spiked and the index sunk as trade negotiations between the U.S. and China broke down. The bull market roared back in June and recorded a series of highs in July, when the Fed, affirming a dovish shift in policy, cut interest rates for the first time since 2008. Volatility intensified in August, however, as the U.S. Treasury yield curve inverted for the first time since 2007, which some investors viewed as a sign the U.S. economy could be heading for recession. The market proved resilient, rising in the final two months and reaching a new high on October 30, when the Fed cut interest rates for the third time this year. For the full 12 months, the defensive real estate (+27%) and utilities (+24%) sectors led the way, followed by information technology (+23%). Communication services and consumer discretionary each gained about 16%, while industrials advanced 15%. In contrast, energy (-11%) was by far the weakest sector – slipping on lower oil prices. Other notable laggards included health care (+9%) and financials (+12%). Lastly, consumer staples and materials finished roughly in line with the index.

Comments from the Geode Capital Management, LLC, passive equity index team:  For the fiscal year, the fund's share classes gained 7.97%, compared with 6.17% for the benchmark Fidelity U.S. Extended Investable Market Index. Of the 11 sectors in the index, 10 had a positive return, with energy (-47%) the lone exception. Individually, the top absolute contributor was Array BioPharma (+196%), whose shares sharply gained in June, after the biotechnology company agreed to be acquired by Pfizer. The deal ultimately closed in July. We did not hold this stock at period end. MarketAxess Holdings (+77%) also contributed, reflecting the electronic fixed-income investment trading platform's strong financial results. Cloud-based communications-services company RingCentral (+108%) added value, as investors cheered the company's strategic partnership with Avaya, announced in October. Biotechnology firm Seattle Genetics (+91%) further contributed, as the company announced positive results in a late-stage trial of its treatment for advanced breast cancer. In contrast, the biggest individual detractor was department store retailer Macy's (-53%), which struggled along with the entire retail sector. The company announced significantly lower-than-expected sales and profits. Disappointing financial results also weighed on food-delivery company Grubhub (-63%), while biotechnology company Nektar Therapeutics (-59%) saw its shares plunge in August after the company experienced manufacturing challenges with an experimental drug key to Nektar's future profits.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity ZERO℠ Extended Market Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2019

% of fund's net assets
MarketAxess Holdings, Inc.	0.3
Teledyne Technologies, Inc.	0.3
Arconic, Inc.	0.3
Seattle Genetics, Inc.	0.3
Garmin Ltd.	0.3
Jacobs Engineering Group, Inc.	0.3
The Western Union Co.	0.3
RingCentral, Inc.	0.3
Allegion PLC	0.3
Teradyne, Inc.	0.3
3.0

Top Market Sectors as of October 31, 2019

% of fund's net assets
Industrials	16.7
Financials	16.0
Information Technology	15.6
Consumer Discretionary	12.9
Health Care	11.4
Real Estate	10.0
Materials	5.0
Communication Services	3.7
Consumer Staples	3.4
Utilities	2.7

Asset Allocation (% of fund's net assets)

As of October 31, 2019*
Stocks and Equity Futures	100.0%

 * Foreign investments - 5.4%

Fidelity ZERO℠ Extended Market Index Fund

Schedule of Investments October 31, 2019

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
COMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 0.6%
ATN International, Inc.	1,116	$66,101
Bandwidth, Inc. (a)	593	33,297
Cincinnati Bell, Inc. (a)	5,212	26,633
Cogent Communications Group, Inc.	4,418	259,072
Consolidated Communications Holdings, Inc. (b)	8,567	34,268
Frontier Communications Corp. (a)(b)	9,918	9,025
GCI Liberty, Inc. (a)	10,459	731,921
Globalstar, Inc. (a)(b)	78,531	29,999
Intelsat SA (a)(b)	7,234	183,671
Iridium Communications, Inc. (a)(b)	10,371	253,778
ORBCOMM, Inc. (a)	7,940	31,839
Pareteum Corp. (a)(b)	5,497	2,034
PDVWireless, Inc. (a)	937	38,005
Vonage Holdings Corp. (a)	23,794	232,467
Zayo Group Holdings, Inc. (a)	21,574	736,536
		2,668,646
Entertainment - 0.7%
AMC Entertainment Holdings, Inc. Class A (b)	5,774	54,102
Cinemark Holdings, Inc. (b)	11,460	419,436
Gaia, Inc. Class A (a)(b)	1,293	8,960
Glu Mobile, Inc. (a)(b)	12,142	72,002
Lions Gate Entertainment Corp.:
Class A (b)	6,281	50,185
Class B	10,777	80,720
Live Nation Entertainment, Inc. (a)	14,773	1,041,497
Marcus Corp.	2,117	76,424
Rosetta Stone, Inc. (a)	2,127	40,753
The Madison Square Garden Co. (a)	1,843	491,934
World Wrestling Entertainment, Inc. Class A (b)	4,620	258,905
Zynga, Inc. (a)	88,730	547,464
		3,142,382
Interactive Media & Services - 0.7%
ANGI Homeservices, Inc. Class A (a)(b)	5,995	41,066
Care.com, Inc. (a)(b)	2,631	30,730
CarGurus, Inc. Class A (a)(b)	3,482	116,960
Cars.com, Inc. (a)(b)	6,896	77,994
Eventbrite, Inc. (a)(b)	1,161	20,875
Liberty TripAdvisor Holdings, Inc. (a)	7,819	75,453
Match Group, Inc. (b)	5,572	406,700
MeetMe, Inc. (a)	8,568	36,500
QuinStreet, Inc. (a)(b)	3,982	51,089
Snap, Inc. Class A (a)(b)	74,383	1,120,208
TripAdvisor, Inc. (a)	10,874	439,310
TrueCar, Inc. (a)	8,505	27,896
Yelp, Inc. (a)	8,112	279,945
Zillow Group, Inc.:
Class A (a)(b)	5,398	174,841
Class C (a)(b)	12,211	397,712
		3,297,279
Media - 1.6%
Altice U.S.A., Inc. Class A (a)	12,863	398,110
AMC Networks, Inc. Class A (a)	4,856	211,479
Cable One, Inc.	530	702,446
Cardlytics, Inc. (a)(b)	916	38,390
comScore, Inc. (a)	4,272	9,868
DISH Network Corp. Class A (a)	25,722	884,322
E.W. Scripps Co. Class A	5,991	80,489
Emerald Expositions Events, Inc.	2,467	23,979
Entercom Communications Corp. Class A (b)	12,533	43,615
Entravision Communication Corp. Class A	6,553	18,611
Fluent, Inc. (a)	3,311	7,715
Gannett Co., Inc.	11,911	129,234
Gray Television, Inc. (a)	8,254	135,448
John Wiley & Sons, Inc. Class A	4,849	223,393
Liberty Latin America Ltd.:
Class A (a)	4,608	86,124
Class C (a)	12,759	234,893
Loral Space & Communications Ltd. (a)	1,358	54,306
Meredith Corp. (b)	4,284	161,507
MSG Network, Inc. Class A (a)(b)	6,643	107,683
National CineMedia, Inc.	6,885	57,800
New Media Investment Group, Inc.	6,033	53,151
News Corp.:
Class A	39,492	541,435
Class B	14,587	205,968
Nexstar Broadcasting Group, Inc. Class A	4,891	475,845
Scholastic Corp.	2,917	112,305
Sinclair Broadcast Group, Inc. Class A	7,664	305,334
Sirius XM Holdings, Inc.	137,264	922,414
TechTarget, Inc. (a)	2,394	58,414
Tegna, Inc. (b)	22,987	345,495
The New York Times Co. Class A	15,006	463,685
Tribune Publishing Co.	1,902	17,042
WideOpenWest, Inc. (a)	2,577	16,364
		7,126,864
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc. (a)	4,805	45,503
Gogo, Inc. (a)(b)	5,539	34,065
NII Holdings, Inc. (a)(b)	10,174	19,229
Shenandoah Telecommunications Co.	4,974	159,964
Spok Holdings, Inc.	1,871	22,265
Telephone & Data Systems, Inc.	9,987	260,561
U.S. Cellular Corp. (a)	1,535	57,133
		598,720

TOTAL COMMUNICATION SERVICES		16,833,891

CONSUMER DISCRETIONARY - 12.9%
Auto Components - 1.0%
Adient PLC	9,364	198,423
American Axle & Manufacturing Holdings, Inc. (a)	11,974	100,103
Autoliv, Inc.	9,318	725,313
Cooper Tire & Rubber Co.	5,332	150,576
Cooper-Standard Holding, Inc. (a)	1,760	56,074
Dana, Inc.	15,516	251,825
Delphi Technologies PLC	9,597	117,179
Dorman Products, Inc. (a)	3,108	223,621
Fox Factory Holding Corp. (a)	4,070	248,026
Garrett Motion, Inc. (a)	7,697	73,122
Gentex Corp.	27,950	783,998
Gentherm, Inc. (a)	3,699	154,507
LCI Industries	2,692	261,447
Modine Manufacturing Co. (a)	5,429	62,053
Motorcar Parts of America, Inc. (a)(b)	1,916	36,519
Standard Motor Products, Inc.	2,096	109,747
Stoneridge, Inc. (a)	2,926	90,355
Superior Industries International, Inc.	2,214	5,756
Tenneco, Inc.	5,487	69,081
The Goodyear Tire & Rubber Co.	24,824	393,957
Veoneer, Inc. (a)(b)	9,357	148,963
Visteon Corp. (a)(b)	3,095	287,897
		4,548,542
Automobiles - 0.3%
Harley-Davidson, Inc.	17,435	678,396
Thor Industries, Inc.	5,354	338,694
Winnebago Industries, Inc. (b)	3,117	149,834
		1,166,924
Distributors - 0.5%
Core-Mark Holding Co., Inc.	4,899	149,517
Funko, Inc. (a)	1,069	19,242
LKQ Corp. (a)	34,019	1,156,306
Pool Corp.	4,309	893,687
		2,218,752
Diversified Consumer Services - 1.2%
Adtalem Global Education, Inc. (a)	6,256	186,304
American Public Education, Inc. (a)	1,643	35,686
Bright Horizons Family Solutions, Inc. (a)	6,265	930,478
Career Education Corp. (a)	7,485	105,988
Carriage Services, Inc.	1,516	39,052
Chegg, Inc. (a)(b)	11,090	340,019
Frontdoor, Inc. (a)	7,233	348,848
Graham Holdings Co.	463	291,533
Grand Canyon Education, Inc. (a)	5,161	474,606
H&R Block, Inc. (b)	21,970	549,030
Houghton Mifflin Harcourt Co. (a)	11,177	72,203
K12, Inc. (a)	4,001	79,180
Laureate Education, Inc. Class A (a)	7,237	111,848
Regis Corp. (a)	3,573	73,604
Service Corp. International	19,351	880,083
ServiceMaster Global Holdings, Inc. (a)	14,478	584,622
Strategic Education, Inc.	2,301	283,092
Weight Watchers International, Inc. (a)	4,108	143,246
Zovio, Inc. (a)	2,539	4,976
		5,534,398
Hotels, Restaurants & Leisure - 2.9%
ARAMARK Holdings Corp.	26,344	1,152,813
BFC Financial Corp. Class A	6,527	29,176
BJ's Restaurants, Inc.	2,301	91,097
Bloomin' Brands, Inc.	9,700	192,157
Boyd Gaming Corp. (b)	8,581	233,832
Brinker International, Inc. (b)	4,150	184,468
Caesars Entertainment Corp. (a)	62,162	763,349
Carrols Restaurant Group, Inc. (a)(b)	4,091	29,169
Choice Hotels International, Inc.	3,647	322,687
Churchill Downs, Inc.	3,803	494,352
Chuy's Holdings, Inc. (a)	1,822	44,402
Cracker Barrel Old Country Store, Inc.	2,587	402,279
Dave & Buster's Entertainment, Inc.	4,165	165,684
Del Taco Restaurants, Inc. (a)	3,606	27,532
Denny's Corp. (a)	6,592	132,631
Dine Brands Global, Inc.	1,915	140,082
Drive Shack, Inc. (a)(b)	5,933	23,673
Dunkin' Brands Group, Inc.	8,840	695,001
El Pollo Loco Holdings, Inc. (a)(b)	2,259	26,250
Eldorado Resorts, Inc. (a)(b)	6,889	308,421
Everi Holdings, Inc. (a)	7,537	75,822
Extended Stay America, Inc. unit	20,167	286,573
Fiesta Restaurant Group, Inc. (a)	2,374	20,405
Golden Entertainment, Inc. (a)	1,947	28,193
Habit Restaurants, Inc. Class A (a)	2,008	21,104
Hilton Grand Vacations, Inc. (a)	10,303	357,823
Hyatt Hotels Corp. Class A	4,563	341,039
Jack in the Box, Inc. (b)	2,766	232,399
Lindblad Expeditions Holdings (a)	3,045	47,928
Marriott Vacations Worldwide Corp.	4,372	480,614
Monarch Casino & Resort, Inc. (a)	1,308	56,493
Noodles & Co. (a)(b)	4,094	21,821
Papa John's International, Inc. (b)	2,414	141,340
Penn National Gaming, Inc. (a)	11,440	243,844
Planet Fitness, Inc. (a)	9,392	597,895
Playa Hotels & Resorts NV (a)	5,658	47,188
PlayAGS, Inc. (a)	2,279	26,300
Potbelly Corp. (a)	2,483	10,553
Red Robin Gourmet Burgers, Inc. (a)(b)	1,414	43,127
Red Rock Resorts, Inc.	7,447	162,196
Ruth's Hospitality Group, Inc.	3,063	63,037
Scientific Games Corp. Class A (a)(b)	5,847	140,270
SeaWorld Entertainment, Inc. (a)(b)	7,123	188,190
Shake Shack, Inc. Class A (a)	2,780	228,738
Six Flags Entertainment Corp.	7,712	325,369
Texas Roadhouse, Inc. Class A	7,159	404,484
The Cheesecake Factory, Inc. (b)	4,473	186,927
Vail Resorts, Inc.	4,323	1,004,536
Wendy's Co.	19,867	420,783
Wingstop, Inc.	3,150	262,805
Wyndham Destinations, Inc.	10,449	484,938
Wyndham Hotels & Resorts, Inc.	10,545	569,114
		12,980,903
Household Durables - 2.1%
Beazer Homes U.S.A., Inc. (a)	3,612	54,216
Cavco Industries, Inc. (a)	903	173,060
Century Communities, Inc. (a)	2,917	88,006
Ethan Allen Interiors, Inc.	2,508	49,433
Garmin Ltd.	12,863	1,205,906
GoPro, Inc. Class A (a)(b)	12,440	51,750
Helen of Troy Ltd. (a)	2,818	422,024
Hooker Furniture Corp.	1,269	30,037
Hovnanian Enterprises, Inc. Class A (a)	551	13,819
Installed Building Products, Inc. (a)	2,319	151,245
iRobot Corp. (a)(b)	2,956	142,065
KB Home	9,219	329,026
La-Z-Boy, Inc.	5,030	178,615
Leggett & Platt, Inc. (b)	13,858	710,915
LGI Homes, Inc. (a)(b)	1,970	154,606
Libbey, Inc. (a)(b)	2,089	3,760
Lovesac (a)(b)	587	9,586
M.D.C. Holdings, Inc.	5,247	203,111
M/I Homes, Inc. (a)	2,922	129,094
Meritage Homes Corp. (a)	4,013	289,297
Mohawk Industries, Inc. (a)	6,740	966,381
PulteGroup, Inc.	27,600	1,083,024
Roku, Inc. Class A (a)(b)	5,370	790,464
Skyline Champion Corp. (a)	4,054	114,444
Taylor Morrison Home Corp. (a)	12,682	317,684
Tempur Sealy International, Inc. (a)	4,920	447,474
Toll Brothers, Inc.	14,546	578,494
TopBuild Corp. (a)	3,784	393,271
TRI Pointe Homes, Inc. (a)	15,276	240,444
Tupperware Brands Corp.	5,186	49,941
Turtle Beach Corp. (a)	656	7,137
Universal Electronics, Inc. (a)	1,471	76,669
Vuzix Corp. (a)	2,033	4,879
William Lyon Homes, Inc. (a)	3,446	66,680
Zagg, Inc. (a)(b)	3,014	22,213
		9,548,770
Internet & Direct Marketing Retail - 0.5%
1-800-FLOWERS.com, Inc. Class A (a)	2,741	39,087
Blue Apron Holdings, Inc. Class A (a)(b)	388	2,778
Duluth Holdings, Inc. (a)(b)	1,332	12,308
Etsy, Inc. (a)	12,813	570,050
Groupon, Inc. (a)	42,930	119,345
GrubHub, Inc. (a)(b)	9,709	330,689
Lands' End, Inc. (a)(b)	1,803	21,762
Overstock.com, Inc. (a)(b)	2,251	23,703
PetMed Express, Inc.	2,319	54,299
Quotient Technology, Inc. (a)	8,650	74,477
Shutterstock, Inc. (a)	2,115	85,827
Stamps.com, Inc. (a)	1,841	155,436
Stitch Fix, Inc. (a)(b)	2,410	55,093
The Rubicon Project, Inc. (a)	4,915	41,778
Wayfair LLC Class A (a)(b)	6,579	540,991
		2,127,623
Leisure Products - 0.5%
Acushnet Holdings Corp.	3,555	101,140
American Outdoor Brands Corp. (a)	5,530	39,152
Brunswick Corp.	9,294	541,283
Callaway Golf Co. (b)	9,434	190,755
Clarus Corp.	2,255	28,751
Johnson Outdoors, Inc. Class A	604	35,364
Malibu Boats, Inc. Class A (a)	2,286	74,569
Mattel, Inc. (a)(b)	36,955	441,243
MCBC Holdings, Inc. (a)	1,930	30,398
Nautilus, Inc. (a)	2,980	4,917
Polaris, Inc.	6,193	610,939
Sturm, Ruger & Co., Inc.	1,838	84,107
Vista Outdoor, Inc. (a)	6,559	43,945
YETI Holdings, Inc. (b)	1,736	57,826
		2,284,389
Multiline Retail - 0.3%
Big Lots, Inc.	4,419	95,760
Dillard's, Inc. Class A (b)	1,992	137,408
JC Penney Corp., Inc. (a)(b)	31,695	31,695
Macy's, Inc. (b)	32,751	496,505
Nordstrom, Inc. (b)	12,108	434,677
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	5,489	350,637
		1,546,682
Specialty Retail - 2.1%
Aaron's, Inc. Class A (b)	7,332	549,387
Abercrombie & Fitch Co. Class A (b)	7,152	115,791
America's Car Mart, Inc. (a)	687	62,510
American Eagle Outfitters, Inc. (b)	18,128	278,809
Asbury Automotive Group, Inc. (a)	2,107	217,295
Ascena Retail Group, Inc. (a)	16,857	5,937
At Home Group, Inc. (a)(b)	2,844	24,231
AutoNation, Inc. (a)(b)	6,124	311,405
Barnes & Noble Education, Inc. (a)	3,596	14,780
Bed Bath & Beyond, Inc. (b)	14,814	202,952
Boot Barn Holdings, Inc. (a)	2,982	104,519
Caleres, Inc. (b)	4,578	98,519
Camping World Holdings, Inc.	3,427	32,385
Carvana Co. Class A (a)(b)	3,492	283,131
Chico's FAS, Inc. (b)	13,940	47,954
Citi Trends, Inc.	1,241	22,152
Conn's, Inc. (a)(b)	2,546	61,588
Dick's Sporting Goods, Inc. (b)	7,834	304,978
DSW, Inc. Class A	7,372	121,638
Express, Inc. (a)(b)	8,089	26,047
Five Below, Inc. (a)	5,965	746,281
Floor & Decor Holdings, Inc. Class A (a)	6,139	281,350
Foot Locker, Inc.	12,301	535,217
GameStop Corp. Class A (b)	11,185	60,846
Gap, Inc.	22,693	368,988
Genesco, Inc. (a)	2,112	82,051
GNC Holdings, Inc. Class A (a)(b)	8,400	22,176
Group 1 Automotive, Inc.	1,955	194,405
Guess?, Inc. (b)	6,184	103,582
Haverty Furniture Companies, Inc.	2,115	38,366
Hibbett Sports, Inc. (a)(b)	2,096	50,011
J.Jill, Inc. (b)	1,281	2,216
Kirkland's, Inc. (a)(b)	1,345	2,125
L Brands, Inc.	24,251	413,237
Lithia Motors, Inc. Class A (sub. vtg.)	2,400	377,952
Lumber Liquidators Holdings, Inc. (a)(b)	2,929	27,035
MarineMax, Inc. (a)	2,304	35,597
Michaels Companies, Inc. (a)(b)	9,778	85,362
Monro, Inc.	3,540	248,189
Murphy U.S.A., Inc. (a)	3,171	373,956
National Vision Holdings, Inc. (a)	6,743	160,483
Office Depot, Inc.	59,243	122,041
Party City Holdco, Inc. (a)(b)	6,478	36,406
Penske Automotive Group, Inc.	3,902	190,105
Rent-A-Center, Inc.	4,658	120,502
RH (a)(b)	1,987	361,038
Sally Beauty Holdings, Inc. (a)(b)	12,656	196,168
Shoe Carnival, Inc. (b)	1,029	34,153
Signet Jewelers Ltd.	5,512	88,412
Sleep Number Corp. (a)(b)	3,502	168,516
Sonic Automotive, Inc. Class A (sub. vtg.)	2,514	81,026
Sportsman's Warehouse Holdings, Inc. (a)	3,695	25,163
Tailored Brands, Inc. (b)	5,287	24,532
The Buckle, Inc. (b)	2,973	62,195
The Cato Corp. Class A (sub. vtg.)	2,299	40,210
The Children's Place Retail Stores, Inc.	1,746	143,015
The Container Store Group, Inc. (a)	1,463	6,174
Tile Shop Holdings, Inc.	3,774	6,340
Tilly's, Inc.	2,169	22,254
Urban Outfitters, Inc. (a)(b)	8,111	232,786
Williams-Sonoma, Inc. (b)	8,531	569,785
Zumiez, Inc. (a)	2,015	64,299
		9,690,553
Textiles, Apparel & Luxury Goods - 1.5%
Capri Holdings Ltd. (a)	16,131	501,190
Carter's, Inc. (b)	4,872	488,369
Columbia Sportswear Co.	3,159	285,732
Crocs, Inc. (a)	7,172	250,948
Deckers Outdoor Corp. (a)	3,116	476,436
Fossil Group, Inc. (a)(b)	4,716	51,310
G-III Apparel Group Ltd. (a)	4,438	111,438
Hanesbrands, Inc.	38,621	587,425
Movado Group, Inc.	1,846	48,088
Oxford Industries, Inc.	1,857	127,873
PVH Corp.	8,060	702,510
Ralph Lauren Corp.	5,848	561,759
Rocky Brands, Inc.	761	21,163
Samsonite International SA	152,400	310,311
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	14,269	533,233
Steven Madden Ltd.	8,524	351,018
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	20,298	419,154
Class C (non-vtg.) (a)	20,341	376,309
Unifi, Inc. (a)	1,460	39,858
Vera Bradley, Inc. (a)	2,168	23,328
Wolverine World Wide, Inc.	10,206	302,914
		6,570,366

TOTAL CONSUMER DISCRETIONARY		58,217,902

CONSUMER STAPLES - 3.4%
Beverages - 0.4%
Boston Beer Co., Inc. Class A (a)(b)	915	342,631
Brown-Forman Corp. Class B (non-vtg.)	17,717	1,160,818
Coca-Cola Bottling Co. Consolidated	489	134,162
Craft Brew Alliance, Inc. (a)	950	6,926
MGP Ingredients, Inc. (b)	1,398	59,960
National Beverage Corp. (b)	1,311	57,632
Primo Water Corp. (a)(b)	3,596	43,494
		1,805,623
Food & Staples Retailing - 0.7%
Andersons, Inc.	2,970	54,707
BJ's Wholesale Club Holdings, Inc. (a)(b)	7,197	192,160
Casey's General Stores, Inc.	3,893	664,963
Chefs' Warehouse Holdings (a)	2,438	80,759
Ingles Markets, Inc. Class A	1,509	59,500
Natural Grocers by Vitamin Cottage, Inc. (a)	774	6,788
Performance Food Group Co. (a)	11,301	481,536
PriceSmart, Inc. (b)	2,463	182,508
Rite Aid Corp. (a)(b)	5,716	52,587
SpartanNash Co.	3,644	47,718
Sprouts Farmers Market LLC (a)	13,580	263,588
U.S. Foods Holding Corp. (a)	23,262	922,804
United Natural Foods, Inc. (a)(b)	5,301	39,758
Weis Markets, Inc.	1,752	67,434
		3,116,810
Food Products - 1.5%
B&G Foods, Inc. Class A (b)	6,919	107,590
Bunge Ltd.	15,011	810,594
Cal-Maine Foods, Inc.	3,208	127,967
Calavo Growers, Inc. (b)	1,670	144,839
Campbell Soup Co. (b)	20,593	953,662
Darling International, Inc. (a)	17,426	336,322
Dean Foods Co. (b)	9,145	8,962
Farmer Brothers Co. (a)	1,085	13,921
Flowers Foods, Inc.	19,501	423,562
Fresh Del Monte Produce, Inc.	3,279	104,600
Freshpet, Inc. (a)	2,706	141,416
Hostess Brands, Inc. Class A (a)(b)	10,814	138,203
Ingredion, Inc.	7,504	592,816
J&J Snack Foods Corp.	1,602	305,598
John B. Sanfilippo & Son, Inc.	919	97,524
Lancaster Colony Corp.	2,104	292,835
Limoneira Co.	1,493	28,248
Pilgrim's Pride Corp. (a)	5,671	172,172
Post Holdings, Inc. (a)	7,125	733,163
Sanderson Farms, Inc.	2,153	333,306
Seaboard Corp.	29	122,354
The Hain Celestial Group, Inc. (a)(b)	9,502	224,627
The Simply Good Foods Co. (a)	5,358	131,485
Tootsie Roll Industries, Inc. (b)	2,014	69,040
TreeHouse Foods, Inc. (a)(b)	5,978	322,932
		6,737,738
Household Products - 0.2%
Central Garden & Pet Co. (a)	1,519	45,600
Central Garden & Pet Co. Class A (non-vtg.) (a)	3,869	109,415
Energizer Holdings, Inc. (b)	6,811	289,399
Spectrum Brands Holdings, Inc.	5,586	280,473
WD-40 Co.	1,477	276,790
		1,001,677
Personal Products - 0.5%
Avon Products, Inc. (a)	47,696	204,616
Coty, Inc. Class A	47,964	560,699
Edgewell Personal Care Co. (a)	5,708	199,780
elf Beauty, Inc. (a)	2,435	40,908
Herbalife Nutrition Ltd. (a)	11,142	497,713
Inter Parfums, Inc.	1,802	139,529
MediFast, Inc. (b)	1,291	143,224
Natural Health Trends Corp.	652	4,414
Nu Skin Enterprises, Inc. Class A	5,972	266,232
USANA Health Sciences, Inc. (a)	1,456	107,904
		2,165,019
Tobacco - 0.1%
22nd Century Group, Inc. (a)(b)	11,732	22,173
Pyxus International, Inc. (a)(b)	851	9,718
Turning Point Brands, Inc. (b)	875	18,261
Universal Corp.	2,621	143,631
Vector Group Ltd. (b)	12,330	150,426
		344,209

TOTAL CONSUMER STAPLES		15,171,076

ENERGY - 2.2%
Energy Equipment & Services - 0.7%
Apergy Corp. (a)	8,281	208,433
Archrock, Inc.	13,923	134,218
Basic Energy Services, Inc. (a)(b)	1,945	1,109
Cactus, Inc.	4,016	119,356
Carbo Ceramics, Inc. (a)(b)	2,299	3,334
Core Laboratories NV (b)	4,724	208,045
COVIA Corp. (a)(b)	2,562	3,536
Diamond Offshore Drilling, Inc. (a)(b)	7,388	39,083
DMC Global, Inc. (b)	1,554	69,526
Dril-Quip, Inc. (a)	3,934	161,373
Exterran Corp. (a)	3,254	41,228
Forum Energy Technologies, Inc. (a)	7,657	8,882
Frank's International NV (a)	7,557	37,029
FTS International, Inc. (a)(b)	3,026	4,600
Helix Energy Solutions Group, Inc. (a)	15,052	129,297
Helmerich & Payne, Inc.	11,763	441,113
ION Geophysical Corp. (a)	948	8,940
Keane Group, Inc. (a)(b)	4,648	20,079
KLX Energy Services Holdings, Inc. (a)	2,310	18,341
Liberty Oilfield Services, Inc. Class A (b)	3,943	36,315
Mammoth Energy Services, Inc.	1,097	1,755
Matrix Service Co. (a)	2,904	54,479
McDermott International, Inc. (a)(b)	18,626	30,360
Nabors Industries Ltd.	34,399	63,638
NCS Multistage Holdings, Inc. (a)	1,238	2,786
Newpark Resources, Inc. (a)	9,234	55,404
Nine Energy Service, Inc. (a)	955	5,396
Noble Corp. (a)(b)	28,637	35,224
Oceaneering International, Inc. (a)	10,674	151,144
Oil States International, Inc. (a)	6,455	92,113
Patterson-UTI Energy, Inc.	23,341	194,197
ProPetro Holding Corp. (a)	8,055	62,426
RPC, Inc. (b)	5,895	24,405
SEACOR Holdings, Inc. (a)	1,868	80,156
Select Energy Services, Inc. Class A (a)	6,090	46,284
Solaris Oilfield Infrastructure, Inc. Class A	2,814	29,941
TETRA Technologies, Inc. (a)	12,718	21,621
Tidewater, Inc. (a)	3,427	55,620
Transocean Ltd. (United States) (a)(b)	53,255	252,961
U.S. Silica Holdings, Inc. (b)	8,428	37,589
Valaris PLC Class A (b)	11,997	49,308
		3,040,644
Oil, Gas & Consumable Fuels - 1.5%
Abraxas Petroleum Corp. (a)	15,463	4,484
Amplify Energy Corp. New	2,608	18,908
Antero Resources Corp. (a)(b)	23,374	58,435
Arch Coal, Inc. (b)	1,999	157,701
Bonanza Creek Energy, Inc. (a)	2,009	35,800
California Resources Corp. (a)(b)	5,389	30,125
Callon Petroleum Co. (a)(b)	24,989	94,958
Carrizo Oil & Gas, Inc. (a)(b)	9,457	69,604
Centennial Resource Development, Inc. Class A (a)	19,953	67,840
Chesapeake Energy Corp. (a)(b)	96,949	129,912
Cimarex Energy Co.	10,152	428,617
Clean Energy Fuels Corp. (a)	14,145	31,826
CNX Resources Corp. (a)(b)	21,856	184,246
CONSOL Energy, Inc. (a)(b)	3,224	42,654
Contango Oil & Gas Co. (a)(b)	2,390	5,951
Continental Resources, Inc.	9,320	274,660
CVR Energy, Inc.	3,050	144,631
Delek U.S. Holdings, Inc. (b)	8,103	323,715
Denbury Resources, Inc. (a)(b)	47,451	47,361
Earthstone Energy, Inc. (a)(b)	1,765	6,848
EQT Corp.	27,289	293,084
Equitrans Midstream Corp. (b)	21,490	299,141
Evolution Petroleum Corp.	3,200	17,984
Extraction Oil & Gas, Inc. (a)(b)	11,783	20,031
Green Plains, Inc.	4,243	52,316
Gulfport Energy Corp. (a)(b)	17,727	49,370
Highpoint Resources, Inc. (a)(b)	11,374	12,056
International Seaways, Inc. (a)	2,996	75,319
Jagged Peak Energy, Inc. (a)(b)	6,312	44,752
Kosmos Energy Ltd. (b)	25,386	157,393
Laredo Petroleum, Inc. (a)	17,432	41,140
Lilis Energy, Inc. (a)(b)	4,468	983
Lonestar Resources U.S., Inc. (a)	2,361	5,666
Magnolia Oil & Gas Corp. Class A (a)	9,077	89,136
Matador Resources Co. (a)(b)	10,914	151,814
Montage Resources Corp. (a)	527	2,382
Murphy Oil Corp.	17,346	357,848
Northern Oil & Gas, Inc. (a)(b)	22,648	44,390
Oasis Petroleum, Inc. (a)	29,653	77,394
Overseas Shipholding Group, Inc. (a)	5,939	9,681
Par Pacific Holdings, Inc. (a)	3,271	74,088
Parsley Energy, Inc. Class A	28,002	442,712
PBF Energy, Inc. Class A	12,773	412,312
PDC Energy, Inc. (a)	6,992	139,490
Peabody Energy Corp.	8,245	86,820
Penn Virginia Corp. (a)	1,372	32,654
QEP Resources, Inc.	26,181	87,183
Range Resources Corp. (b)	21,751	87,657
Renewable Energy Group, Inc. (a)(b)	4,003	65,409
Rex American Resources Corp. (a)	602	48,714
Ring Energy, Inc. (a)(b)	5,263	8,737
SandRidge Energy, Inc. (a)	2,834	12,413
SemGroup Corp. Class A	6,959	112,040
SM Energy Co.	11,411	89,462
Southwestern Energy Co. (a)(b)	62,557	128,242
SRC Energy, Inc. (a)	26,442	82,499
Talos Energy, Inc. (a)	2,311	49,756
Teekay Corp. (b)	7,805	39,884
Teekay Tankers Ltd. (a)	20,719	42,267
Tellurian, Inc. (a)(b)	10,331	82,338
Ultra Petroleum Corp. (a)(b)	17,637	3,527
Unit Corp. (a)	5,550	11,322
Uranium Energy Corp. (a)(b)	14,596	13,824
W&T Offshore, Inc. (a)	9,325	37,580
Whiting Petroleum Corp. (a)(b)	9,558	60,598
World Fuel Services Corp.	7,192	300,410
WPX Energy, Inc. (a)	42,202	421,176
		6,933,270

TOTAL ENERGY		9,973,914

FINANCIALS - 16.0%
Banks - 6.5%
1st Source Corp.	1,788	91,510
Allegiance Bancshares, Inc. (a)(b)	1,162	38,648
Amalgamated Bank	876	15,952
Ameris Bancorp	4,302	184,341
Associated Banc-Corp.	17,514	352,207
Atlantic Capital Bancshares, Inc. (a)	2,812	52,444
Banc of California, Inc. (b)	4,790	65,958
BancFirst Corp.	1,795	103,913
Bancorp, Inc., Delaware (a)	6,064	66,098
BancorpSouth Bank	9,616	294,923
Bank of Hawaii Corp.	4,429	386,696
Bank of Marin Bancorp	1,530	67,121
Bank OZK	13,036	365,790
BankUnited, Inc.	10,903	373,973
Banner Corp.	3,401	183,586
Berkshire Hills Bancorp, Inc.	4,236	131,443
BOK Financial Corp.	3,382	260,921
Boston Private Financial Holdings, Inc.	9,433	106,121
Brookline Bancorp, Inc., Delaware	8,730	137,061
Bryn Mawr Bank Corp.	2,334	88,949
Byline Bancorp, Inc. (a)	1,472	25,524
Cadence Bancorp Class A	13,370	205,631
Carolina Financial Corp.	2,190	83,111
Cathay General Bancorp	8,202	291,745
CBTX, Inc.	1,848	52,945
Centerstate Banks of Florida, Inc.	7,739	196,261
Central Pacific Financial Corp.	3,141	90,838
CIT Group, Inc.	11,340	486,373
City Holding Co.	1,759	139,559
Columbia Banking Systems, Inc.	7,794	306,304
Commerce Bancshares, Inc.	10,552	679,127
Community Bank System, Inc.	5,446	369,130
Community Trust Bancorp, Inc.	2,022	88,584
ConnectOne Bancorp, Inc.	3,113	75,584
Cullen/Frost Bankers, Inc.	6,920	623,354
Customers Bancorp, Inc. (a)	3,006	70,881
CVB Financial Corp.	11,040	229,411
Eagle Bancorp, Inc.	3,350	151,219
East West Bancorp, Inc.	15,583	668,822
Enterprise Financial Services Corp.	2,548	111,602
Equity Bancshares, Inc. (a)	1,448	40,196
FB Financial Corp.	1,782	67,128
Financial Institutions, Inc.	1,707	53,651
First Bancorp, North Carolina	3,115	117,591
First Bancorp, Puerto Rico	23,165	243,696
First Busey Corp.	4,506	118,823
First Citizens Bancshares, Inc.	954	469,292
First Commonwealth Financial Corp.	10,391	146,409
First Financial Bancorp, Ohio	10,370	243,073
First Financial Bankshares, Inc.	14,433	480,330
First Financial Corp., Indiana	1,159	50,845
First Foundation, Inc.	3,854	61,703
First Hawaiian, Inc.	9,602	262,423
First Horizon National Corp.	34,428	549,815
First Internet Bancorp	1,007	22,899
First Interstate Bancsystem, Inc.	3,385	142,035
First Merchants Corp.	5,346	211,434
First Midwest Bancorp, Inc., Delaware	11,603	238,326
First of Long Island Corp.	2,344	54,943
Flushing Financial Corp.	2,931	63,427
FNB Corp., Pennsylvania	35,010	422,221
Franklin Financial Network, Inc.	1,236	41,122
Fulton Financial Corp.	19,033	324,703
German American Bancorp, Inc.	2,286	75,552
Glacier Bancorp, Inc.	8,900	376,648
Great Southern Bancorp, Inc.	1,420	85,796
Great Western Bancorp, Inc.	6,135	213,927
Hancock Whitney Corp.	9,017	351,663
Hanmi Financial Corp.	3,684	70,917
Heartland Financial U.S.A., Inc.	2,955	138,235
Heritage Commerce Corp.	4,613	55,448
Heritage Financial Corp., Washington	3,353	92,308
Hilltop Holdings, Inc.	7,887	184,240
Home Bancshares, Inc.	17,327	320,203
Hope Bancorp, Inc.	13,349	190,490
Horizon Bancorp, Inc. Indiana	3,861	70,483
IBERIABANK Corp.	6,029	442,468
Independent Bank Corp.	3,198	71,987
Independent Bank Corp., Massachusetts	2,987	245,173
Independent Bank Group, Inc.	3,829	204,737
International Bancshares Corp.	5,745	235,315
Investors Bancorp, Inc.	25,394	305,998
Lakeland Bancorp, Inc.	5,356	88,642
Lakeland Financial Corp.	2,658	123,730
Live Oak Bancshares, Inc. (b)	2,733	49,604
Mercantile Bank Corp.	1,695	59,681
Midland States Bancorp, Inc.	2,150	57,620
National Bank Holdings Corp.	2,783	95,735
NBT Bancorp, Inc.	4,594	182,612
OFG Bancorp (b)	4,644	94,320
Old Line Bancshares, Inc.	1,621	47,463
Old National Bancorp, Indiana	15,921	286,498
Old Second Bancorp, Inc.	3,392	40,941
Opus Bank	2,167	53,720
Origin Bancorp, Inc.	491	17,278
Pacific Premier Bancorp, Inc.	4,838	163,307
PacWest Bancorp	12,873	476,172
Park National Corp.	1,496	151,470
Peapack-Gladstone Financial Corp.	1,925	56,210
Peoples Bancorp, Inc.	2,215	72,453
Peoples United Financial, Inc.	40,410	653,430
Pinnacle Financial Partners, Inc.	7,809	459,325
Popular, Inc.	10,709	583,212
Preferred Bank, Los Angeles	1,416	75,487
Prosperity Bancshares, Inc. (b)	7,086	489,076
QCR Holdings, Inc.	1,409	57,177
Renasant Corp.	5,140	178,358
S&T Bancorp, Inc.	3,674	138,344
Sandy Spring Bancorp, Inc.	3,697	127,547
Seacoast Banking Corp., Florida (a)	5,557	155,596
ServisFirst Bancshares, Inc.	4,945	173,075
Signature Bank	5,678	671,821
Simmons First National Corp. Class A	9,745	233,100
South State Corp.	3,862	304,557
Southside Bancshares, Inc.	3,495	120,403
Sterling Bancorp	24,009	471,777
Stock Yards Bancorp, Inc.	2,267	90,544
Synovus Financial Corp.	17,710	599,838
Tcf Financial Corp.	7,650	302,864
Texas Capital Bancshares, Inc. (a)	5,290	285,977
Tompkins Financial Corp.	1,310	114,638
TowneBank	7,097	199,355
Trico Bancshares	2,958	111,310
TriState Capital Holdings, Inc. (a)	2,300	53,176
Triumph Bancorp, Inc. (a)	2,600	84,370
Trustmark Corp.	7,139	245,010
UMB Financial Corp.	4,764	310,899
Umpqua Holdings Corp.	23,255	367,894
Union Bankshares Corp.	6,352	234,135
United Bankshares, Inc., West Virginia	11,097	438,775
United Community Bank, Inc.	8,427	254,580
Univest Corp. of Pennsylvania	3,275	84,331
Valley National Bancorp	35,009	405,404
Veritex Holdings, Inc.	4,986	122,755
Washington Trust Bancorp, Inc.	1,512	77,248
Webster Financial Corp.	9,855	434,606
WesBanco, Inc.	5,871	220,691
Westamerica Bancorp.	2,877	189,940
Western Alliance Bancorp.	10,333	509,727
Wintrust Financial Corp.	6,040	385,473
		29,604,614
Capital Markets - 2.4%
Affiliated Managers Group, Inc.	5,600	447,328
Artisan Partners Asset Management, Inc.	5,377	147,061
Ashford, Inc. (a)	28	669
BGC Partners, Inc. Class A	29,058	151,102
Blucora, Inc. (a)	5,108	110,486
Cohen & Steers, Inc.	2,288	149,727
Cowen Group, Inc. Class A (a)(b)	2,786	41,706
Diamond Hill Investment Group, Inc.	353	49,724
Donnelley Financial Solutions, Inc. (a)	3,443	38,906
Eaton Vance Corp. (non-vtg.)	12,517	570,775
Evercore, Inc. Class A	4,320	318,125
FactSet Research Systems, Inc.	4,062	1,029,798
Federated Investors, Inc. Class B (non-vtg.)	10,197	325,692
Focus Financial Partners, Inc. Class A (a)	2,000	43,760
Gain Capital Holdings, Inc.	1,866	7,875
Greenhill & Co., Inc.	1,782	28,868
Hamilton Lane, Inc. Class A	1,918	114,351
Houlihan Lokey	3,688	174,295
Interactive Brokers Group, Inc.	8,042	382,397
INTL FCStone, Inc. (a)	1,725	69,000
Invesco Ltd.	43,805	736,800
Janus Henderson Group PLC	17,867	413,264
Lazard Ltd. Class A (b)	13,894	518,663
Legg Mason, Inc.	9,121	339,848
LPL Financial	9,287	750,761
MarketAxess Holdings, Inc.	4,013	1,479,120
Moelis & Co. Class A	4,921	175,581
Morningstar, Inc.	1,960	317,206
Oppenheimer Holdings, Inc. Class A (non-vtg.)	967	26,302
Piper Jaffray Companies	1,535	120,559
PJT Partners, Inc.	2,057	85,427
SEI Investments Co.	13,954	836,124
Stifel Financial Corp.	7,651	428,303
Victory Capital Holdings, Inc.	1,495	23,262
Virtu Financial, Inc. Class A (b)	6,765	114,734
Virtus Investment Partners, Inc.	791	85,808
Waddell & Reed Financial, Inc. Class A (b)	8,506	140,859
Westwood Holdings Group, Inc.	789	23,851
WisdomTree Investments, Inc.	12,687	64,831
		10,882,948
Consumer Finance - 0.7%
Credit Acceptance Corp. (a)	1,317	576,596
CURO Group Holdings Corp. (a)(b)	1,365	19,096
Elevate Credit, Inc. (a)	1,623	6,638
Encore Capital Group, Inc. (a)(b)	2,804	93,065
Enova International, Inc. (a)	3,648	85,692
EZCORP, Inc. (non-vtg.) Class A (a)(b)	5,261	27,673
First Cash Financial Services, Inc.	4,672	394,270
Green Dot Corp. Class A (a)	5,110	147,372
LendingClub Corp. (a)	8,966	113,330
Navient Corp.	24,549	338,040
Nelnet, Inc. Class A	2,335	143,065
OneMain Holdings, Inc.	7,988	319,520
PRA Group, Inc. (a)	4,860	164,900
Regional Management Corp. (a)	965	27,917
Santander Consumer U.S.A. Holdings, Inc.	12,307	308,660
SLM Corp.	46,416	391,751
World Acceptance Corp. (a)	725	75,262
		3,232,847
Diversified Financial Services - 0.5%
AXA Equitable Holdings, Inc. (b)	14,254	307,886
Cannae Holdings, Inc. (a)	7,154	208,897
FGL Holdings Class A	18,823	169,972
Jefferies Financial Group, Inc.	29,889	558,028
On Deck Capital, Inc. (a)	5,152	22,978
Voya Financial, Inc.	16,662	899,082
		2,166,843
Insurance - 3.5%
AMBAC Financial Group, Inc. (a)	4,915	100,758
American Equity Investment Life Holding Co.	9,680	238,902
American Financial Group, Inc.	7,513	781,653
American National Insurance Co.	891	106,902
Amerisafe, Inc.	2,022	128,458
Argo Group International Holdings, Ltd.	3,660	226,444
Assurant, Inc.	5,566	701,706
Assured Guaranty Ltd.	11,227	526,771
Athene Holding Ltd. (a)	13,496	585,052
Axis Capital Holdings Ltd.	8,945	531,601
Brighthouse Financial, Inc. (a)	12,741	481,100
Brown & Brown, Inc.	25,050	943,884
CNO Financial Group, Inc.	17,900	280,135
eHealth, Inc. (a)(b)	1,948	134,490
Employers Holdings, Inc.	3,593	152,128
Enstar Group Ltd. (a)	1,585	318,427
Erie Indemnity Co. Class A	2,126	391,758
FBL Financial Group, Inc. Class A	1,014	58,183
First American Financial Corp.	11,909	735,738
Genworth Financial, Inc. Class A	53,712	229,887
Goosehead Insurance (b)	1,008	51,589
Greenlight Capital Re, Ltd. (a)(b)	2,867	30,964
Hanover Insurance Group, Inc.	4,519	595,197
HCI Group, Inc.	736	30,949
Health Insurance Innovations, Inc. (a)(b)	1,293	34,239
Heritage Insurance Holdings, Inc. (b)	2,376	31,648
Horace Mann Educators Corp.	4,347	189,355
James River Group Holdings Ltd.	3,256	116,597
Kemper Corp.	6,489	466,429
Kinsale Capital Group, Inc.	2,082	220,109
Maiden Holdings Ltd.	6,666	3,833
MBIA, Inc. (a)(b)	9,567	88,877
Mercury General Corp.	2,910	139,855
National General Holdings Corp.	6,713	143,121
National Western Life Group, Inc.	240	65,424
Old Republic International Corp.	30,282	676,500
Primerica, Inc.	4,560	575,381
ProAssurance Corp.	5,673	222,495
RenaissanceRe Holdings Ltd.	4,316	807,869
RLI Corp.	4,163	405,143
Safety Insurance Group, Inc.	1,519	147,647
Selective Insurance Group, Inc.	6,282	434,212
Stewart Information Services Corp.	2,488	101,809
Third Point Reinsurance Ltd. (a)	8,007	75,986
Trupanion, Inc. (a)(b)	2,793	66,194
United Fire Group, Inc.	2,315	105,379
United Insurance Holdings Corp.	2,201	26,984
Universal Insurance Holdings, Inc.	3,496	94,777
Unum Group	23,244	640,140
W.R. Berkley Corp.	15,435	1,078,907
White Mountains Insurance Group Ltd.	339	363,069
		15,684,655
Mortgage Real Estate Investment Trusts - 1.1%
AG Mortgage Investment Trust, Inc.	3,165	49,501
Anworth Mortgage Asset Corp.	9,768	33,407
Apollo Commercial Real Estate Finance, Inc.	12,045	220,424
Arbor Realty Trust, Inc.	6,434	87,888
Ares Commercial Real Estate Corp.	3,120	48,360
Arlington Asset Investment Corp. (b)	3,478	20,103
Armour Residential REIT, Inc.	5,526	92,450
Blackstone Mortgage Trust, Inc.	12,902	468,343
Capstead Mortgage Corp.	10,056	77,733
Cherry Hill Mortgage Investment Corp.	1,568	21,199
Chimera Investment Corp.	19,918	403,539
Colony NorthStar Credit Real Estate, Inc.	8,807	126,204
Dynex Capital, Inc.	2,083	33,661
Exantas Capital Corp.	3,853	45,311
Granite Point Mortgage Trust, Inc.	4,656	86,602
Invesco Mortgage Capital, Inc.	11,744	184,851
KKR Real Estate Finance Trust, Inc.	3,024	60,631
Ladder Capital Corp. Class A	9,426	162,787
MFA Financial, Inc.	47,882	363,424
New Residential Investment Corp.	38,900	616,176
New York Mortgage Trust, Inc.	18,047	112,974
Orchid Island Capital, Inc.	5,174	28,819
PennyMac Mortgage Investment Trust	6,520	149,243
Redwood Trust, Inc.	9,954	162,648
Starwood Property Trust, Inc.	29,568	727,373
TPG RE Finance Trust, Inc.	4,529	91,622
Two Harbors Investment Corp.	26,432	366,612
Western Asset Mortgage Capital Corp.	5,346	53,674
		4,895,559
Thrifts & Mortgage Finance - 1.3%
Axos Financial, Inc. (a)	5,925	172,121
Capitol Federal Financial, Inc.	15,178	216,590
Columbia Financial, Inc. (a)	5,095	84,017
Dime Community Bancshares, Inc.	3,228	62,268
Essent Group Ltd.	10,451	544,393
Farmer Mac Class C (non-vtg.)	976	82,657
First Defiance Financial Corp.	2,148	66,416
Flagstar Bancorp, Inc.	3,174	115,343
HomeStreet, Inc. (a)	2,965	88,980
Kearny Financial Corp.	10,356	145,295
LendingTree, Inc. (a)(b)	798	287,160
Meridian Bancorp, Inc. Maryland	5,852	114,465
Meta Financial Group, Inc.	2,932	92,827
MGIC Investment Corp.	38,647	529,850
New York Community Bancorp, Inc.	52,427	610,775
NMI Holdings, Inc. (a)	7,158	209,372
Northfield Bancorp, Inc.	4,948	84,165
Northwest Bancshares, Inc.	11,382	192,014
OceanFirst Financial Corp.	4,828	115,534
Ocwen Financial Corp. (a)	11,263	19,034
Oritani Financial Corp.	3,972	74,118
Pennymac Financial Services, Inc.	6,522	203,030
Provident Financial Services, Inc.	6,573	163,996
Radian Group, Inc.	22,721	570,297
TFS Financial Corp.	5,801	111,727
Trustco Bank Corp., New York	10,485	90,590
Walker & Dunlop, Inc.	3,041	191,553
Washington Federal, Inc.	8,764	319,535
WMI Holdings Corp. (a)	2,718	34,790
WSFS Financial Corp.	3,339	140,806
		5,733,718

TOTAL FINANCIALS		72,201,184

HEALTH CARE - 11.4%
Biotechnology - 4.2%
Abeona Therapeutics, Inc. (a)	3,003	7,117
ACADIA Pharmaceuticals, Inc. (a)	11,949	506,757
Acceleron Pharma, Inc. (a)	4,737	212,549
Achillion Pharmaceuticals, Inc. (a)	15,211	97,503
Acorda Therapeutics, Inc. (a)	3,806	6,280
Adamas Pharmaceuticals, Inc. (a)	1,874	7,702
ADMA Biologics, Inc. (a)	3,600	17,604
Aduro Biotech, Inc. (a)	4,484	5,112
Adverum Biotechnologies, Inc. (a)(b)	5,487	39,890
Aeglea BioTherapeutics, Inc. (a)	1,585	12,062
Agenus, Inc. (a)(b)	10,106	26,175
Agios Pharmaceuticals, Inc. (a)(b)	5,449	163,906
Aimmune Therapeutics, Inc. (a)	3,984	110,835
Akebia Therapeutics, Inc. (a)(b)	11,785	43,958
Aldeyra Therapeutics, Inc. (a)	2,090	11,683
Alkermes PLC (a)	16,669	325,546
Allakos, Inc. (a)(b)	807	55,360
Allogene Therapeutics, Inc. (b)	2,144	61,747
Alnylam Pharmaceuticals, Inc. (a)	9,618	834,265
AMAG Pharmaceuticals, Inc. (a)(b)	3,939	38,228
Amicus Therapeutics, Inc. (a)	20,327	171,357
AnaptysBio, Inc. (a)	2,400	90,528
Anika Therapeutics, Inc. (a)(b)	1,531	107,767
Apellis Pharmaceuticals, Inc. (a)	3,667	107,773
Arcus Biosciences, Inc. (a)	900	7,065
Arena Pharmaceuticals, Inc. (a)	5,318	259,066
ArQule, Inc. (a)(b)	10,727	108,450
Arrowhead Pharmaceuticals, Inc. (a)(b)	9,423	377,391
Assembly Biosciences, Inc. (a)	2,118	34,968
Atara Biotherapeutics, Inc. (a)	4,987	54,458
Athenex, Inc. (a)(b)	4,408	48,664
Audentes Therapeutics, Inc. (a)	3,655	98,320
Avid Bioservices, Inc. (a)	6,061	32,426
Bellicum Pharmaceuticals, Inc. (a)(b)	4,117	3,378
BioCryst Pharmaceuticals, Inc. (a)(b)	11,419	22,838
Biohaven Pharmaceutical Holding Co. Ltd. (a)(b)	3,747	172,062
Biospecifics Technologies Corp. (a)	557	26,976
bluebird bio, Inc. (a)(b)	5,871	475,551
Blueprint Medicines Corp. (a)	4,676	321,896
Calithera Biosciences, Inc. (a)	3,231	9,305
CareDx, Inc. (a)	3,978	104,263
CASI Pharmaceuticals, Inc. (a)(b)	6,142	20,146
Catalyst Biosciences, Inc. (a)	1,077	5,859
Catalyst Pharmaceutical Partners, Inc. (a)	9,846	46,572
Cellular Biomedicine Group, Inc. (a)	1,010	18,473
ChemoCentryx, Inc. (a)	2,219	19,083
Clovis Oncology, Inc. (a)(b)	5,315	16,849
Coherus BioSciences, Inc. (a)	6,280	109,084
Concert Pharmaceuticals, Inc. (a)	1,896	11,812
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	4,960	25,643
Crinetics Pharmaceuticals, Inc. (a)(b)	605	10,654
Cyclerion Therapeutics, Inc. (a)	1,366	3,265
Cytokinetics, Inc. (a)	5,857	68,234
CytomX Therapeutics, Inc. (a)	4,576	28,051
Deciphera Pharmaceuticals, Inc. (a)	1,599	70,900
Denali Therapeutics, Inc. (a)(b)	7,102	111,288
Dicerna Pharmaceuticals, Inc. (a)	5,014	82,681
Dynavax Technologies Corp. (a)(b)	5,784	29,441
Eagle Pharmaceuticals, Inc. (a)	1,217	76,306
Editas Medicine, Inc. (a)(b)	4,544	94,697
Eiger Biopharmaceuticals, Inc. (a)	1,508	16,437
Emergent BioSolutions, Inc. (a)	4,816	275,283
Enanta Pharmaceuticals, Inc. (a)	1,671	101,730
Epizyme, Inc. (a)(b)	6,536	75,229
Esperion Therapeutics, Inc. (a)(b)	2,616	104,038
Exelixis, Inc. (a)	31,965	493,859
Fate Therapeutics, Inc. (a)	6,437	96,233
FibroGen, Inc. (a)	8,104	317,272
Five Prime Therapeutics, Inc. (a)	3,458	13,659
Flexion Therapeutics, Inc. (a)(b)	3,738	64,181
G1 Therapeutics, Inc. (a)(b)	2,757	58,504
Galectin Therapeutics, Inc. (a)(b)	3,116	12,402
Genomic Health, Inc. (a)	2,258	150,563
Geron Corp. (a)(b)	19,016	27,193
Global Blood Therapeutics, Inc. (a)	5,873	281,610
GlycoMimetics, Inc. (a)(b)	3,145	16,606
Gossamer Bio, Inc. (b)	1,866	38,393
Halozyme Therapeutics, Inc. (a)	13,213	202,423
Heron Therapeutics, Inc. (a)(b)	7,413	157,526
Homology Medicines, Inc. (a)	1,031	13,537
ImmunoGen, Inc. (a)	16,960	40,365
Immunomedics, Inc. (a)(b)	18,370	293,920
Inovio Pharmaceuticals, Inc. (a)(b)	10,581	22,538
Insmed, Inc. (a)(b)	8,352	155,264
Intellia Therapeutics, Inc. (a)(b)	3,110	38,828
Intercept Pharmaceuticals, Inc. (a)(b)	2,374	172,780
Intrexon Corp. (a)(b)	7,326	37,216
Invitae Corp. (a)(b)	6,999	112,754
Ionis Pharmaceuticals, Inc. (a)	14,661	816,911
Iovance Biotherapeutics, Inc. (a)(b)	13,250	279,973
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	14,609	146,674
Kadmon Holdings, Inc. (a)	11,472	33,154
Karyopharm Therapeutics, Inc. (a)	5,594	65,450
Kindred Biosciences, Inc. (a)	3,522	28,775
Kiniksa Pharmaceuticals Ltd. (a)(b)	896	6,317
Kura Oncology, Inc. (a)	3,081	46,153
La Jolla Pharmaceutical Co. (a)(b)	2,098	14,717
Lexicon Pharmaceuticals, Inc. (a)(b)	5,984	22,201
Ligand Pharmaceuticals, Inc. Class B (a)(b)	2,268	246,781
Macrogenics, Inc. (a)	4,366	37,111
Madrigal Pharmaceuticals, Inc. (a)(b)	930	85,960
MannKind Corp. (a)(b)	17,975	23,457
Minerva Neurosciences, Inc. (a)	3,312	15,699
Mirati Therapeutics, Inc. (a)(b)	3,496	329,253
Momenta Pharmaceuticals, Inc. (a)	10,368	160,497
Myriad Genetics, Inc. (a)	8,026	270,235
Natera, Inc. (a)	4,062	156,468
Neurocrine Biosciences, Inc. (a)	9,660	961,073
Novavax, Inc. (a)(b)	1,963	8,186
Opko Health, Inc. (a)(b)	39,184	55,641
PDL BioPharma, Inc. (a)	15,973	45,044
Polarityte, Inc. (a)(b)	1,560	4,228
Portola Pharmaceuticals, Inc. (a)(b)	7,066	204,278
Principia Biopharma, Inc. (a)	914	32,273
Progenics Pharmaceuticals, Inc. (a)(b)	9,626	51,114
Prothena Corp. PLC (a)	4,059	36,937
PTC Therapeutics, Inc. (a)	4,961	202,855
Puma Biotechnology, Inc. (a)(b)	3,158	21,474
Ra Pharmaceuticals, Inc. (a)	2,940	138,386
Radius Health, Inc. (a)(b)	4,347	123,629
REGENXBIO, Inc. (a)	3,195	114,030
Repligen Corp. (a)	4,127	328,055
Retrophin, Inc. (a)	4,251	51,012
Rhythm Pharmaceuticals, Inc. (a)(b)	2,200	46,904
Rigel Pharmaceuticals, Inc. (a)	16,194	33,198
Rocket Pharmaceuticals, Inc. (a)(b)	2,663	38,720
Sage Therapeutics, Inc. (a)(b)	5,027	681,913
Sangamo Therapeutics, Inc. (a)	10,686	96,708
Savara, Inc. (a)	2,330	2,055
Scholar Rock Holding Corp. (a)(b)	527	4,875
Seattle Genetics, Inc. (a)	11,467	1,231,556
Solid Biosciences, Inc. (a)(b)	1,412	15,603
Sorrento Therapeutics, Inc. (a)(b)	9,229	14,028
Spark Therapeutics, Inc. (a)	3,467	378,492
Spectrum Pharmaceuticals, Inc. (a)(b)	10,967	85,104
Stemline Therapeutics, Inc. (a)(b)	4,260	42,600
Syndax Pharmaceuticals, Inc. (a)	2,151	14,455
Synthorx, Inc. (b)	1,331	18,288
T2 Biosystems, Inc. (a)	3,892	9,535
TG Therapeutics, Inc. (a)(b)	7,560	51,635
The Medicines Company (a)(b)	7,017	368,322
Tocagen, Inc. (a)(b)	2,177	1,373
Trevena, Inc. (a)(b)	6,229	5,980
Twist Bioscience Corp.	2,381	56,715
Ultragenyx Pharmaceutical, Inc. (a)(b)	5,046	202,546
United Therapeutics Corp. (a)	4,635	416,408
Vanda Pharmaceuticals, Inc. (a)	5,703	77,048
Veracyte, Inc. (a)	3,176	72,826
Verastem, Inc. (a)(b)	6,754	7,362
Vericel Corp. (a)(b)	4,626	73,415
Viking Therapeutics, Inc. (a)(b)	5,343	34,569
Voyager Therapeutics, Inc. (a)	2,181	33,566
Xencor, Inc. (a)	5,063	173,205
XOMA Corp. (a)(b)	628	12,114
Y-mAbs Therapeutics, Inc. (a)	675	21,026
Zafgen, Inc. (a)(b)	2,869	2,123
ZIOPHARM Oncology, Inc. (a)(b)	14,111	59,548
		19,005,978
Health Care Equipment & Supplies - 2.6%
Accuray, Inc. (a)	8,456	21,986
Angiodynamics, Inc. (a)	3,938	60,251
Antares Pharma, Inc. (a)	16,120	54,163
Atricure, Inc. (a)	3,716	98,808
Atrion Corp.	151	127,358
Avanos Medical, Inc. (a)	5,036	221,785
AxoGen, Inc. (a)	3,801	47,265
Axonics Modulation Technologies, Inc. (a)(b)	853	21,086
BioLife Solutions, Inc. (a)(b)	1,185	20,157
Cantel Medical Corp. (b)	3,884	283,105
Cardiovascular Systems, Inc. (a)	3,698	164,635
Cerus Corp. (a)	14,683	63,871
CONMED Corp.	2,737	301,125
Cryolife, Inc. (a)	3,583	80,438
CryoPort, Inc. (a)(b)	3,058	42,904
Cutera, Inc. (a)	1,503	47,345
CytoSorbents Corp. (a)(b)	2,535	12,041
Endologix, Inc. (a)	985	2,413
Genmark Diagnostics, Inc. (a)	5,665	31,781
Glaukos Corp. (a)(b)	3,613	230,618
Globus Medical, Inc. (a)	8,122	425,349
Haemonetics Corp. (a)	5,532	667,878
Heska Corp. (a)(b)	696	56,390
Hill-Rom Holdings, Inc.	7,187	752,407
ICU Medical, Inc. (a)	1,780	287,666
Inogen, Inc. (a)	1,896	103,209
Insulet Corp. (a)(b)	6,324	919,004
Integer Holdings Corp. (a)	3,163	244,943
Integra LifeSciences Holdings Corp. (a)	7,546	438,121
IntriCon Corp. (a)	775	16,027
Invacare Corp.	3,653	28,201
iRhythm Technologies, Inc. (a)(b)	2,370	158,363
Lantheus Holdings, Inc. (a)	4,257	88,758
LeMaitre Vascular, Inc.	1,678	58,059
LivaNova PLC (a)	5,165	365,320
Masimo Corp. (a)	5,215	760,295
Meridian Bioscience, Inc.	4,236	41,470
Merit Medical Systems, Inc. (a)	5,813	120,068
Mesa Laboratories, Inc. (b)	377	85,862
Natus Medical, Inc. (a)	3,560	119,901
Neogen Corp. (a)	5,583	363,230
Neuronetics, Inc. (a)	607	5,408
Nevro Corp. (a)	3,232	278,598
NuVasive, Inc. (a)	5,513	388,887
Nuvectra Corp. (a)(b)	1,471	1,942
OraSure Technologies, Inc. (a)	6,200	52,948
Orthofix International NV (a)	2,090	87,843
OrthoPediatrics Corp. (a)(b)	793	30,673
Penumbra, Inc. (a)(b)	3,311	516,417
Quidel Corp. (a)	3,771	214,570
Seaspine Holdings Corp. (a)	1,402	19,404
Senseonics Holdings, Inc. (a)(b)	9,554	11,178
SI-BONE, Inc. (b)	832	13,853
Sientra, Inc. (a)(b)	2,205	14,178
Staar Surgical Co. (a)(b)	3,058	100,241
SurModics, Inc. (a)	1,482	70,410
Tactile Systems Technology, Inc. (a)(b)	1,774	80,575
Tandem Diabetes Care, Inc. (a)	6,152	378,840
TransEnterix, Inc. (a)(b)	19,267	4,397
Varex Imaging Corp. (a)	4,061	121,871
ViewRay, Inc. (a)(b)	5,623	14,620
West Pharmaceutical Services, Inc.	7,921	1,139,357
Wright Medical Group NV (a)	12,511	260,229
		11,840,095
Health Care Providers & Services - 1.7%
Acadia Healthcare Co., Inc. (a)(b)	9,428	282,746
Addus HomeCare Corp. (a)	1,064	89,599
Amedisys, Inc. (a)	3,080	395,842
American Renal Associates Holdings, Inc. (a)	1,643	13,670
AMN Healthcare Services, Inc. (a)	5,022	295,093
Apollo Medical Holdings, Inc. (a)	2,634	39,431
BioScrip, Inc. (a)	13,727	48,594
BioTelemetry, Inc. (a)	3,589	141,263
Brookdale Senior Living, Inc. (a)	20,052	147,382
Capital Senior Living Corp. (a)	2,742	11,270
Chemed Corp.	1,716	675,950
Community Health Systems, Inc. (a)(b)	11,926	42,218
Corvel Corp. (a)	1,000	79,120
Covetrus, Inc. (a)	10,156	100,697
Cross Country Healthcare, Inc. (a)	3,837	41,478
DaVita HealthCare Partners, Inc. (a)	13,430	786,998
Diplomat Pharmacy, Inc. (a)	5,931	32,265
Encompass Health Corp.	10,540	674,771
HealthEquity, Inc. (a)	5,782	328,360
LHC Group, Inc. (a)	3,127	347,003
Magellan Health Services, Inc. (a)	2,602	168,870
MEDNAX, Inc. (a)	9,500	208,620
Molina Healthcare, Inc. (a)	6,637	780,777
National Healthcare Corp.	1,039	85,385
Owens & Minor, Inc.	6,410	43,139
Patterson Companies, Inc. (b)	8,948	153,279
Pennant Group, Inc. (a)	2,525	45,425
PetIQ, Inc. Class A (a)(b)	1,686	41,678
Premier, Inc. (a)(b)	5,677	184,957
Providence Service Corp. (a)	1,206	77,027
R1 RCM, Inc. (a)	10,505	111,668
RadNet, Inc. (a)	4,345	67,869
Select Medical Holdings Corp. (a)	11,626	211,826
Surgery Partners, Inc. (a)(b)	1,763	14,016
Tenet Healthcare Corp. (a)	8,953	226,869
The Ensign Group, Inc.	5,295	223,714
Tivity Health, Inc. (a)	4,448	72,102
Triple-S Management Corp.	2,682	40,579
U.S. Physical Therapy, Inc.	1,358	192,116
		7,523,666
Health Care Technology - 0.5%
Allscripts Healthcare Solutions, Inc. (a)(b)	18,815	205,836
Castlight Health, Inc. Class B (a)	7,416	11,198
Computer Programs & Systems, Inc.	1,191	27,476
Evolent Health, Inc. (a)(b)	8,030	61,189
HealthStream, Inc. (a)	2,767	77,642
HMS Holdings Corp. (a)	8,982	293,622
Inovalon Holdings, Inc. Class A (a)(b)	7,543	117,897
Inspire Medical Systems, Inc. (a)	1,301	79,335
Nextgen Healthcare, Inc. (a)	5,015	84,779
Omnicell, Inc. (a)	4,195	295,286
Tabula Rasa HealthCare, Inc. (a)(b)	1,832	93,322
Teladoc Health, Inc. (a)(b)	7,482	573,121
Vocera Communications, Inc. (a)(b)	3,262	64,979
		1,985,682
Life Sciences Tools & Services - 1.1%
Accelerate Diagnostics, Inc. (a)(b)	2,633	40,548
Avantor, Inc.	23,659	336,194
Bio-Rad Laboratories, Inc. Class A (a)	2,147	711,988
Bio-Techne Corp.	4,027	838,301
Bruker Corp.	10,750	478,375
Cambrex Corp. (a)	3,610	215,625
Charles River Laboratories International, Inc. (a)	5,142	668,357
Codexis, Inc. (a)(b)	5,172	69,925
Fluidigm Corp. (a)	4,992	24,561
Luminex Corp.	4,355	89,256
Medpace Holdings, Inc. (a)	2,800	206,164
Nanostring Technologies, Inc. (a)	2,848	64,365
NeoGenomics, Inc. (a)	9,856	225,998
Pacific Biosciences of California, Inc. (a)	14,311	69,265
PRA Health Sciences, Inc. (a)	6,265	612,153
Quanterix Corp. (a)	934	19,474
Syneos Health, Inc. (a)	6,551	328,533
		4,999,082
Pharmaceuticals - 1.3%
AcelRx Pharmaceuticals, Inc. (a)(b)	6,377	12,754
Aclaris Therapeutics, Inc. (a)(b)	3,323	5,815
Adamis Pharmaceuticals Corp. (a)(b)	3,645	2,952
Aerie Pharmaceuticals, Inc. (a)(b)	4,130	91,645
Akcea Therapeutics, Inc. (a)(b)	1,630	29,878
Akorn, Inc. (a)	9,875	49,276
Amneal Pharmaceuticals, Inc. (a)	8,023	24,711
Amphastar Pharmaceuticals, Inc. (a)	3,869	74,730
ANI Pharmaceuticals, Inc. (a)	855	66,784
Arvinas Holding Co. LLC (a)	738	15,247
Assertio Therapeutics, Inc. (a)	6,236	4,927
Biodelivery Sciences International, Inc. (a)	5,769	33,345
Cara Therapeutics, Inc. (a)(b)	3,711	77,040
Catalent, Inc. (a)	15,544	756,216
Collegium Pharmaceutical, Inc. (a)	3,165	37,980
Corcept Therapeutics, Inc. (a)(b)	11,096	161,891
CymaBay Therapeutics, Inc. (a)	6,044	27,138
Dermira, Inc. (a)	3,622	24,231
Dova Pharmaceuticals, Inc. (a)	1,474	42,024
Endo International PLC (a)	21,588	99,089
Evolus, Inc. (a)(b)	894	14,259
Horizon Pharma PLC (a)	17,889	517,171
Innoviva, Inc. (a)	7,304	84,872
Intersect ENT, Inc. (a)	3,112	55,456
Intra-Cellular Therapies, Inc. (a)(b)	5,379	49,756
Jazz Pharmaceuticals PLC (a)	6,460	811,570
Kala Pharmaceuticals, Inc. (a)(b)	2,009	7,293
Lannett Co., Inc. (a)(b)	3,438	40,878
Mallinckrodt PLC (a)(b)	8,362	26,424
Marinus Pharmaceuticals, Inc. (a)(b)	4,548	5,321
MyoKardia, Inc. (a)(b)	3,546	203,292
Nektar Therapeutics (a)(b)	18,457	316,076
Neos Therapeutics, Inc. (a)	3,492	5,168
Ocular Therapeutix, Inc. (a)(b)	3,697	11,978
Omeros Corp. (a)(b)	4,885	77,378
OptiNose, Inc. (a)(b)	1,275	9,971
Pacira Biosciences, Inc. (a)(b)	4,440	179,776
Paratek Pharmaceuticals, Inc. (a)(b)	2,731	8,425
Perrigo Co. PLC (b)	13,378	709,302
Phibro Animal Health Corp. Class A	2,040	48,878
Prestige Brands Holdings, Inc. (a)(b)	5,541	196,484
Reata Pharmaceuticals, Inc. (a)(b)	1,675	345,184
Revance Therapeutics, Inc. (a)	3,558	55,718
SIGA Technologies, Inc. (a)	4,140	22,977
Supernus Pharmaceuticals, Inc. (a)	5,662	157,347
TherapeuticsMD, Inc. (a)(b)	21,648	57,584
Theravance Biopharma, Inc. (a)(b)	4,489	72,363
Tricida, Inc. (a)	1,640	61,352
WAVE Life Sciences (a)(b)	1,785	45,143
Xeris Pharmaceuticals, Inc. (a)(b)	628	5,137
Zogenix, Inc. (a)(b)	4,484	200,211
Zynerba Pharmaceuticals, Inc. (a)(b)	1,589	12,331
		6,052,748

TOTAL HEALTH CARE		51,407,251

INDUSTRIALS - 16.7%
Aerospace & Defense - 1.8%
AAR Corp.	3,486	145,541
Aerojet Rocketdyne Holdings, Inc. (a)(b)	7,702	332,957
AeroVironment, Inc. (a)	2,261	131,093
Arconic, Inc.	45,850	1,259,500
Astronics Corp. (a)	2,573	74,463
Axon Enterprise, Inc. (a)	6,279	321,045
BWX Technologies, Inc. (b)	10,582	614,814
Cubic Corp.	3,030	223,432
Curtiss-Wright Corp.	4,686	633,782
Ducommun, Inc. (a)	1,124	55,728
HEICO Corp.	4,154	512,354
HEICO Corp. Class A	7,962	758,540
Hexcel Corp.	9,221	688,071
Kratos Defense & Security Solutions, Inc. (a)	9,187	173,451
Maxar Technologies, Inc. (b)	6,110	51,874
Mercury Systems, Inc. (a)	5,181	381,632
Moog, Inc. Class A	3,481	291,395
National Presto Industries, Inc.	534	45,972
Park Aerospace Corp.	1,999	33,963
Teledyne Technologies, Inc. (a)	3,845	1,267,312
Triumph Group, Inc.	5,327	110,642
Vectrus, Inc. (a)	1,206	55,126
Wesco Aircraft Holdings, Inc. (a)	6,753	74,418
		8,237,105
Air Freight & Logistics - 0.4%
Air Transport Services Group, Inc. (a)	6,232	130,311
Atlas Air Worldwide Holdings, Inc. (a)	2,745	60,198
Echo Global Logistics, Inc. (a)	3,087	61,462
Forward Air Corp.	3,078	212,905
Hub Group, Inc. Class A (a)	3,611	165,384
XPO Logistics, Inc. (a)	13,577	1,037,283
		1,667,543
Airlines - 0.6%
Alaska Air Group, Inc.	13,134	911,894
Allegiant Travel Co.	1,367	228,740
Hawaiian Holdings, Inc.	5,206	148,944
JetBlue Airways Corp. (a)	32,609	629,354
Mesa Air Group, Inc. (a)	1,031	7,856
SkyWest, Inc.	5,536	329,669
Spirit Airlines, Inc. (a)	7,351	276,104
		2,532,561
Building Products - 1.9%
A.O. Smith Corp.	15,402	765,171
AAON, Inc.	4,388	213,520
Advanced Drain Systems, Inc.	4,439	164,332
Allegion PLC	10,149	1,177,690
American Woodmark Corp. (a)	1,636	162,226
Apogee Enterprises, Inc.	3,085	115,811
Armstrong Flooring, Inc. (a)	2,663	16,351
Armstrong World Industries, Inc.	5,322	497,767
Builders FirstSource, Inc. (a)	12,252	277,018
Continental Building Products, Inc. (a)	3,941	117,875
CSW Industrials, Inc.	1,613	111,652
Fortune Brands Home & Security, Inc.	15,103	906,935
Gibraltar Industries, Inc. (a)	3,459	184,123
Griffon Corp. (b)	3,611	76,950
Insteel Industries, Inc.	1,852	35,318
Jeld-Wen Holding, Inc. (a)	7,206	123,151
Lennox International, Inc.	3,881	960,004
Masonite International Corp. (a)(b)	2,855	175,326
NCI Building Systems, Inc. (a)	4,269	26,681
Owens Corning	11,709	717,528
Patrick Industries, Inc. (a)	2,384	117,793
PGT, Inc. (a)	6,183	109,192
Quanex Building Products Corp.	3,611	69,656
Resideo Technologies, Inc. (a)	13,190	125,701
Simpson Manufacturing Co. Ltd.	4,414	364,773
Trex Co., Inc. (a)(b)	6,303	553,971
Universal Forest Products, Inc.	6,580	331,369
		8,497,884
Commercial Services & Supplies - 1.8%
ABM Industries, Inc.	6,962	253,835
ACCO Brands Corp.	11,128	101,821
ADS Waste Holdings, Inc. (a)	7,655	250,931
ADT, Inc. (b)	12,858	99,521
Brady Corp. Class A	5,242	295,334
BrightView Holdings, Inc. (a)	2,384	42,435
Casella Waste Systems, Inc. Class A (a)	4,237	184,691
Clean Harbors, Inc. (a)	5,447	449,160
Covanta Holding Corp.	12,595	181,872
Deluxe Corp.	4,893	253,604
Ennis, Inc.	2,780	54,460
Healthcare Services Group, Inc. (b)	7,789	189,740
Heritage-Crystal Clean, Inc. (a)	1,376	36,519
Herman Miller, Inc.	6,338	294,717
HNI Corp.	4,733	179,854
IAA Spinco, Inc. (a)	14,324	546,461
Interface, Inc.	6,364	105,833
KAR Auction Services, Inc. (b)	14,309	355,722
Kimball International, Inc. Class B	3,918	79,770
Knoll, Inc.	5,300	141,722
LSC Communications, Inc.	3,105	3,027
Matthews International Corp. Class A	3,428	126,767
McGrath RentCorp.	2,560	195,354
Mobile Mini, Inc.	4,742	178,394
MSA Safety, Inc.	3,737	448,702
Pitney Bowes, Inc. (b)	20,038	88,167
Quad/Graphics, Inc. (b)	3,482	15,773
R.R. Donnelley & Sons Co.	7,237	31,553
Rollins, Inc.	15,760	600,614
SP Plus Corp. (a)	2,369	104,639
Steelcase, Inc. Class A	9,113	159,204
Stericycle, Inc. (a)(b)	9,124	525,542
Team, Inc. (a)(b)	3,281	59,583
Tetra Tech, Inc.	5,934	519,047
The Brink's Co.	5,402	458,954
U.S. Ecology, Inc.	2,358	146,738
UniFirst Corp.	1,643	329,980
Viad Corp.	2,225	135,770
		8,225,810
Construction & Engineering - 1.2%
AECOM (a)	16,628	665,286
Aegion Corp. (a)	3,364	72,898
Ameresco, Inc. Class A (a)(b)	1,839	27,107
Arcosa, Inc.	5,151	197,850
Argan, Inc.	1,607	60,825
Comfort Systems U.S.A., Inc.	3,976	200,430
Dycom Industries, Inc. (a)	3,358	153,091
EMCOR Group, Inc.	6,158	540,118
Fluor Corp.	15,129	243,728
Granite Construction, Inc.	5,037	118,571
Great Lakes Dredge & Dock Corp. (a)	6,826	73,380
HC2 Holdings, Inc. (a)(b)	3,627	8,560
Jacobs Engineering Group, Inc.	12,761	1,194,174
MasTec, Inc. (a)	6,799	427,929
MYR Group, Inc. (a)	1,808	62,213
NV5 Holdings, Inc. (a)(b)	1,008	73,009
Orion Group Holdings, Inc. (a)	2,990	14,651
Primoris Services Corp.	4,477	91,510
Quanta Services, Inc.	15,600	655,980
Sterling Construction Co., Inc. (a)	2,620	42,562
Tutor Perini Corp. (a)(b)	4,284	66,273
Valmont Industries, Inc.	2,341	321,162
Williams Scotsman Corp. (a)	3,850	60,676
		5,371,983
Electrical Equipment - 1.1%
Acuity Brands, Inc.	4,310	537,845
Allied Motion Technologies, Inc.	785	29,720
Atkore International Group, Inc. (a)	5,063	175,686
AZZ, Inc.	2,842	110,241
Bloom Energy Corp. Class A (a)(b)	2,031	6,215
Encore Wire Corp.	2,207	124,033
Energous Corp. (a)(b)	1,646	4,510
EnerSys	4,514	301,806
Generac Holdings, Inc. (a)	6,601	637,525
GrafTech International Ltd. (b)	6,472	78,182
Hubbell, Inc. Class B	5,819	824,552
nVent Electric PLC	17,432	401,982
Plug Power, Inc. (a)(b)	24,323	64,456
Regal Beloit Corp.	4,557	337,446
Sensata Technologies, Inc. PLC (a)	17,567	899,255
Sunrun, Inc. (a)(b)	7,938	123,357
Thermon Group Holdings, Inc. (a)	3,558	84,787
TPI Composites, Inc. (a)(b)	1,844	37,857
Vicor Corp. (a)	1,672	60,777
Vivint Solar, Inc. (a)(b)	4,257	29,842
		4,870,074
Industrial Conglomerates - 0.2%
Carlisle Companies, Inc.	6,349	966,762
Raven Industries, Inc.	3,878	135,265
		1,102,027
Machinery - 4.5%
Actuant Corp. Class A	6,632	164,275
AGCO Corp.	7,014	537,904
Alamo Group, Inc.	1,011	108,238
Albany International Corp. Class A	3,108	261,010
Allison Transmission Holdings, Inc.	12,694	553,585
Altra Industrial Motion Corp.	6,800	209,440
Astec Industries, Inc.	2,478	86,953
Barnes Group, Inc.	5,054	295,406
Blue Bird Corp. (a)	1,407	27,493
Briggs & Stratton Corp. (b)	4,606	33,946
Chart Industries, Inc. (a)	3,297	193,303
CIRCOR International, Inc. (a)	2,114	80,945
Colfax Corp. (a)(b)	10,092	339,091
Columbus McKinnon Corp. (NY Shares)	2,219	83,257
Commercial Vehicle Group, Inc. (a)	2,814	20,514
Crane Co.	5,355	409,765
Donaldson Co., Inc. (b)	13,705	722,802
Douglas Dynamics, Inc.	2,468	115,576
Energy Recovery, Inc. (a)(b)	3,271	30,453
EnPro Industries, Inc.	2,203	153,219
ESCO Technologies, Inc.	2,744	231,841
Evoqua Water Technologies Corp. (a)	6,132	106,513
Federal Signal Corp.	6,487	210,438
Flowserve Corp.	13,907	679,218
Franklin Electric Co., Inc.	4,080	219,708
Gardner Denver Holdings, Inc. (a)(b)	13,586	432,442
Gates Industrial Corp. PLC (a)(b)	5,188	51,880
Gorman-Rupp Co.	2,063	76,207
Graco, Inc.	17,725	801,170
Greenbrier Companies, Inc. (b)	3,576	104,741
Harsco Corp. (a)	8,514	172,579
Hillenbrand, Inc.	6,688	205,924
Hyster-Yale Materials Handling Class A	1,033	52,394
ITT, Inc.	9,332	554,787
John Bean Technologies Corp.	3,360	345,307
Kadant, Inc.	1,169	106,145
Kennametal, Inc.	8,794	272,174
Lincoln Electric Holdings, Inc.	6,902	618,212
Lindsay Corp. (b)	1,153	108,855
Lydall, Inc. (a)	1,964	38,435
Manitowoc Co., Inc. (a)	3,657	46,663
Meritor, Inc. (a)	9,028	198,887
Middleby Corp. (a)	5,975	722,676
Milacron Holdings Corp. (a)	7,648	127,875
Mueller Industries, Inc.	6,108	187,943
Mueller Water Products, Inc. Class A	16,663	194,957
Navistar International Corp. New (a)	7,035	220,055
NN, Inc.	4,440	32,057
Nordson Corp.	5,593	877,038
Oshkosh Corp.	7,699	657,341
Pentair PLC	16,972	703,829
Proto Labs, Inc. (a)	2,889	280,146
RBC Bearings, Inc. (a)	2,649	425,006
REV Group, Inc.	3,035	37,755
Rexnord Corp. (a)	11,028	311,982
Spartan Motors, Inc.	3,201	55,921
SPX Corp. (a)	4,630	210,850
SPX Flow, Inc. (a)(b)	4,551	206,069
Standex International Corp.	1,391	105,410
Sun Hydraulics Corp.	3,047	120,753
Tennant Co.	1,933	149,672
Terex Corp.	6,994	192,685
Timken Co.	7,375	361,375
Titan International, Inc.	4,859	12,974
Toro Co.	11,247	867,481
TriMas Corp. (a)	4,803	155,233
Trinity Industries, Inc.	15,785	312,227
Wabash National Corp.	6,060	86,416
WABCO Holdings, Inc. (a)	5,507	741,352
Watts Water Technologies, Inc. Class A	2,951	275,181
Welbilt, Inc. (a)(b)	13,986	265,175
Westinghouse Air Brake Co. (b)	9,155	635,082
Woodward, Inc.	5,948	634,414
		20,228,625
Marine - 0.1%
Eagle Bulk Shipping, Inc. (a)	7,390	32,073
Genco Shipping & Trading Ltd.	1,409	13,921
Kirby Corp. (a)	5,752	455,328
Matson, Inc.	4,547	173,604
		674,926
Professional Services - 1.0%
Asgn, Inc. (a)	5,591	355,532
Barrett Business Services, Inc.	803	70,447
BG Staffing, Inc.	885	16,930
CBIZ, Inc. (a)	5,796	158,637
CRA International, Inc.	816	40,188
Exponent, Inc.	5,556	352,973
Forrester Research, Inc.	1,043	35,963
FTI Consulting, Inc. (a)	4,128	449,415
Heidrick & Struggles International, Inc.	1,936	55,099
Huron Consulting Group, Inc. (a)	2,392	158,207
ICF International, Inc.	1,992	170,694
InnerWorkings, Inc. (a)	4,696	22,776
Insperity, Inc.	4,070	429,914
Kelly Services, Inc. Class A (non-vtg.)	3,218	77,264
Kforce, Inc.	2,464	100,802
Korn Ferry	6,123	224,653
Manpower, Inc.	6,583	598,526
Resources Connection, Inc.	3,164	46,353
Robert Half International, Inc.	13,007	744,911
TriNet Group, Inc. (a)	4,682	248,099
TrueBlue, Inc. (a)	4,283	98,081
Upwork, Inc. (b)	6,502	97,790
Willdan Group, Inc. (a)	983	29,785
		4,583,039
Road & Rail - 0.8%
AMERCO	814	329,703
ArcBest Corp.	2,770	80,025
Avis Budget Group, Inc. (a)	6,921	205,623
Covenant Transport Group, Inc. Class A (a)	1,202	18,475
Daseke, Inc. (a)	5,836	15,699
Genesee & Wyoming, Inc. Class A (a)	6,250	693,938
Heartland Express, Inc.	4,953	103,518
Hertz Global Holdings, Inc. (a)	6,815	92,071
Knight-Swift Transportation Holdings, Inc. Class A (b)	13,411	488,965
Landstar System, Inc.	4,401	497,973
Marten Transport Ltd.	4,091	88,611
Ryder System, Inc.	5,707	277,531
Saia, Inc. (a)	2,759	246,103
Schneider National, Inc. Class B	2,990	68,381
U.S. Xpress Enterprises, Inc. (a)(b)	1,582	8,211
U.S.A. Truck, Inc. (a)(b)	636	5,043
Universal Logistics Holdings, Inc.	838	15,800
Werner Enterprises, Inc. (b)	4,725	172,463
YRC Worldwide, Inc. (a)(b)	3,382	11,330
		3,419,463
Trading Companies & Distributors - 1.2%
Air Lease Corp. Class A	10,609	466,584
Aircastle Ltd.	5,739	156,216
Applied Industrial Technologies, Inc.	4,171	249,593
Beacon Roofing Supply, Inc. (a)	7,328	227,461
BlueLinx Corp. (a)(b)	936	29,259
BMC Stock Holdings, Inc. (a)	7,136	192,601
CAI International, Inc. (a)	1,756	41,740
DXP Enterprises, Inc. (a)	1,776	61,308
GATX Corp. (b)	3,996	317,882
General Finance Corp. (a)	2,026	19,814
GMS, Inc. (a)	3,471	103,991
H&E Equipment Services, Inc.	3,455	117,263
HD Supply Holdings, Inc. (a)	19,534	772,374
Herc Holdings, Inc. (a)	2,575	113,970
Kaman Corp. (b)	3,072	180,234
MRC Global, Inc. (a)	9,481	107,704
MSC Industrial Direct Co., Inc. Class A	4,905	359,095
Now, Inc. (a)	11,785	124,214
Rush Enterprises, Inc. Class A	3,241	141,599
SiteOne Landscape Supply, Inc. (a)(b)	4,352	383,237
Systemax, Inc.	1,446	31,291
Textainer Group Holdings Ltd. (a)	2,885	29,860
Titan Machinery, Inc. (a)	1,892	31,407
Triton International Ltd.	5,512	202,290
Univar, Inc. (a)	12,140	260,524
Veritiv Corp. (a)	1,298	17,705
Watsco, Inc.	3,440	606,472
WESCO International, Inc. (a)(b)	5,030	252,255
		5,597,943
Transportation Infrastructure - 0.1%
Macquarie Infrastructure Co. LLC	8,142	351,246

TOTAL INDUSTRIALS		75,360,229

INFORMATION TECHNOLOGY - 15.6%
Communications Equipment - 0.8%
Acacia Communications, Inc. (a)	3,056	200,657
ADTRAN, Inc.	5,192	45,742
Applied Optoelectronics, Inc. (a)(b)	1,992	18,645
CalAmp Corp. (a)	3,515	39,438
Calix Networks, Inc. (a)	4,687	35,856
Casa Systems, Inc. (a)	2,895	19,454
Ciena Corp. (a)(b)	15,137	561,885
CommScope Holding Co., Inc. (a)(b)	20,736	232,243
Comtech Telecommunications Corp.	2,512	87,794
EchoStar Holding Corp. Class A (a)	5,189	202,371
Extreme Networks, Inc. (a)	12,330	79,405
Harmonic, Inc. (a)	9,069	70,557
Infinera Corp. (a)(b)	16,420	91,788
InterDigital, Inc.	3,617	193,980
Lumentum Holdings, Inc.(a)	7,834	490,878
NETGEAR, Inc. (a)	3,333	90,558
NetScout Systems, Inc. (a)	7,331	177,557
Plantronics, Inc. (b)	3,557	140,217
Sonus Networks, Inc. (a)	5,426	23,278
Ubiquiti, Inc. (b)	2,042	258,497
ViaSat, Inc. (a)	5,959	410,218
Viavi Solutions, Inc. (a)	24,588	392,424
		3,863,442
Electronic Equipment & Components - 2.5%
Anixter International, Inc. (a)	3,083	255,118
Arlo Technologies, Inc. (a)	7,551	25,749
Arrow Electronics, Inc. (a)	9,337	740,237
Avnet, Inc.	11,985	474,127
AVX Corp.	5,059	77,504
Badger Meter, Inc.	3,076	177,793
Belden, Inc. (b)	4,313	221,171
Benchmark Electronics, Inc.	4,573	155,025
Cognex Corp.	18,386	946,695
Coherent, Inc. (a)	2,615	389,426
CTS Corp.	3,494	93,220
Daktronics, Inc.	4,029	27,639
Dolby Laboratories, Inc. Class A	6,820	438,731
ePlus, Inc. (a)	1,481	115,711
Fabrinet (a)	3,965	222,952
FARO Technologies, Inc. (a)	1,894	90,306
Fitbit, Inc. (a)(b)	21,967	135,756
FLIR Systems, Inc.	14,771	761,593
II-VI, Inc. (a)	6,402	212,226
Insight Enterprises, Inc. (a)	3,806	233,612
IPG Photonics Corp. (a)	3,831	514,427
Itron, Inc. (a)	3,583	273,240
Jabil, Inc.	15,301	563,383
KEMET Corp. (b)	6,115	132,940
Knowles Corp. (a)	9,746	210,319
Littelfuse, Inc.	2,695	473,161
Methode Electronics, Inc. Class A	3,929	135,158
MTS Systems Corp.	1,939	109,515
National Instruments Corp.	11,951	494,652
nLIGHT, Inc. (a)	586	7,829
Novanta, Inc. (a)	3,508	312,387
OSI Systems, Inc. (a)	1,818	180,418
Par Technology Corp. (a)(b)	1,103	27,641
PC Connection, Inc.	1,228	59,976
Plexus Corp. (a)	3,380	249,917
Rogers Corp. (a)	1,967	266,489
Sanmina Corp. (a)	7,334	225,374
ScanSource, Inc. (a)	2,740	88,502
SYNNEX Corp.	4,410	519,233
Tech Data Corp. (a)	3,981	483,692
TTM Technologies, Inc. (a)	9,850	115,344
Vishay Intertechnology, Inc. (b)	14,089	283,893
Vishay Precision Group, Inc. (a)	1,404	47,806
		11,569,887
IT Services - 3.4%
Alliance Data Systems Corp.	4,993	499,300
Amdocs Ltd.	15,083	983,412
Black Knight, Inc. (a)	15,107	969,869
Booz Allen Hamilton Holding Corp. Class A	15,202	1,069,765
CACI International, Inc. Class A (a)	2,660	595,175
Carbonite, Inc. (a)	3,527	60,559
Cardtronics PLC (a)(b)	3,976	136,218
Cass Information Systems, Inc.	1,251	71,695
Conduent, Inc. (a)	19,902	122,994
CoreLogic, Inc. (a)	8,642	349,915
CSG Systems International, Inc.	3,597	207,331
Endurance International Group Holdings, Inc. (a)	9,080	35,594
EPAM Systems, Inc. (a)	5,484	964,965
Euronet Worldwide, Inc. (a)	5,500	770,385
EVERTEC, Inc.	6,508	199,080
EVO Payments, Inc. Class A (a)	2,470	70,222
ExlService Holdings, Inc. (a)	3,624	252,339
Genpact Ltd.	14,855	581,870
GreenSky, Inc. Class A (a)(b)	4,319	33,040
GTT Communications, Inc. (a)(b)	3,421	25,760
Hackett Group, Inc.	2,909	49,191
i3 Verticals, Inc. Class A (a)	760	15,542
Internap Network Services Corp. (a)	1,723	4,101
KBR, Inc.	15,002	422,456
Limelight Networks, Inc. (a)	11,919	50,298
Liveramp Holdings, Inc. (a)	7,293	285,083
ManTech International Corp. Class A	2,796	221,387
Maximus, Inc.	6,835	524,518
MongoDB, Inc. Class A (a)(b)	2,958	377,944
NIC, Inc.	7,038	165,534
Okta, Inc. (a)	8,300	905,281
Perficient, Inc. (a)	3,595	140,924
Perspecta, Inc.	15,124	401,391
Presidio, Inc.	3,191	52,971
Sabre Corp.	29,428	690,969
Science Applications International Corp.	5,464	451,436
ServiceSource International, Inc. (a)	6,721	8,401
Switch, Inc. Class A (b)	4,005	59,154
Sykes Enterprises, Inc. (a)	4,188	129,388
The Western Union Co. (b)	47,278	1,184,787
Ttec Holdings, Inc.	1,462	69,255
Unisys Corp. (a)(b)	5,273	54,101
Virtusa Corp. (a)	2,991	111,504
WEX, Inc. (a)	4,604	870,985
		15,246,089
Semiconductors & Semiconductor Equipment - 3.1%
Adesto Technologies Corp. (a)(b)	2,547	23,331
Advanced Energy Industries, Inc. (a)	4,135	244,379
Amkor Technology, Inc. (a)	13,653	169,707
Axcelis Technologies, Inc. (a)	3,399	65,159
AXT, Inc. (a)	3,574	11,151
Brooks Automation, Inc.	7,659	325,278
Cabot Microelectronics Corp.	3,058	462,125
Ceva, Inc. (a)	2,327	63,341
Cirrus Logic, Inc. (a)	6,402	435,080
Cohu, Inc.	4,328	71,931
Cree, Inc. (a)	10,935	521,928
Cypress Semiconductor Corp.	38,678	900,037
Diodes, Inc. (a)	4,206	196,210
Enphase Energy, Inc. (a)(b)	8,073	156,858
Entegris, Inc.	15,080	723,840
First Solar, Inc. (a)	8,070	417,945
FormFactor, Inc. (a)	7,792	170,099
Ichor Holdings Ltd. (a)	2,358	68,641
Impinj, Inc. (a)	1,695	55,757
Inphi Corp. (a)	4,710	338,555
Kulicke & Soffa Industries, Inc.	7,095	168,471
Lattice Semiconductor Corp. (a)	13,872	271,752
MACOM Technology Solutions Holdings, Inc. (a)	4,895	111,312
MaxLinear, Inc. Class A (a)	6,685	126,748
MKS Instruments, Inc.	5,765	623,888
Monolithic Power Systems, Inc.	4,186	627,565
NeoPhotonics Corp. (a)	3,747	24,655
NVE Corp.	484	30,129
ON Semiconductor Corp. (a)	44,994	917,878
Onto Innovation, Inc. (a)	2,531	81,498
PDF Solutions, Inc. (a)	3,064	49,514
Photronics, Inc. (a)	7,160	84,488
Pixelworks, Inc. (a)	2,892	11,250
Power Integrations, Inc.	3,137	285,812
Qorvo, Inc. (a)	13,355	1,079,885
Rambus, Inc. (a)	11,722	162,291
Semtech Corp. (a)	7,021	354,280
Silicon Laboratories, Inc. (a)	4,601	488,810
SMART Global Holdings, Inc. (a)	1,426	42,352
SolarEdge Technologies, Inc. (a)	4,589	389,881
SunPower Corp. (a)(b)	6,280	55,013
Synaptics, Inc. (a)	3,736	157,323
Teradyne, Inc.	19,125	1,170,833
Ultra Clean Holdings, Inc. (a)	4,024	85,993
Universal Display Corp.	4,534	907,616
Veeco Instruments, Inc. (a)	5,268	71,856
Xperi Corp.	5,192	105,424
		13,907,869
Software - 5.2%
2U, Inc. (a)(b)	6,291	112,766
8x8, Inc. (a)	10,200	197,064
A10 Networks, Inc. (a)	6,110	45,397
ACI Worldwide, Inc. (a)	12,359	387,949
Alarm.com Holdings, Inc. (a)	3,713	183,422
Altair Engineering, Inc. Class A (a)(b)	2,952	108,840
Alteryx, Inc. Class A (a)(b)	3,211	293,807
American Software, Inc. Class A	2,786	45,161
AppFolio, Inc. (a)(b)	1,296	126,010
Appian Corp. Class A (a)(b)	3,058	136,509
Aspen Technology, Inc. (a)	7,569	871,268
Avaya Holdings Corp. (a)	10,957	132,470
Benefitfocus, Inc. (a)(b)	2,501	56,860
Blackbaud, Inc.	5,187	435,449
BlackLine, Inc. (a)	3,862	180,510
Bottomline Technologies, Inc. (a)	3,934	161,097
Box, Inc. Class A (a)	15,398	260,534
CDK Global, Inc.	13,773	696,087
Cerence, Inc. (a)	3,725	57,738
Ceridian HCM Holding, Inc. (a)(b)	3,888	187,596
Cision Ltd. (a)	7,265	73,159
Cloudera, Inc. (a)(b)	23,559	199,780
CommVault Systems, Inc. (a)	4,111	204,193
Cornerstone OnDemand, Inc. (a)	5,664	331,740
Coupa Software, Inc. (a)(b)	5,525	759,632
Digimarc Corp. (a)(b)	1,268	45,141
Domo, Inc. Class B (a)	954	15,340
Dropbox, Inc. Class A (a)	9,979	197,784
Ebix, Inc. (b)	2,365	100,820
eGain Communications Corp. (a)	1,713	12,890
Envestnet, Inc.(a)(b)	4,891	305,639
Everbridge, Inc. (a)(b)	3,019	209,851
Fair Isaac Corp. (a)(b)	3,087	938,571
FireEye, Inc. (a)	21,042	333,305
Five9, Inc. (a)	6,294	349,380
Forescout Technologies, Inc. (a)	2,417	74,347
Guidewire Software, Inc. (a)(b)	8,650	975,201
HubSpot, Inc. (a)	3,885	602,564
Instructure, Inc. (a)(b)	3,411	159,396
j2 Global, Inc.	5,011	475,845
LivePerson, Inc. (a)(b)	6,268	257,301
LogMeIn, Inc.	5,461	358,678
Manhattan Associates, Inc. (a)	7,016	525,849
MicroStrategy, Inc. Class A (a)	1,021	156,468
Mitek Systems, Inc. (a)	3,692	35,591
MobileIron, Inc. (a)	7,792	48,778
Model N, Inc. (a)	2,758	82,161
New Relic, Inc. (a)	4,874	312,228
Nuance Communications, Inc. (a)	30,534	498,315
Nutanix, Inc. Class A (a)	8,041	234,958
Onespan, Inc. (a)	3,427	64,119
Paycom Software, Inc. (a)	5,185	1,096,783
Paylocity Holding Corp. (a)	3,377	346,480
Pegasystems, Inc.	3,961	297,907
Pivotal Software, Inc. (a)	4,432	66,347
Pluralsight, Inc. (a)(b)	2,210	39,957
Progress Software Corp.	4,765	190,028
Proofpoint, Inc. (a)	5,820	671,453
PROS Holdings, Inc. (a)	3,732	191,228
Q2 Holdings, Inc. (a)	3,948	282,243
QAD, Inc. Class A	1,033	48,014
Qualys, Inc. (a)	3,629	309,663
Rapid7, Inc. (a)	4,360	218,392
RealPage, Inc. (a)	7,800	472,290
RingCentral, Inc. (a)(b)	7,321	1,182,488
SailPoint Technologies Holding, Inc. (a)	7,051	136,507
SecureWorks Corp. (a)(b)	944	11,479
ShotSpotter, Inc. (a)(b)	757	15,291
Smartsheet, Inc. (a)	1,419	55,909
SPS Commerce, Inc. (a)	3,759	198,362
Teradata Corp. (a)	12,693	379,901
The Trade Desk, Inc. (a)(b)	3,874	777,899
TiVo Corp.	12,898	104,990
Tyler Technologies, Inc. (a)	4,140	1,111,673
Upland Software, Inc. (a)(b)	1,692	63,416
Varonis Systems, Inc. (a)	3,117	223,021
Verint Systems, Inc. (a)	6,932	314,643
VirnetX Holding Corp. (a)(b)	6,700	39,195
Vobile Group Ltd. (a)	28,000	9,136
Workiva, Inc. (a)	2,688	112,009
Yext, Inc. (a)(b)	6,706	110,381
Zendesk, Inc. (a)(b)	11,401	805,481
Zix Corp. (a)	5,641	37,287
Zuora, Inc. (a)(b)	1,275	18,169
		23,553,580
Technology Hardware, Storage & Peripherals - 0.6%
3D Systems Corp. (a)(b)	12,378	117,467
Dell Technologies, Inc. (a)	15,962	844,230
Diebold Nixdorf, Inc. (a)(b)	7,947	55,629
Immersion Corp. (a)	3,522	28,951
NCR Corp. (a)(b)	12,698	370,909
Pure Storage, Inc. Class A (a)	18,452	359,076
Razer, Inc. (a)(c)	413,000	77,256
Xerox Holdings Corp.	22,063	748,598
		2,602,116

TOTAL INFORMATION TECHNOLOGY		70,742,983

MATERIALS - 5.0%
Chemicals - 2.1%
AdvanSix, Inc. (a)	3,295	74,994
American Vanguard Corp.	2,717	37,984
Amyris, Inc. (a)(b)	4,834	16,025
Ashland Global Holdings, Inc.	6,641	513,814
Axalta Coating Systems Ltd. (a)	22,751	670,927
Balchem Corp.	3,433	347,454
Cabot Corp.	6,427	280,153
Chase Corp.	753	88,214
Element Solutions, Inc. (a)	24,956	271,022
Ferro Corp. (a)	8,891	98,957
Flotek Industries, Inc. (a)	5,488	10,482
FutureFuel Corp.	2,687	33,131
GCP Applied Technologies, Inc. (a)	7,751	160,136
H.B. Fuller Co.	5,396	263,325
Hawkins, Inc.	1,099	46,982
Huntsman Corp.	23,012	509,256
Ingevity Corp. (a)	4,453	374,987
Innophos Holdings, Inc.	2,126	69,350
Innospec, Inc.	2,601	237,627
Intrepid Potash, Inc. (a)	9,644	29,800
Koppers Holdings, Inc. (a)	2,225	71,423
Kraton Performance Polymers, Inc. (a)	3,385	75,892
Kronos Worldwide, Inc.	2,261	28,669
Livent Corp.	15,625	107,188
Minerals Technologies, Inc.	3,799	187,861
NewMarket Corp.	946	459,274
Olin Corp.	17,732	325,205
OMNOVA Solutions, Inc. (a)	4,722	47,739
PolyOne Corp.	8,542	273,771
PQ Group Holdings, Inc. (a)	4,053	66,753
Quaker Chemical Corp. (b)	1,429	218,466
Rayonier Advanced Materials, Inc.	5,980	24,937
RPM International, Inc.	14,154	1,025,174
Sensient Technologies Corp.	4,512	282,271
Stepan Co.	2,168	211,857
The Chemours Co. LLC (b)	18,303	300,352
The Scotts Miracle-Gro Co. Class A	4,200	421,638
Tredegar Corp.	2,836	56,380
Trinseo SA	4,475	190,188
Tronox Holdings PLC	10,338	87,770
Valvoline, Inc.	20,009	426,992
Venator Materials PLC (a)	4,844	11,965
W.R. Grace & Co.	7,110	472,460
Westlake Chemical Corp.	3,860	243,913
		9,752,758
Construction Materials - 0.2%
Eagle Materials, Inc.	4,999	456,609
Forterra, Inc. (a)	1,890	15,517
Summit Materials, Inc. (a)	11,942	273,830
U.S. Concrete, Inc. (a)(b)	1,711	89,417
		835,373
Containers & Packaging - 1.2%
Amcor PLC	49,674	472,896
Aptargroup, Inc.	6,718	793,732
Berry Global Group, Inc. (a)	13,938	578,566
Crown Holdings, Inc. (a)	14,454	1,052,829
Graphic Packaging Holding Co.	33,235	520,460
Greif, Inc. Class A	2,729	106,895
Myers Industries, Inc.	3,850	65,181
Owens-Illinois, Inc. (b)	16,705	141,993
Sealed Air Corp.	16,812	702,237
Silgan Holdings, Inc.	8,216	252,806
Sonoco Products Co.	10,610	612,197
		5,299,792
Metals & Mining - 1.2%
AK Steel Holding Corp. (a)(b)	34,627	81,720
Alcoa Corp. (a)	19,898	413,679
Allegheny Technologies, Inc. (a)(b)	13,310	279,643
Carpenter Technology Corp.	5,023	246,227
Century Aluminum Co. (a)	4,865	28,363
Cleveland-Cliffs, Inc. (b)	31,453	227,405
Coeur d'Alene Mines Corp. (a)	21,613	119,304
Commercial Metals Co.	12,402	239,731
Compass Minerals International, Inc.	3,636	205,361
Coronado Global Resources, Inc. unit (c)	19,363	31,972
Gold Resource Corp.	5,903	25,855
Haynes International, Inc.	1,354	46,659
Hecla Mining Co.	51,084	117,493
Kaiser Aluminum Corp.	1,779	190,495
Materion Corp.	2,219	126,128
McEwen Mining, Inc. (b)	26,741	44,657
Olympic Steel, Inc.	866	12,973
Reliance Steel & Aluminum Co.	7,532	874,013
Royal Gold, Inc.	7,003	808,426
Ryerson Holding Corp. (a)	1,532	13,313
Schnitzer Steel Industries, Inc. Class A	2,888	61,630
Steel Dynamics, Inc.	24,598	746,795
SunCoke Energy, Inc.	6,629	35,067
TimkenSteel Corp. (a)	4,081	22,935
United States Steel Corp. (b)	19,047	219,231
Universal Stainless & Alloy Products, Inc. (a)	860	11,541
Warrior Metropolitan Coal, Inc.	4,568	88,985
Worthington Industries, Inc.	4,382	161,301
		5,480,902
Paper & Forest Products - 0.3%
Boise Cascade Co.	4,187	149,769
Clearwater Paper Corp. (a)	1,733	32,130
Domtar Corp.	6,661	242,394
Louisiana-Pacific Corp.	15,014	438,859
Mercer International, Inc. (SBI)	4,832	58,950
Neenah, Inc.	1,838	118,551
P.H. Glatfelter Co.	4,513	81,234
Resolute Forest Products	9,804	35,490
Schweitzer-Mauduit International, Inc.	3,345	135,439
Verso Corp. (a)(b)	3,524	51,591
		1,344,407

TOTAL MATERIALS		22,713,232

REAL ESTATE - 10.0%
Equity Real Estate Investment Trusts (REITs) - 9.5%
Acadia Realty Trust (SBI)	8,641	241,775
Agree Realty Corp.	3,703	291,685
Alexander & Baldwin, Inc.	7,266	170,824
Alexanders, Inc.	400	138,160
American Assets Trust, Inc.	4,074	199,463
American Campus Communities, Inc.	14,614	730,408
American Finance Trust, Inc.	5,720	84,656
American Homes 4 Rent Class A	27,616	730,996
Americold Realty Trust	6,381	255,814
Apartment Investment & Management Co. Class A	16,163	887,025
Apple Hospitality (REIT), Inc.	22,914	377,623
Armada Hoffler Properties, Inc.	5,307	99,453
Ashford Hospitality Trust, Inc.	8,812	24,057
Bluerock Residential Growth (REIT), Inc.	2,485	29,870
Braemar Hotels & Resorts, Inc.	3,157	29,139
Brandywine Realty Trust (SBI)	18,887	288,593
Brixmor Property Group, Inc.	32,092	706,666
CareTrust (REIT), Inc.	8,935	216,584
CatchMark Timber Trust, Inc.	5,301	60,802
CBL & Associates Properties, Inc.	18,891	27,203
Cedar Realty Trust, Inc.	10,069	33,630
Chatham Lodging Trust	5,119	92,398
City Office REIT, Inc.	4,407	59,671
Colony Capital, Inc.	52,478	293,877
Columbia Property Trust, Inc.	12,577	258,080
Community Healthcare Trust, Inc.	1,864	90,255
CorEnergy Infrastructure Trust, Inc.	1,346	64,837
CorePoint Lodging, Inc.	4,076	40,149
CoreSite Realty Corp.	3,946	463,655
Corporate Office Properties Trust (SBI)	11,624	344,535
Corrections Corp. of America	12,862	196,274
Cousins Properties, Inc.	11,259	451,824
CubeSmart	19,897	630,735
CyrusOne, Inc.	11,284	804,324
DDR Corp.	15,751	244,613
DiamondRock Hospitality Co.	22,500	224,550
Douglas Emmett, Inc.	17,253	747,400
Easterly Government Properties, Inc.	6,481	144,656
EastGroup Properties, Inc.	3,838	514,100
Empire State Realty Trust, Inc.	14,932	216,066
EPR Properties	7,947	618,197
Equity Commonwealth	12,895	414,961
Essential Properties Realty Trust, Inc.	3,665	94,044
Farmland Partners, Inc.	3,112	20,850
First Industrial Realty Trust, Inc.	13,482	567,727
Four Corners Property Trust, Inc.	7,164	205,249
Franklin Street Properties Corp.	11,163	96,002
Front Yard Residential Corp. Class B	5,393	66,711
Gaming & Leisure Properties	21,542	869,435
Getty Realty Corp.	3,522	118,128
Gladstone Commercial Corp.	3,365	79,279
Gladstone Land Corp.	1,596	19,088
Global Medical REIT, Inc.	2,986	36,131
Global Net Lease, Inc.	7,967	155,197
Government Properties Income Trust	5,145	164,023
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	6,560	195,882
Healthcare Realty Trust, Inc.	13,347	464,075
Healthcare Trust of America, Inc.	22,108	685,348
Hersha Hospitality Trust	3,709	51,184
Highwoods Properties, Inc. (SBI)	11,086	518,825
Hospitality Properties Trust (SBI)	17,641	446,317
Hudson Pacific Properties, Inc.	16,687	599,397
Independence Realty Trust, Inc.	9,660	148,764
Industrial Logistics Properties Trust	6,785	144,113
Investors Real Estate Trust	1,282	97,009
Invitation Homes, Inc.	31,667	975,027
iStar Financial, Inc.	7,124	92,683
JBG SMITH Properties	11,611	467,459
Jernigan Capital, Inc.	2,022	38,398
Kilroy Realty Corp.	10,754	902,583
Kimco Realty Corp.	45,142	973,262
Kite Realty Group Trust	8,872	158,099
Lamar Advertising Co. Class A	9,117	729,451
Lexington Corporate Properties Trust	22,648	246,410
Liberty Property Trust (SBI)	15,812	934,015
Life Storage, Inc.	4,966	540,897
LTC Properties, Inc.	4,200	217,770
Mack-Cali Realty Corp.	9,663	206,981
Medical Properties Trust, Inc.	38,926	806,936
Monmouth Real Estate Investment Corp. Class A	9,845	148,463
National Health Investors, Inc.	4,491	385,283
National Retail Properties, Inc.	17,019	1,002,589
National Storage Affiliates Trust	6,024	205,840
New Senior Investment Group, Inc.	8,985	63,254
NexPoint Residential Trust, Inc.	2,269	110,659
Omega Healthcare Investors, Inc.	21,474	945,715
Outfront Media, Inc.	14,949	393,308
Paramount Group, Inc.	21,584	290,736
Park Hotels & Resorts, Inc.	21,469	499,154
Pebblebrook Hotel Trust	13,718	352,690
Pennsylvania Real Estate Investment Trust (SBI) (b)	7,299	40,290
Physicians Realty Trust	19,394	362,086
Piedmont Office Realty Trust, Inc. Class A	13,590	304,960
Potlatch Corp.	7,222	306,718
Preferred Apartment Communities, Inc. Class A	4,313	61,762
PS Business Parks, Inc.	2,139	386,196
QTS Realty Trust, Inc. Class A	5,455	292,333
Ramco-Gershenson Properties Trust (SBI)	8,414	122,003
Rayonier, Inc.	13,866	374,105
Retail Opportunity Investments Corp.	12,224	228,161
Retail Properties America, Inc.	22,887	314,925
Retail Value, Inc.	1,586	58,063
Rexford Industrial Realty, Inc.	9,970	479,457
RLJ Lodging Trust	18,667	306,325
Ryman Hospitality Properties, Inc.	5,484	461,588
Sabra Health Care REIT, Inc.	19,082	469,417
Saul Centers, Inc.	1,184	63,391
Senior Housing Properties Trust (SBI)	25,606	254,140
Seritage Growth Properties	2,983	129,731
SL Green Realty Corp.	9,065	757,834
Spirit Realty Capital, Inc.	9,137	455,388
Stag Industrial, Inc.	11,652	361,678
Store Capital Corp.	20,307	822,434
Summit Hotel Properties, Inc.	11,002	134,885
Sunstone Hotel Investors, Inc.	24,197	326,901
Tanger Factory Outlet Centers, Inc.	10,122	163,167
Taubman Centers, Inc.	6,476	231,711
Terreno Realty Corp.	6,321	356,568
The GEO Group, Inc.	13,128	199,808
The Macerich Co.	11,436	314,490
UMH Properties, Inc.	3,553	53,046
Uniti Group, Inc.	19,374	134,068
Universal Health Realty Income Trust (SBI)	1,358	161,914
Urban Edge Properties	12,119	255,832
Urstadt Biddle Properties, Inc. Class A	3,133	76,226
VEREIT, Inc.	103,367	1,017,131
VICI Properties, Inc.	38,351	903,166
Washington Prime Group, Inc. (b)	19,912	84,029
Washington REIT (SBI)	8,509	263,949
Weingarten Realty Investors (SBI)	12,750	404,558
Whitestone REIT Class B	4,289	61,075
Xenia Hotels & Resorts, Inc.	12,252	257,905
		42,883,437
Real Estate Management & Development - 0.5%
Altisource Portfolio Solutions SA (a)	1,094	19,473
eXp World Holdings, Inc. (a)(b)	3,705	33,234
Howard Hughes Corp. (a)	4,171	466,401
Jones Lang LaSalle, Inc.	4,881	715,164
Kennedy-Wilson Holdings, Inc.	13,369	307,621
Marcus & Millichap, Inc. (a)(b)	2,256	80,584
Newmark Group, Inc.	15,679	166,511
RE/MAX Holdings, Inc.	1,954	65,361
Realogy Holdings Corp. (b)	12,774	100,659
Redfin Corp. (a)(b)	7,254	126,147
Tejon Ranch Co. (a)	2,112	33,961
The RMR Group, Inc.	704	34,074
The St. Joe Co. (a)(b)	6,554	121,577
		2,270,767

TOTAL REAL ESTATE		45,154,204

UTILITIES - 2.7%
Electric Utilities - 1.0%
Allete, Inc.	5,505	473,760
Avangrid, Inc.	5,927	296,646
El Paso Electric Co.	4,328	288,721
Hawaiian Electric Industries, Inc.	11,625	524,869
IDACORP, Inc.	5,384	579,426
MGE Energy, Inc.	3,716	286,281
OGE Energy Corp.	21,224	913,905
Otter Tail Corp.	4,191	237,546
PNM Resources, Inc.	8,524	444,527
Portland General Electric Co.	9,532	542,180
Spark Energy, Inc. Class A,	1,096	10,489
		4,598,350
Gas Utilities - 0.7%
Chesapeake Utilities Corp.	1,780	168,744
National Fuel Gas Co.	9,144	414,315
New Jersey Resources Corp.	9,429	411,104
Northwest Natural Holding Co.	3,083	213,837
ONE Gas, Inc.	5,580	518,047
South Jersey Industries, Inc. (b)	9,895	318,223
Southwest Gas Holdings, Inc.	5,627	491,237
Spire, Inc.	5,391	453,167
		2,988,674
Independent Power and Renewable Electricity Producers - 0.2%
NRG Yield, Inc.:
Class A	2,480	42,582
Class C (b)	8,897	161,303
Ormat Technologies, Inc.	5,400	413,424
Pattern Energy Group, Inc.	9,777	274,049
Terraform Power, Inc.	8,911	151,309
		1,042,667
Multi-Utilities - 0.4%
Avista Corp.	7,022	337,267
Black Hills Corp.	5,803	457,450
MDU Resources Group, Inc.	20,984	606,228
NorthWestern Energy Corp.	5,408	392,188
Unitil Corp.	1,613	100,442
		1,893,575
Water Utilities - 0.4%
American States Water Co. (b)	3,914	372,339
Aqua America, Inc.	19,027	862,494
AquaVenture Holdings Ltd. (a)	1,366	26,801
California Water Service Group	5,169	289,309
Middlesex Water Co.	1,743	117,217
SJW Corp.	2,428	175,666
		1,843,826

TOTAL UTILITIES		12,367,092

TOTAL COMMON STOCKS
(Cost $437,683,954)		450,142,958

Money Market Funds - 11.8%
Fidelity Cash Central Fund 1.83% (d)	1,134,405	1,134,632
Fidelity Securities Lending Cash Central Fund 1.84% (d)(e)	52,100,332	52,105,542
TOTAL MONEY MARKET FUNDS
(Cost $53,240,174)		53,240,174
TOTAL INVESTMENT IN SECURITIES - 111.4%
(Cost $490,924,128)		503,383,132
NET OTHER ASSETS (LIABILITIES) - (11.4)%		(51,344,375)
NET ASSETS - 100%		$452,038,757

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	17	Dec. 2019	$1,328,890	$10,555	$10,555
CME E-mini S&P MidCap 400 Index Contracts (United States)	3	Dec. 2019	586,500	8,559	8,559
TOTAL FUTURES CONTRACTS					$19,114

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $109,228 or 0.0% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$46,307
Fidelity Securities Lending Cash Central Fund	144,412
Total	$190,719

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$16,833,891	$16,833,891	$--	$--
Consumer Discretionary	58,217,902	57,907,591	310,311	--
Consumer Staples	15,171,076	15,171,076	--	--
Energy	9,973,914	9,973,914	--	--
Financials	72,201,184	72,201,184	--	--
Health Care	51,407,251	51,407,251	--	--
Industrials	75,360,229	75,360,229	--	--
Information Technology	70,742,983	70,656,591	86,392	--
Materials	22,713,232	22,681,260	31,972	--
Real Estate	45,154,204	45,154,204	--	--
Utilities	12,367,092	12,367,092	--	--
Money Market Funds	53,240,174	53,240,174	--	--
Total Investments in Securities:	$503,383,132	$502,954,457	$428,675	$--
Derivative Instruments:
Assets
Futures Contracts	$19,114	$19,114	$--	$--
Total Assets	$19,114	$19,114	$--	$--
Total Derivative Instruments:	$19,114	$19,114	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$19,114	$0
Total Equity Risk	19,114	0
Total Value of Derivatives	$19,114	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity ZERO℠ Extended Market Index Fund

Financial Statements

Statement of Assets and Liabilities

		October 31, 2019
Assets
Investment in securities, at value (including securities loaned of $50,161,217) — See accompanying schedule: Unaffiliated issuers (cost $437,683,954)	$450,142,958
Fidelity Central Funds (cost $53,240,174)	53,240,174
Total Investment in Securities (cost $490,924,128)		$503,383,132
Segregated cash with brokers for derivative instruments		33,701
Foreign currency held at value (cost $9,050)		9,212
Receivable for investments sold		454,040
Receivable for fund shares sold		767,564
Dividends receivable		175,627
Distributions receivable from Fidelity Central Funds		27,568
Total assets		504,850,844
Liabilities
Payable to custodian bank	$98,868
Payable for investments purchased	19,622
Payable for fund shares redeemed	580,999
Payable for daily variation margin on futures contracts	6,874
Collateral on securities loaned	52,105,724
Total liabilities		52,812,087
Net Assets		$452,038,757
Net Assets consist of:
Paid in capital		$432,960,580
Total accumulated earnings (loss)		19,078,177
Net Assets, for 46,804,181 shares outstanding		$452,038,757
Net Asset Value, offering price and redemption price per share ($452,038,757 ÷ 46,804,181 shares)		$9.66

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended October 31, 2019
Investment Income
Dividends		$4,830,562
Income from Fidelity Central Funds (including $144,412 from security lending)		190,719
Total income		5,021,281
Expenses
Independent trustees' fees and expenses	$1,424
Total expenses before reductions	1,424
Expense reductions	(228)
Total expenses after reductions		1,196
Net investment income (loss)		5,020,085
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,735,028
Fidelity Central Funds	(411)
Foreign currency transactions	108
Futures contracts	248,153
Total net realized gain (loss)		2,982,878
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	16,750,391
Assets and liabilities in foreign currencies	161
Futures contracts	15,814
Total change in net unrealized appreciation (depreciation)		16,766,366
Net gain (loss)		19,749,244
Net increase (decrease) in net assets resulting from operations		$24,769,329

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended October 31, 2019	For the period September 13, 2018 (commencement of operations) to October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,020,085	$66,354
Net realized gain (loss)	2,982,878	(11,660)
Change in net unrealized appreciation (depreciation)	16,766,366	(4,288,086)
Net increase (decrease) in net assets resulting from operations	24,769,329	(4,233,392)
Distributions to shareholders	(570,035)	–
Share transactions
Proceeds from sales of shares	450,708,957	75,495,917
Reinvestment of distributions	551,118	–
Cost of shares redeemed	(92,009,962)	(2,673,175)
Net increase (decrease) in net assets resulting from share transactions	359,250,113	72,822,742
Total increase (decrease) in net assets	383,449,407	68,589,350
Net Assets
Beginning of period	68,589,350	–
End of period	$452,038,757	$68,589,350
Other Information
Shares
Sold	48,999,818	7,909,281
Issued in reinvestment of distributions	65,230	–
Redeemed	(9,894,249)	(275,899)
Net increase (decrease)	39,170,799	7,633,382

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity ZERO Extended Market Index Fund

Years ended October 31,	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$8.99	$10.00
Income from Investment Operations
Net investment income (loss)B	.15	.02
Net realized and unrealized gain (loss)	.56	(1.03)
Total from investment operations	.71	(1.01)
Distributions from net investment income	(.04)	–
Total distributions	(.04)	–
Net asset value, end of period	$9.66	$8.99
Total ReturnC,D	7.97%	(10.10)%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	-%	- %H
Expenses net of fee waivers, if anyG	-%	- %H
Expenses net of all reductionsG	-%	- %H
Net investment income (loss)	1.64%	1.31%H
Supplemental Data
Net assets, end of period (000 omitted)	$452,039	$68,589
Portfolio turnover rateI	14%	0%J,K

 A For the period September 13, 2018 (commencement of operations) to October 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Amount represents less than .005%.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount represents less than 1%.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity ZERO℠ International Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended October 31, 2019	Past 1 year	Life of fundA
Fidelity ZERO℠ International Index Fund	11.79%	1.65%

 A From August 2, 2018

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity ZERO℠ International Index Fund on August 2, 2018, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Fidelity Global ex U.S. Index℠ performed over the same period.

Period Ending Values
$10,206	Fidelity ZERO℠ International Index Fund
$10,289	Fidelity Global ex U.S. Index℠

Fidelity ZERO℠ International Index Fund

Management's Discussion of Fund Performance

Market Recap:  The MSCI ACWI (All Country World Index) ex USA Index gained 11.47% for the 12 months ending October 31, 2019, as international stocks reflected a confluence of factors, including escalating trade tension, and moderating but still positive global economic growth. Currency fluctuations were largely modest and varied by region, muting the overall impact on international equity returns. In late December, the U.S. Federal Reserve shifted from raising interest rates to a more dovish policy in 2019, joining many foreign central banks. In June, international stocks rose 6.03%, as policy stimulus in China stabilized that country’s economic growth. The Fed cut its policy rate in July for the first time since 2008. However, the index returned -1.21% for the month, followed by -3.08% in August. In September, the Fed cut its policy rate another quarter point, citing concerns about slowing economic growth and muted inflation, and did the same in October, leading to monthly gains of 2.59% and 3.49%, respectively. For the full 12 months, the growth-oriented information technology sector (+22%) led the way, followed by utilities (+20%) and real estate (+18%), two high-dividend-yielding categories. Conversely, energy was roughly flat, while materials (+6%) and communication services (7%) also lagged. By region, Asia Pacific ex Japan (+16%), Europe ex U.K (+13%), Canada (+12%) and emerging markets (+12%) fared best. Meanwhile, the U.K. (+7%) and Japan (+10%) trailed the broader market.

Comments from the Geode Capital Management, LLC, passive equity index team:  For the fiscal year, the fund gained 11.79%, compared with an increase of 12.09% for the benchmark Fidelity Global ex U.S. Index. (The fund's performance relative to the index can be affected by Fidelity's methodologies for valuing certain foreign stocks and for incorporating foreign exchange rates, which differ from those used by the index.) Individually, Nestle (+29%) contributed, as the Swiss packaged-foods giant reported favorable sales growth. Semiconductor foundry Taiwan Semiconductor Manufacturing (+34%) contributed, reflecting the firm's better-than-expected quarterly financial results. Chinese e-commerce company Alibaba (+24%) announced strong quarterly earnings, while Dutch semiconductor equipment supplier ASML Holding (+55%) reported higher third-quarter revenue. Korean electronics giant Samsung Electronics (+19%) and French pharmaceutical manufacturer Roche Holdings (+27%) also contributed. In contrast, China-based Baidu (-46%) struggled, as the company anticipated continued challenges for its core online search-advertising business. Shares of Finnish telecommunications-equipment maker Nokia (-34%) fell sharply in October after the company lowered its financial guidance for 2019 and 2020. Of final note, in a sluggish oil-pricing environment, various energy stocks lagged, including U.K.-based BP (-7%) and France's Total (-7%).

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity ZERO℠ International Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2019

% of fund's net assets
Nestle SA (Reg. S) (Switzerland, Food Products)	1.5
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	1.0
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet & Direct Marketing Retail)	1.0
Tencent Holdings Ltd. (Cayman Islands, Interactive Media & Services)	1.0
Novartis AG (Switzerland, Pharmaceuticals)	1.0
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	0.9
Toyota Motor Corp. (Japan, Automobiles)	0.8
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	0.8
HSBC Holdings PLC (United Kingdom) (United Kingdom, Banks)	0.7
SAP SE (Germany, Software)	0.6
9.3

Top Market Sectors as of October 31, 2019

% of fund's net assets
Financials	21.8
Industrials	12.1
Consumer Discretionary	11.2
Consumer Staples	10.2
Information Technology	9.0
Health Care	8.5
Materials	6.6
Communication Services	6.4
Energy	6.3
Real Estate	2.8

Geographic Diversification (% of fund's net assets)

As of October 31, 2019
Japan	18.7%
United Kingdom	10.4%
Canada	6.8%
France	6.3%
Switzerland	6.0%
Germany	5.5%
Australia	4.5%
Cayman Islands	4.3%
Netherlands	3.5%
Other*	34.0%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of October 31, 2019

% of fund's net assets
Stocks and Equity Futures	100.0

Fidelity ZERO℠ International Index Fund

Schedule of Investments October 31, 2019

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
Australia - 4.5%
AGL Energy Ltd.	36,072	$492,405
ALS Ltd.	28,379	157,832
Alumina Ltd.	148,760	232,231
AMP Ltd.	170,861	215,890
Ansell Ltd.	8,963	170,447
APA Group unit	65,790	528,442
Aristocrat Leisure Ltd.	34,486	751,969
ASX Ltd.	10,372	588,734
Atlas Arteria Ltd. unit	39,883	220,572
Aurizon Holdings Ltd.	108,352	440,802
Australia & New Zealand Banking Group Ltd.	161,770	2,972,867
Bank of Queensland Ltd.	31,698	197,829
Beach Energy Ltd.	101,025	158,910
Bendigo & Adelaide Bank Ltd.	30,256	222,052
BHP Billiton Ltd.	165,081	4,046,541
BlueScope Steel Ltd.	31,057	284,302
Boral Ltd.	68,983	239,503
Brambles Ltd.	89,744	741,918
Caltex Australia Ltd.	14,692	276,189
Carsales.com Ltd.	15,185	162,730
Challenger Ltd.	34,470	189,058
Charter Hall Group unit	23,175	180,577
Cimic Group Ltd.	5,134	116,998
Coca-Cola Amatil Ltd.	27,830	195,301
Cochlear Ltd.	3,164	461,596
Coles Group Ltd.	62,047	642,117
Commonwealth Bank of Australia	98,133	5,320,782
Computershare Ltd.	29,296	319,780
Crown Ltd.	17,078	146,710
CSL Ltd.	25,438	4,486,152
DEXUS Property Group unit	55,807	460,211
Downer EDI Ltd.	32,923	183,120
Evolution Mining Ltd.	88,025	251,081
Fortescue Metals Group Ltd.	95,973	587,415
Goodman Group unit	90,547	899,065
Iluka Resources Ltd.	20,149	130,421
Incitec Pivot Ltd.	104,652	249,013
Insurance Australia Group Ltd.	129,731	710,805
Lendlease Group unit	32,019	413,868
Link Administration Holdings Ltd.	25,033	96,532
Macquarie Group Ltd.	17,684	1,632,895
Magellan Financial Group Ltd.	7,637	253,304
Medibank Private Ltd.	149,454	348,336
Mirvac Group unit	203,403	450,716
National Australia Bank Ltd.	152,379	2,991,070
Newcrest Mining Ltd.	42,455	926,722
Northern Star Resources Ltd.	36,437	246,982
Orica Ltd.	19,339	305,628
Origin Energy Ltd.	99,515	539,517
Orora Ltd.	72,432	154,386
OZ Minerals Ltd.	22,451	156,650
Qantas Airways Ltd.	53,357	236,005
QBE Insurance Group Ltd.	77,156	671,287
Qube Holdings Ltd.	69,026	154,763
Ramsay Health Care Ltd.	7,689	363,310
realestate.com.au Ltd.	2,317	173,889
Reliance Worldwide Corp. Ltd.	45,118	131,287
Rio Tinto Ltd.	20,680	1,293,183
Santos Ltd.	96,620	540,446
Scentre Group unit	289,234	764,198
SEEK Ltd.	20,593	322,281
Sonic Healthcare Ltd.	25,472	501,671
South32 Ltd.	282,375	494,137
Spark Infrastructure Group unit	75,294	104,999
Stockland Corp. Ltd. unit	147,702	498,638
Suncorp Group Ltd.	67,287	624,726
Sydney Airport unit	61,257	371,000
Tabcorp Holdings Ltd.	115,282	382,004
Telstra Corp. Ltd.	223,906	539,266
The GPT Group unit	99,382	407,936
The Star Entertainment Group Ltd.	37,401	121,272
Transpacific Industries Group Ltd.	119,486	151,866
Transurban Group unit	146,446	1,499,892
Treasury Wine Estates Ltd.	40,845	495,170
Vicinity Centres unit	191,756	352,970
Washington H. Soul Pattinson & Co. Ltd.	6,897	103,098
Wesfarmers Ltd.	62,909	1,728,420
Westpac Banking Corp.	191,809	3,724,068
Whitehaven Coal Ltd.	33,697	76,640
Woodside Petroleum Ltd.	53,305	1,181,424
Woolworths Group Ltd.	73,569	1,897,061
WorleyParsons Ltd.	18,404	172,744

TOTAL AUSTRALIA		57,228,624

Austria - 0.2%
ams AG (a)	3,609	161,335
Andritz AG	4,437	199,329
BAWAG Group AG (b)	1,828	75,434
BUWOG AG rights (a)(c)	1,060	0
CA Immobilien Anlagen AG	3,632	140,157
Erste Group Bank AG	16,814	593,897
IMMOFINANZ Immobilien Anlagen AG	4,377	125,703
Lenzing AG	573	60,296
Oesterreichische Post AG	1,513	55,686
OMV AG	8,039	469,096
Raiffeisen International Bank-Holding AG	9,546	234,759
S&T AG	2,020	43,121
Verbund AG	4,148	224,374
Voestalpine AG	6,418	160,697
Wienerberger AG	6,783	183,378

TOTAL AUSTRIA		2,727,262

Bailiwick of Jersey - 0.5%
Experian PLC	51,898	1,632,249
Ferguson PLC	12,742	1,088,082
Glencore Xstrata PLC	675,248	2,038,155
Polymetal International PLC	14,200	232,684
WPP PLC	71,693	894,697

TOTAL BAILIWICK OF JERSEY		5,885,867

Belgium - 0.8%
Ackermans & Van Haaren SA	1,117	171,047
Ageas	10,279	592,010
Anheuser-Busch InBev SA NV	56,062	4,525,182
Cofinimmo SA	1,182	174,805
Colruyt NV	3,161	175,709
Galapagos Genomics NV (a)	2,597	478,152
Groupe Bruxelles Lambert SA	4,503	451,897
KBC Groep NV	19,551	1,371,113
Proximus	8,953	274,895
Sofina SA	902	199,389
Solvay SA Class A	4,347	472,700
Telenet Group Holding NV	3,662	179,788
UCB SA	7,579	610,804
Umicore SA	11,545	476,031
Warehouses de Pauw	868	160,895

TOTAL BELGIUM		10,314,417

Bermuda - 0.4%
Alibaba Health Information Technology Ltd. (a)	220,000	221,429
Alibaba Pictures Group Ltd. (a)	700,000	114,812
Beijing Enterprises Water Group Ltd.	296,000	154,284
Brilliance China Automotive Holdings Ltd.	156,000	172,033
Cheung Kong Infrastructure Holdings Ltd.	42,500	305,861
China Gas Holdings Ltd.	120,800	514,601
China Resource Gas Group Ltd.	46,000	277,348
Credicorp Ltd. (United States)	3,796	812,496
GasLog Ltd.	871	11,941
Golar LNG Ltd.	6,266	86,283
Haier Electronics Group Co. Ltd.	68,000	194,146
Hiscox Ltd.	17,262	332,945
Hongkong Land Holdings Ltd.	73,839	405,627
Jardine Matheson Holdings Ltd.	17,519	998,776
Jardine Strategic Holdings Ltd.	10,043	324,307
Kunlun Energy Co. Ltd.	226,000	210,347
NWS Holdings Ltd.	75,000	111,621
Shenzhen International Holdings Ltd.	44,799	91,078
Ship Finance International Ltd. (NY Shares) (d)	4,424	64,015

TOTAL BERMUDA		5,403,950

Brazil - 1.2%
Ambev SA	249,100	1,079,506
Atacadao Distribuicao Comercio e Industria Ltda	13,600	64,804
B2W Companhia Global do Varejo (a)	10,368	131,329
Banco Bradesco SA	54,100	443,133
Banco do Brasil SA	67,400	809,203
BB Seguridade Participacoes SA	41,300	349,822
BM&F BOVESPA SA	115,300	1,390,902
BR Malls Participacoes SA	47,700	182,570
Brasil Foods SA (a)	41,500	367,452
CCR SA	77,600	318,101
Centrais Eletricas Brasileiras SA (Electrobras) (a)	19,300	190,377
Cielo SA	52,000	98,023
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	19,400	264,213
Companhia Siderurgica Nacional SA (CSN)	28,300	83,266
Compania de Saneamento do Parana unit	3,800	86,413
Cosan SA Industria e Comercio	11,400	164,270
CVC Brasil Operadora e Agencia de Viagens SA	6,700	85,586
Drogasil SA	14,900	408,677
Embraer SA	36,200	158,231
ENGIE Brasil Energia SA	11,050	124,703
Equatorial Energia SA	9,100	231,170
Estacio Participacoes SA	18,200	178,120
Hypermarcas SA	21,800	186,554
IRB Brasil Resseguros SA	16,900	159,245
JBS SA	56,900	401,372
Klabin SA unit	37,000	145,952
Kroton Educacional SA	95,200	229,543
Localiza Rent A Car SA	30,600	329,462
Lojas Renner SA	47,600	602,344
M. Dias Branco SA	5,300	49,888
Magazine Luiza SA	31,600	351,733
Multiplan Empreendimentos Imobiliarios SA	11,800	85,944
Natura Cosmeticos SA	17,000	132,083
Notre Dame Intermedica Participacoes SA	12,800	191,497
Oi SA (a)	183,900	43,562
Petrobras Distribuidora SA	22,900	161,479
Petroleo Brasileiro SA - Petrobras (ON)	151,600	1,236,085
Rumo SA (a)	66,700	379,195
Sul America SA unit	15,700	189,042
Suzano Papel e Celulose SA	35,100	285,666
Terna Participacoes SA unit	20,100	144,742
TIM Participacoes SA	59,400	169,143
Ultrapar Participacoes SA	44,400	208,909
Vale SA (a)	176,400	2,076,070
Weg SA	44,600	283,581

TOTAL BRAZIL		15,252,962

British Virgin Islands - 0.0%
Mail.Ru Group Ltd. GDR (Reg. S) (a)	4,541	96,451
Canada - 6.7%
Agnico Eagle Mines Ltd. (Canada)	13,391	823,021
Air Canada (a)	14,943	532,098
Algonquin Power & Utilities Corp.	25,173	345,744
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	48,411	1,451,852
AltaGas Ltd.	17,122	249,076
ARC Resources Ltd.	16,704	70,768
ATCO Ltd. Class I (non-vtg.)	4,360	153,267
Aurora Cannabis, Inc. (a)(d)	56,233	201,518
B2Gold Corp.	55,693	195,778
Bank of Montreal	36,260	2,684,193
Bank of Nova Scotia	68,895	3,951,354
Barrick Gold Corp. (Canada)	96,669	1,679,285
Bausch Health Cos., Inc. (Canada) (a)	17,988	447,139
BCE, Inc.	16,180	767,540
BlackBerry Ltd. (a)	30,091	158,097
Bombardier, Inc. Class B (sub. vtg.) (a)	122,821	154,797
Brookfield Asset Management, Inc. Class A	48,963	2,707,445
CAE, Inc.	14,759	370,124
Cameco Corp.	25,172	224,753
Canada Goose Holdings, Inc. (a)	3,777	157,992
Canadian Apartment Properties (REIT) unit	4,149	172,752
Canadian Imperial Bank of Commerce	24,655	2,102,348
Canadian National Railway Co.	40,994	3,666,459
Canadian Natural Resources Ltd.	66,863	1,685,916
Canadian Pacific Railway Ltd.	7,885	1,793,058
Canadian Tire Ltd. Class A (non-vtg.)	3,857	415,804
Canadian Utilities Ltd. Class A (non-vtg.)	6,491	189,294
CCL Industries, Inc. Class B	8,248	339,476
Cenovus Energy, Inc. (Canada)	57,789	492,288
CGI Group, Inc. Class A (sub. vtg.) (a)	13,972	1,086,063
CI Financial Corp.	11,648	169,533
Constellation Software, Inc.	1,106	1,092,338
Cronos Group, Inc. (a)	8,760	71,698
Descartes Systems Group, Inc. (Canada) (a)	4,365	169,848
Dollarama, Inc.	15,875	534,068
Element Financial Corp.	24,279	206,457
Emera, Inc.	13,271	549,440
Empire Co. Ltd. Class A (non-vtg.)	9,710	257,808
Enbridge, Inc.	113,259	4,124,998
Encana Corp. (Toronto)	53,419	209,280
Fairfax Financial Holdings Ltd. (sub. vtg.)	1,528	647,349
Finning International, Inc.	11,360	193,459
First Capital Realty, Inc.	9,854	163,099
First Quantum Minerals Ltd.	37,964	320,810
FirstService Corp.	1,614	140,874
Fortis, Inc.	23,326	969,098
Franco-Nevada Corp.	10,589	1,027,465
George Weston Ltd.	4,250	340,265
Gildan Activewear, Inc.	12,077	308,550
Great Canadian Gaming Corp. (a)	2,830	89,513
Great-West Lifeco, Inc.	14,537	353,519
H&R (REIT) unit	8,822	149,233
Husky Energy, Inc.	14,059	98,203
Hydro One Ltd. (b)	15,731	292,500
iA Financial Corp, Inc.	6,410	308,698
Imperial Oil Ltd.	12,508	311,489
Intact Financial Corp.	7,848	809,766
Inter Pipeline Ltd.	22,142	371,695
Keyera Corp.	13,199	305,949
Kinross Gold Corp. (a)	67,817	329,534
Kirkland Lake Gold Ltd.	10,546	495,232
Loblaw Companies Ltd.	10,258	547,052
Lundin Mining Corp.	40,309	203,519
Magna International, Inc. Class A (sub. vtg.)	17,791	956,616
Manulife Financial Corp.	109,582	2,040,883
Methanex Corp.	4,868	184,467
Metro, Inc. Class A (sub. vtg.)	14,420	609,820
National Bank of Canada	18,426	951,588
Nutrien Ltd.	34,038	1,628,376
Onex Corp. (sub. vtg.)	4,888	287,357
Open Text Corp.	14,780	597,215
Parkland Fuel Corp.	7,933	263,510
Pembina Pipeline Corp.	29,312	1,031,962
Power Corp. of Canada (sub. vtg.)	20,316	470,148
Power Financial Corp.	12,673	296,354
PrairieSky Royalty Ltd.	15,722	153,508
Quebecor, Inc. Class B (sub. vtg.)	8,997	209,163
Restaurant Brands International, Inc.	14,545	951,593
RioCan (REIT)	9,077	182,146
Ritchie Bros. Auctioneers, Inc.	6,292	258,874
Rogers Communications, Inc. Class B (non-vtg.)	20,343	957,763
Royal Bank of Canada	80,548	6,497,168
Saputo, Inc.	12,540	363,699
Shaw Communications, Inc. Class B	25,817	526,886
Shopify, Inc. Class A (a)	5,311	1,665,358
SNC-Lavalin Group, Inc.	10,527	190,303
Stantec, Inc.	5,209	111,133
Sun Life Financial, Inc.	33,270	1,492,616
Suncor Energy, Inc.	91,516	2,720,953
TC Energy Corp.	51,328	2,587,249
Teck Resources Ltd. Class B (sub. vtg.)	28,135	444,743
TELUS Corp.	11,769	418,630
The Stars Group, Inc. (a)	13,194	287,100
The Toronto-Dominion Bank	102,879	5,874,671
Thomson Reuters Corp.	9,907	665,757
Toromont Industries Ltd.	4,000	206,545
Tourmaline Oil Corp.	15,673	134,466
TransForce, Inc.	4,956	157,925
Vermilion Energy, Inc.	6,926	91,498
Waste Connection, Inc. (Canada)	15,031	1,388,407
West Fraser Timber Co. Ltd.	2,704	125,027
Wheaton Precious Metals Corp.	25,303	709,276
WSP Global, Inc.	4,054	252,948
Yamana Gold, Inc.	54,076	197,484

TOTAL CANADA		84,572,823

Cayman Islands - 4.3%
58.com, Inc. ADR (a)	5,182	273,661
AAC Technology Holdings, Inc.	47,500	307,387
Agile Property Holdings Ltd.	64,000	86,264
Airtac International Group	11,000	150,584
Alibaba Group Holding Ltd. sponsored ADR (a)	72,652	12,835,429
Anta Sports Products Ltd.	48,000	469,542
ASM Pacific Technology Ltd.	15,300	213,631
Autohome, Inc. ADR Class A (a)(d)	3,205	271,015
Baidu.com, Inc. sponsored ADR (a)	15,394	1,567,879
BeiGene Ltd. ADR (a)	2,154	297,984
Chailease Holding Co. Ltd.	64,890	292,556
Cheung Kong Property Holdings Ltd.	154,000	1,071,487
China Biologic Products Holdings, Inc. (a)(d)	1,708	194,780
China Conch Venture Holdings Ltd.	103,500	404,984
China Mengniu Dairy Co. Ltd.	148,000	590,038
China Resources Cement Holdings Ltd.	152,000	166,454
China Resources Land Ltd.	148,000	629,426
CIFI Holdings Group Co. Ltd.	172,171	114,834
CK Hutchison Holdings Ltd.	152,500	1,408,045
Country Garden Holdings Co. Ltd.	418,000	580,280
Ctrip.com International Ltd. ADR (a)	20,797	686,093
ENN Energy Holdings Ltd.	44,700	509,962
Evergrande Real Estate Group Ltd.	175,000	425,995
Geely Automobile Holdings Ltd.	305,000	577,125
Hengan International Group Co. Ltd.	44,500	310,699
Huazhu Group Ltd. ADR (d)	6,079	230,151
iQIYI, Inc. ADR (a)(d)	8,168	142,368
JD.com, Inc. sponsored ADR (a)	45,301	1,411,126
Kingboard Chemical Holdings Ltd.	30,500	81,280
Kingsoft Corp. Ltd. (a)	53,000	121,976
Li Ning Co. Ltd.	88,000	298,392
Longfor Properties Co. Ltd. (b)	86,500	358,988
Meituan Dianping Class B (a)	209,400	2,497,753
Melco Crown Entertainment Ltd. sponsored ADR	12,395	266,988
Minth Group Ltd.	40,000	141,487
Momo, Inc. ADR	7,765	260,283
NetEase, Inc. ADR	4,078	1,165,737
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	6,348	774,837
PagSeguro Digital Ltd. (a)(d)	8,692	322,299
Parade Technologies Ltd.	3,000	57,938
Ping An Healthcare and Technology Co. Ltd. (a)(b)	28,700	196,285
Sands China Ltd.	133,200	656,093
Semiconductor Manufacturing International Corp. (a)	174,000	221,023
Shenzhou International Group Holdings Ltd.	41,500	573,474
Shimao Property Holdings Ltd.	64,000	214,405
Silergy Corp.	5,000	140,665
Silicon Motion Technology Corp. sponsored ADR	1,818	76,447
SINA Corp. (a)	3,885	153,846
Sino Biopharmaceutical Ltd.	353,000	525,579
StoneCo Ltd. Class A (a)(d)	5,055	185,973
Sunac China Holdings Ltd.	125,000	566,973
Sunny Optical Technology Group Co. Ltd.	36,600	588,304
TAL Education Group ADR (a)	20,074	859,368
Tencent Holdings Ltd.	309,000	12,533,941
Tingyi (Cayman Islands) Holding Corp.	116,000	154,314
Tongcheng-Elong Holdings Ltd. (a)	46,400	75,545
Vipshop Holdings Ltd. ADR (a)	23,378	269,782
Want Want China Holdings Ltd.	393,000	331,067
Weibo Corp. sponsored ADR (a)(d)	3,725	183,233
WH Group Ltd. (b)	512,000	540,438
Wharf Real Estate Investment Co. Ltd.	68,000	399,957
Wuxi Biologics (Cayman), Inc. (a)(b)	25,000	293,787
Wynn Macau Ltd.	90,800	197,043
Xiaomi Corp. Class B (a)(b)	752,400	852,467
Xinyi Glass Holdings Ltd.	150,000	168,651
YY, Inc. ADR (a)	3,005	170,804
Zall Smart Commerce Ltd. (a)	173,000	16,662
Zhen Ding Technology Holding Ltd.	27,000	128,369
ZTO Express (Cayman), Inc. sponsored ADR	20,504	451,088

TOTAL CAYMAN ISLANDS		54,293,320

Chile - 0.2%
Aguas Andinas SA	146,285	67,067
Banco de Chile	1,440,815	185,542
Banco de Credito e Inversiones	3,344	186,184
Banco Santander Chile	3,943,728	244,675
Cencosud SA	58,839	79,896
Colbun SA (a)	270,888	46,737
Compania Cervecerias Unidas SA	6,104	60,907
Compania de Petroleos de Chile SA (COPEC)	19,246	172,090
CorpBanca SA	8,841,732	53,651
Empresa Nacional de Telecomunicaciones SA (ENTEL) (a)	7,946	62,156
Empresas CMPC SA	62,001	141,291
Enel Chile SA	1,784,419	146,753
Enersis SA	1,886,951	352,404
LATAM Airlines Group SA	15,927	176,108
Parque Arauco SA	42,537	111,849
S.A.C.I. Falabella	30,997	157,785

TOTAL CHILE		2,245,095

China - 2.1%
Agricultural Bank of China Ltd. (H Shares)	1,534,000	631,247
Air China Ltd. (H Shares)	100,000	88,290
Anhui Conch Cement Co. Ltd. (H Shares)	61,000	364,581
Bank Communications Co. Ltd. (H Shares)	1,212,000	827,733
Bank of China Ltd. (H Shares)	4,254,000	1,734,718
BYD Co. Ltd. (H Shares)	32,000	150,097
CGN Power Co. Ltd. (H Shares) (b)	447,000	116,096
China Cinda Asset Management Co. Ltd. (H Shares)	363,000	75,303
China CITIC Bank Corp. Ltd. (H Shares)	639,000	370,403
China Communications Construction Co. Ltd. (H Shares)	284,000	216,193
China Communications Services Corp. Ltd. (H Shares)	88,000	54,342
China Construction Bank Corp. (H Shares)	6,065,000	4,859,706
China Huarong Asset Management Co. Ltd. (b)	420,000	62,007
China International Capital Corp. Ltd. (H Shares) (b)	69,600	126,912
China Life Insurance Co. Ltd. (H Shares)	416,000	1,069,824
China Longyuan Power Grid Corp. Ltd. (H Shares)	145,000	78,334
China Merchants Bank Co. Ltd. (H Shares)	211,500	1,008,692
China Minsheng Banking Corp. Ltd. (H Shares)	418,000	292,379
China National Building Materials Co. Ltd. (H Shares)	184,000	155,080
China Oilfield Services Ltd. (H Shares)	108,000	150,366
China Pacific Insurance (Group) Co. Ltd. (H Shares)	139,400	505,783
China Petroleum & Chemical Corp. (H Shares)	1,458,000	829,274
China Railway Construction Corp. Ltd. (H Shares)	131,500	143,833
China Railway Group Ltd. (H Shares)	203,000	122,351
China Shenhua Energy Co. Ltd. (H Shares)	199,500	405,173
China Telecom Corp. Ltd. (H Shares)	818,000	347,984
China Tower Corp. Ltd. (H Shares) (b)	2,370,000	521,620
China Vanke Co. Ltd. (H Shares)	76,100	277,502
CITIC Securities Co. Ltd. (H Shares)	134,000	245,852
CRRC Corp. Ltd. (H Shares)	293,000	195,969
Dongfeng Motor Group Co. Ltd. (H Shares)	122,000	122,380
GF Securities Co. Ltd. (H Shares)	51,600	53,740
Great Wall Motor Co. Ltd. (H Shares)	180,000	145,845
Guangzhou Automobile Group Co. Ltd. (H Shares)	170,000	169,785
Guangzhou R&F Properties Co. Ltd. (H Shares)	38,800	60,119
Haitong Securities Co. Ltd. (H Shares)	150,400	153,545
Huaneng Power International, Inc. (H Shares)	292,000	138,693
Huatai Securities Co. Ltd. (H Shares) (b)	101,400	150,723
Industrial & Commercial Bank of China Ltd. (H Shares)	4,355,000	3,119,893
New China Life Insurance Co. Ltd. (H Shares)	49,400	191,730
People's Insurance Co. of China Group (H Shares)	349,000	146,989
PetroChina Co. Ltd. (H Shares)	1,190,000	580,317
PICC Property & Casualty Co. Ltd. (H Shares)	402,000	508,739
Ping An Insurance Group Co. of China Ltd. (H Shares)	283,000	3,266,327
Postal Savings Bank of China Co. Ltd. (H Shares) (b)	430,000	275,700
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	152,000	174,502
Shanghai Pharmaceuticals Holding Co. Ltd. (H Shares)	35,100	63,423
Sinopharm Group Co. Ltd. (H Shares)	71,600	256,418
TravelSky Technology Ltd. (H Shares)	60,000	136,767
Weichai Power Co. Ltd. (H Shares)	87,000	136,940
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	29,100	107,978
Zijin Mining Group Co. Ltd. (H Shares)	296,000	102,531

TOTAL CHINA		26,090,728

Colombia - 0.0%
Bancolombia SA	10,504	127,726
Grupo de Inversiones Suramerica SA	15,270	154,507
Interconexion Electrica SA ESP	27,943	161,210
Inversiones Argos SA	12,972	70,233

TOTAL COLOMBIA		513,676

Czech Republic - 0.0%
Ceske Energeticke Zavody A/S	8,513	194,196
Komercni Banka A/S	5,299	179,118
MONETA Money Bank A/S (b)	17,004	56,511

TOTAL CZECH REPUBLIC		429,825

Denmark - 1.2%
A.P. Moller - Maersk A/S:
Series A	132	158,428
Series B	390	497,485
Ambu A/S Series B	10,288	161,566
Carlsberg A/S Series B	5,829	820,035
Christian Hansen Holding A/S	5,241	402,382
Coloplast A/S Series B	6,479	780,714
Danske Bank A/S	38,703	552,223
DSV A/S	10,352	1,004,478
Genmab A/S (a)	3,311	723,436
GN Store Nord A/S	8,616	378,657
H Lundbeck A/S	3,025	103,185
ISS Holdings A/S	9,254	242,167
Novo Nordisk A/S Series B	99,030	5,445,532
Novozymes A/S Series B	11,957	562,972
ORSTED A/S (b)	9,192	806,297
Pandora A/S	5,953	292,727
Royal Unibrew A/S	2,199	180,285
SimCorp A/S	2,385	213,086
The Drilling Co. of 1972 A/S (a)	772	43,562
Tryg A/S	8,123	226,878
Vestas Wind Systems A/S	11,798	961,157
William Demant Holding A/S (a)	7,026	185,436

TOTAL DENMARK		14,742,688

Egypt - 0.0%
Commercial International Bank SAE	85,736	430,274
Elsewedy Electric Co.	25,074	20,895

TOTAL EGYPT		451,169

Finland - 0.8%
Elisa Corp. (A Shares)	8,013	437,640
Fortum Corp.	25,337	618,575
Huhtamaki Oyj	5,440	251,790
Kesko Oyj	3,776	251,335
Kone OYJ (B Shares)	22,900	1,456,823
Metso Corp.	6,658	251,582
Neste Oyj	21,659	781,697
Nokia Corp.	313,242	1,149,916
Nokian Tyres PLC	8,667	247,457
Nordea Bank ABP:
(Helsinki Stock Exchange)	2,295	16,781
(Stockholm Stock Exchange)	176,754	1,293,722
Orion Oyj (B Shares)	5,561	246,475
Sampo Oyj (A Shares)	26,933	1,103,710
Stora Enso Oyj (R Shares)	32,840	425,783
UPM-Kymmene Corp.	29,334	953,350
Wartsila Corp.	25,627	270,441

TOTAL FINLAND		9,757,077

France - 6.3%
Accor SA	11,489	493,583
Aeroports de Paris	1,774	337,144
Air Liquide SA	26,139	3,472,102
Alstom SA	8,493	367,049
Arkema SA	4,202	429,470
Atos Origin SA	5,351	415,273
AXA SA	108,735	2,878,349
BNP Paribas SA	64,022	3,345,761
Bouygues SA	12,801	542,524
Bureau Veritas SA	14,685	374,897
Capgemini SA	9,070	1,021,187
Carrefour SA	30,687	522,106
Compagnie de St. Gobain	31,140	1,266,619
Covivio	3,511	397,456
Credit Agricole SA	68,620	895,378
Danone SA	35,995	2,981,873
Dassault Systemes SA	7,484	1,135,596
Edenred SA	13,053	687,138
EDF SA	27,480	283,559
Eiffage SA	4,192	450,329
ENGIE	102,095	1,707,429
Essilor International SA	14,748	2,250,147
Gecina SA	3,009	516,143
Groupe Eurotunnel SA	26,692	446,842
Hermes International SCA	1,964	1,412,840
Kering SA	4,160	2,367,148
Klepierre SA	11,695	435,520
L'Oreal SA	13,648	3,985,019
Legrand SA	15,056	1,175,101
LVMH Moet Hennessy Louis Vuitton SE	15,017	6,413,100
Michelin CGDE Series B	9,907	1,206,249
Orange SA	119,716	1,926,770
Pernod Ricard SA	11,615	2,143,922
Peugeot Citroen SA	31,340	793,445
Publicis Groupe SA	12,340	531,096
Renault SA	11,734	598,858
Rubis SCA	4,815	278,980
Safran SA	18,628	2,947,048
Sanofi SA	64,301	5,927,726
Schneider Electric SA	30,051	2,792,954
SCOR SE	9,593	404,211
Societe Generale Series A	43,001	1,222,902
Sodexo SA	4,763	523,780
SR Teleperformance SA	3,231	732,238
Thales SA	6,125	598,687
Total SA	141,189	7,464,415
Ubisoft Entertainment SA (a)	4,037	238,361
Valeo SA	13,433	499,494
Veolia Environnement SA	31,684	832,897
VINCI SA	28,614	3,210,467
Vivendi SA	42,171	1,173,952
Worldline SA (a)(b)	2,201	133,663

TOTAL FRANCE		79,188,797

Germany - 5.2%
adidas AG	9,759	3,013,294
Allianz SE	23,511	5,741,920
BASF AG	51,376	3,905,564
Bayer AG	52,391	4,064,295
Bayerische Motoren Werke AG (BMW)	18,450	1,413,865
Beiersdorf AG	5,523	653,863
Brenntag AG	9,108	457,117
Commerzbank AG	62,705	375,061
Continental AG	5,965	798,957
Covestro AG (b)	10,091	484,506
Daimler AG (Germany)	55,659	3,253,428
Delivery Hero AG (a)(b)	6,393	299,679
Deutsche Bank AG	104,103	753,993
Deutsche Borse AG	10,623	1,645,075
Deutsche Lufthansa AG	14,789	256,402
Deutsche Post AG	54,959	1,946,141
Deutsche Telekom AG	179,497	3,158,354
Deutsche Wohnen AG (Bearer)	20,125	756,859
E.ON AG	123,980	1,250,273
Evonik Industries AG	8,844	233,277
Fresenius Medical Care AG & Co. KGaA	11,609	837,934
Fresenius SE & Co. KGaA	23,836	1,252,785
GEA Group AG	9,198	281,186
Hannover Reuck SE	3,286	581,982
HeidelbergCement Finance AG	8,393	623,611
Henkel AG & Co. KGaA	5,152	496,169
Hugo Boss AG	3,409	143,414
Infineon Technologies AG	63,386	1,227,709
K&S AG	14,280	203,222
KION Group AG	4,176	277,493
Knorr-Bremse AG	2,558	258,162
Lanxess AG	5,386	350,208
LEG Immobilien AG	3,685	422,907
Merck KGaA	7,262	865,816
MTU Aero Engines Holdings AG	2,961	790,595
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	8,255	2,292,494
OSRAM Licht AG (d)	5,338	238,139
ProSiebenSat.1 Media AG	14,699	217,054
Puma AG	4,771	358,908
Rheinmetall AG	2,417	290,729
RWE AG	30,526	930,468
SAP SE	60,409	8,004,282
Scout24 AG (b)	5,986	370,195
Siemens AG	47,650	5,498,813
Symrise AG	6,682	642,996
TAG Immobilien AG	7,386	179,415
Thyssenkrupp AG	22,853	326,118
TUI AG (GB)	25,187	329,522
Uniper SE	11,268	351,128
United Internet AG	7,106	214,063
Vonovia SE	29,150	1,551,100
Wirecard AG	6,406	811,271

TOTAL GERMANY		65,681,811

Greece - 0.1%
Alpha Bank AE (a)	62,312	132,808
EFG Eurobank Ergasias SA (a)	111,963	113,384
Greek Organization of Football Prognostics SA	9,945	108,144
Hellenic Telecommunications Organization SA	14,453	219,224
Jumbo SA	8,343	162,837
Motor Oil (HELLAS) Corinth Refineries SA	4,141	102,253
Mytilineos SA	5,882	64,356
National Bank of Greece SA (a)	24,966	84,648

TOTAL GREECE		987,654

Hong Kong - 2.3%
AIA Group Ltd.	676,200	6,733,752
Bank of East Asia Ltd.	88,306	212,720
Beijing Enterprises Holdings Ltd.	19,000	89,460
BOC Hong Kong (Holdings) Ltd.	196,000	673,383
China Everbright International Ltd.	174,185	131,650
China Jinmao Holdings Group Ltd.	188,000	124,986
China Merchants Holdings International Co. Ltd.	50,000	78,177
China Mobile Ltd.	310,500	2,523,341
China Overseas Land and Investment Ltd.	206,000	650,032
China Resources Beer Holdings Co. Ltd.	76,000	389,654
China Resources Pharmaceutical Group Ltd. (b)	89,000	82,192
China Resources Power Holdings Co. Ltd.	90,000	113,106
China Taiping Insurance Group Ltd.	96,000	215,818
China Unicom Ltd.	324,000	318,978
CITIC Pacific Ltd.	354,000	465,682
CLP Holdings Ltd.	105,000	1,090,469
CNOOC Ltd.	910,000	1,354,308
CSPC Pharmaceutical Group Ltd.	266,000	681,258
Evergrande Health Industry Group Ltd. (a)(d)	130,000	115,911
Far East Horizon Ltd.	104,000	98,461
Fosun International Ltd.	159,000	207,905
Galaxy Entertainment Group Ltd.	136,000	936,447
Guangdong Investment Ltd.	166,000	359,274
Hang Lung Properties Ltd.	103,000	226,415
Hang Seng Bank Ltd.	39,300	819,999
Henderson Land Development Co. Ltd.	93,500	466,994
Hong Kong & China Gas Co. Ltd.	554,200	1,075,648
Hong Kong Exchanges and Clearing Ltd.	65,690	2,046,509
Hysan Development Co. Ltd.	47,000	185,239
Lenovo Group Ltd.	356,000	248,183
Link (REIT)	118,500	1,290,631
MTR Corp. Ltd.	84,954	487,108
New World Development Co. Ltd.	345,000	493,501
Power Assets Holdings Ltd.	72,000	513,802
Sino Land Ltd.	210,576	314,783
Sun Art Retail Group Ltd.	108,000	110,202
Sun Hung Kai Properties Ltd.	87,500	1,325,915
Swire Pacific Ltd. (A Shares)	30,500	290,735
Swire Properties Ltd.	66,200	208,202
Techtronic Industries Co. Ltd.	79,500	621,294
Vitasoy International Holdings Ltd.	48,000	195,183
Wharf Holdings Ltd.	57,000	129,347
Wheelock and Co. Ltd.	38,000	235,015

TOTAL HONG KONG		28,931,669

Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	27,062	267,491
OTP Bank PLC	12,772	588,296
Richter Gedeon PLC	6,215	115,184

TOTAL HUNGARY		970,971

India - 2.1%
Adani Ports & Special Economic Zone Ltd. (a)	45,124	251,268
Asian Paints Ltd.	15,951	406,307
Aurobindo Pharma Ltd.	14,334	94,504
Axis Bank Ltd.	102,515	1,061,407
Bajaj Finance Ltd.	9,333	528,873
Bajaj Finserv Ltd.	1,902	217,832
Bharat Petroleum Corp. Ltd.	43,648	323,025
Bharti Airtel Ltd.	80,628	424,611
Dr. Reddy's Laboratories Ltd.	4,256	166,977
Eicher Motors Ltd.	802	254,090
Grasim Industries Ltd.	19,573	211,902
HDFC Bank Ltd.	225,583	3,905,695
Hindustan Unilever Ltd.	39,822	1,219,672
Housing Development Finance Corp. Ltd.	96,746	2,901,451
ICICI Bank Ltd.	174,723	1,139,060
Indian Oil Corp. Ltd.	105,677	218,122
IndusInd Bank Ltd.	17,391	321,456
Infosys Ltd.	213,076	2,047,431
ITC Ltd.	168,051	609,449
JSW Steel Ltd.	53,495	171,525
Kotak Mahindra Bank Ltd.	45,000	997,366
Larsen & Toubro Ltd.	18,586	385,345
Mahindra & Mahindra Ltd.	35,719	304,838
Maruti Suzuki India Ltd.	6,884	732,952
Reliance Industries Ltd.	173,811	3,579,885
State Bank of India (a)	100,605	442,130
Sun Pharmaceutical Industries Ltd.	62,026	378,626
Tata Consultancy Services Ltd.	50,323	1,602,687
Tech Mahindra Ltd.	27,245	283,489
Titan Co. Ltd.	16,966	318,074
UPL Ltd. (a)	31,524	264,706
Vedanta Ltd.	101,016	210,681
Wipro Ltd.	76,230	278,951
Yes Bank Ltd.	77,078	76,275

TOTAL INDIA		26,330,662

Indonesia - 0.5%
PT ACE Hardware Indonesia Tbk	312,400	37,598
PT Adaro Energy Tbk	684,000	63,772
PT Astra International Tbk	1,131,800	559,789
PT Bank Central Asia Tbk	638,500	1,429,172
PT Bank Danamon Indonesia Tbk Series A	170,200	50,913
PT Bank Jabar Banten Tbk	232,900	30,039
PT Bank Mandiri (Persero) Tbk	1,033,500	516,615
PT Bank Negara Indonesia (Persero) Tbk	381,200	208,091
PT Bank Rakyat Indonesia Tbk	3,072,100	920,510
PT Bank Tabungan Negara Tbk	260,800	34,518
PT Bumi Serpong Damai Tbk (a)	355,800	35,829
PT Charoen Pokphand Indonesia Tbk	436,400	195,716
PT Gudang Garam Tbk	23,700	94,651
PT Indah Kiat Pulp & Paper Tbk	156,600	81,065
PT Indocement Tunggal Prakarsa Tbk	92,400	131,639
PT Indofood CBP Sukses Makmur Tbk	136,200	112,764
PT Indofood Sukses Makmur Tbk	246,200	134,918
PT Japfa Comfeed Indonesia Tbk	177,600	21,756
PT Kalbe Farma Tbk	1,058,600	120,213
PT Matahari Department Store Tbk	77,000	19,960
PT Pabrik Kertas Tjiwi Kimia Tbk	47,500	35,755
PT Perusahaan Gas Negara Tbk Series B	747,400	112,162
PT Semen Gresik (Persero) Tbk	186,500	168,202
PT Surya Citra Media Tbk	89,600	7,784
PT Tambang Batubara Bukit Asam Tbk	124,200	19,888
PT Telekomunikasi Indonesia Tbk Series B	2,660,500	776,389
PT United Tractors Tbk	79,100	122,093

TOTAL INDONESIA		6,041,801

Ireland - 0.5%
AIB Group PLC	36,991	118,487
Bank Ireland Group PLC	53,382	256,723
CRH PLC	45,149	1,643,865
DCC PLC (United Kingdom)	5,458	511,587
Glanbia PLC	11,477	127,875
Grafton Group PLC unit	10,191	103,099
Greencore Group PLC	31,792	95,706
ICON PLC (a)	3,075	451,718
James Hardie Industries PLC CDI	23,969	411,649
Kerry Group PLC Class A	8,263	998,984
Kingspan Group PLC (Ireland)	8,140	421,789
Paddy Power Betfair PLC (Ireland)	4,307	444,909
Ryanair Holdings PLC sponsored ADR (a)	5,848	436,495
Smurfit Kappa Group PLC	13,051	435,218
United Drug PLC (United Kingdom)	12,292	123,080

TOTAL IRELAND		6,581,184

Isle of Man - 0.0%
Gaming VC Holdings SA	32,426	373,827
NEPI Rockcastle PLC	25,509	221,994

TOTAL ISLE OF MAN		595,821

Israel - 0.4%
Airport City Ltd. (a)	3,126	58,982
Alony Hetz Properties & Investments Ltd.	4,170	60,164
Azrieli Group	1,740	134,038
Bank Hapoalim BM (Reg.)	58,338	466,611
Bank Leumi le-Israel BM	76,161	554,495
Bezeq The Israel Telecommunication Corp. Ltd.	102,101	67,383
Check Point Software Technologies Ltd. (a)	7,400	831,834
CyberArk Software Ltd. (a)	2,228	226,320
Elbit Systems Ltd. (Israel)	1,500	245,783
First International Bank of Israel	2,870	78,768
Israel Chemicals Ltd.	45,351	201,377
Israel Corp. Ltd. (Class A) (a)	177	33,748
Israel Discount Bank Ltd. (Class A)	66,844	305,349
Mellanox Technologies Ltd. (a)	2,564	288,963
Mizrahi Tefahot Bank Ltd.	7,739	191,913
NICE Systems Ltd. (a)	3,301	521,874
Paz Oil Co. Ltd.	500	76,594
Plus500 Ltd.	3,584	37,140
Shufersal Ltd.	8,053	54,403
Strauss Group Ltd.	3,138	95,001
Taro Pharmaceutical Industries Ltd.	710	57,396
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	51,662	421,045
Tower Semiconductor Ltd. (a)	4,424	97,531
Wix.com Ltd. (a)	2,375	289,916

TOTAL ISRAEL		5,396,628

Italy - 1.4%
A2A SpA	87,417	175,396
Assicurazioni Generali SpA	67,143	1,361,027
Atlantia SpA	26,805	661,889
Banco BPM SpA (a)	97,233	220,900
Brembo SpA	7,269	77,301
Cerved Information Solutions SpA	10,161	98,820
Davide Campari-Milano SpA	32,529	298,037
DiaSorin S.p.A.	1,154	129,993
Enel SpA	431,329	3,342,957
Eni SpA	144,647	2,194,439
FinecoBank SpA	20,345	229,177
Hera SpA	39,497	169,068
Infrastrutture Wireless Italiane SpA (b)	11,452	117,506
Interpump Group SpA	5,183	141,972
Intesa Sanpaolo SpA	871,095	2,182,813
Italgas SpA	30,079	193,500
Leonardo SpA	22,326	259,211
Mediobanca SpA	36,798	437,085
Moncler SpA	9,566	368,506
Pirelli & C. SpA (b)	17,156	99,153
Poste Italiane SpA (b)	25,478	309,162
Prada SpA	33,100	113,793
Prysmian SpA	15,031	347,184
Recordati SpA	5,550	233,174
Saipem SpA (a)	39,131	177,190
Snam Rete Gas SpA	121,628	623,998
Telecom Italia SpA (a)	548,926	321,283
Terna SpA	78,537	518,897
UniCredit SpA	119,881	1,519,939
Unione di Banche Italiane SCpA	48,479	147,445
Unipol Gruppo SpA	23,313	129,979
Unipolsai SpA	45,503	126,924

TOTAL ITALY		17,327,718

Japan - 18.7%
ABC-MART, Inc.	2,200	150,844
ACOM Co. Ltd.	26,300	105,664
Activia Properties, Inc.	40	211,045
Adeka Corp.	5,400	77,280
Advance Residence Investment Corp.	77	255,877
Advantest Corp.	9,700	441,432
Aeon (REIT) Investment Corp.	66	94,895
AEON Co. Ltd.	47,500	955,717
AEON Financial Service Co. Ltd.	5,800	88,394
AEON MALL Co. Ltd.	5,000	79,995
Agc, Inc.	13,400	471,145
Aica Kogyo Co. Ltd.	3,300	104,800
Ain Holdings, Inc.	1,300	74,385
Air Water, Inc.	10,100	189,082
Aisin Seiki Co. Ltd.	10,400	415,062
Ajinomoto Co., Inc.	29,500	560,860
Alfresa Holdings Corp.	11,100	247,850
All Nippon Airways Ltd.	8,400	288,443
Alps Electric Co. Ltd.	14,100	302,284
Amada Holdings Co. Ltd.	20,500	233,456
Anritsu Corp.	9,000	171,632
Aozora Bank Ltd.	6,700	171,911
Asahi Group Holdings	24,400	1,221,890
ASAHI INTECC Co. Ltd.	14,400	396,222
Asahi Kasei Corp.	76,700	851,473
Asics Corp.	10,800	185,418
Astellas Pharma, Inc.	112,300	1,927,371
Azbil Corp.	8,100	225,400
Bandai Namco Holdings, Inc.	12,600	774,764
Bank of Kyoto Ltd.	5,600	221,651
Benesse Holdings, Inc.	4,600	123,141
Bic Camera, Inc.	8,600	93,896
Bridgestone Corp.	33,900	1,408,542
Brother Industries Ltd.	16,200	304,463
Calbee, Inc.	6,800	227,295
Canon, Inc.	60,600	1,662,847
Capcom Co. Ltd.	4,900	115,658
Casio Computer Co. Ltd.	14,000	227,270
Central Japan Railway Co.	11,600	2,379,555
Chiba Bank Ltd.	51,400	279,377
Chubu Electric Power Co., Inc.	39,500	592,589
Chugai Pharmaceutical Co. Ltd.	12,100	1,018,285
Chugoku Electric Power Co., Inc.	16,200	215,813
Citizen Watch Co. Ltd.	15,000	79,748
Coca-Cola West Co. Ltd.	9,800	222,500
Comforia Residential REIT, Inc.	27	87,949
COMSYS Holdings Corp.	7,600	224,209
Concordia Financial Group Ltd.	82,800	337,653
Cosmos Pharmaceutical Corp.	700	144,558
Credit Saison Co. Ltd.	7,200	104,261
CyberAgent, Inc.	5,100	165,758
Dai Nippon Printing Co. Ltd.	17,000	454,045
Dai-ichi Mutual Life Insurance Co.	68,400	1,114,880
Daicel Chemical Industries Ltd.	22,400	200,243
Daido Steel Co. Ltd.	1,500	65,457
Daifuku Co. Ltd.	7,200	382,045
Daiichi Sankyo Kabushiki Kaisha	34,200	2,248,780
Daiichikosho Co. Ltd.	1,900	90,321
Daikin Industries Ltd.	16,500	2,309,334
Dainippon Sumitomo Pharma Co. Ltd.	11,800	205,947
Daio Paper Corp.	4,700	62,650
Daito Trust Construction Co. Ltd.	4,100	543,334
Daiwa House Industry Co. Ltd.	36,700	1,263,402
Daiwa House REIT Investment Corp.	96	279,533
Daiwa Office Investment Corp.	14	111,538
Daiwa Securities Group, Inc.	100,400	451,278
DeNA Co. Ltd.	4,500	76,706
Denki Kagaku Kogyo KK	4,200	121,206
DENSO Corp.	29,600	1,374,326
Dentsu, Inc.	14,300	511,222
Dic Corp.	3,900	111,716
Disco Corp.	1,700	371,004
Dmg Mori Co. Ltd.	6,100	98,760
Dowa Holdings Co. Ltd.	2,600	89,763
East Japan Railway Co.	21,700	1,969,948
Ebara Corp.	4,400	130,180
Eisai Co. Ltd.	16,700	1,208,896
Electric Power Development Co. Ltd.	11,200	271,941
Ezaki Glico Co. Ltd.	4,000	185,614
FamilyMart Co. Ltd.	17,400	431,628
Fancl Corp.	3,300	93,255
Fanuc Corp.	10,700	2,110,568
Fast Retailing Co. Ltd.	3,600	2,220,092
Frontier Real Estate Investment Corp.	23	102,681
Fuji Electric Co. Ltd.	9,100	289,213
Fuji Oil Holdings, Inc.	4,100	123,310
Fuji Seal International, Inc.	2,400	59,615
Fujifilm Holdings Corp.	24,400	1,071,215
Fujitsu Ltd.	11,600	1,028,097
Fukuoka Financial Group, Inc.	10,200	196,629
Fukuyama Transporting Co. Ltd.	1,900	68,152
Furukawa Electric Co. Ltd.	3,500	97,830
GLP J-REIT	215	280,474
GMO Payment Gateway, Inc.	1,600	117,919
GOLDWIN, Inc.	2,000	153,140
GS Yuasa Corp.	5,900	107,559
Gunma Bank Ltd.	16,100	54,179
Hakuhodo DY Holdings, Inc.	18,400	274,578
Hamamatsu Photonics K.K.	9,300	361,112
Hankyu Hanshin Holdings, Inc.	14,200	568,242
Haseko Corp.	19,400	250,345
Hikari Tsushin, Inc.	1,200	263,036
Hino Motors Ltd.	13,200	124,797
Hirose Electric Co. Ltd.	2,000	251,940
Hiroshima Bank Ltd.	11,800	60,149
Hisamitsu Pharmaceutical Co., Inc.	5,400	251,312
Hitachi Chemical Co. Ltd.	5,000	164,599
Hitachi Construction Machinery Co. Ltd.	5,000	129,061
Hitachi High-Technologies Corp.	3,700	230,198
Hitachi Ltd.	53,500	1,996,752
Hitachi Metals Ltd.	14,400	180,725
Hokuriku Electric Power Co., Inc. (a)	7,900	56,305
Honda Motor Co. Ltd.	102,100	2,762,213
Horiba Ltd.	2,000	134,962
Hoshizaki Corp.	3,400	289,008
House Foods Group, Inc.	4,300	162,980
Hoya Corp.	21,000	1,855,922
Hulic (REIT), Inc.	74	141,170
Hulic Co. Ltd.	27,700	300,732
Ibiden Co. Ltd.	8,000	184,726
Idemitsu Kosan Co. Ltd.	10,057	295,628
IHI Corp.	8,200	202,074
Iida Group Holdings Co. Ltd.	8,700	144,917
Industrial & Infrastructure Fund Investment Corp.	99	154,995
INPEX Corp.	60,200	556,518
Invincible Investment Corp.	331	209,011
Isetan Mitsukoshi Holdings Ltd.	18,400	146,743
Isuzu Motors Ltd.	33,600	390,429
IT Holdings Corp.	4,700	284,978
ITO EN Ltd.	2,900	141,352
Itochu Corp.	83,500	1,745,808
ITOCHU Techno-Solutions Corp.	4,300	115,803
Iyo Bank Ltd.	12,100	63,933
Izumi Co. Ltd.	2,300	86,522
J. Front Retailing Co. Ltd.	17,700	225,071
Japan Airlines Co. Ltd.	5,800	180,740
Japan Airport Terminal Co. Ltd.	4,600	227,224
Japan Excellent, Inc.	75	128,593
Japan Exchange Group, Inc.	30,200	498,557
Japan Hotel REIT Investment Corp.	228	189,114
Japan Logistics Fund, Inc.	42	106,781
Japan Post Holdings Co. Ltd.	81,400	747,190
Japan Prime Realty Investment Corp.	52	249,911
Japan Real Estate Investment Corp.	73	498,284
Japan Retail Fund Investment Corp.	145	337,976
Japan Tobacco, Inc.	63,100	1,426,231
JFE Holdings, Inc.	35,600	445,272
JGC Corp.	15,300	221,291
JSR Corp.	12,600	236,549
JTEKT Corp.	11,700	149,226
JX Holdings, Inc.	186,900	873,616
K's Holdings Corp.	14,500	165,667
Kagome Co. Ltd.	4,500	113,422
Kajima Corp.	25,700	353,184
Kakaku.com, Inc.	7,500	174,149
Kaken Pharmaceutical Co. Ltd.	2,200	107,863
Kamigumi Co. Ltd.	5,800	131,145
Kaneka Corp.	3,200	106,523
Kansai Electric Power Co., Inc.	43,700	509,810
Kansai Paint Co. Ltd.	14,600	351,639
Kao Corp.	27,500	2,210,964
Kawasaki Heavy Industries Ltd.	8,000	191,987
KDDI Corp.	97,800	2,706,238
Keihan Electric Railway Co., Ltd.	5,500	259,693
Keihin Electric Express Railway Co. Ltd.	15,600	310,528
Keio Corp.	6,900	426,858
Keisei Electric Railway Co.	9,500	388,412
Kenedix Office Investment Corp.	25	195,752
Kewpie Corp.	7,900	179,308
Keyence Corp.	5,200	3,287,941
Kikkoman Corp.	10,100	485,837
Kinden Corp.	6,100	91,761
Kintetsu Group Holdings Co. Ltd.	10,100	550,510
Kirin Holdings Co. Ltd.	52,100	1,105,268
Kobayashi Pharmaceutical Co. Ltd.	3,400	271,864
Kobe Steel Ltd.	15,700	84,411
Koito Manufacturing Co. Ltd.	7,400	387,118
Kokuyo Co. Ltd.	4,900	71,905
Komatsu Ltd.	53,200	1,245,673
Konami Holdings Corp.	6,000	263,393
Konica Minolta, Inc.	29,400	215,790
Kose Corp.	1,800	319,129
Kubota Corp.	64,600	1,026,058
Kuraray Co. Ltd.	22,400	266,500
Kurita Water Industries Ltd.	6,400	184,241
Kyocera Corp.	20,300	1,331,820
Kyowa Exeo Corp.	4,500	114,489
Kyowa Hakko Kirin Co., Ltd.	15,500	285,200
Kyudenko Corp.	2,600	84,959
Kyushu Electric Power Co., Inc.	27,900	278,818
Kyushu Financial Group, Inc.	17,800	71,848
Kyushu Railway Co.	9,000	297,338
Lawson, Inc.	3,100	171,016
LINE Corp. (a)	3,800	139,790
Lion Corp.	16,800	351,581
LIXIL Group Corp.	16,200	301,286
M3, Inc.	22,400	536,779
Mabuchi Motor Co. Ltd.	3,000	121,551
Maeda Corp.	12,900	119,723
Makita Corp.	16,300	548,183
Marubeni Corp.	97,900	689,028
Maruha Nichiro Corp.	2,100	54,542
Marui Group Co. Ltd.	12,100	268,987
Maruichi Steel Tube Ltd.	3,900	106,503
Matsumotokiyoshi Holdings Co. Ltd.	5,400	190,211
Mazda Motor Corp.	36,500	335,082
McDonald's Holdings Co. (Japan) Ltd.	3,900	195,751
Mebuki Financial Group, Inc.	53,300	135,415
Medipal Holdings Corp.	9,800	223,906
Meiji Holdings Co. Ltd.	7,900	569,415
Minebea Mitsumi, Inc.	24,500	465,293
Misumi Group, Inc.	16,100	404,734
Mitsubishi Chemical Holdings Corp.	85,200	649,328
Mitsubishi Corp.	88,200	2,243,315
Mitsubishi Electric Corp.	118,300	1,690,205
Mitsubishi Estate Co. Ltd.	76,500	1,485,277
Mitsubishi Gas Chemical Co., Inc.	14,400	203,140
Mitsubishi Heavy Industries Ltd.	18,100	732,496
Mitsubishi Logistics Corp.	4,100	104,077
Mitsubishi Materials Corp.	8,900	255,920
Mitsubishi Motors Corp. of Japan	41,900	191,307
Mitsubishi Tanabe Pharma Corp.	13,500	161,572
Mitsubishi UFJ Financial Group, Inc.	739,900	3,835,855
Mitsubishi UFJ Lease & Finance Co. Ltd.	33,500	205,656
Mitsui & Co. Ltd.	96,300	1,653,853
Mitsui Chemicals, Inc.	13,000	309,159
Mitsui Fudosan Co. Ltd.	54,500	1,394,265
Mitsui OSK Lines Ltd.	8,800	239,699
Miura Co. Ltd.	6,900	207,918
Mizuho Financial Group, Inc.	1,441,300	2,237,584
MonotaRO Co. Ltd.	7,000	211,474
Mori Hills REIT Investment Corp.	84	138,833
Morinaga & Co. Ltd.	2,400	118,559
MS&AD Insurance Group Holdings, Inc.	28,000	904,155
Murata Manufacturing Co. Ltd.	36,100	1,965,580
Nabtesco Corp.	7,400	235,578
Nagase & Co. Ltd.	10,800	163,307
Nagoya Railroad Co. Ltd.	10,400	330,594
Nankai Electric Railway Co. Ltd.	7,300	189,705
NEC Corp.	14,800	586,533
Net One Systems Co. Ltd.	4,600	124,019
New Hampshire Foods Ltd.	6,600	277,305
Nexon Co. Ltd. (a)	24,600	285,071
NGK Insulators Ltd.	16,500	253,486
NGK Spark Plug Co. Ltd.	9,300	188,546
NHK Spring Co. Ltd.	10,100	82,509
Nichirei Corp.	8,700	199,794
Nidec Corp.	15,500	2,282,000
Nifco, Inc.	5,500	145,177
Nihon Kohden Corp.	3,700	110,695
Nihon M&A Center, Inc.	7,800	237,160
Nihon Unisys Ltd.	4,800	158,445
Nikkon Holdings Co. Ltd.	2,300	55,908
Nikon Corp.	24,300	309,833
Nintendo Co. Ltd.	6,800	2,494,155
Nippon Accommodations Fund, Inc.	23	144,721
Nippon Building Fund, Inc.	75	568,996
Nippon Electric Glass Co. Ltd.	3,800	85,601
Nippon Express Co. Ltd.	5,100	290,984
Nippon Gas Co. Ltd.	3,500	99,069
Nippon Kayaku Co. Ltd.	10,200	123,964
Nippon Paint Holdings Co. Ltd.	11,100	604,512
Nippon Paper Industries Co. Ltd.	8,900	153,415
Nippon Prologis REIT, Inc.	119	332,401
Nippon REIT Investment Corp.	17	73,823
Nippon Shinyaku Co. Ltd.	3,500	315,758
Nippon Shokubai Co. Ltd.	1,500	92,494
Nippon Steel & Sumitomo Metal Corp.	50,100	731,236
Nippon Suisan Kaisha Co. Ltd.	13,400	76,742
Nippon Telegraph & Telephone Corp.	36,100	1,792,109
Nippon Yusen KK	8,200	147,314
Nipro Corp.	9,700	113,738
Nishi-Nippon Railroad Co. Ltd.	6,400	148,495
Nissan Chemical Corp.	8,600	353,098
Nissan Motor Co. Ltd.	138,900	876,540
Nisshin Seifun Group, Inc.	13,400	265,644
Nissin Food Holdings Co. Ltd.	4,600	347,467
Nitori Holdings Co. Ltd.	5,000	761,056
Nitto Denko Corp.	9,400	520,062
NKSJ Holdings, Inc.	21,500	845,081
NOF Corp.	5,600	189,163
NOK Corp.	4,900	76,749
Nomura Holdings, Inc.	192,500	874,909
Nomura Real Estate Holdings, Inc.	5,900	139,826
Nomura Real Estate Master Fund, Inc.	236	451,128
Nomura Research Institute Ltd.	22,100	469,199
NSK Ltd.	30,400	282,672
NTN Corp.	22,300	69,142
NTT Data Corp.	34,900	458,267
NTT DOCOMO, Inc.	67,300	1,845,038
Obayashi Corp.	42,200	434,297
OBIC Co. Ltd.	3,600	450,739
Odakyu Electric Railway Co. Ltd.	19,200	467,370
Oji Holdings Corp.	61,900	320,038
Olympus Corp.	73,700	1,002,791
OMRON Corp.	11,600	678,621
Ono Pharmaceutical Co. Ltd.	30,600	576,408
Oracle Corp. Japan	1,600	140,634
Oriental Land Co. Ltd.	12,700	1,861,832
ORIX Corp.	73,500	1,155,045
ORIX JREIT, Inc.	154	348,212
Osaka Gas Co. Ltd.	24,300	475,179
OSG Corp.	6,900	147,588
Otsuka Corp.	6,600	266,099
Otsuka Holdings Co. Ltd.	31,700	1,321,581
Pan Pacific International Hold	30,400	478,537
Panasonic Corp.	134,900	1,133,751
Park24 Co. Ltd.	6,400	151,145
Penta-Ocean Construction Co. Ltd.	23,100	141,705
PeptiDream, Inc. (a)	5,300	266,027
Persol Holdings Co., Ltd.	10,900	209,367
Pigeon Corp.	7,000	341,728
Pilot Corp.	1,800	73,004
Pola Orbis Holdings, Inc.	3,900	88,007
Premier Investment Corp.	78	116,926
Rakuten, Inc.	44,300	422,331
Recruit Holdings Co. Ltd.	88,500	2,941,213
Relo Group, Inc.	7,400	181,103
Renesas Electronics Corp. (a)	40,600	274,849
Rengo Co. Ltd.	10,600	76,861
Resona Holdings, Inc.	129,500	563,139
Ricoh Co. Ltd.	42,000	374,036
Rinnai Corp.	2,600	191,109
ROHM Co. Ltd.	5,500	435,759
Rohto Pharmaceutical Co. Ltd.	5,700	171,242
Ryohin Keikaku Co. Ltd.	14,000	311,672
SanBio Co. Ltd. (a)	1,000	40,299
Sankyo Co. Ltd. (Gunma)	1,900	66,496
Sankyu, Inc.	3,800	193,197
Santen Pharmaceutical Co. Ltd.	23,600	418,035
Sanwa Holdings Corp.	11,900	139,178
Sapporo Breweries Ltd.	3,300	82,989
Sawai Pharmaceutical Co. Ltd.	2,000	112,854
SBI Holdings, Inc. Japan	13,700	297,952
Screen Holdings Co. Ltd.	2,700	187,445
SCSK Corp.	2,200	111,990
Secom Co. Ltd.	12,200	1,130,494
Sega Sammy Holdings, Inc.	9,000	126,658
Seibu Holdings, Inc.	15,100	266,515
Seiko Epson Corp.	19,300	272,922
Seino Holdings Co. Ltd.	7,700	99,007
Sekisui Chemical Co. Ltd.	26,900	469,022
Sekisui House (REIT), Inc.	208	191,970
Sekisui House Ltd.	34,300	739,658
Seven & i Holdings Co. Ltd.	44,000	1,662,333
Seven Bank Ltd.	32,100	93,063
SG Holdings Co. Ltd.	13,500	334,312
Sharp Corp.	8,700	99,799
Shikoku Electric Power Co., Inc.	9,100	90,212
Shimadzu Corp.	15,600	416,615
Shimamura Co. Ltd.	1,000	84,703
SHIMANO, Inc.	4,600	765,674
SHIMIZU Corp.	40,700	379,406
Shin-Etsu Chemical Co. Ltd.	22,800	2,542,228
Shinsei Bank Ltd.	9,700	151,221
Shionogi & Co. Ltd.	16,300	978,373
Ship Healthcare Holdings, Inc.	3,300	140,652
Shiseido Co. Ltd.	22,500	1,855,079
Shizuoka Bank Ltd.	29,700	225,684
SHO-BOND Holdings Co. Ltd.	2,000	77,621
Showa Denko K.K.	9,300	260,930
Skylark Co. Ltd.	9,600	174,241
SMC Corp.	3,800	1,641,757
SoftBank Corp.	97,600	3,754,322
SoftBank Corp.	89,100	1,222,213
Sohgo Security Services Co., Ltd.	4,400	238,998
Sojitz Corp.	57,700	181,613
Sony Corp.	71,300	4,339,970
Sony Financial Holdings, Inc.	8,100	174,259
Sotetsu Holdings, Inc.	3,900	103,624
Square Enix Holdings Co. Ltd.	4,900	233,182
Stanley Electric Co. Ltd.	9,300	257,361
Subaru Corp.	35,300	1,011,610
Sumco Corp.	13,800	229,230
Sumitomo Chemical Co. Ltd.	99,900	456,981
Sumitomo Corp.	69,400	1,127,223
Sumitomo Electric Industries Ltd.	45,900	629,462
Sumitomo Forestry Co. Ltd.	8,900	129,179
Sumitomo Heavy Industries Ltd.	7,500	232,965
Sumitomo Metal Mining Co. Ltd.	15,000	501,745
Sumitomo Mitsui Financial Group, Inc.	79,300	2,815,403
Sumitomo Mitsui Trust Holdings, Inc.	21,300	776,287
Sumitomo Osaka Cement Co. Ltd.	2,500	109,130
Sumitomo Realty & Development Co. Ltd.	27,600	1,001,832
Sumitomo Rubber Industries Ltd.	10,500	139,164
Sundrug Co. Ltd.	3,100	102,581
Suntory Beverage & Food Ltd.	6,400	273,605
Suzuken Co. Ltd.	4,500	240,273
Suzuki Motor Corp.	24,500	1,156,746
Sysmex Corp.	8,500	554,609
T&D Holdings, Inc.	35,400	394,276
Taiheiyo Cement Corp.	7,100	200,852
Taisei Corp.	12,700	500,805
Taisho Pharmaceutical Holdings Co. Ltd.	3,100	220,641
Taiyo Nippon Sanso Corp.	12,100	283,258
Taiyo Yuden Co. Ltd.	7,600	200,989
Takara Holdings, Inc.	8,900	88,346
Takashimaya Co. Ltd.	9,000	104,472
Takeda Pharmaceutical Co. Ltd.	85,384	3,085,187
TDK Corp.	7,200	710,451
TechnoPro Holdings, Inc.	2,400	147,614
Teijin Ltd.	13,100	262,502
Terumo Corp.	37,900	1,236,932
The Chugoku Bank Ltd.	7,900	77,198
The Hachijuni Bank Ltd.	25,800	110,983
THK Co. Ltd.	6,000	172,532
Tobu Railway Co. Ltd.	12,200	407,113
Toda Corp.	9,400	58,718
Toho Co. Ltd.	7,800	315,007
Toho Gas Co. Ltd.	6,100	237,586
Tohoku Electric Power Co., Inc.	30,300	311,417
Tokai Carbon Co. Ltd.	9,400	94,930
Tokio Marine Holdings, Inc.	40,600	2,195,064
Tokuyama Corp.	2,900	77,471
Tokyo Century Corp.	3,300	152,380
Tokyo Electric Power Co., Inc. (a)	47,100	218,127
Tokyo Electron Ltd.	9,100	1,843,647
Tokyo Gas Co. Ltd.	22,500	549,248
Tokyo Tatemono Co. Ltd.	10,500	149,389
Tokyu Corp.	30,400	574,974
Tokyu Fudosan Holdings Corp.	35,500	235,468
Toppan Printing Co. Ltd.	17,000	314,421
Toray Industries, Inc.	93,400	660,071
Toshiba Corp.	33,400	1,142,152
Tosoh Corp.	19,300	264,265
Toto Ltd.	9,100	371,515
Toyo Seikan Group Holdings Ltd.	8,200	129,588
Toyo Suisan Kaisha Ltd.	5,300	223,156
Toyo Tire Corp.	5,300	73,926
Toyoda Gosei Co. Ltd.	5,500	128,671
Toyota Industries Corp.	11,800	708,029
Toyota Motor Corp.	149,300	10,358,566
Toyota Tsusho Corp.	12,900	445,031
Trend Micro, Inc.	6,900	348,272
TS tech Co. Ltd.	2,500	80,069
Tsumura & Co.	3,900	107,404
Tsuruha Holdings, Inc.	2,200	247,475
Ube Industries Ltd.	4,100	87,786
Unicharm Corp.	21,800	738,821
United Urban Investment Corp.	166	334,894
USS Co. Ltd.	12,200	236,292
Wacoal Holdings Corp.	2,800	73,616
Welcia Holdings Co. Ltd.	3,000	172,381
West Japan Railway Co.	10,500	912,349
Yahoo! Japan Corp.	65,500	201,656
Yakult Honsha Co. Ltd.	9,500	544,442
Yamada Denki Co. Ltd.	52,800	255,208
Yamaguchi Financial Group, Inc.	16,400	115,067
Yamaha Corp.	9,800	456,379
Yamaha Motor Co. Ltd.	18,000	352,313
Yamato Holdings Co. Ltd.	21,400	358,934
Yamazaki Baking Co. Ltd.	9,900	168,782
Yaskawa Electric Corp.	15,200	578,174
Yokogawa Electric Corp.	15,000	274,844
Yokohama Rubber Co. Ltd.	6,400	142,946
Zenkoku Hosho Co. Ltd.	3,600	150,296
Zensho Holdings Co. Ltd.	5,900	124,789
Zeon Corp.	9,800	111,639
Zozo, Inc.	10,900	253,893

TOTAL JAPAN		235,369,469

Korea (South) - 3.2%
AMOREPACIFIC Corp.	2,078	340,921
AMOREPACIFIC Group, Inc.	2,063	149,134
Ananti, Inc. (a)	1,329	12,946
BGF Retail Co. Ltd.	557	84,719
BS Financial Group, Inc.	11,808	70,124
Bukwang Pharmaceutical Co. Ltd.	2,705	33,746
Celltrion Healthcare Co. Ltd.	3,168	149,157
Celltrion Pharm, Inc. (a)	617	21,089
Celltrion, Inc. (a)	5,747	982,150
CHA Biotech Co. Ltd. (a)	1,750	22,804
Cheil Industries, Inc.	5,762	492,357
Cheil Worldwide, Inc.	4,911	103,861
CJ CheilJedang Corp.	582	113,636
CJ Corp.	601	42,316
CJ O Shopping Co. Ltd.	417	58,793
Com2uS Corp.	469	39,394
Cosmax, Inc.	479	32,703
Daelim Industrial Co.	1,513	117,649
Daewoo Engineering & Construction Co. Ltd. (a)	9,498	35,345
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (a)	1,611	38,751
Daewoong Pharmaceutical Co. Ltd.	283	36,878
Db Insurance Co. Ltd.	3,666	158,194
DGB Financial Group Co. Ltd.	4,145	24,899
Dong Suh Companies, Inc.	2,848	42,588
Doosan Bobcat, Inc.	1,522	40,967
Doosan Co. Ltd.	632	42,015
Doosan Fuel Cell Co. Ltd. (a)	2,114	13,945
Doosan Infracore Co. Ltd. (a)	3,974	19,186
Doosan Solus Co. Ltd. (a)	1,165	17,720
E-Mart Co. Ltd.	822	78,316
Fila Korea Ltd.	2,483	122,210
Genexine Co. Ltd. (a)	474	22,763
Green Cross Holdings Corp.	2,138	37,999
GS Engineering & Construction Corp.	2,859	75,488
GS Holdings Corp.	2,038	86,463
GS Retail Co. Ltd.	1,232	40,267
Hana Financial Group, Inc.	17,952	516,951
HanAll BioPharma Co. Ltd. (a)	1,726	49,039
Hanjin Kal Corp.	2,561	66,307
Hankook Tire Co. Ltd.	3,227	85,618
Hanmi Pharm Co. Ltd.	356	101,450
Hanmi Science Co. Ltd.	1,321	49,215
Hanon Systems	5,820	57,688
Hanssem Co. Ltd.	593	32,126
Hanwha Aerospace Co. Ltd. (a)	2,401	77,552
Hanwha Chemical Corp.	4,157	58,077
Hanwha Corp.	3,545	71,943
Hanwha Life Insurance Co. Ltd.	29,685	56,565
HDC Hyundai Development Co.	1,493	39,485
HLB, Inc. (a)	1,985	284,955
Hotel Shilla Co.	1,468	97,215
HUGEL, Inc. (a)	119	37,115
Hyundai Department Store Co. Ltd.	458	28,921
Hyundai Elevator Co. Ltd.	841	52,963
Hyundai Engineering & Construction Co. Ltd.	6,169	226,404
Hyundai Fire & Marine Insurance Co. Ltd.	2,105	45,417
Hyundai Glovis Co. Ltd.	1,438	185,542
Hyundai Heavy Industries Co. Ltd. (a)	2,769	288,662
Hyundai Merchant Marine Co. Ltd. (a)	13,949	39,274
Hyundai Mipo Dockyard Co. Ltd.	872	32,375
Hyundai Mobis	3,776	767,919
Hyundai Motor Co.	8,210	855,873
Hyundai Robotics Co. Ltd.	463	135,107
Hyundai Rotem Co. Ltd. (a)	2,011	27,666
Hyundai Steel Co.	4,179	113,555
Industrial Bank of Korea	13,044	131,522
ING Life Insurance Korea Ltd. (b)	1,230	29,429
JB Financial Group Co. Ltd.	4,677	21,341
Kakao Corp.	3,506	423,911
Kangwon Land, Inc.	7,514	201,287
KB Financial Group, Inc.	23,076	825,867
KCC Corp.	282	54,458
Kia Motors Corp.	14,802	538,179
Kiwoom Securities Co. Ltd.	283	16,734
Koh Young Technology, Inc.	420	33,771
Kolmar Korea Co. Ltd.	850	34,972
Kolon Industries, Inc.	1,000	40,375
Komipharm International Co. Ltd. (a)	2,142	25,624
Korea Aerospace Industries Ltd.	5,384	174,822
Korea Electric Power Corp. (a)	15,360	333,817
Korea Express Co. Ltd. (a)	391	52,622
Korea Gas Corp.	1,195	40,130
Korea Investment Holdings Co. Ltd.	2,337	135,393
Korea Zinc Co. Ltd.	677	251,354
Korean Air Lines Co. Ltd.	1,779	37,851
Korean Reinsurance Co.	5,715	38,774
KT Corp. sponsored ADR	12,400	139,252
KT&G Corp.	7,308	624,461
Kumho Petro Chemical Co. Ltd.	651	38,939
LG Chemical Ltd.	2,747	721,789
LG Corp.	7,601	450,751
LG Display Co. Ltd. (a)	10,324	120,311
LG Electronics, Inc.	6,749	385,809
LG Household & Health Care Ltd.	537	578,623
LG Innotek Co. Ltd.	641	66,275
LG Telecom Ltd.	11,844	136,122
Lotte Chemical Corp.	732	141,985
Lotte Confectionery Co. Ltd.	1,815	56,608
Lotte Shopping Co. Ltd.	484	51,490
LS Cable Ltd.	1,314	54,456
LS Industrial Systems Ltd.	853	36,262
Mando Corp.	1,275	39,003
Medy-Tox, Inc.	184	51,885
Meritz Fire & Marine Insurance Co. Ltd.	1,490	23,554
Meritz Securities Co. Ltd.	14,440	55,648
Mirae Asset Daewoo Co. Ltd.	16,558	101,163
NAVER Corp.	8,405	1,177,845
NCSOFT Corp.	995	438,712
Netmarble Corp. (a)(b)	2,368	181,906
Nong Shim Co. Ltd.	204	42,184
Oci Co. Ltd.	985	52,941
Orion Corp./Republic of Korea	1,041	94,289
Ottogi Corp.	102	49,244
Paradise Co. Ltd.	2,032	32,382
Pearl Abyss Corp. (a)	308	57,005
Pharmicell Co. Ltd. (a)	2,680	19,740
POSCO	4,682	844,564
POSCO Chemtech Co. Ltd.	955	39,211
Posco International Corp.	1,050	16,374
S-Oil Corp.	2,720	231,724
S.M. Entertainment Co. Ltd. (a)	978	31,004
S1 Corp.	774	61,971
Samsung Biologics Co. Ltd. (a)(b)	965	328,596
Samsung Card Co. Ltd.	1,559	44,694
Samsung Electro-Mechanics Co. Ltd.	3,713	358,517
Samsung Electronics Co. Ltd.	301,330	12,977,153
Samsung Engineering Co. Ltd. (a)	6,799	103,412
Samsung Fire & Marine Insurance Co. Ltd.	1,667	308,390
Samsung Heavy Industries Co. Ltd. (a)	23,330	144,530
Samsung Life Insurance Co. Ltd.	6,239	376,380
Samsung SDI Co. Ltd.	3,059	594,658
Samsung SDS Co. Ltd.	2,473	425,800
Samsung Securities Co. Ltd.	3,682	105,713
Seoul Semiconductor Co. Ltd.	913	10,454
SFA Engineering Corp.	1,016	36,289
Shinhan Financial Group Co. Ltd.	26,524	960,756
Shinsegae Co. Ltd.	269	54,246
SillaJen, Inc. (a)	2,535	41,698
SK C&C Co. Ltd.	2,166	478,438
SK Energy Co. Ltd.	3,845	525,682
SK Hynix, Inc.	32,198	2,256,053
SK Networks Co. Ltd.	7,644	37,949
SK Telecom Co. Ltd.	2,294	466,145
STX Pan Ocean Co. Ltd. (Korea) (a)	13,994	52,554
ViroMed Co. Ltd.	923	76,346
Woongjin Coway Co. Ltd.	3,172	248,818
Woori Financial Group, Inc. (a)	33,580	337,151
Woori Investment & Securities Co. Ltd.	6,493	67,133
Yuhan Corp.	369	70,786

TOTAL KOREA (SOUTH)		40,458,528

Luxembourg - 0.2%
ArcelorMittal SA (Netherlands)	35,866	529,218
Aroundtown SA	38,645	326,100
B&M European Value Retail SA	45,346	217,510
Globant SA (a)	1,213	113,124
Millicom International Cellular SA (depository receipt)	2,871	130,828
Orion Engineered Carbons SA	2,347	38,866
RTL Group SA	1,548	78,659
SES SA (France) (depositary receipt)	21,158	409,889
Spotify Technology SA (a)	3,137	452,669
Subsea 7 SA	12,152	113,642
Tenaris SA	24,355	247,079
Ternium SA sponsored ADR	2,078	41,539

TOTAL LUXEMBOURG		2,699,123

Malaysia - 0.5%
AirAsia Group BHD	56,700	25,887
AMMB Holdings Bhd	82,900	79,075
Axiata Group Bhd	159,884	164,339
British American Tobacco (Malaysia) Bhd	6,200	27,912
Bumiputra-Commerce Holdings Bhd	254,974	319,998
Dialog Group Bhd	183,900	153,022
DiGi.com Bhd	102,800	115,450
Gamuda Bhd	185,900	166,231
Genting Bhd	171,000	237,538
Genting Malaysia Bhd	140,200	107,532
Hap Seng Consolidated Bhd	43,500	103,884
Hartalega Holdings Bhd	66,000	83,028
Hong Leong Bank Bhd	26,700	109,939
Hong Leong Credit Bhd	11,000	45,843
IHH Healthcare Bhd	188,400	256,768
IOI Corp. Bhd	116,500	121,593
Kuala Lumpur Kepong Bhd	33,700	174,730
Malayan Banking Bhd	290,943	598,305
Malaysia Airports Holdings Bhd	68,400	129,460
Maxis Bhd	58,500	75,327
MISC Bhd	70,100	139,625
Nestle (Malaysia) BHD	1,900	65,755
Petronas Chemicals Group Bhd	146,500	261,739
Petronas Dagangan Bhd	17,500	98,616
Petronas Gas Bhd	34,200	136,228
PPB Group Bhd	38,200	165,257
Press Metal Bhd	104,900	119,354
Public Bank Bhd	142,700	692,574
QL Resources Bhd	33,300	57,909
RHB Capital Bhd	63,400	87,213
Sime Darby Bhd	120,500	65,336
Sime Darby Plantation Bhd	177,600	208,273
Tenaga Nasional Bhd	145,300	481,197
Top Glove Corp. Bhd	78,600	81,773

TOTAL MALAYSIA		5,756,710

Malta - 0.0%
Kindred Group PLC (depositary receipt)	10,851	78,621
Mexico - 0.6%
Alfa SA de CV Series A	196,100	170,039
America Movil S.A.B. de CV Series L	1,278,000	1,012,488
Banco Santander Mexico SA	78,665	105,628
CEMEX S.A.B. de CV unit	908,600	341,495
Coca-Cola FEMSA S.A.B. de CV unit	41,700	229,153
Embotelladoras Arca S.A.B. de CV	17,300	96,651
Fibra Uno Administracion SA de CV	180,600	274,329
Fomento Economico Mexicano S.A.B. de CV unit	106,600	945,942
Gruma S.A.B. de CV Series B	10,245	107,502
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	19,100	200,249
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	10,825	177,508
Grupo Aeroportuario Norte S.A.B. de CV	15,800	109,544
Grupo Bimbo S.A.B. de CV Series A	98,100	182,263
Grupo Carso SA de CV Series A1	19,200	64,278
Grupo Elektra SA de CV	3,075	223,483
Grupo Financiero Banorte S.A.B. de CV Series O	156,700	855,327
Grupo Financiero Inbursa S.A.B. de CV Series O	115,500	143,501
Grupo Mexico SA de CV Series B	200,800	528,918
Grupo Televisa SA de CV	135,700	299,667
Industrias Penoles SA de CV	5,115	61,381
Infraestructura Energetica Nova S.A.B. de CV	23,800	105,202
Kimberly-Clark de Mexico SA de CV Series A	94,200	189,952
Mexichem S.A.B. de CV	68,300	147,383
Promotora y Operadora de Infraestructura S.A.B. de CV	9,530	88,154
Wal-Mart de Mexico SA de CV Series V	267,600	803,085

TOTAL MEXICO		7,463,122

Multi-National - 0.0%
HKT Trust/HKT Ltd. unit	197,000	306,465
Netherlands - 3.5%
ABN AMRO Group NV GDR (b)	23,016	428,428
Adyen BV (a)(b)	1,292	906,945
AEGON NV	82,944	359,839
AerCap Holdings NV (a)	6,996	404,928
Airbus Group NV	31,902	4,576,610
Akzo Nobel NV	12,562	1,156,558
Argenx SE (a)	1,907	232,214
ASML Holding NV (Netherlands)	24,048	6,303,332
ASR Nederland NV	7,440	272,252
CNH Industrial NV	55,041	598,403
Euronext NV (b)	3,636	292,990
EXOR NV	5,231	400,922
Ferrari NV	6,962	1,113,849
Fiat Chrysler Automobiles NV (Italy)	62,895	977,005
Heineken Holding NV	6,978	664,631
Heineken NV (Bearer)	13,427	1,369,626
IMCD Group BV	2,693	209,945
ING Groep NV (Certificaten Van Aandelen)	218,036	2,468,930
InterXion Holding NV (a)(d)	4,004	353,233
Koninklijke Ahold Delhaize NV	67,078	1,671,588
Koninklijke DSM NV	10,179	1,206,218
Koninklijke KPN NV	242,224	751,953
Koninklijke Philips Electronics NV	52,188	2,289,702
NN Group NV	16,758	638,644
NXP Semiconductors NV	18,288	2,078,980
Prosus NV (a)	24,098	1,676,087
QIAGEN NV (Germany) (a)	13,678	410,514
Randstad NV	7,207	399,005
RHI Magnesita NV	1,306	58,838
STMicroelectronics NV (Italy)	36,371	825,991
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit	7,837	1,211,885
Unilever NV	95,965	5,667,226
Wolters Kluwer NV	15,434	1,136,438
X5 Retail Group NV GDR (Reg. S)	5,452	182,424
Yandex NV Series A (a)	14,690	490,499

TOTAL NETHERLANDS		43,786,632

New Zealand - 0.2%
Auckland International Airport Ltd.	52,701	314,089
Contact Energy Ltd.	41,112	194,444
Fisher & Paykel Healthcare Corp.	32,679	400,815
Fletcher Building Ltd.	52,347	153,803
Meridian Energy Ltd.	66,381	195,671
Ryman Healthcare Group Ltd.	20,092	166,059
SKYCITY Entertainment Group Ltd.	28,934	72,489
Spark New Zealand Ltd.	102,402	293,757
The a2 Milk Co. Ltd. (a)	41,065	340,936
Xero Ltd. (a)	6,051	287,024
Z Energy Ltd.	31,014	106,501

TOTAL NEW ZEALAND		2,525,588

Norway - 0.5%
Adevinta ASA:
rights 11/12/19 (a)	3,401	520
Class B	7,415	84,663
Aker ASA (A Shares)	984	52,281
Aker Bp ASA	7,186	198,401
Austevoll Seafood ASA	3,673	37,045
Det Norske Oljeselskap ASA (DNO) (A Shares)	26,906	32,491
DNB ASA	51,151	929,447
Entra ASA (b)	8,895	133,094
Equinor ASA	59,321	1,097,253
Gjensidige Forsikring ASA	10,500	196,272
Kongsberg Gruppen ASA	3,372	49,794
Leroy Seafood Group ASA	21,920	146,925
Marine Harvest ASA	23,987	584,797
Norsk Hydro ASA	82,729	292,328
Norwegian Finans Holding ASA (a)	6,255	60,400
Orkla ASA	45,172	433,931
Salmar ASA	3,293	153,439
Schibsted ASA:
(A Shares)	3,401	99,854
(B Shares)	7,484	208,989
SpareBank 1 SR-Bank ASA (primary capital certificate)	8,768	93,437
Sparebanken Midt-Norge	6,542	70,427
Storebrand ASA (A Shares)	33,162	234,395
Telenor ASA	38,177	714,665
TGS Nopec Geophysical Co. ASA	4,729	122,491
Tomra Systems ASA	6,522	175,600
Veidekke ASA	3,824	41,479
Yara International ASA	9,942	386,927

TOTAL NORWAY		6,631,345

Pakistan - 0.0%
Engro Corp. Ltd.	3,630	6,910
Habib Bank Ltd.	5,800	4,771
Lucky Cement Ltd.	15,550	35,151
United Bank Ltd.	9,400	8,313

TOTAL PAKISTAN		55,145

Papua New Guinea - 0.0%
Oil Search Ltd. ADR	75,781	374,001
Philippines - 0.3%
Aboitiz Equity Ventures, Inc.	94,050	103,453
Ayala Corp.	13,110	221,816
Ayala Land, Inc.	293,000	279,806
Bank of the Philippine Islands (BPI)	97,260	185,685
BDO Unibank, Inc.	88,520	269,845
GT Capital Holdings, Inc.	4,752	83,588
International Container Terminal Services, Inc.	56,280	131,479
JG Summit Holdings, Inc.	164,690	247,018
Jollibee Food Corp.	28,920	132,054
Manila Electric Co.	12,460	83,043
Megaworld Corp.	381,000	36,216
Metropolitan Bank & Trust Co.	124,333	165,399
Philippine Long Distance Telephone Co.	5,505	118,383
San Miguel Corp.	15,310	50,360
SM Investments Corp.	27,895	565,110
SM Prime Holdings, Inc.	675,400	518,221
Universal Robina Corp.	55,790	165,628

TOTAL PHILIPPINES		3,357,104

Poland - 0.2%
Alior Bank SA (a)	3,782	26,687
Bank Millennium SA (a)	26,876	43,226
Bank Polska Kasa Opieki SA	7,596	214,322
Bank Zachodni WBK SA	1,563	128,128
BRE Bank SA (a)	1,020	101,929
CD Projekt RED SA	3,376	222,760
Cyfrowy Polsat SA	10,080	73,081
Dino Polska SA (a)(b)	3,006	117,230
Grupa Lotos SA	4,772	119,155
Jastrzebska Spolka Weglowa SA	1,305	6,613
KGHM Polska Miedz SA (Bearer) (a)	6,539	143,149
LPP SA	102	217,714
NG2 SA	1,305	38,119
Polish Oil & Gas Co. SA	66,358	81,700
Polska Grupa Energetyczna SA (a)	38,002	81,462
Polski Koncern Naftowy Orlen SA	16,842	460,211
Powszechna Kasa Oszczednosci Bank SA	49,518	494,059
Powszechny Zaklad Ubezpieczen SA	34,676	335,356
Telekomunikacja Polska SA (a)	29,323	47,968

TOTAL POLAND		2,952,869

Portugal - 0.1%
Banco Comercial Portugues SA (Reg.)	472,125	106,892
Energias de Portugal SA	131,780	542,335
Galp Energia SGPS SA Class B	27,094	433,363
Jeronimo Martins SGPS SA	12,904	216,525
NOS SGPS SA	11,053	65,643
Portucel Industrial Empresa Produtora de Celulosa SA	9,818	35,390
REN - Redes Energeticas Nacionais SGPS SA	16,608	49,271

TOTAL PORTUGAL		1,449,419

Qatar - 0.2%
Barwa Real Estate Co. (a)	154,186	144,827
Industries Qatar QSC (a)	122,214	352,779
Masraf al Rayan (a)	187,331	192,939
Qatar Electricity & Water Co. (a)	22,990	99,764
Qatar Islamic Bank (a)	67,210	280,949
Qatar National Bank SAQ (a)	249,887	1,317,723
Qatar Telecom (Qtel) Q.S.C. (a)	58,500	117,289
The Commercial Bank of Qatar (a)	101,432	119,791

TOTAL QATAR		2,626,061

Russia - 0.9%
Alrosa Co. Ltd.	163,400	189,870
Gazprom OAO	674,830	2,737,554
Lukoil PJSC	21,016	1,941,517
Magnit OJSC	4,641	233,923
MMC Norilsk Nickel PJSC	3,392	946,253
NOVATEK OAO	47,863	1,015,146
Novolipetsk Steel OJSC	14,810	28,880
Novolipetsk Steel OJSC GDR (Reg. S)	2,679	52,401
Sberbank of Russia	576,340	2,112,235
Severstal PAO	8,620	118,594
Surgutneftegas OJSC	302,000	202,519
Tatneft PAO	84,640	987,604
VTB Bank OJSC	338,970,000	227,786

TOTAL RUSSIA		10,794,282

Singapore - 1.0%
Ascendas Real Estate Investment Trust	153,300	357,044
CapitaCommercial Trust (REIT)	136,800	206,019
CapitaLand Ltd.	126,800	335,161
CapitaMall Trust	167,100	311,783
City Developments Ltd.	39,900	315,976
ComfortDelgro Corp. Ltd.	137,800	232,700
DBS Group Holdings Ltd.	101,000	1,925,149
Flextronics International Ltd. (a)	28,929	339,916
Genting Singapore Ltd.	362,700	250,232
Jardine Cycle & Carriage Ltd.	5,200	125,019
Keppel Corp. Ltd.	77,000	387,725
Mapletree Commercial Trust	90,400	154,736
Mapletree Commercial Trust rights 11/7/19 (a)	6,418	425
Mapletree Greater China Commercial Trust	151,900	142,796
Mapletree Industrial (REIT)	71,517	133,963
Mapletree Logistics Trust (REIT)	115,849	142,993
Oversea-Chinese Banking Corp. Ltd.	233,638	1,878,265
Singapore Airlines Ltd.	28,200	194,912
Singapore Airport Terminal Service Ltd.	39,100	145,001
Singapore Exchange Ltd.	50,700	332,873
Singapore Press Holdings Ltd.	67,800	110,337
Singapore Technologies Engineering Ltd.	97,600	285,904
Singapore Telecommunications Ltd.	424,500	1,027,951
Suntec (REIT)	117,000	159,835
United Overseas Bank Ltd.	79,600	1,567,121
UOL Group Ltd.	22,800	130,550
Venture Corp. Ltd.	18,300	212,273
Wilmar International Ltd.	201,600	554,295
Yangzijiang Shipbuilding Holdings Ltd.	95,400	66,788

TOTAL SINGAPORE		12,027,742

South Africa - 1.1%
Anglo American Platinum Ltd.	3,469	258,888
AngloGold Ashanti Ltd.	21,946	485,408
Aspen Pharmacare Holdings Ltd.	18,175	126,896
AVI Ltd.	15,474	88,704
Barclays Africa Group Ltd.	43,216	442,956
Barloworld Ltd.	10,078	80,448
Bidcorp Ltd.	19,750	460,744
Bidvest Group Ltd.	24,268	330,940
Capitec Bank Holdings Ltd.	3,920	356,182
Clicks Group Ltd.	15,092	245,479
Discovery Ltd.	29,429	234,217
Exxaro Resources Ltd.	10,795	88,093
FirstRand Ltd.	196,826	850,583
Foschini Ltd.	11,606	133,645
Gold Fields Ltd.	44,402	275,753
Growthpoint Properties Ltd.	226,254	331,060
Impala Platinum Holdings Ltd. (a)	40,735	279,960
Investec Ltd.	13,602	77,343
Life Healthcare Group Holdings Ltd.	85,589	135,148
Mr Price Group Ltd.	15,804	167,134
MTN Group Ltd.	90,616	561,249
MultiChoice Group Ltd. (a)	25,613	213,627
Naspers Ltd. Class N	24,507	3,467,952
Nedbank Group Ltd.	19,426	294,633
Netcare Ltd.	76,603	86,740
Oceana Group Ltd.	1,996	8,849
Old Mutual Ltd.	261,075	342,918
PSG Group Ltd.	9,877	154,360
Rand Merchant Insurance Holdings Ltd.	41,470	81,949
Redefine Properties Ltd.	265,690	132,577
Remgro Ltd.	27,273	312,736
RMB Holdings Ltd.	33,916	178,373
Sanlam Ltd.	104,123	548,299
Sappi Ltd.	29,999	77,030
Sasol Ltd.	31,110	563,983
Shoprite Holdings Ltd.	30,151	270,193
Spar Group Ltd.	13,182	177,118
Standard Bank Group Ltd.	72,917	837,094
Tiger Brands Ltd.	7,717	109,602
Truworths International Ltd.	19,914	70,599
Vodacom Group Ltd.	33,211	289,790
Woolworths Holdings Ltd.	57,067	217,119

TOTAL SOUTH AFRICA		14,446,371

Spain - 1.9%
ACS Actividades de Construccion y Servicios SA	15,341	622,510
Aena Sme SA (b)	4,177	766,341
Amadeus IT Holding SA Class A	24,398	1,805,184
Banco Bilbao Vizcaya Argentaria SA	370,243	1,950,008
Banco de Sabadell SA	321,105	352,327
Banco Santander SA (Spain)	913,926	3,663,370
Bankia SA	58,577	111,585
Bankinter SA	41,387	286,185
CaixaBank SA	200,182	574,042
Cellnex Telecom SA (b)	8,990	387,626
Cellnex Telecom SA (a)	2,610	112,537
Enagas SA	12,781	316,311
Endesa SA	17,688	481,349
Ferrovial SA	26,620	785,579
Gas Natural SDG SA	20,147	548,491
Grifols SA	12,019	387,130
Grifols SA ADR	22,421	491,244
Iberdrola SA	336,469	3,458,564
Inditex SA	59,793	1,863,905
International Consolidated Airlines Group SA	7,669	52,671
International Consolidated Airlines Group SA CDI	18,414	126,705
Merlin Properties Socimi SA	19,775	291,127
Red Electrica Corporacion SA	23,988	482,100
Repsol SA	74,012	1,219,697
Siemens Gamesa Renewable Energy SA	12,433	170,905
Telefonica SA	257,577	1,978,007

TOTAL SPAIN		23,285,500

Sweden - 1.9%
AarhusKarlshamn AB	10,405	184,378
Alfa Laval AB	16,866	389,698
ASSA ABLOY AB (B Shares)	54,538	1,295,189
Atlas Copco AB:
(A Shares)	37,348	1,319,366
(B Shares)	20,503	635,112
Axfood AB	6,080	130,847
Billerud AB	13,181	158,215
Boliden AB	14,199	381,823
Castellum AB	15,253	311,594
Dometic Group AB (b)	13,372	123,892
Electrolux AB (B Shares)	14,629	384,069
Elekta AB (B Shares)	20,812	289,903
Epiroc AB:
Class A	33,664	378,627
Class B	24,200	263,161
Ericsson (B Shares)	155,922	1,362,570
Essity AB Class B	33,509	1,045,627
Fabege AB	15,156	226,029
Fastighets AB Balder (a)	5,440	210,711
Getinge AB (B Shares)	13,210	225,327
H&M Hennes & Mauritz AB (B Shares)	45,107	942,483
Hexagon AB (B Shares)	14,755	753,207
HEXPOL AB (B Shares)	12,725	113,337
Holmen AB (B Shares)	7,034	207,326
Hufvudstaden AB Series A	7,440	124,440
Husqvarna AB (B Shares)	19,609	149,996
ICA Gruppen AB	4,481	198,161
Industrivarden AB:
(A Shares)	1,704	37,660
(C Shares)	16,899	365,608
Indutrade AB	5,454	167,873
Intrum Justitia AB	3,247	87,432
Investor AB (B Shares)	24,928	1,276,644
Kinnevik AB (B Shares)	14,373	392,829
Latour Investment AB Class B	6,380	86,228
Lifco AB	2,377	118,460
Loomis AB (B Shares)	3,340	129,024
Lundin Petroleum AB	10,102	333,535
Modern Times Group MTG AB (B Shares) (a)	2,946	27,313
Nibe Industrier AB (B Shares)	21,083	288,219
Nordic Entertainment Group AB Class B	2,946	83,599
Saab AB (B Shares)	3,933	121,260
Sandvik AB	62,774	1,107,486
Securitas AB (B Shares)	18,300	292,627
Skandinaviska Enskilda Banken AB (A Shares)	91,261	874,454
Skanska AB (B Shares)	22,485	478,543
SKF AB (B Shares)	22,333	403,723
SSAB Svenskt Stal AB (B Shares)	31,468	79,064
Svenska Cellulosa AB (SCA) (B Shares)	33,269	338,902
Svenska Handelsbanken AB (A Shares)	84,948	852,522
Swedbank AB (A Shares)	53,811	752,631
Swedish Match Co. AB	9,990	468,891
Swedish Orphan Biovitrum AB (a)	9,920	157,085
Tele2 AB (B Shares)	26,186	374,388
Telia Co. AB	156,582	688,392
Thule Group AB (b)	6,027	122,529
Trelleborg AB (B Shares)	15,555	251,230
Volvo AB (B Shares)	89,697	1,341,409
Wallenstam AB (B Shares)	10,011	109,589
Wihlborgs Fastigheter AB	10,121	152,931

TOTAL SWEDEN		24,167,168

Switzerland - 6.0%
ABB Ltd. (Reg.)	107,111	2,249,330
Adecco SA (Reg.)	9,629	570,810
Alcon, Inc. (Switzerland) (a)	28,906	1,707,110
Baloise Holdings AG	2,868	529,701
Coca-Cola HBC AG	11,112	338,257
Compagnie Financiere Richemont SA Series A	29,532	2,320,659
Credit Suisse Group AG	134,827	1,668,872
Geberit AG (Reg.)	2,039	1,034,692
Givaudan SA	445	1,306,807
Julius Baer Group Ltd.	12,450	551,331
Kuehne & Nagel International AG	2,761	445,986
Lafargeholcim Ltd. (Reg.)	26,875	1,386,113
Lindt & Spruengli AG	6	491,434
Lindt & Spruengli AG (participation certificate)	66	490,400
Lonza Group AG	4,131	1,486,574
Nestle SA (Reg. S)	171,216	18,316,898
Novartis AG	143,036	12,497,810
Partners Group Holding AG	1,045	814,814
Roche Holding AG:
(Bearer)	1,786	531,908
(participation certificate)	39,102	11,767,981
Schindler Holding AG (participation certificate)	2,176	532,034
SGS SA (Reg.)	280	728,880
Sika AG	7,184	1,234,352
Sonova Holding AG Class B	2,859	654,976
Straumann Holding AG	602	536,888
Swatch Group AG (Bearer)	1,884	521,371
Swiss Life Holding AG	1,925	962,402
Swiss Prime Site AG	4,259	438,636
Swiss Re Ltd.	17,157	1,796,572
Swisscom AG	1,498	765,324
Temenos Group AG	3,406	485,955
UBS Group AG	217,073	2,561,307
Zurich Insurance Group Ltd.	8,374	3,272,354

TOTAL SWITZERLAND		74,998,538

Taiwan - 2.9%
Accton Technology Corp.	25,000	148,780
Acer, Inc.	144,000	84,045
Advantech Co. Ltd.	18,000	177,946
ASE Technology Holding Co. Ltd.	186,000	481,655
Asia Cement Corp.	115,000	162,330
ASUSTeK Computer, Inc.	41,000	277,608
AU Optronics Corp.	418,000	106,372
Catcher Technology Co. Ltd.	40,000	338,383
Cathay Financial Holding Co. Ltd.	457,000	603,879
Cathay Financial Holding Co. Ltd. rights 11/25/19 (a)	15,716	2,731
Chang Hwa Commercial Bank	497,514	387,434
Cheng Shin Rubber Industry Co. Ltd.	151,000	236,912
Chicony Electronics Co. Ltd.	25,000	77,628
China Airlines Ltd.	94,000	27,924
China Development Finance Holding Corp.	1,089,000	339,219
China Life Insurance Co. Ltd. (a)	136,342	112,210
China Petrochemical Development Corp.	132,300	44,031
China Steel Corp.	669,000	514,396
China Synthetic Rubber Corp.	34,643	37,201
Chinatrust Financial Holding Co. Ltd.	1,062,000	738,225
Chipbond Technology Corp.	32,000	63,375
Chroma ATE, Inc.	19,000	95,006
Chunghwa Telecom Co. Ltd.	226,000	829,956
Compal Electronics, Inc.	281,000	167,690
CTCI Corp.	18,000	24,139
Delta Electronics, Inc.	109,000	478,917
E Ink Holdings, Inc.	28,000	27,497
E.SUN Financial Holdings Co. Ltd.	645,337	582,957
ECLAT Textile Co. Ltd.	10,000	134,271
Elan Microelectronics Corp.	13,000	40,196
Elite Material Co. Ltd.	15,000	62,709
EPISTAR Corp.	57,000	55,322
EVA Airways Corp.	113,619	53,088
Evergreen Marine Corp. (Taiwan) (a)	73,723	30,216
Far Eastern Textile Ltd.	210,000	203,817
Far EasTone Telecommunications Co. Ltd.	130,000	311,168
Feng Tay Enterprise Co. Ltd.	27,900	188,452
First Financial Holding Co. Ltd.	572,864	419,815
Formosa Chemicals & Fibre Corp.	223,000	647,839
Formosa Petrochemical Corp.	97,000	308,194
Formosa Plastics Corp.	241,000	772,831
Formosa Taffeta Co. Ltd.	43,000	48,854
Foxconn Technology Co. Ltd.	43,000	91,927
Fubon Financial Holding Co. Ltd.	393,000	574,075
Giant Manufacturing Co. Ltd.	21,000	155,617
GlobalWafers Co. Ltd.	10,000	119,680
Great Wall Enterprise Co. Ltd.	36,214	44,766
Highwealth Construction Corp.	42,000	64,381
HIWIN Technologies Corp.	11,330	97,147
Hon Hai Precision Industry Co. Ltd. (Foxconn)	706,800	1,867,928
Hota Industrial Manufacturing Co. Ltd.	11,000	40,757
Hotai Motor Co. Ltd.	22,000	388,091
HTC Corp.	36,000	43,439
Hua Nan Financial Holdings Co. Ltd.	523,757	376,099
Innolux Corp.	691,000	153,389
Inventec Corp.	137,000	99,275
King Yuan Electronics Co. Ltd.	42,000	52,676
Largan Precision Co. Ltd.	6,000	879,402
Lien Hwa Industrial Corp.	60,795	69,072
Lite-On Technology Corp.	121,000	199,167
Macronix International Co. Ltd.	88,340	90,084
Makalot Industrial Co. Ltd.	9,450	52,676
MediaTek, Inc.	89,000	1,190,635
Mega Financial Holding Co. Ltd.	595,000	583,333
Merida Industry Co. Ltd.	10,000	57,709
Merry Electronics Co. Ltd.	10,064	49,168
Micro-Star International Co. Ltd.	63,000	185,914
Nan Ya Plastics Corp.	304,000	717,686
Nanya Technology Corp.	65,000	149,190
Nien Made Enterprise Co. Ltd.	6,000	54,397
Novatek Microelectronics Corp.	35,000	224,933
OBI Pharma, Inc. (a)	7,454	32,629
Pegatron Corp.	117,000	227,494
PharmaEssentia Corp. (a)	10,000	37,543
Phison Electronics Corp.	7,000	63,693
Pou Chen Corp.	144,000	192,406
Powertech Technology, Inc.	38,000	119,614
President Chain Store Corp.	33,000	328,940
Qisda Corp.	52,000	38,960
Quanta Computer, Inc.	159,000	304,987
Radiant Opto-Electronics Corp.	33,000	130,927
Realtek Semiconductor Corp.	25,000	185,668
Ruentex Development Co. Ltd.	34,800	53,059
Ruentex Industries Ltd.	17,600	42,243
Shin Kong Financial Holding Co. Ltd.	742,002	234,050
Simplo Technology Co. Ltd.	6,000	55,282
Sino-American Silicon Products, Inc.	25,000	75,251
Sinopac Holdings Co.	549,180	225,089
St.Shine Optical Co. Ltd.	1,000	15,624
Synnex Technology International Corp.	64,000	76,280
Ta Chen Stainless Pipe Co. Ltd.	36,000	38,835
TaiMed Biologics, Inc. (a)	8,000	35,019
Taishin Financial Holdings Co. Ltd.	525,045	243,602
Taiwan Business Bank	209,832	88,410
Taiwan Cement Corp.	279,671	370,932
Taiwan Cooperative Financial Holding Co. Ltd.	527,766	362,538
Taiwan Fertilizer Co. Ltd.	37,000	58,840
Taiwan High Speed Rail Corp.	112,000	132,389
Taiwan Mobile Co. Ltd.	87,000	323,775
Taiwan Semiconductor Manufacturing Co. Ltd.	1,049,000	10,260,613
Tatung Co. Ltd. (a)	77,000	46,203
TCI Co. Ltd.	3,446	38,021
TECO Electric & Machinery Co. Ltd.	90,000	79,825
Tripod Technology Corp.	23,000	88,989
Unified-President Enterprises Corp.	273,000	673,146
Unimicron Technology Corp.	61,000	94,306
United Microelectronics Corp.	666,000	306,128
Vanguard International Semiconductor Corp.	33,000	70,549
Walsin Lihwa Corp.	119,000	58,138
Walsin Technology Corp.	12,000	72,201
Win Semiconductors Corp.	23,000	239,819
Winbond Electronics Corp.	211,000	118,652
Wistron Corp.	133,000	121,888
WPG Holding Co. Ltd.	60,040	75,990
Yageo Corp.	13,000	133,845
Yuanta Financial Holding Co. Ltd.	652,000	407,259

TOTAL TAIWAN		36,097,482

Thailand - 0.6%
Advanced Info Service PCL (For. Reg.)	50,500	383,158
Advanced Information Service PCL NVDR	7,400	56,146
Airports of Thailand PCL (For. Reg.)	234,700	608,201
B. Grimm Power PCL	37,300	59,310
B. Grimm Power PCL	38,600	61,377
Bangkok Bank PCL	21,700	125,031
Bangkok Chain Hospital PCL	26,200	14,582
Bangkok Dusit Medical Services PCL (For. Reg.)	196,900	156,553
Bangkok Expressway and Metro PCL	413,900	148,068
Banpu PCL (For. Reg.)	90,200	34,663
Berli Jucker PCL (For. Reg)	65,200	105,298
BTS Group Holdings PCL (For. Reg.)	275,100	121,616
Bumrungrad Hospital PCL (For. Reg.)	13,700	54,688
C.P. ALL PCL (For. Reg.)	234,100	605,189
Central Pattana PCL (For. Reg.)	70,600	149,690
Central Plaza Hotel PCL	15,900	14,497
Charoen Pokphand Foods PCL (For. Reg.)	174,300	145,834
Delta Electronics PCL (For. Reg.)	22,100	32,206
Electricity Generating PCL (For. Reg.)	10,400	119,543
Energy Absolute PCL	77,800	105,659
Global Power Synergy Public Co. Ltd.	23,294	63,469
Gulf Energy Development PCL	67,600	363,167
Hana Microelectronics PCL (For. Reg.)	36,500	30,837
Home Product Center PCL (For. Reg.)	147,900	84,243
Indorama Ventures PCL (For. Reg.)	118,100	109,598
Intouch Holdings PCL	33,100	72,362
Intouch Holdings PCL (For. Reg.)	80,200	175,330
IRPC PCL (For. Reg.)	395,100	44,497
Kasikornbank PCL	28,100	129,322
Kasikornbank PCL (For. Reg.)	41,400	191,217
Kiatnakin Bank PCL (For. Reg.)	18,800	40,777
Krung Thai Bank PCL (For. Reg.)	234,700	129,050
Krungthai Card PCL (For. Reg.)	53,500	73,568
Land & House PCL (For. Reg.)	139,900	44,956
Minor International PCL:
warrants 9/30/21 (a)	4,695	471
(For. Reg.)	132,800	158,371
Muangthai Leasing PCL	35,600	73,149
Osotspa PCL	37,600	52,919
PTT Exploration and Production PCL (For. Reg.)	69,500	277,316
PTT Global Chemical PCL (For. Reg.)	91,400	154,416
PTT PCL:
(For. Reg.)	426,500	639,216
NVDR	54,200	81,232
Ratchaburi Electric Generating Holding PCL (For. Reg.)	24,900	60,665
Robinsons Department Store PCL (For. Reg.)	27,100	58,576
Siam Cement PCL	8,600	104,598
Siam Cement PCL (For. Reg.)	13,300	161,763
Siam Commercial Bank PCL (For. Reg.)	91,700	339,925
Siam Global House PCL	78,470	39,518
Srisawad Corp. PCL	51,900	110,439
Thai Beverage PCL	576,900	387,324
Thai Oil PCL (For. Reg.)	37,800	85,758
Thai Union Frozen Products PCL (For. Reg.)	90,100	43,576
Thanachart Capital PCL (For. Reg.)	29,400	51,407
TISCO Financial Group PCL	16,500	53,275
TMB Bank PCL:
(For. Reg.)	859,100	40,958
rights (a)	594,725	788
Total Access Communication PCL (For. Reg.)	49,000	100,594
True Corp. PCL (For. Reg.)	705,700	116,911
VGI Global Media PCL	159,100	51,396
WHA Corp. PCL	458,600	71,107

TOTAL THAILAND		7,969,370

Turkey - 0.2%
Akbank TAS (a)	184,820	223,378
Anadolu Efes Biracilik Ve Malt Sanayii A/S	8,285	27,867
Arcelik A/S (a)	7,498	23,239
Aselsan A/S	16,450	52,798
Bim Birlesik Magazalar A/S JSC	25,846	213,920
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	173,683	36,758
Enka Insaat ve Sanayi A/S	60,958	61,520
Eregli Demir ve Celik Fabrikalari T.A.S.	63,384	72,505
Ford Otomotiv Sanayi A/S	1,714	19,337
Haci Omer Sabanci Holding A/S	90,353	130,696
Koc Holding A/S	102,819	336,840
Petkim Petrokimya Holding A/S	33,804	20,339
Soda Sanayii AS	25,979	24,901
TAV Havalimanlari Holding A/S	11,244	51,291
Tekfen Holding A/S	6,725	19,938
Tupras Turkiye Petrol Rafinerileri A/S	5,762	125,474
Turk Hava Yollari AO (a)	29,489	60,038
Turk Sise ve Cam Fabrikalari A/S	12,756	9,705
Turkcell Iletisim Hizmet A/S	65,044	143,006
Turkiye Garanti Bankasi A/S (a)	148,615	239,146
Turkiye Halk Bankasi A/S (a)	26,013	23,842
Turkiye Is Bankasi A/S Series C (a)	93,868	95,227
Turkiye Vakiflar Bankasi TAO (a)	47,663	36,181
Ulker Biskuvi Sanayi A/S	11,675	37,554
Yapi ve Kredi Bankasi A/S (a)	9,658	3,852

TOTAL TURKEY		2,089,352

United Arab Emirates - 0.1%
Abu Dhabi Commercial Bank PJSC	111,582	236,972
DP World Ltd.	10,218	135,797
Dubai Islamic Bank Pakistan Ltd. (a)	98,783	142,281
Emaar Properties PJSC	203,920	237,081
Emirates Telecommunications Corp.	87,207	393,206
National Bank of Abu Dhabi PJSC	152,433	631,688

TOTAL UNITED ARAB EMIRATES		1,777,025

United Kingdom - 10.4%
3i Group PLC	53,640	783,763
Admiral Group PLC	13,687	358,490
Amarin Corp. PLC ADR (a)(d)	16,795	275,774
Anglo American PLC (United Kingdom)	78,097	2,004,645
Antofagasta PLC	20,907	234,854
Ashtead Group PLC	28,821	876,585
Associated British Foods PLC	19,110	551,027
AstraZeneca PLC (United Kingdom)	70,898	6,913,779
Atlassian Corp. PLC (a)	6,284	759,044
Auto Trader Group PLC (b)	53,956	393,139
Aviva PLC	223,175	1,202,923
Babcock International Group PLC	28,593	205,190
BAE Systems PLC	176,510	1,318,480
Barclays PLC	879,908	1,908,585
Barratt Developments PLC	56,165	459,219
Beazley PLC	31,214	237,140
Bellway PLC	7,362	301,349
Berkeley Group Holdings PLC	7,992	455,611
BHP Billiton PLC	119,157	2,527,384
BP PLC	1,117,151	7,084,262
British American Tobacco PLC (United Kingdom)	128,269	4,486,321
British Land Co. PLC	57,953	465,950
BT Group PLC	494,918	1,312,315
Bunzl PLC	17,926	466,267
Burberry Group PLC	23,353	618,316
Carnival PLC	11,158	446,507
Centrica PLC	336,424	316,207
Cobham PLC	127,226	260,058
Coca-Cola European Partners PLC	12,876	688,995
Compass Group PLC	89,503	2,382,936
Croda International PLC	7,248	452,160
Derwent London PLC	6,381	293,430
Diageo PLC	135,498	5,546,066
Direct Line Insurance Group PLC	78,887	278,049
DS Smith PLC	80,502	372,899
easyJet PLC	15,927	255,412
Evraz PLC	15,183	72,218
G4S PLC (United Kingdom)	94,937	254,316
GlaxoSmithKline PLC	277,364	6,353,006
GW Pharmaceuticals PLC ADR (a)(d)	1,481	198,187
Halma PLC	21,796	528,954
Hammerson PLC	48,746	183,115
Hargreaves Lansdown PLC	14,730	338,107
HomeServe PLC	16,565	248,692
Howden Joinery Group PLC	34,352	256,931
HSBC Holdings PLC (United Kingdom)	1,138,882	8,604,381
IMI PLC	17,415	226,262
Imperial Brands PLC	53,085	1,163,756
Informa PLC	72,121	724,020
InterContinental Hotel Group PLC	10,356	626,691
Intermediate Capital Group PLC	16,734	322,111
International Game Technology PLC	4,213	55,780
Intertek Group PLC	8,656	600,096
Investec PLC	41,148	233,245
ITV PLC	207,607	359,685
J Sainsbury PLC	99,544	262,402
John Wood Group PLC	41,189	180,497
Johnson Matthey PLC	11,580	460,505
Just Eat Holding Ltd. (a)	33,713	320,975
Kingfisher PLC	131,661	353,195
Land Securities Group PLC	43,031	523,958
Legal & General Group PLC	333,035	1,137,594
Lloyds Banking Group PLC	4,003,677	2,945,136
London Stock Exchange Group PLC	17,628	1,588,615
M&G PLC (a)	141,923	393,050
Marks & Spencer Group PLC	89,041	209,762
Meggitt PLC	45,232	365,844
Melrose Industries PLC	268,789	741,963
Micro Focus International PLC	19,345	265,514
Mondi PLC	21,126	437,165
National Grid PLC	205,854	2,403,343
Next PLC	7,568	645,247
Ocado Group PLC (a)	31,740	546,410
Pearson PLC	44,462	392,670
Pennon Group PLC	20,571	239,340
Persimmon PLC	17,547	517,551
Phoenix Group Holdings PLC	28,906	263,676
Prudential PLC	144,944	2,531,713
Reckitt Benckiser Group PLC	41,218	3,189,516
RELX PLC (London Stock Exchange)	115,317	2,775,404
Rentokil Initial PLC	104,972	618,009
Rightmove PLC	48,280	374,361
Rio Tinto PLC	63,150	3,287,704
Rolls-Royce Holdings PLC	107,267	987,044
Rolls-Royce Holdings PLC (a)	4,633,488	6,002
Royal Bank of Scotland Group PLC	257,843	712,740
Royal Dutch Shell PLC:
Class A (United Kingdom)	257,446	7,462,870
Class B (United Kingdom)	203,698	5,866,458
RSA Insurance Group PLC	57,862	391,454
Sage Group PLC	59,902	558,522
Schroders PLC	7,283	291,983
Scottish & Southern Energy PLC	58,227	968,668
Segro PLC	55,430	606,146
Severn Trent PLC	13,673	399,390
Smith & Nephew PLC	48,792	1,047,389
Smiths Group PLC	21,156	442,170
Spectris PLC	7,727	239,419
Spirax-Sarco Engineering PLC	4,090	419,865
SSP Group PLC	27,234	224,718
St. James's Place Capital PLC	30,903	416,714
Standard Chartered PLC (United Kingdom)	154,048	1,398,818
Standard Life PLC	140,452	552,171
Tate & Lyle PLC	23,639	206,078
Taylor Wimpey PLC	191,916	411,430
Tesco PLC	534,400	1,631,285
The Weir Group PLC	15,842	276,314
Travis Perkins PLC	12,458	231,250
Tullow Oil PLC	80,785	215,464
Unilever PLC	66,384	3,974,912
United Utilities Group PLC	39,276	442,724
Vodafone Group PLC	1,499,540	3,060,144
Whitbread PLC	10,085	530,513
WM Morrison Supermarkets PLC	149,229	384,385

TOTAL UNITED KINGDOM		131,170,843

United States of America - 0.1%
KLA-Tencor Corp.	428	72,349
Kolon TissueGene, Inc. unit (a)(c)	911	6,235
Stratasys Ltd. (a)	2,259	46,716
Yum China Holdings, Inc.	21,742	924,035

TOTAL UNITED STATES OF AMERICA		1,049,335

TOTAL COMMON STOCKS
(Cost $1,179,123,169)		1,223,803,860

Nonconvertible Preferred Stocks - 1.3%
Brazil - 0.7%
Azul SA (a)	17,000	222,626
Banco Bradesco SA (PN)	227,260	1,992,952
Bradespar SA (PN)	11,400	90,990
Braskem SA (PN-A) (a)	9,100	62,853
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B) (a)	10,400	106,295
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)	8,600	177,961
Companhia Energetica de Minas Gerais (CEMIG) (PN)	46,800	159,287
Gerdau SA	50,400	168,775
Itau Unibanco Holding SA	269,050	2,430,540
Itausa-Investimentos Itau SA (PN)	260,800	891,552
Lojas Americanas SA (PN)	36,600	182,430
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	255,700	1,937,595
Telefonica Brasil SA	25,200	333,528

TOTAL BRAZIL		8,757,384

Chile - 0.0%
Sociedad Quimica y Minera de Chile SA (PN-B) (a)	7,590	201,622
Colombia - 0.0%
Bancolombia SA (PN)	32,459	423,696
Grupo Aval Acciones y Valores SA	174,545	71,522

TOTAL COLOMBIA		495,218

Germany - 0.3%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	2,079	128,109
Henkel AG & Co. KGaA	10,456	1,086,626
Porsche Automobil Holding SE (Germany)	8,251	607,526
Sartorius AG (non-vtg.)	1,916	372,251
Volkswagen AG	10,180	1,938,086

TOTAL GERMANY		4,132,598

Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)	420,623	243,380
Korea (South) - 0.2%
Hyundai Motor Co.	207	12,912
Hyundai Motor Co. Series 2	3,596	243,668
LG Chemical Ltd.	307	45,120
Samsung Electronics Co. Ltd.	50,591	1,774,569

TOTAL KOREA (SOUTH)		2,076,269

Russia - 0.1%
AK Transneft OAO	94	244,080
Sberbank of Russia	87,100	288,715
Surgutneftegas OJSC	689,800	405,861

TOTAL RUSSIA		938,656

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $15,707,695)		16,845,127
	Principal Amount	Value

Government Obligations - 0.2%
United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 1.7% to 1.82% 12/19/19 to 3/19/20 (Cost $1,990,767)(e)	2,000,000	1,992,270
	Shares	Value

Money Market Funds - 3.0%
Fidelity Cash Central Fund 1.83% (f)	34,999,493	35,006,493
Fidelity Securities Lending Cash Central Fund 1.84% (f)(g)	2,567,204	2,567,460
TOTAL MONEY MARKET FUNDS
(Cost $37,573,764)		37,573,953
TOTAL INVESTMENT IN SECURITIES - 101.6%
(Cost $1,234,395,395)		1,280,215,210
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(19,712,688)
NET ASSETS - 100%		$1,260,502,522

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	137	Dec. 2019	$13,406,820	$527,684	$527,684
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	99	Dec. 2019	5,154,930	199,302	199,302
TME S&P/TSX 60 Index Contracts (Canada)	8	Dec. 2019	1,196,447	9,250	9,250
TOTAL FUTURES CONTRACTS					$736,236

The notional amount of futures purchased as a percentage of Net Assets is 1.6%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,833,966 or 0.9% of net assets.

 (c) Level 3 security

 (d) Security or a portion of the security is on loan at period end.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $791,370.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,156,954
Fidelity Securities Lending Cash Central Fund	27,139
Total	$1,184,093

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$79,124,001	$26,975,926	$52,148,075	$--
Consumer Discretionary	142,543,104	66,093,486	76,449,618	--
Consumer Staples	120,271,906	46,419,969	73,851,937	--
Energy	78,820,665	27,447,375	51,373,290	--
Financials	260,940,252	109,824,533	151,115,719	--
Health Care	108,732,647	18,060,748	90,665,664	6,235
Industrials	161,437,330	71,427,562	90,009,768	--
Information Technology	113,540,358	48,933,441	64,606,917	--
Materials	88,358,177	44,148,572	44,209,605	--
Real Estate	45,625,117	12,941,462	32,683,655	--
Utilities	41,255,430	18,803,871	22,451,559	--
Government Obligations	1,992,270	--	1,992,270	--
Money Market Funds	37,573,953	37,573,953	--	--
Total Investments in Securities:	$1,280,215,210	$528,650,898	$751,558,077	$6,235
Derivative Instruments:
Assets
Futures Contracts	$736,236	$736,236	$--	$--
Total Assets	$736,236	$736,236	$--	$--
Total Derivative Instruments:	$736,236	$736,236	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$736,236	$0
Total Equity Risk	736,236	0
Total Value of Derivatives	$736,236	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity ZERO℠ International Index Fund

Financial Statements

Statement of Assets and Liabilities

		October 31, 2019
Assets
Investment in securities, at value (including securities loaned of $2,490,596) — See accompanying schedule: Unaffiliated issuers (cost $1,196,821,631)	$1,242,641,257
Fidelity Central Funds (cost $37,573,764)	37,573,953
Total Investment in Securities (cost $1,234,395,395)		$1,280,215,210
Cash		46,822
Foreign currency held at value (cost $3,427,991)		3,428,266
Receivable for investments sold		203,852
Receivable for fund shares sold		4,765,378
Dividends receivable		3,388,163
Distributions receivable from Fidelity Central Funds		53,278
Other receivables		15
Total assets		1,292,100,984
Liabilities
Payable for investments purchased	$27,366,608
Payable for fund shares redeemed	1,326,519
Payable for daily variation margin on futures contracts	70,029
Other payables and accrued expenses	267,770
Collateral on securities loaned	2,567,536
Total liabilities		31,598,462
Net Assets		$1,260,502,522
Net Assets consist of:
Paid in capital		$1,192,836,505
Total accumulated earnings (loss)		67,666,017
Net Assets, for 124,346,149 shares outstanding		$1,260,502,522
Net Asset Value, offering price and redemption price per share ($1,260,502,522 ÷ 124,346,149 shares)		$10.14

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended October 31, 2019
Investment Income
Dividends		$29,758,689
Non-Cash dividends		2,372,515
Interest		59,908
Income from Fidelity Central Funds (including $27,139 from security lending)		1,184,093
Income before foreign taxes withheld		33,375,205
Less foreign taxes withheld		(3,336,942)
Total income		30,038,263
Expenses
Independent trustees' fees and expenses	$4,344
Total expenses before reductions	4,344
Expense reductions	(1,103)
Total expenses after reductions		3,241
Net investment income (loss)		30,035,022
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,869,824)
Fidelity Central Funds	(264)
Foreign currency transactions	(291,802)
Futures contracts	(287,312)
Total net realized gain (loss)		(2,449,202)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $267,772)	73,065,346
Fidelity Central Funds	189
Assets and liabilities in foreign currencies	24,787
Futures contracts	592,633
Total change in net unrealized appreciation (depreciation)		73,682,955
Net gain (loss)		71,233,753
Net increase (decrease) in net assets resulting from operations		$101,268,775

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended October 31, 2019	For the period August 2, 2018 (commencement of operations) to October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$30,035,022	$1,581,738
Net realized gain (loss)	(2,449,202)	(2,391,214)
Change in net unrealized appreciation (depreciation)	73,682,955	(27,380,553)
Net increase (decrease) in net assets resulting from operations	101,268,775	(28,190,029)
Distributions to shareholders	(3,263,555)	–
Share transactions
Proceeds from sales of shares	964,418,831	462,386,169
Reinvestment of distributions	3,048,245	–
Cost of shares redeemed	(198,941,902)	(40,224,012)
Net increase (decrease) in net assets resulting from share transactions	768,525,174	422,162,157
Total increase (decrease) in net assets	866,530,394	393,972,128
Net Assets
Beginning of period	393,972,128	–
End of period	$1,260,502,522	$393,972,128
Other Information
Shares
Sold	101,736,750	47,322,476
Issued in reinvestment of distributions	343,203	–
Redeemed	(20,899,353)	(4,156,927)
Net increase (decrease)	81,180,600	43,165,549

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity ZERO International Index Fund

Years ended October 31,	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$9.13	$10.00
Income from Investment Operations
Net investment income (loss)B	.32	.06
Net realized and unrealized gain (loss)	.75	(.93)
Total from investment operations	1.07	(.87)
Distributions from net investment income	(.06)	–
Total distributions	(.06)	–
Net asset value, end of period	$10.14	$9.13
Total ReturnC,D	11.79%	(8.70)%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	-%	- %H
Expenses net of fee waivers, if anyG	-%	- %H
Expenses net of all reductionsG	-%	- %H
Net investment income (loss)	3.34%	2.42%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,260,503	$393,972
Portfolio turnover rateI	4%	0%J,K

 A For the period August 2, 2018 (commencement of operations) to October 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Amount represents less than .005%.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount represents less than 1%.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity ZERO℠ Large Cap Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended October 31, 2019	Past 1 year	Life of fundA
Fidelity ZERO℠ Large Cap Index Fund	14.50%	6.21%

 A From September 13, 2018

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity ZERO℠ Large Cap Index Fund on September 13, 2018, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Fidelity U.S. Large Cap Index℠ performed over the same period.

Period Ending Values
$10,705	Fidelity ZERO℠ Large Cap Index Fund
$10,695	Fidelity U.S. Large Cap Index℠

Fidelity ZERO℠ Large Cap Index Fund

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index gained 14.33% for the 12 months ending October 31, 2019, ending the period just shy of a record close after seesawing due to trade tension, interest rates, economic data and an inverted yield curve, among other factors. Upbeat company earnings and outlooks, along with signs the Federal Reserve may pause on rates, boosted stocks to an all-time high on April 30. In May, however, volatility spiked and the index sunk as trade negotiations between the U.S. and China broke down. The bull market roared back in June and recorded a series of highs in July, when the Fed, affirming a dovish shift in policy, cut interest rates for the first time since 2008. Volatility intensified in August, however, as the U.S. Treasury yield curve inverted for the first time since 2007, which some investors viewed as a sign the U.S. economy could be heading for recession. The market proved resilient, rising in the final two months and reaching a new high on October 30, when the Fed cut interest rates for the third time this year. For the full 12 months, the defensive real estate (+27%) and utilities (+24%) sectors led the way, followed by information technology (+23%). Communication services and consumer discretionary each gained about 16%, while industrials advanced 15%. In contrast, energy (-11%) was by far the weakest sector – slipping on lower oil prices. Other notable laggards included health care (+9%) and financials (+12%). Lastly, consumer staples and materials finished roughly in line with the index.

Comments from the Geode Capital Management, LLC, passive equity index team:  For the fiscal year, the fund's share classes gained 14.50%, compared with 14.41% for the benchmark Fidelity U.S. Large Cap Index. Individually, the top absolute contributor was software company Microsoft (+36%), which benefited from strong earnings growth and a decision to buy back stock and increase its quarterly dividend. Apple (+15%), a maker of consumer electronics, reported especially strong growth in services and wearable electronics. Better-than-expected financial results lifted shares of social media company Facebook (+26%), while healthy sales helped boost the stock of consumer-goods maker Procter & Gamble (+44%). Continued growth in cashless payments contributed to the strong gains of payment processors Visa (+31%) and Mastercard (+41%). In contrast, an environment of sluggish oil pricing weighed on several energy stocks, especially integrated energy giant Exxon Mobil (-11%), oil-field services company Schlumberger (-33%), and exploration and production company EOG Resources (-33%). Shares of tobacco company Altria Group (-26%) were hampered by the firm's 35% ownership of Juul Labs, a maker of e-cigarettes and the subject of widespread scrutiny after a vaping-illness crisis gripped the U.S. this summer. Also detracting was utility company PG&E (-86%), which fell sharply on investor concerns about ongoing liability costs related to Northern California wildfires in 2017–18. We did not hold this stock at period end.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity ZERO℠ Large Cap Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2019

% of fund's net assets
Apple, Inc.	4.3
Microsoft Corp.	4.3
Amazon.com, Inc.	2.8
Facebook, Inc. Class A	1.8
JPMorgan Chase & Co.	1.6
Berkshire Hathaway, Inc. Class B	1.6
Alphabet, Inc. Class C	1.5
Alphabet, Inc. Class A	1.4
Johnson & Johnson	1.4
Visa, Inc. Class A	1.2
21.9

Top Market Sectors as of October 31, 2019

% of fund's net assets
Information Technology	22.6
Health Care	14.1
Financials	13.3
Communication Services	10.3
Consumer Discretionary	9.9
Industrials	8.9
Consumer Staples	7.1
Energy	4.3
Utilities	3.4
Real Estate	3.1

Asset Allocation (% of fund's net assets)

As of October 31, 2019*
Stocks and Equity Futures	100.0%

 * Foreign investments - 3.7%

Fidelity ZERO℠ Large Cap Index Fund

Schedule of Investments October 31, 2019

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
COMMUNICATION SERVICES - 10.3%
Diversified Telecommunication Services - 2.1%
AT&T, Inc.	326,663	$12,573,259
CenturyLink, Inc. (a)	42,964	555,954
Verizon Communications, Inc.	185,440	11,213,557
		24,342,770
Entertainment - 1.6%
Activision Blizzard, Inc.	34,323	1,923,118
Electronic Arts, Inc. (b)	13,517	1,303,039
Netflix, Inc. (b)	19,579	5,627,200
Take-Two Interactive Software, Inc. (b)	5,127	617,034
The Walt Disney Co.	66,805	8,679,306
Viacom, Inc.:
Class A	1,460	34,879
Class B (non-vtg.)	14,966	322,667
		18,507,243
Interactive Media & Services - 4.9%
Alphabet, Inc.:
Class A (b)	13,398	16,865,402
Class C (b)	13,827	17,423,541
Facebook, Inc. Class A (b)	107,824	20,664,470
IAC/InterActiveCorp (b)	3,488	792,648
Twitter, Inc. (b)	32,385	970,578
		56,716,639
Media - 1.6%
CBS Corp. Class B	15,202	547,880
Charter Communications, Inc. Class A (a)(b)	7,912	3,701,708
Comcast Corp. Class A	203,739	9,131,582
Discovery Communications, Inc.:
Class A (a)(b)	6,702	180,652
Class C (non-vtg.) (b)	16,616	419,388
Fox Corp.:
Class A	15,927	510,301
Class B	7,182	224,366
Interpublic Group of Companies, Inc.	17,025	370,294
Liberty Broadband Corp.:
Class A (b)	1,174	138,520
Class C (b)	6,851	808,898
Liberty Global PLC:
Class A (b)	8,964	225,445
Class C (b)	27,012	644,776
Liberty Media Corp.:
Liberty Braves Class C (b)	1,612	47,409
Liberty Formula One Group Series C (b)	8,617	366,223
Liberty Media Class A (b)	1,540	62,262
Liberty SiriusXM Series A (b)	3,716	166,886
Liberty SiriusXM Series C (b)	7,210	325,820
Omnicom Group, Inc.	10,059	776,454
		18,648,864
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (b)	14,031	1,159,802

TOTAL COMMUNICATION SERVICES		119,375,318

CONSUMER DISCRETIONARY - 9.9%
Auto Components - 0.1%
Aptiv PLC	11,792	1,055,974
BorgWarner, Inc.	9,244	385,290
Lear Corp.	2,914	343,182
		1,784,446
Automobiles - 0.5%
Ford Motor Co.	174,847	1,501,936
General Motors Co.	59,059	2,194,632
Tesla, Inc. (a)(b)	6,071	1,911,879
		5,608,447
Distributors - 0.1%
Genuine Parts Co.	6,599	676,925
Hotels, Restaurants & Leisure - 1.9%
Carnival Corp.	17,972	770,819
Chipotle Mexican Grill, Inc. (b)	1,098	854,420
Darden Restaurants, Inc.	5,590	627,589
Domino's Pizza, Inc.	1,871	508,201
Hilton Worldwide Holdings, Inc.	13,261	1,285,787
Las Vegas Sands Corp.	16,481	1,019,185
Marriott International, Inc. Class A	12,663	1,602,503
McDonald's Corp.	34,592	6,804,246
MGM Mirage, Inc.	22,617	644,585
Norwegian Cruise Line Holdings Ltd. (b)	9,946	504,859
Royal Caribbean Cruises Ltd.	7,670	834,726
Starbucks Corp.	55,670	4,707,455
Wynn Resorts Ltd.	4,418	536,080
Yum! Brands, Inc.	14,058	1,429,839
		22,130,294
Household Durables - 0.3%
D.R. Horton, Inc.	15,371	804,979
Lennar Corp.:
Class A	13,122	782,071
Class B	717	33,713
Newell Brands, Inc.	19,028	360,961
NVR, Inc. (b)	151	549,125
Whirlpool Corp.	2,890	439,627
		2,970,476
Internet & Direct Marketing Retail - 3.4%
Amazon.com, Inc. (b)	18,434	32,750,950
eBay, Inc.	40,475	1,426,744
Expedia, Inc.	5,320	727,031
Liberty Interactive Corp. QVC Group Series A (b)	18,808	179,428
The Booking Holdings, Inc. (b)	2,080	4,261,442
		39,345,595
Leisure Products - 0.0%
Hasbro, Inc.	5,258	511,656
Multiline Retail - 0.5%
Dollar General Corp.	11,823	1,895,700
Dollar Tree, Inc. (b)	10,647	1,175,429
Kohl's Corp.	7,317	375,069
Target Corp.	23,444	2,506,398
		5,952,596
Specialty Retail - 2.4%
Advance Auto Parts, Inc.	3,292	534,884
AutoZone, Inc. (b)	1,128	1,290,861
Best Buy Co., Inc.	10,510	754,933
Burlington Stores, Inc. (b)	3,039	584,005
CarMax, Inc. (a)(b)	7,844	730,825
Lowe's Companies, Inc.	36,051	4,023,652
O'Reilly Automotive, Inc. (b)	3,584	1,560,868
Ross Stores, Inc.	16,698	1,831,270
The Home Depot, Inc.	50,694	11,891,799
Tiffany & Co., Inc. (a)	4,877	607,235
TJX Companies, Inc.	55,579	3,204,129
Tractor Supply Co.	5,514	523,940
Ulta Beauty, Inc. (b)	2,538	591,735
		28,130,136
Textiles, Apparel & Luxury Goods - 0.7%
Kontoor Brands, Inc. (a)	2,164	82,232
lululemon athletica, Inc. (b)	4,721	964,359
NIKE, Inc. Class B	57,161	5,118,768
Tapestry, Inc.	12,856	332,456
VF Corp.	14,568	1,198,801
		7,696,616

TOTAL CONSUMER DISCRETIONARY		114,807,187

CONSUMER STAPLES - 7.1%
Beverages - 1.8%
Constellation Brands, Inc. Class A (sub. vtg.)	7,436	1,415,294
Molson Coors Brewing Co. Class B	8,341	439,738
Monster Beverage Corp. (b)	17,824	1,000,461
PepsiCo, Inc.	63,345	8,689,034
The Coca-Cola Co.	171,934	9,358,368
		20,902,895
Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	19,668	5,843,559
Kroger Co.	35,841	883,122
Sysco Corp.	21,494	1,716,726
Walgreens Boots Alliance, Inc.	36,142	1,979,859
Walmart, Inc.	63,865	7,488,810
		17,912,076
Food Products - 1.1%
Archer Daniels Midland Co.	25,104	1,055,372
Conagra Brands, Inc.	21,887	592,043
General Mills, Inc.	26,678	1,356,843
Hormel Foods Corp. (a)	12,328	504,092
Kellogg Co.	11,390	723,607
Lamb Weston Holdings, Inc.	6,620	516,625
McCormick & Co., Inc. (non-vtg.)	5,467	878,492
Mondelez International, Inc.	65,258	3,422,782
The Hershey Co.	6,287	923,372
The J.M. Smucker Co.	5,137	542,878
The Kraft Heinz Co.	27,904	902,136
Tyson Foods, Inc. Class A	13,204	1,093,159
		12,511,401
Household Products - 1.7%
Church & Dwight Co., Inc.	11,050	772,837
Clorox Co.	5,713	843,753
Colgate-Palmolive Co.	38,953	2,672,176
Kimberly-Clark Corp.	15,567	2,068,543
Procter & Gamble Co.	111,773	13,916,856
		20,274,165
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	9,893	1,842,769
Tobacco - 0.8%
Altria Group, Inc.	84,332	3,777,230
Philip Morris International, Inc.	69,766	5,681,743
		9,458,973

TOTAL CONSUMER STAPLES		82,902,279

ENERGY - 4.3%
Energy Equipment & Services - 0.4%
Baker Hughes, A GE Co. Class A	23,278	498,149
Halliburton Co.	39,344	757,372
National Oilwell Varco, Inc.	16,991	384,336
Schlumberger Ltd.	62,105	2,030,212
TechnipFMC PLC	18,861	372,128
		4,042,197
Oil, Gas & Consumable Fuels - 3.9%
Apache Corp.	16,818	364,278
Cabot Oil & Gas Corp.	19,123	356,453
Cheniere Energy, Inc. (b)	9,953	612,607
Chevron Corp.	85,791	9,963,767
Concho Resources, Inc.	9,006	608,085
ConocoPhillips Co.	51,781	2,858,311
Devon Energy Corp.	21,299	431,944
Diamondback Energy, Inc.	6,951	596,118
EOG Resources, Inc.	25,967	1,799,773
Exxon Mobil Corp.	190,128	12,846,949
Hess Corp.	11,179	735,019
HollyFrontier Corp.	7,067	388,261
Kinder Morgan, Inc.	84,992	1,698,140
Marathon Oil Corp.	37,851	436,422
Marathon Petroleum Corp.	31,073	1,987,118
Noble Energy, Inc.	21,271	409,679
Occidental Petroleum Corp.	33,808	1,369,224
ONEOK, Inc.	18,416	1,285,989
Phillips 66 Co.	19,075	2,228,342
Pioneer Natural Resources Co.	7,636	939,381
Targa Resources Corp.	10,194	396,343
The Williams Companies, Inc.	54,222	1,209,693
Valero Energy Corp.	18,992	1,841,844
		45,363,740

TOTAL ENERGY		49,405,937

FINANCIALS - 13.3%
Banks - 5.7%
Bank of America Corp.	409,691	12,811,038
BB&T Corp.	34,636	1,837,440
Citigroup, Inc.	109,650	7,879,449
Citizens Financial Group, Inc.	20,952	736,672
Comerica, Inc.	7,300	477,566
Fifth Third Bancorp	29,395	854,807
First Republic Bank	7,352	781,959
Huntington Bancshares, Inc.	47,723	674,326
JPMorgan Chase & Co.	149,232	18,642,061
KeyCorp	46,389	833,610
M&T Bank Corp.	6,284	983,635
PNC Financial Services Group, Inc.	20,717	3,039,184
Regions Financial Corp.	46,475	748,248
SunTrust Banks, Inc.	20,083	1,372,472
SVB Financial Group (b)	2,405	532,659
U.S. Bancorp	68,152	3,886,027
Wells Fargo & Co.	190,136	9,816,722
Zions Bancorp NA	8,519	412,916
		66,320,791
Capital Markets - 2.7%
Ameriprise Financial, Inc.	6,253	943,515
Bank of New York Mellon Corp.	40,714	1,903,380
BlackRock, Inc. Class A	5,455	2,518,574
Cboe Global Markets, Inc.	5,061	582,774
Charles Schwab Corp.	54,030	2,199,561
CME Group, Inc.	16,058	3,303,934
E*TRADE Financial Corp.	11,468	479,248
Franklin Resources, Inc.	13,188	363,329
Goldman Sachs Group, Inc.	15,532	3,314,218
Intercontinental Exchange, Inc.	25,590	2,413,649
Moody's Corp.	7,502	1,655,616
Morgan Stanley	58,743	2,705,115
MSCI, Inc.	3,952	926,981
Northern Trust Corp.	9,910	987,829
Raymond James Financial, Inc.	5,716	477,229
S&P Global, Inc.	11,264	2,905,999
State Street Corp.	16,986	1,122,265
T. Rowe Price Group, Inc.	10,759	1,245,892
TD Ameritrade Holding Corp.	12,195	468,044
The NASDAQ OMX Group, Inc.	5,186	517,407
		31,034,559
Consumer Finance - 0.7%
Ally Financial, Inc.	18,607	569,932
American Express Co.	31,456	3,689,160
Capital One Financial Corp.	21,308	1,986,971
Discover Financial Services	15,014	1,205,024
Synchrony Financial	29,584	1,046,386
		8,497,473
Diversified Financial Services - 1.6%
Berkshire Hathaway, Inc. Class B (b)	87,276	18,553,132
Insurance - 2.5%
AFLAC, Inc.	34,257	1,821,102
Alleghany Corp. (b)	671	522,233
Allstate Corp.	15,413	1,640,251
American International Group, Inc.	39,789	2,107,225
Aon PLC	10,827	2,091,343
Arch Capital Group Ltd. (b)	18,180	759,197
Arthur J. Gallagher & Co.	8,248	752,383
Chubb Ltd.	20,689	3,153,417
Cincinnati Financial Corp.	6,794	769,149
Everest Re Group Ltd.	1,840	473,046
FNF Group	12,456	570,983
Globe Life, Inc.	4,545	442,365
Hartford Financial Services Group, Inc.	16,095	918,703
Lincoln National Corp.	9,626	543,676
Loews Corp.	12,293	602,357
Markel Corp. (b)	624	730,704
Marsh & McLennan Companies, Inc.	22,639	2,345,853
MetLife, Inc.	44,191	2,067,697
Principal Financial Group, Inc.	11,843	632,179
Progressive Corp.	26,234	1,828,510
Prudential Financial, Inc.	18,496	1,685,725
Reinsurance Group of America, Inc.	2,839	461,252
The Travelers Companies, Inc.	11,858	1,554,109
Willis Group Holdings PLC	5,814	1,086,637
		29,560,096
Mortgage Real Estate Investment Trusts - 0.1%
AGNC Investment Corp.	23,362	398,322
Annaly Capital Management, Inc.	63,238	567,877
		966,199

TOTAL FINANCIALS		154,932,250

HEALTH CARE - 14.1%
Biotechnology - 2.4%
AbbVie, Inc.	67,520	5,371,216
Alexion Pharmaceuticals, Inc. (b)	9,983	1,052,208
Amgen, Inc.	28,600	6,098,950
Biogen, Inc. (b)	9,049	2,703,027
BioMarin Pharmaceutical, Inc. (b)	8,032	588,023
Celgene Corp. (b)	31,381	3,390,089
Exact Sciences Corp. (b)	5,456	474,672
Gilead Sciences, Inc.	58,082	3,700,404
Incyte Corp. (b)	7,952	667,332
Regeneron Pharmaceuticals, Inc. (b)	3,472	1,063,404
Sarepta Therapeutics, Inc. (a)(b)	2,935	243,781
Vertex Pharmaceuticals, Inc. (b)	11,483	2,244,697
		27,597,803
Health Care Equipment & Supplies - 3.5%
Abbott Laboratories	78,831	6,591,060
Abiomed, Inc. (b)	1,997	414,537
Align Technology, Inc. (b)	3,266	823,979
Baxter International, Inc.	22,137	1,697,908
Becton, Dickinson & Co.	12,045	3,083,520
Boston Scientific Corp. (b)	62,156	2,591,905
Danaher Corp.	27,686	3,815,685
Dentsply Sirona, Inc.	10,049	550,484
DexCom, Inc. (b)	4,004	617,577
Edwards Lifesciences Corp. (b)	9,394	2,239,342
Hologic, Inc. (b)	12,149	586,918
IDEXX Laboratories, Inc. (b)	3,860	1,100,139
Intuitive Surgical, Inc. (b)	5,129	2,836,081
Medtronic PLC	60,266	6,562,967
ResMed, Inc.	6,385	944,469
STERIS PLC	3,816	540,231
Stryker Corp.	13,941	3,015,020
Teleflex, Inc.	2,071	719,486
The Cooper Companies, Inc.	2,213	643,983
Varian Medical Systems, Inc. (b)	4,102	495,563
Zimmer Biomet Holdings, Inc.	9,125	1,261,349
		41,132,203
Health Care Providers & Services - 2.6%
AmerisourceBergen Corp.	7,064	603,124
Anthem, Inc.	11,621	3,126,979
Cardinal Health, Inc.	13,403	662,778
Centene Corp. (b)	18,375	975,345
Cigna Corp.	17,113	3,053,986
CVS Health Corp.	58,097	3,857,060
HCA Holdings, Inc.	12,008	1,603,548
Henry Schein, Inc. (a)(b)	6,763	423,262
Humana, Inc.	6,138	1,805,800
Laboratory Corp. of America Holdings (b)	4,533	746,902
McKesson Corp.	8,740	1,162,420
Quest Diagnostics, Inc.	6,047	612,259
UnitedHealth Group, Inc.	43,192	10,914,618
Universal Health Services, Inc. Class B	3,783	520,011
Wellcare Health Plans, Inc. (b)	2,252	667,943
		30,736,035
Health Care Technology - 0.2%
Cerner Corp.	14,753	990,221
Veeva Systems, Inc. Class A (b)	5,466	775,243
		1,765,464
Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc.	14,266	1,080,650
Illumina, Inc. (b)	6,613	1,954,274
IQVIA Holdings, Inc. (b)	7,091	1,024,082
Mettler-Toledo International, Inc. (b)	1,124	792,353
PerkinElmer, Inc.	4,944	424,986
Thermo Fisher Scientific, Inc.	18,077	5,458,892
Waters Corp. (b)	3,402	719,931
		11,455,168
Pharmaceuticals - 4.4%
Allergan PLC	14,245	2,508,687
Bristol-Myers Squibb Co.	73,247	4,202,180
Elanco Animal Health, Inc. (b)	16,552	447,235
Eli Lilly & Co.	42,302	4,820,313
Johnson & Johnson	120,354	15,891,542
Merck & Co., Inc.	116,687	10,112,095
Mylan NV (b)	23,368	447,497
Pfizer, Inc.	259,406	9,953,408
Zoetis, Inc. Class A	21,566	2,758,723
		51,141,680

TOTAL HEALTH CARE		163,828,353

INDUSTRIALS - 8.9%
Aerospace & Defense - 2.5%
General Dynamics Corp.	12,518	2,213,182
Harris Corp.	5,264	1,086,016
Huntington Ingalls Industries, Inc.	1,908	430,559
Lockheed Martin Corp.	11,100	4,181,148
Northrop Grumman Corp.	7,797	2,748,287
Raytheon Co.	12,783	2,712,680
Spirit AeroSystems Holdings, Inc. Class A	4,697	384,309
Textron, Inc.	10,979	506,022
The Boeing Co.	23,704	8,057,227
TransDigm Group, Inc.	2,171	1,142,554
United Technologies Corp.	36,430	5,230,619
		28,692,603
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc. (a)	6,098	461,253
Expeditors International of Washington, Inc.	7,773	566,963
FedEx Corp.	10,852	1,656,666
United Parcel Service, Inc. Class B	31,221	3,595,723
		6,280,605
Airlines - 0.4%
American Airlines Group, Inc.	18,485	555,659
Delta Air Lines, Inc.	28,063	1,545,710
Southwest Airlines Co.	22,616	1,269,436
United Continental Holdings, Inc. (b)	10,270	932,927
		4,303,732
Building Products - 0.2%
Johnson Controls International PLC	41,547	1,800,232
Masco Corp.	13,731	635,059
		2,435,291
Commercial Services & Supplies - 0.4%
Cintas Corp.	3,875	1,041,096
Copart, Inc. (b)	9,247	764,172
Republic Services, Inc.	9,728	851,297
Waste Management, Inc.	17,626	1,977,813
		4,634,378
Electrical Equipment - 0.5%
AMETEK, Inc.	10,406	953,710
Eaton Corp. PLC	19,501	1,698,732
Emerson Electric Co.	28,156	1,975,143
Rockwell Automation, Inc.	5,409	930,294
		5,557,879
Industrial Conglomerates - 1.3%
3M Co.	26,144	4,313,499
General Electric Co.	390,492	3,897,110
Honeywell International, Inc.	33,222	5,738,436
Roper Technologies, Inc.	4,655	1,568,549
		15,517,594
Machinery - 1.5%
Caterpillar, Inc.	26,506	3,652,527
Cummins, Inc.	6,605	1,139,230
Deere & Co.	14,453	2,516,845
Dover Corp.	6,584	684,012
Fortive Corp.	13,178	909,282
IDEX Corp.	3,465	538,911
Illinois Tool Works, Inc.	13,719	2,312,749
Ingersoll-Rand PLC	10,987	1,394,140
PACCAR, Inc.	15,625	1,188,438
Parker Hannifin Corp.	5,918	1,085,894
Snap-On, Inc.	2,468	401,470
Stanley Black & Decker, Inc.	6,760	1,022,991
Xylem, Inc.	8,083	619,885
		17,466,374
Professional Services - 0.4%
CoStar Group, Inc. (b)	1,633	897,366
Equifax, Inc.	5,416	740,421
IHS Markit Ltd. (b)	16,043	1,123,331
Nielsen Holdings PLC	15,793	318,387
TransUnion Holding Co., Inc.	8,335	688,638
Verisk Analytics, Inc.	7,365	1,065,716
		4,833,859
Road & Rail - 1.0%
CSX Corp.	36,051	2,533,304
J.B. Hunt Transport Services, Inc.	3,948	464,127
Kansas City Southern	4,578	644,491
Norfolk Southern Corp.	12,244	2,228,408
Old Dominion Freight Lines, Inc.	2,899	527,850
Union Pacific Corp.	33,086	5,474,410
		11,872,590
Trading Companies & Distributors - 0.2%
Fastenal Co.	25,749	925,419
United Rentals, Inc. (b)	3,659	488,733
W.W. Grainger, Inc.	2,059	635,902
		2,050,054

TOTAL INDUSTRIALS		103,644,959

INFORMATION TECHNOLOGY - 22.6%
Communications Equipment - 1.0%
Arista Networks, Inc. (b)	2,342	572,783
Cisco Systems, Inc.	201,820	9,588,468
F5 Networks, Inc. (b)	2,758	397,373
Juniper Networks, Inc.	15,300	379,746
Motorola Solutions, Inc.	7,317	1,216,963
		12,155,333
Electronic Equipment & Components - 0.6%
Amphenol Corp. Class A	13,480	1,352,448
CDW Corp.	6,727	860,451
Corning, Inc.	35,822	1,061,406
Keysight Technologies, Inc. (b)	8,385	846,130
TE Connectivity Ltd.	15,455	1,383,223
Trimble, Inc. (b)	11,385	453,578
Zebra Technologies Corp. Class A (b)	2,436	579,451
		6,536,687
IT Services - 5.1%
Accenture PLC Class A	28,606	5,304,125
Akamai Technologies, Inc. (b)	7,331	634,132
Automatic Data Processing, Inc.	19,652	3,188,144
Broadridge Financial Solutions, Inc.	5,255	658,031
Cognizant Technology Solutions Corp. Class A	25,916	1,579,321
DXC Technology Co.	12,416	343,551
Fidelity National Information Services, Inc.	14,658	1,931,338
Fiserv, Inc. (b)	17,925	1,902,560
FleetCor Technologies, Inc. (b)	3,966	1,166,877
Gartner, Inc. (b)	4,098	631,420
Global Payments, Inc.	7,077	1,197,287
GoDaddy, Inc. (b)	7,566	492,017
IBM Corp.	40,792	5,455,114
Jack Henry & Associates, Inc.	3,499	495,318
Leidos Holdings, Inc.	6,755	582,484
MasterCard, Inc. Class A	40,782	11,288,865
Paychex, Inc.	14,287	1,194,965
PayPal Holdings, Inc. (b)	52,899	5,506,786
Square, Inc. (b)	13,803	847,918
Twilio, Inc. Class A (a)(b)	3,510	338,926
VeriSign, Inc. (b)	4,760	904,495
Visa, Inc. Class A (a)	78,862	14,105,257
		59,748,931
Semiconductors & Semiconductor Equipment - 4.1%
Advanced Micro Devices, Inc. (b)	39,352	1,335,213
Analog Devices, Inc.	16,644	1,774,750
Applied Materials, Inc.	44,151	2,395,633
Broadcom, Inc.	18,558	5,434,710
Intel Corp.	204,822	11,578,588
KLA-Tencor Corp.	6,841	1,156,403
Lam Research Corp.	6,977	1,891,046
Marvell Technology Group Ltd. (a)	26,657	650,164
Maxim Integrated Products, Inc.	12,453	730,493
Microchip Technology, Inc. (a)	10,587	998,248
Micron Technology, Inc. (b)	50,330	2,393,192
NVIDIA Corp.	27,383	5,504,531
Qualcomm, Inc.	54,404	4,376,258
Skyworks Solutions, Inc.	7,978	726,477
Texas Instruments, Inc.	43,108	5,086,313
Xilinx, Inc.	11,321	1,027,268
		47,059,287
Software - 7.1%
Adobe, Inc. (b)	21,911	6,089,724
ANSYS, Inc. (b)	3,742	823,801
Autodesk, Inc. (b)	9,797	1,443,686
Cadence Design Systems, Inc. (b)	12,634	825,632
Citrix Systems, Inc.	5,769	628,013
Fortinet, Inc. (b)	6,554	534,544
Intuit, Inc.	11,647	2,999,103
Microsoft Corp.	346,848	49,727,598
Oracle Corp.	114,347	6,230,768
Palo Alto Networks, Inc. (b)	4,229	961,632
Parametric Technology Corp. (b)	4,760	318,492
Salesforce.com, Inc. (b)	34,338	5,373,554
ServiceNow, Inc. (b)	8,060	1,992,916
Splunk, Inc. (b)	6,581	789,457
SS&C Technologies Holdings, Inc.	9,734	506,265
Symantec Corp.	28,750	657,800
Synopsys, Inc. (b)	6,699	909,389
VMware, Inc. Class A	3,425	542,075
Workday, Inc. Class A (b)	6,542	1,060,851
		82,415,300
Technology Hardware, Storage & Peripherals - 4.7%
Apple, Inc.	202,325	50,330,363
Hewlett Packard Enterprise Co.	63,686	1,045,087
HP, Inc.	70,793	1,229,674
NetApp, Inc.	11,305	631,723
Seagate Technology LLC	11,719	680,054
Western Digital Corp.	12,986	670,727
		54,587,628

TOTAL INFORMATION TECHNOLOGY		262,503,166

MATERIALS - 2.5%
Chemicals - 1.9%
Air Products & Chemicals, Inc.	9,873	2,105,516
Albemarle Corp. U.S. (a)	4,733	287,482
Celanese Corp. Class A	6,008	727,869
CF Industries Holdings, Inc.	10,439	473,409
Corteva, Inc.	34,309	905,071
Dow, Inc.	34,235	1,728,525
DowDuPont, Inc.	34,238	2,256,627
Eastman Chemical Co.	6,317	480,345
Ecolab, Inc.	11,434	2,196,128
FMC Corp.	6,965	637,298
International Flavors & Fragrances, Inc. (a)	4,573	557,952
Linde PLC	24,734	4,905,989
Livent Corp.	5,893	40,426
LyondellBasell Industries NV Class A	14,085	1,263,425
PPG Industries, Inc.	10,743	1,344,164
Sherwin-Williams Co.	3,688	2,110,716
The Mosaic Co.	15,710	312,315
		22,333,257
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	2,815	737,277
Vulcan Materials Co.	5,931	847,362
		1,584,639
Containers & Packaging - 0.3%
Avery Dennison Corp.	3,908	499,677
Ball Corp.	15,179	1,062,075
International Paper Co.	18,180	794,102
Packaging Corp. of America	4,195	459,185
WestRock Co.	11,263	420,898
		3,235,937
Metals & Mining - 0.2%
Freeport-McMoRan, Inc.	65,340	641,639
Newmont Goldcorp Corp.	23,877	948,633
Nucor Corp.	14,080	758,208
		2,348,480

TOTAL MATERIALS		29,502,313

REAL ESTATE - 3.1%
Equity Real Estate Investment Trusts (REITs) - 3.1%
Alexandria Real Estate Equities, Inc.	4,831	766,921
American Tower Corp.	19,773	4,312,096
AvalonBay Communities, Inc.	6,177	1,344,486
Boston Properties, Inc.	6,906	947,503
Camden Property Trust (SBI)	4,198	480,125
Crown Castle International Corp.	18,633	2,586,074
Digital Realty Trust, Inc.	9,227	1,172,198
Duke Realty Corp.	15,905	558,902
Equinix, Inc.	3,613	2,047,776
Equity Lifestyle Properties, Inc.	7,965	557,072
Equity Residential (SBI)	16,589	1,470,781
Essex Property Trust, Inc.	2,961	968,632
Extra Space Storage, Inc.	5,704	640,388
Federal Realty Investment Trust (SBI)	3,338	454,001
HCP, Inc.	21,441	806,610
Host Hotels & Resorts, Inc.	33,551	549,901
Iron Mountain, Inc.	12,982	425,810
Mid-America Apartment Communities, Inc.	5,123	712,046
Prologis, Inc.	28,292	2,482,906
Public Storage	6,751	1,504,528
Realty Income Corp.	13,207	1,080,201
Regency Centers Corp.	7,520	505,645
SBA Communications Corp. Class A	5,068	1,219,614
Simon Property Group, Inc.	13,844	2,086,014
Sun Communities, Inc.	3,876	630,431
UDR, Inc.	12,400	623,100
Ventas, Inc.	15,954	1,038,605
Vornado Realty Trust	7,814	512,833
Welltower, Inc.	16,902	1,532,842
Weyerhaeuser Co.	33,547	979,908
WP Carey, Inc.	7,249	667,343
		35,665,292
Real Estate Management & Development - 0.0%
CBRE Group, Inc. (b)	14,245	762,820

TOTAL REAL ESTATE		36,428,112

UTILITIES - 3.4%
Electric Utilities - 2.0%
Alliant Energy Corp.	10,631	567,058
American Electric Power Co., Inc.	22,162	2,091,871
Duke Energy Corp.	32,015	3,017,734
Edison International	14,595	918,026
Entergy Corp.	8,112	985,446
Evergy, Inc.	11,837	756,503
Eversource Energy	14,164	1,186,093
Exelon Corp.	43,283	1,968,944
FirstEnergy Corp.	21,747	1,050,815
NextEra Energy, Inc.	21,435	5,108,818
Pinnacle West Capital Corp.	4,990	469,659
PPL Corp.	32,231	1,079,416
Southern Co.	46,174	2,893,263
Xcel Energy, Inc.	22,977	1,459,269
		23,552,915
Gas Utilities - 0.1%
Atmos Energy Corp.	5,271	592,882
UGI Corp.	7,708	367,440
		960,322
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	13,051	523,606
The AES Corp.	29,947	510,596
Vistra Energy Corp.	17,815	481,539
		1,515,741
Multi-Utilities - 1.1%
Ameren Corp.	10,963	851,825
CenterPoint Energy, Inc.	22,553	655,616
CMS Energy Corp.	12,716	812,807
Consolidated Edison, Inc.	14,025	1,293,386
Dominion Energy, Inc.	34,312	2,832,456
DTE Energy Co.	8,148	1,037,403
NiSource, Inc.	16,403	459,940
Public Service Enterprise Group, Inc.	22,747	1,440,113
Sempra Energy	12,308	1,778,629
WEC Energy Group, Inc.	14,198	1,340,291
		12,502,466
Water Utilities - 0.1%
American Water Works Co., Inc.	8,094	997,747

TOTAL UTILITIES		39,529,191

TOTAL COMMON STOCKS
(Cost $1,077,469,819)		1,156,859,065
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.7% to 1.82% 12/19/19 to 3/19/20 (c)
(Cost $99,538)	100,000	99,613
	Shares	Value

Money Market Funds - 2.2%
Fidelity Cash Central Fund 1.83% (d)	3,207,433	$3,208,075
Fidelity Securities Lending Cash Central Fund 1.84% (d)(e)	22,702,554	22,704,824
TOTAL MONEY MARKET FUNDS
(Cost $25,912,876)		25,912,899
TOTAL INVESTMENT IN SECURITIES - 101.7%
(Cost $1,103,482,233)		1,182,871,577
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(20,092,613)
NET ASSETS - 100%		$1,162,778,964

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	38	Dec. 2019	$5,768,020	$50,943	$50,943

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $99,613.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$126,076
Fidelity Securities Lending Cash Central Fund	21,905
Total	$147,981

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$119,375,318	$119,375,318	$--	$--
Consumer Discretionary	114,807,187	114,807,187	--	--
Consumer Staples	82,902,279	82,902,279	--	--
Energy	49,405,937	49,405,937	--	--
Financials	154,932,250	154,932,250	--	--
Health Care	163,828,353	163,828,353	--	--
Industrials	103,644,959	103,644,959	--	--
Information Technology	262,503,166	262,503,166	--	--
Materials	29,502,313	29,502,313	--	--
Real Estate	36,428,112	36,428,112	--	--
Utilities	39,529,191	39,529,191	--	--
U.S. Government and Government Agency Obligations	99,613	--	99,613	--
Money Market Funds	25,912,899	25,912,899	--	--
Total Investments in Securities:	$1,182,871,577	$1,182,771,964	$99,613	$--
Derivative Instruments:
Assets
Futures Contracts	$50,943	$50,943	$--	$--
Total Assets	$50,943	$50,943	$--	$--
Total Derivative Instruments:	$50,943	$50,943	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$50,943	$0
Total Equity Risk	50,943	0
Total Value of Derivatives	$50,943	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity ZERO℠ Large Cap Index Fund

Financial Statements

Statement of Assets and Liabilities

		October 31, 2019
Assets
Investment in securities, at value (including securities loaned of $22,131,381) — See accompanying schedule: Unaffiliated issuers (cost $1,077,569,357)	$1,156,958,678
Fidelity Central Funds (cost $25,912,876)	25,912,899
Total Investment in Securities (cost $1,103,482,233)		$1,182,871,577
Segregated cash with brokers for derivative instruments		121,906
Cash		30,062
Receivable for fund shares sold		5,523,301
Dividends receivable		987,208
Distributions receivable from Fidelity Central Funds		13,167
Other receivables		21
Total assets		1,189,547,242
Liabilities
Payable for investments purchased	$3,519,015
Payable for fund shares redeemed	523,350
Payable for daily variation margin on futures contracts	21,028
Collateral on securities loaned	22,704,885
Total liabilities		26,768,278
Net Assets		$1,162,778,964
Net Assets consist of:
Paid in capital		$1,072,994,254
Total accumulated earnings (loss)		89,784,710
Net Assets, for 109,218,148 shares outstanding		$1,162,778,964
Net Asset Value, offering price and redemption price per share ($1,162,778,964 ÷ 109,218,148 shares)		$10.65

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended October 31, 2019
Investment Income
Dividends		$11,776,178
Interest		2,599
Income from Fidelity Central Funds (including $21,905 from security lending)		147,981
Total income		11,926,758
Expenses
Independent trustees' fees and expenses	$2,760
Total expenses before reductions	2,760
Expense reductions	(450)
Total expenses after reductions		2,310
Net investment income (loss)		11,924,448
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(126,177)
Fidelity Central Funds	(84)
Futures contracts	433,442
Total net realized gain (loss)		307,181
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	84,440,991
Fidelity Central Funds	23
Futures contracts	40,621
Total change in net unrealized appreciation (depreciation)		84,481,635
Net gain (loss)		84,788,816
Net increase (decrease) in net assets resulting from operations		$96,713,264

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended October 31, 2019	For the period September 13, 2018 (commencement of operations) to October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,924,448	$98,470
Net realized gain (loss)	307,181	(15,361)
Change in net unrealized appreciation (depreciation)	84,481,635	(5,041,348)
Net increase (decrease) in net assets resulting from operations	96,713,264	(4,958,239)
Distributions to shareholders	(1,065,835)	–
Share transactions
Proceeds from sales of shares	1,116,627,032	113,838,139
Reinvestment of distributions	1,028,110	–
Cost of shares redeemed	(155,698,111)	(3,705,396)
Net increase (decrease) in net assets resulting from share transactions	961,957,031	110,132,743
Total increase (decrease) in net assets	1,057,604,460	105,174,504
Net Assets
Beginning of period	105,174,504	–
End of period	$1,162,778,964	$105,174,504
Other Information
Shares
Sold	113,488,590	11,641,079
Issued in reinvestment of distributions	116,259	–
Redeemed	(15,634,451)	(393,329)
Net increase (decrease)	97,970,398	11,247,750

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity ZERO Large Cap Index Fund

Years ended October 31,	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$9.35	$10.00
Income from Investment Operations
Net investment income (loss)B	.19	.02
Net realized and unrealized gain (loss)	1.16	(.67)
Total from investment operations	1.35	(.65)
Distributions from net investment income	(.04)	–
Distributions from net realized gain	(.01)	–
Total distributions	(.05)	–
Net asset value, end of period	$10.65	$9.35
Total ReturnC,D	14.50%	(6.50)%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	-%	- %H
Expenses net of fee waivers, if anyG	-%	- %H
Expenses net of all reductionsG	-%	- %H
Net investment income (loss)	1.91%	1.29%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,162,779	$105,175
Portfolio turnover rateI	3%	1%J

 A For the period September 13, 2018 (commencement of operations) to October 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Amount represents less than .005%.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity ZERO℠ Total Market Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended October 31, 2019	Past 1 year	Life of fundA
Fidelity ZERO℠ Total Market Index Fund	13.57%	6.82%

 A From August 2, 2018

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity ZERO℠ Total Market Index Fund on August 2, 2018, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Fidelity U.S. Total Investable Market Index℠ performed over the same period.

Period Ending Values
$10,857	Fidelity ZERO℠ Total Market Index Fund
$10,850	Fidelity U.S. Total Investable Market Index℠

Fidelity ZERO℠ Total Market Index Fund

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index gained 14.33% for the 12 months ending October 31, 2019, ending the period just shy of a record close after seesawing due to trade tension, interest rates, economic data and an inverted yield curve, among other factors. Upbeat company earnings and outlooks, along with signs the Federal Reserve may pause on rates, boosted stocks to an all-time high on April 30. In May, however, volatility spiked and the index sunk as trade negotiations between the U.S. and China broke down. The bull market roared back in June and recorded a series of highs in July, when the Fed, affirming a dovish shift in policy, cut interest rates for the first time since 2008. Volatility intensified in August, however, as the U.S. Treasury yield curve inverted for the first time since 2007, which some investors viewed as a sign the U.S. economy could be heading for recession. The market proved resilient, rising in the final two months and reaching a new high on October 30, when the Fed cut interest rates for the third time this year. For the full 12 months, the defensive real estate (+27%) and utilities (+24%) sectors led the way, followed by information technology (+23%). Communication services and consumer discretionary each gained about 16%, while industrials advanced 15%. In contrast, energy (-11%) was by far the weakest sector – slipping on lower oil prices. Other notable laggards included health care (+9%) and financials (+12%). Lastly, consumer staples and materials finished roughly in line with the index.

Comments from the Geode Capital Management, LLC, passive equity index team:  For the fiscal year, the fund's share classes gained 13.57%, compared with 13.47% for the benchmark Fidelity U.S. Total Investable Market Index. Individually, the top absolute contributor was software company Microsoft (+36%), which benefited from strong earnings growth and a decision to buy back stock and increase its quarterly dividend.Apple (+15%), a maker of consumer electronics, reported especially strong growth in services and wearable electronics. Better-than-expected financial results lifted shares of social media company Facebook (+26%), while healthy sales helped boost the stock of consumer-goods maker Procter & Gamble (+44%). Continued growth in cashless payments contributed to the strong gains of payment processors Visa (+31%) and Mastercard (+41%). In contrast, an environment of sluggish oil pricing weighed on several energy stocks, especially integrated energy giant Exxon Mobil (-11%), oil-field services company Schlumberger (-33%), and exploration and production company EOG Resources (-33%). Shares of tobacco company Altria Group (-26%) were hampered by the firm's 35% ownership of Juul Labs, a maker of e-cigarettes and the subject of widespread scrutiny after a vaping-illness crisis gripped the U.S. this summer. Also detracting was utility company PG&E (-86%), which fell sharply on investor concerns about ongoing liability costs related to Northern California wildfires in 2017–18. We did not hold this stock at period-end.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity ZERO℠ Total Market Index Fund

Investment Summary (Unaudited)

Top Five Stocks as of October 31, 2019

% of fund's net assets
Apple, Inc.	3.7
Microsoft Corp.	3.7
Amazon.com, Inc.	2.5
Facebook, Inc. Class A	1.5
JPMorgan Chase & Co.	1.4
12.8

Top Five Market Sectors as of October 31, 2019

% of fund's net assets
Information Technology	21.6
Financials	13.8
Health Care	13.7
Consumer Discretionary	10.3
Industrials	10.0

Asset Allocation (% of fund's net assets)

As of October 31, 2019*
Stocks and Equity Futures	100.0%

 * Foreign investments - 3.9%

Fidelity ZERO℠ Total Market Index Fund

Schedule of Investments October 31, 2019

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
COMMUNICATION SERVICES - 9.4%
Diversified Telecommunication Services - 1.9%
AT&T, Inc.	1,007,948	$38,795,919
ATN International, Inc.	1,301	77,058
Bandwidth, Inc. (a)	718	40,316
CenturyLink, Inc.	130,492	1,688,566
Cincinnati Bell, Inc. (a)	5,848	29,883
Cogent Communications Group, Inc.	6,614	387,845
Consolidated Communications Holdings, Inc. (b)	9,372	37,488
Frontier Communications Corp. (a)(b)	9,720	8,845
GCI Liberty, Inc. (a)	13,725	960,476
Globalstar, Inc. (a)(b)	75,574	28,869
Intelsat SA (a)	10,396	263,954
Iridium Communications, Inc. (a)	13,840	338,665
ORBCOMM, Inc. (a)	9,667	38,765
Pareteum Corp. (a)(b)	7,391	2,735
PDVWireless, Inc. (a)	1,126	45,671
Verizon Communications, Inc.	571,803	34,576,927
Vonage Holdings Corp. (a)	28,426	277,722
Zayo Group Holdings, Inc. (a)	27,711	946,054
		78,545,758
Entertainment - 1.5%
Activision Blizzard, Inc.	105,479	5,909,988
AMC Entertainment Holdings, Inc. Class A (b)	7,046	66,021
Cinemark Holdings, Inc.	13,727	502,408
Electronic Arts, Inc. (a)	41,724	4,022,194
Gaia, Inc. Class A (a)(b)	4,076	28,247
Glu Mobile, Inc. (a)(b)	14,673	87,011
Lions Gate Entertainment Corp.:
Class A (b)	10,403	83,120
Class B	10,193	76,346
Live Nation Entertainment, Inc. (a)	19,302	1,360,791
Marcus Corp.	2,499	90,214
Netflix, Inc. (a)	60,540	17,399,801
Rosetta Stone, Inc. (a)	2,475	47,421
Take-Two Interactive Software, Inc. (a)	15,640	1,882,274
The Madison Square Garden Co. (a)	2,560	683,315
The Walt Disney Co.	206,290	26,801,197
Viacom, Inc.:
Class A	10,524	251,418
Class B (non-vtg.)	43,385	935,381
World Wrestling Entertainment, Inc. Class A (b)	5,918	331,645
Zynga, Inc. (a)	116,033	715,924
		61,274,716
Interactive Media & Services - 4.3%
Alphabet, Inc.:
Class A (a)	41,308	51,998,510
Class C (a)	42,726	53,839,460
ANGI Homeservices, Inc. Class A (a)(b)	6,668	45,676
Care.com, Inc. (a)(b)	3,169	37,014
CarGurus, Inc. Class A (a)(b)	4,223	141,851
Cars.com, Inc. (a)(b)	8,435	95,400
Eventbrite, Inc. (a)(b)	3,432	61,707
Facebook, Inc. Class A (a)	332,851	63,790,894
IAC/InterActiveCorp (a)	10,716	2,435,211
Liberty TripAdvisor Holdings, Inc. (a)	8,976	86,618
Match Group, Inc. (b)	7,141	521,222
MeetMe, Inc. (a)	9,009	38,378
QuinStreet, Inc. (a)(b)	4,489	57,594
Snap, Inc. Class A (a)(b)	97,388	1,466,663
TripAdvisor, Inc. (a)	14,975	604,990
TrueCar, Inc. (a)	11,166	36,624
Twitter, Inc. (a)	100,230	3,003,893
Yelp, Inc. (a)	11,088	382,647
Zillow Group, Inc.:
Class A (a)(b)	9,286	300,774
Class C (a)(b)	13,020	424,061
		179,369,187
Media - 1.6%
Altice U.S.A., Inc. Class A (a)	16,286	504,052
AMC Networks, Inc. Class A (a)	5,681	247,408
Cable One, Inc.	705	934,386
Cardlytics, Inc. (a)(b)	1,004	42,078
CBS Corp. Class B	47,516	1,712,477
Charter Communications, Inc. Class A (a)(b)	24,409	11,419,995
Comcast Corp. Class A	628,814	28,183,443
comScore, Inc. (a)	5,662	13,079
Discovery Communications, Inc.:
Class A (a)(b)	27,643	745,117
Class C (non-vtg.) (a)	43,743	1,104,073
DISH Network Corp. Class A (a)	33,867	1,164,347
E.W. Scripps Co. Class A	6,716	90,229
Emerald Expositions Events, Inc.	2,861	27,809
Entercom Communications Corp. Class A	16,291	56,693
Entravision Communication Corp. Class A	7,813	22,189
Fluent, Inc. (a)	3,149	7,337
Fox Corp.:
Class A	44,735	1,433,309
Class B	27,556	860,849
Gannett Co., Inc.	14,124	153,245
Gray Television, Inc. (a)	10,039	164,740
Interpublic Group of Companies, Inc.	56,120	1,220,610
John Wiley & Sons, Inc. Class A	5,772	265,916
Liberty Broadband Corp.:
Class A (a)	5,999	707,822
Class C (a)	18,639	2,200,707
Liberty Global PLC:
Class A (a)	34,016	855,502
Class C (a)	76,257	1,820,255
Liberty Latin America Ltd.:
Class A (a)	5,531	103,374
Class C (a)	15,896	292,645
Liberty Media Corp.:
Liberty Braves Class C (a)	4,026	118,405
Liberty Formula One Group Series C (a)	28,150	1,196,375
Liberty Media Class A (a)	4,431	179,145
Liberty SiriusXM Series A (a)	14,818	665,476
Liberty SiriusXM Series C (a)	18,356	829,508
Loral Space & Communications Ltd. (a)	1,682	67,263
Meredith Corp. (b)	5,304	199,961
MSG Network, Inc. Class A (a)(b)	7,348	119,111
National CineMedia, Inc.	8,459	71,013
New Media Investment Group, Inc. (b)	7,503	66,101
News Corp.:
Class A	42,949	588,831
Class B	25,724	363,223
Nexstar Broadcasting Group, Inc. Class A	6,396	622,267
Omnicom Group, Inc.	31,928	2,464,522
Scholastic Corp.	3,889	149,727
Sinclair Broadcast Group, Inc. Class A	9,764	388,998
Sirius XM Holdings, Inc.	173,536	1,166,162
TechTarget, Inc. (a)	2,690	65,636
Tegna, Inc.	31,031	466,396
The New York Times Co. Class A	19,156	591,920
Tribune Publishing Co.	2,411	21,603
WideOpenWest, Inc. (a)	4,114	26,124
		66,781,453
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc. (a)	5,067	47,984
Gogo, Inc. (a)(b)	7,469	45,934
NII Holdings, Inc. (a)(b)	11,652	22,022
Shenandoah Telecommunications Co.	5,795	186,367
Spok Holdings, Inc.	3,634	43,245
T-Mobile U.S., Inc. (a)	43,438	3,590,585
Telephone & Data Systems, Inc.	13,335	347,910
U.S. Cellular Corp. (a)	1,740	64,763
		4,348,810

TOTAL COMMUNICATION SERVICES		390,319,924

CONSUMER DISCRETIONARY - 10.3%
Auto Components - 0.3%
Adient PLC	12,347	261,633
American Axle & Manufacturing Holdings, Inc. (a)	13,572	113,462
Aptiv PLC	36,347	3,254,874
Autoliv, Inc.	12,347	961,090
BorgWarner, Inc.	28,347	1,181,503
Cooper Tire & Rubber Co.	6,125	172,970
Cooper-Standard Holding, Inc. (a)	2,132	67,926
Dana, Inc.	20,397	331,043
Delphi Technologies PLC	11,362	138,730
Dorman Products, Inc. (a)	4,034	290,246
Fox Factory Holding Corp. (a)	6,007	366,067
Garrett Motion, Inc. (a)	9,622	91,409
Gentex Corp.	35,922	1,007,612
Gentherm, Inc. (a)	4,210	175,852
LCI Industries	3,576	347,301
Lear Corp.	8,810	1,037,554
Modine Manufacturing Co. (a)	6,503	74,329
Motorcar Parts of America, Inc. (a)(b)	2,368	45,134
Standard Motor Products, Inc.	2,551	133,570
Stoneridge, Inc. (a)	3,588	110,797
Superior Industries International, Inc.	2,407	6,258
Tenneco, Inc.	6,624	83,396
The Goodyear Tire & Rubber Co.	35,393	561,687
Veoneer, Inc. (a)(b)	11,025	175,518
Visteon Corp. (a)(b)	4,138	384,917
		11,374,878
Automobiles - 0.4%
Ford Motor Co.	545,201	4,683,277
General Motors Co.	181,079	6,728,896
Harley-Davidson, Inc.	24,930	970,026
Tesla, Inc. (a)(b)	18,830	5,929,944
Thor Industries, Inc.	7,026	444,465
Winnebago Industries, Inc.	4,089	196,558
		18,953,166
Distributors - 0.1%
Core-Mark Holding Co., Inc.	5,718	174,513
Funko, Inc. (a)	1,484	26,712
Genuine Parts Co.	20,330	2,085,451
LKQ Corp. (a)	44,507	1,512,793
Pool Corp.	5,601	1,161,647
		4,961,116
Diversified Consumer Services - 0.2%
Adtalem Global Education, Inc. (a)	8,627	256,912
American Public Education, Inc. (a)	2,296	49,869
Bright Horizons Family Solutions, Inc. (a)	8,061	1,197,220
Career Education Corp. (a)	9,096	128,799
Carriage Services, Inc.	1,897	48,867
Chegg, Inc. (a)	14,748	452,174
Frontdoor, Inc. (a)	9,167	442,124
Graham Holdings Co.	616	387,871
Grand Canyon Education, Inc. (a)	6,524	599,947
H&R Block, Inc.	27,923	697,796
Houghton Mifflin Harcourt Co. (a)	12,308	79,510
K12, Inc. (a)	4,744	93,884
Laureate Education, Inc. Class A (a)	8,822	136,344
Regis Corp. (a)	4,615	95,069
Service Corp. International	24,984	1,136,272
ServiceMaster Global Holdings, Inc. (a)	18,753	757,246
Strategic Education, Inc.	3,202	393,942
Weight Watchers International, Inc. (a)	5,531	192,866
Zovio, Inc. (a)	2,591	5,078
		7,151,790
Hotels, Restaurants & Leisure - 2.0%
ARAMARK Holdings Corp.	34,321	1,501,887
BFC Financial Corp. Class A	10,770	48,142
BJ's Restaurants, Inc.	2,924	115,761
Bloomin' Brands, Inc.	11,866	235,065
Boyd Gaming Corp. (b)	10,796	294,191
Brinker International, Inc. (b)	4,927	219,005
Caesars Entertainment Corp. (a)	80,006	982,474
Carnival Corp.	55,087	2,362,681
Carrols Restaurant Group, Inc. (a)(b)	3,595	25,632
Chipotle Mexican Grill, Inc. (a)	3,357	2,612,283
Choice Hotels International, Inc.	4,812	425,766
Churchill Downs, Inc.	4,896	636,431
Chuy's Holdings, Inc. (a)	2,053	50,032
Cracker Barrel Old Country Store, Inc.	3,440	534,920
Darden Restaurants, Inc.	16,963	1,904,436
Dave & Buster's Entertainment, Inc.	5,623	223,683
Del Taco Restaurants, Inc. (a)	4,180	31,914
Denny's Corp. (a)	7,786	156,654
Dine Brands Global, Inc.	2,312	169,123
Domino's Pizza, Inc.	5,754	1,562,901
Drive Shack, Inc. (a)(b)	6,979	27,846
Dunkin' Brands Group, Inc.	11,616	913,250
El Pollo Loco Holdings, Inc. (a)(b)	2,759	32,060
Eldorado Resorts, Inc. (a)(b)	9,187	411,302
Everi Holdings, Inc. (a)	9,279	93,347
Extended Stay America, Inc. unit	24,032	341,495
Fiesta Restaurant Group, Inc. (a)	3,604	30,976
Golden Entertainment, Inc. (a)	2,299	33,290
Habit Restaurants, Inc. Class A (a)	3,046	32,013
Hilton Grand Vacations, Inc. (a)	13,650	474,065
Hilton Worldwide Holdings, Inc.	40,790	3,954,998
Hyatt Hotels Corp. Class A	5,511	411,892
Jack in the Box, Inc.	3,376	283,652
Las Vegas Sands Corp.	50,909	3,148,213
Lindblad Expeditions Holdings (a)	4,382	68,973
Marriott International, Inc. Class A	39,760	5,031,628
Marriott Vacations Worldwide Corp.	5,613	617,037
McDonald's Corp.	106,924	21,031,951
MGM Mirage, Inc.	70,663	2,013,896
Monarch Casino & Resort, Inc. (a)	1,420	61,330
Noodles & Co. (a)(b)	4,940	26,330
Norwegian Cruise Line Holdings Ltd. (a)	29,908	1,518,130
Papa John's International, Inc. (b)	2,881	168,683
Penn National Gaming, Inc. (a)	15,518	330,766
Planet Fitness, Inc. (a)	12,018	765,066
Playa Hotels & Resorts NV (a)	6,492	54,143
PlayAGS, Inc. (a)	2,621	30,246
Potbelly Corp. (a)	3,003	12,763
Red Robin Gourmet Burgers, Inc. (a)(b)	1,705	52,003
Red Rock Resorts, Inc.	8,942	194,757
Royal Caribbean Cruises Ltd.	23,560	2,564,035
Ruth's Hospitality Group, Inc.	3,849	79,212
Scientific Games Corp. Class A (a)(b)	7,038	168,842
SeaWorld Entertainment, Inc. (a)(b)	8,817	232,945
Shake Shack, Inc. Class A (a)	3,400	279,752
Six Flags Entertainment Corp.	11,046	466,031
Starbucks Corp.	171,950	14,540,092
Texas Roadhouse, Inc. Class A	9,117	515,111
The Cheesecake Factory, Inc. (b)	6,363	265,910
Vail Resorts, Inc.	5,635	1,309,405
Wendy's Co.	25,342	536,744
Wingstop, Inc.	3,811	317,952
Wyndham Destinations, Inc.	14,459	671,042
Wyndham Hotels & Resorts, Inc.	15,060	812,788
Wynn Resorts Ltd.	13,615	1,652,044
Yum! Brands, Inc.	43,048	4,378,412
		85,049,399
Household Durables - 0.5%
Beazer Homes U.S.A., Inc. (a)	4,419	66,329
Cavco Industries, Inc. (a)	1,236	236,879
Century Communities, Inc. (a)	3,625	109,366
D.R. Horton, Inc.	47,108	2,467,046
Ethan Allen Interiors, Inc.	3,712	73,164
Garmin Ltd.	16,334	1,531,313
GoPro, Inc. Class A (a)(b)	15,078	62,724
Helen of Troy Ltd. (a)	3,755	562,349
Hooker Furniture Corp.	1,528	36,168
Hovnanian Enterprises, Inc. Class A (a)	462	11,587
Installed Building Products, Inc. (a)	2,837	185,029
iRobot Corp. (a)(b)	3,562	171,190
KB Home	13,198	471,037
La-Z-Boy, Inc.	6,002	213,131
Leggett & Platt, Inc. (b)	18,529	950,538
Lennar Corp.:
Class A	36,898	2,199,121
Class B	6,363	299,188
LGI Homes, Inc. (a)(b)	2,377	186,547
Libbey, Inc. (a)(b)	1,607	2,893
Lovesac (a)(b)	527	8,606
M.D.C. Holdings, Inc.	6,334	245,189
M/I Homes, Inc. (a)	3,683	162,715
Meritage Homes Corp. (a)	5,512	397,360
Mohawk Industries, Inc. (a)	8,948	1,282,964
Newell Brands, Inc.	59,214	1,123,290
NVR, Inc. (a)	469	1,705,561
PulteGroup, Inc.	35,634	1,398,278
Roku, Inc. Class A (a)(b)	6,897	1,015,238
Skyline Champion Corp. (a)	5,045	142,420
Taylor Morrison Home Corp. (a)	17,031	426,627
Tempur Sealy International, Inc. (a)	6,020	547,519
Toll Brothers, Inc.	20,239	804,905
TopBuild Corp. (a)	4,919	511,232
TRI Pointe Homes, Inc. (a)	18,515	291,426
Tupperware Brands Corp.	5,973	57,520
Turtle Beach Corp. (a)	670	7,290
Universal Electronics, Inc. (a)	1,843	96,057
Vuzix Corp. (a)	2,780	6,672
Whirlpool Corp.	8,919	1,356,758
William Lyon Homes, Inc. (a)	3,946	76,355
Zagg, Inc. (a)(b)	2,551	18,801
		21,518,382
Internet & Direct Marketing Retail - 3.0%
1-800-FLOWERS.com, Inc. Class A (a)	2,826	40,299
Amazon.com, Inc. (a)	56,897	101,086,624
Blue Apron Holdings, Inc. Class A (a)(b)	567	4,060
Duluth Holdings, Inc. (a)(b)	973	8,991
eBay, Inc.	125,603	4,427,506
Etsy, Inc. (a)	16,379	728,702
Expedia, Inc.	16,496	2,254,343
Groupon, Inc. (a)	52,455	145,825
GrubHub, Inc. (a)(b)	12,315	419,449
Lands' End, Inc. (a)(b)	2,645	31,925
Liberty Interactive Corp. QVC Group Series A (a)	61,130	583,180
Overstock.com, Inc. (a)(b)	2,821	29,705
PetMed Express, Inc.	2,772	64,906
Quotient Technology, Inc. (a)	9,946	85,635
Shutterstock, Inc. (a)	2,376	96,418
Stamps.com, Inc. (a)	2,405	203,054
Stitch Fix, Inc. (a)(b)	3,007	68,740
The Booking Holdings, Inc. (a)	6,442	13,198,176
The Rubicon Project, Inc. (a)	5,843	49,666
Wayfair LLC Class A (a)(b)	8,353	686,867
		124,214,071
Leisure Products - 0.1%
Acushnet Holdings Corp.	4,120	117,214
American Outdoor Brands Corp. (a)	6,466	45,779
Brunswick Corp.	12,512	728,699
Callaway Golf Co. (b)	11,248	227,435
Clarus Corp.	4,874	62,144
Hasbro, Inc.	15,973	1,554,333
Johnson Outdoors, Inc. Class A	701	41,044
Malibu Boats, Inc. Class A (a)	2,826	92,184
Mattel, Inc. (a)(b)	47,362	565,502
MCBC Holdings, Inc. (a)	2,301	36,241
Nautilus, Inc. (a)	2,881	4,754
Polaris, Inc.	8,198	808,733
Sturm, Ruger & Co., Inc.	2,246	102,777
Vista Outdoor, Inc. (a)	6,681	44,763
YETI Holdings, Inc. (b)	2,075	69,118
		4,500,720
Multiline Retail - 0.5%
Big Lots, Inc. (b)	5,222	113,161
Dillard's, Inc. Class A (b)	2,317	159,827
Dollar General Corp.	36,470	5,847,600
Dollar Tree, Inc. (a)	32,818	3,623,107
JC Penney Corp., Inc. (a)(b)	37,289	37,289
Kohl's Corp.	23,037	1,180,877
Macy's, Inc. (b)	42,150	638,994
Nordstrom, Inc. (b)	15,280	548,552
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	7,425	474,309
Target Corp.	72,392	7,739,429
		20,363,145
Specialty Retail - 2.4%
Aaron's, Inc. Class A	9,576	717,530
Abercrombie & Fitch Co. Class A	10,833	175,386
Advance Auto Parts, Inc.	10,277	1,669,807
America's Car Mart, Inc. (a)	848	77,160
American Eagle Outfitters, Inc. (b)	24,180	371,888
Asbury Automotive Group, Inc. (a)	2,777	286,392
Ascena Retail Group, Inc. (a)	19,941	7,023
At Home Group, Inc. (a)(b)	2,996	25,526
AutoNation, Inc. (a)(b)	8,105	412,139
AutoZone, Inc. (a)	3,483	3,985,876
Barnes & Noble Education, Inc. (a)	4,975	20,447
Bed Bath & Beyond, Inc. (b)	17,975	246,258
Best Buy Co., Inc.	32,152	2,309,478
Boot Barn Holdings, Inc. (a)	3,715	130,211
Burlington Stores, Inc. (a)	9,469	1,819,658
Caleres, Inc. (b)	5,682	122,277
Camping World Holdings, Inc.	3,572	33,755
CarMax, Inc. (a)(b)	24,081	2,243,627
Carvana Co. Class A (a)(b)	4,576	371,022
Chico's FAS, Inc. (b)	15,269	52,525
Citi Trends, Inc.	1,910	34,094
Conn's, Inc. (a)(b)	3,203	77,481
Dick's Sporting Goods, Inc. (b)	9,524	370,769
DSW, Inc. Class A	8,798	145,167
Express, Inc. (a)(b)	11,382	36,650
Five Below, Inc. (a)	7,528	941,828
Floor & Decor Holdings, Inc. Class A (a)	7,565	346,704
Foot Locker, Inc.	15,600	678,756
GameStop Corp. Class A (b)	13,831	75,241
Gap, Inc.	30,113	489,637
Genesco, Inc. (a)	2,438	94,716
GNC Holdings, Inc. Class A (a)(b)	7,483	19,755
Group 1 Automotive, Inc.	2,631	261,627
Guess?, Inc. (b)	7,249	121,421
Haverty Furniture Companies, Inc.	2,853	51,753
Hibbett Sports, Inc. (a)(b)	2,272	54,210
J.Jill, Inc. (b)	1,093	1,891
Kirkland's, Inc. (a)(b)	1,629	2,574
L Brands, Inc.	32,442	552,812
Lithia Motors, Inc. Class A (sub. vtg.)	3,139	494,330
Lowe's Companies, Inc.	111,315	12,423,867
Lumber Liquidators Holdings, Inc. (a)(b)	3,917	36,154
MarineMax, Inc. (a)	3,142	48,544
Michaels Companies, Inc. (a)(b)	13,747	120,011
Monro, Inc.	4,303	301,683
Murphy U.S.A., Inc. (a)	4,220	497,665
National Vision Holdings, Inc. (a)	7,986	190,067
O'Reilly Automotive, Inc. (a)	11,137	4,850,275
Office Depot, Inc.	71,914	148,143
Party City Holdco, Inc. (a)(b)	6,836	38,418
Penske Automotive Group, Inc.	5,406	263,380
Rent-A-Center, Inc.	5,660	146,424
RH (a)(b)	2,616	475,327
Ross Stores, Inc.	52,254	5,730,696
Sally Beauty Holdings, Inc. (a)	17,210	266,755
Shoe Carnival, Inc. (b)	1,012	33,588
Signet Jewelers Ltd.	6,717	107,741
Sleep Number Corp. (a)(b)	4,344	209,033
Sonic Automotive, Inc. Class A (sub. vtg.)	3,804	122,603
Sportsman's Warehouse Holdings, Inc. (a)	6,001	40,867
Tailored Brands, Inc. (b)	5,812	26,968
The Buckle, Inc.	4,085	85,458
The Cato Corp. Class A (sub. vtg.)	3,559	62,247
The Children's Place Retail Stores, Inc.	2,004	164,148
The Container Store Group, Inc. (a)	1,909	8,056
The Home Depot, Inc.	156,206	36,642,803
Tiffany & Co., Inc.	14,983	1,865,533
Tile Shop Holdings, Inc.	7,075	11,886
Tilly's, Inc.	1,920	19,699
TJX Companies, Inc.	170,965	9,856,132
Tractor Supply Co.	17,258	1,639,855
Ulta Beauty, Inc. (a)	7,944	1,852,144
Urban Outfitters, Inc. (a)(b)	9,901	284,159
Williams-Sonoma, Inc. (b)	10,937	730,482
Zumiez, Inc. (a)	2,445	78,020
		99,308,232
Textiles, Apparel & Luxury Goods - 0.8%
Capri Holdings Ltd. (a)	21,891	680,153
Carter's, Inc. (b)	6,614	662,987
Columbia Sportswear Co.	3,821	345,609
Crocs, Inc. (a)	9,329	326,422
Deckers Outdoor Corp. (a)	4,196	641,568
Fossil Group, Inc. (a)(b)	5,274	57,381
G-III Apparel Group Ltd. (a)	5,484	137,703
Hanesbrands, Inc. (b)	51,992	790,798
Kontoor Brands, Inc. (b)	6,783	257,754
lululemon athletica, Inc. (a)	14,750	3,012,983
Movado Group, Inc.	2,254	58,717
NIKE, Inc. Class B	176,310	15,788,561
Oxford Industries, Inc.	2,297	158,171
PVH Corp.	10,215	890,339
Ralph Lauren Corp.	7,675	737,261
Rocky Brands, Inc.	723	20,107
Samsonite International SA	192,600	392,165
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	18,087	675,911
Steven Madden Ltd.	11,182	460,475
Tapestry, Inc.	39,202	1,013,764
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	30,940	638,911
Class C (non-vtg.) (a)	21,406	396,011
Unifi, Inc. (a)	1,529	41,742
Vera Bradley, Inc. (a)	2,235	24,049
VF Corp.	44,842	3,690,048
Wolverine World Wide, Inc.	13,318	395,278
		32,294,868

TOTAL CONSUMER DISCRETIONARY		429,689,767

CONSUMER STAPLES - 6.6%
Beverages - 1.6%
Boston Beer Co., Inc. Class A (a)(b)	1,182	442,612
Brown-Forman Corp. Class B (non-vtg.)	22,830	1,495,822
Coca-Cola Bottling Co. Consolidated	598	164,067
Constellation Brands, Inc. Class A (sub. vtg.)	23,212	4,417,940
Craft Brew Alliance, Inc. (a)	2,911	21,221
MGP Ingredients, Inc. (b)	1,691	72,527
Molson Coors Brewing Co. Class B	25,995	1,370,456
Monster Beverage Corp. (a)	55,147	3,095,401
National Beverage Corp. (b)	1,594	70,072
PepsiCo, Inc.	195,199	26,775,447
Primo Water Corp. (a)(b)	4,043	48,900
The Coca-Cola Co.	530,643	28,882,898
		66,857,363
Food & Staples Retailing - 1.4%
Andersons, Inc.	3,665	67,509
BJ's Wholesale Club Holdings, Inc. (a)(b)	9,189	245,346
Casey's General Stores, Inc.	5,049	862,420
Chefs' Warehouse Holdings (a)	2,958	97,984
Costco Wholesale Corp.	60,708	18,036,954
Ingles Markets, Inc. Class A	2,081	82,054
Kroger Co.	112,546	2,773,133
Natural Grocers by Vitamin Cottage, Inc. (a)	957	8,393
Performance Food Group Co. (a)	14,351	611,496
PriceSmart, Inc.	3,314	245,567
Rite Aid Corp. (a)(b)	6,422	59,082
SpartanNash Co.	4,143	54,253
Sprouts Farmers Market LLC (a)	20,230	392,664
Sysco Corp.	66,269	5,292,905
U.S. Foods Holding Corp. (a)	30,175	1,197,042
United Natural Foods, Inc. (a)	6,297	47,228
Walgreens Boots Alliance, Inc.	111,708	6,119,364
Walmart, Inc.	196,786	23,075,126
Weis Markets, Inc.	1,938	74,594
		59,343,114
Food Products - 1.2%
Archer Daniels Midland Co.	77,652	3,264,490
B&G Foods, Inc. Class A (b)	8,934	138,924
Bunge Ltd.	19,717	1,064,718
Cal-Maine Foods, Inc.	3,920	156,369
Calavo Growers, Inc. (b)	2,012	174,501
Campbell Soup Co. (b)	26,355	1,220,500
Conagra Brands, Inc.	66,606	1,801,692
Darling International, Inc. (a)	25,732	496,628
Dean Foods Co. (b)	7,969	7,810
Farmer Brothers Co. (a)	2,389	30,651
Flowers Foods, Inc.	24,709	536,679
Fresh Del Monte Produce, Inc.	3,943	125,782
Freshpet, Inc. (a)	3,256	170,159
General Mills, Inc.	82,605	4,201,290
Hormel Foods Corp.	37,345	1,527,037
Hostess Brands, Inc. Class A (a)(b)	12,914	165,041
Ingredion, Inc.	9,924	783,996
J&J Snack Foods Corp.	2,091	398,879
John B. Sanfilippo & Son, Inc.	1,123	119,173
Kellogg Co.	35,442	2,251,630
Lamb Weston Holdings, Inc.	20,136	1,571,413
Lancaster Colony Corp.	2,833	394,297
Limoneira Co.	2,127	40,243
McCormick & Co., Inc. (non-vtg.)	17,040	2,738,158
Mondelez International, Inc.	201,688	10,578,536
Pilgrim's Pride Corp. (a)	6,799	206,418
Post Holdings, Inc. (a)	9,051	931,348
Sanderson Farms, Inc.	2,989	462,727
Seaboard Corp.	35	147,668
The Hain Celestial Group, Inc. (a)(b)	12,858	303,963
The Hershey Co.	19,278	2,831,360
The J.M. Smucker Co.	15,801	1,669,850
The Kraft Heinz Co.	85,950	2,778,764
The Simply Good Foods Co. (a)	6,160	151,166
Tootsie Roll Industries, Inc.	2,606	89,334
TreeHouse Foods, Inc. (a)	7,652	413,361
Tyson Foods, Inc. Class A	40,796	3,377,501
		47,322,056
Household Products - 1.5%
Central Garden & Pet Co. (a)	2,190	65,744
Central Garden & Pet Co. Class A (non-vtg.) (a)	5,334	150,846
Church & Dwight Co., Inc.	33,956	2,374,883
Clorox Co.	17,583	2,596,833
Colgate-Palmolive Co.	120,920	8,295,112
Energizer Holdings, Inc. (b)	8,880	377,311
Kimberly-Clark Corp.	47,881	6,362,427
Procter & Gamble Co.	344,857	42,938,145
Spectrum Brands Holdings, Inc.	6,929	347,905
WD-40 Co.	2,004	375,550
		63,884,756
Personal Products - 0.2%
Avon Products, Inc. (a)	64,784	277,923
Coty, Inc. Class A	61,097	714,224
Edgewell Personal Care Co. (a)	7,073	247,555
elf Beauty, Inc. (a)	2,654	44,587
Estee Lauder Companies, Inc. Class A	30,378	5,658,510
Herbalife Nutrition Ltd. (a)	14,397	643,114
Inter Parfums, Inc.	2,576	199,460
MediFast, Inc. (b)	1,562	173,288
Natural Health Trends Corp.	523	3,541
Nu Skin Enterprises, Inc. Class A	7,983	355,882
USANA Health Sciences, Inc.(a)	1,778	131,768
		8,449,852
Tobacco - 0.7%
22nd Century Group, Inc. (a)(b)	11,725	22,160
Altria Group, Inc.	261,109	11,695,072
Philip Morris International, Inc.	215,583	17,557,080
Pyxus International, Inc. (a)(b)	724	8,268
Turning Point Brands, Inc. (b)	1,076	22,456
Universal Corp.	3,239	177,497
Vector Group Ltd. (b)	16,557	201,995
		29,684,528

TOTAL CONSUMER STAPLES		275,541,669

ENERGY - 4.0%
Energy Equipment & Services - 0.4%
Apergy Corp. (a)	9,933	250,014
Archrock, Inc.	16,759	161,557
Baker Hughes, A GE Co. Class A	73,939	1,582,295
Basic Energy Services, Inc. (a)(b)	2,045	1,166
Cactus, Inc.	4,595	136,563
Carbo Ceramics, Inc. (a)(b)	3,631	5,265
Core Laboratories NV (b)	5,993	263,932
COVIA Corp. (a)(b)	2,428	3,351
Diamond Offshore Drilling, Inc. (a)(b)	7,331	38,781
DMC Global, Inc. (b)	1,683	75,297
Dril-Quip, Inc. (a)	5,370	220,277
Exterran Corp. (a)	4,471	56,648
Forum Energy Technologies, Inc. (a)	9,364	10,862
Frank's International NV (a)	8,675	42,508
FTS International, Inc. (a)	2,683	4,078
Halliburton Co.	125,979	2,425,096
Helix Energy Solutions Group, Inc. (a)	17,895	153,718
Helmerich & Payne, Inc.	15,772	591,450
ION Geophysical Corp. (a)	4,309	40,634
Keane Group, Inc. (a)(b)	19,085	82,447
KLX Energy Services Holdings, Inc. (a)	3,334	26,472
Liberty Oilfield Services, Inc. Class A (b)	4,300	39,603
Mammoth Energy Services, Inc.	1,206	1,930
Matrix Service Co. (a)	3,738	70,125
McDermott International, Inc. (a)(b)	22,853	37,250
Nabors Industries Ltd.	43,019	79,585
National Oilwell Varco, Inc.	52,061	1,177,620
NCS Multistage Holdings, Inc. (a)	1,294	2,912
Newpark Resources, Inc. (a)	10,431	62,586
Nine Energy Service, Inc. (a)	2,008	11,345
Noble Corp. (a)(b)	32,969	40,552
Oceaneering International, Inc. (a)	12,763	180,724
Oil States International, Inc. (a)	7,587	108,266
Patterson-UTI Energy, Inc.	31,920	265,574
ProPetro Holding Corp. (a)	9,761	75,648
RPC, Inc. (b)	7,684	31,812
Schlumberger Ltd.	190,982	6,243,202
SEACOR Holdings, Inc. (a)	2,245	96,333
Select Energy Services, Inc. Class A (a)	8,538	64,889
Solaris Oilfield Infrastructure, Inc. Class A	4,008	42,645
TechnipFMC PLC	60,846	1,200,492
TETRA Technologies, Inc. (a)	18,640	31,688
Tidewater, Inc. (a)	4,139	67,176
Transocean Ltd. (United States) (a)(b)	73,885	350,954
U.S. Silica Holdings, Inc. (b)	9,577	42,713
Valaris PLC Class A (b)	14,148	58,148
		16,556,183
Oil, Gas & Consumable Fuels - 3.6%
Abraxas Petroleum Corp. (a)	15,774	4,574
Amplify Energy Corp. New	3,051	22,120
Antero Resources Corp. (a)(b)	29,211	73,028
Apache Corp.	53,132	1,150,839
Arch Coal, Inc. (b)	2,518	198,645
Bonanza Creek Energy, Inc. (a)	2,398	42,732
Cabot Oil & Gas Corp.	58,290	1,086,526
California Resources Corp. (a)(b)	6,646	37,151
Callon Petroleum Co. (a)(b)	28,568	108,558
Carrizo Oil & Gas, Inc. (a)(b)	10,236	75,337
Centennial Resource Development, Inc. Class A (a)	23,734	80,696
Cheniere Energy, Inc. (a)	30,712	1,890,324
Chesapeake Energy Corp. (a)(b)	117,615	157,604
Chevron Corp.	265,007	30,777,913
Cimarex Energy Co.	13,090	552,660
Clean Energy Fuels Corp. (a)	16,045	36,101
CNX Resources Corp. (a)(b)	26,517	223,538
Concho Resources, Inc.	27,650	1,866,928
ConocoPhillips Co.	160,942	8,883,998
CONSOL Energy, Inc. (a)(b)	3,365	44,519
Contango Oil & Gas Co. (a)(b)	3,597	8,957
Continental Resources, Inc.	12,821	377,835
CVR Energy, Inc.	3,669	173,984
Delek U.S. Holdings, Inc. (b)	10,826	432,499
Denbury Resources, Inc. (a)(b)	55,769	55,663
Devon Energy Corp.	67,874	1,376,485
Diamondback Energy, Inc.	21,926	1,880,374
Earthstone Energy, Inc. (a)	2,242	8,699
EOG Resources, Inc.	80,310	5,566,286
EQT Corp.	35,262	378,714
Equitrans Midstream Corp. (b)	28,644	398,724
Evolution Petroleum Corp.	3,204	18,006
Extraction Oil & Gas, Inc. (a)(b)	15,183	25,811
Exxon Mobil Corp.	588,017	39,732,309
Green Plains, Inc.	4,862	59,948
Gulfport Energy Corp. (a)(b)	20,476	57,026
Hess Corp.	34,458	2,265,614
Highpoint Resources, Inc. (a)(b)	13,742	14,567
HollyFrontier Corp.	21,637	1,188,737
International Seaways, Inc. (a)	3,490	87,739
Jagged Peak Energy, Inc. (a)(b)	7,075	50,162
Kinder Morgan, Inc.	261,617	5,227,108
Kosmos Energy Ltd.	29,439	182,522
Laredo Petroleum, Inc. (a)	17,833	42,086
Lilis Energy, Inc. (a)(b)	5,087	1,119
Lonestar Resources U.S., Inc. (a)	2,533	6,079
Magnolia Oil & Gas Corp. Class A (a)	11,985	117,693
Marathon Oil Corp.	113,303	1,306,384
Marathon Petroleum Corp.	95,460	6,104,667
Matador Resources Co. (a)(b)	13,825	192,306
Montage Resources Corp. (a)	512	2,314
Murphy Oil Corp.	23,306	480,803
Noble Energy, Inc.	67,616	1,302,284
Northern Oil & Gas, Inc. (a)(b)	24,807	48,622
Oasis Petroleum, Inc. (a)	32,610	85,112
Occidental Petroleum Corp.	104,538	4,233,789
ONEOK, Inc.	56,923	3,974,933
Overseas Shipholding Group, Inc. (a)	7,564	12,329
Par Pacific Holdings, Inc. (a)	3,460	78,369
Parsley Energy, Inc. Class A	35,671	563,959
PBF Energy, Inc. Class A	17,039	550,019
PDC Energy, Inc. (a)	8,456	168,697
Peabody Energy Corp.	10,035	105,669
Penn Virginia Corp. (a)	1,501	35,724
Phillips 66 Co.	59,127	6,907,216
Pioneer Natural Resources Co.	23,498	2,890,724
QEP Resources, Inc.	30,272	100,806
Range Resources Corp. (b)	26,221	105,671
Renewable Energy Group, Inc. (a)(b)	4,854	79,314
Rex American Resources Corp. (a)	842	68,135
Ring Energy, Inc. (a)(b)	7,566	12,560
SandRidge Energy, Inc. (a)	3,184	13,946
SemGroup Corp. Class A	9,731	156,669
SM Energy Co.	13,842	108,521
Southwestern Energy Co. (a)(b)	74,626	152,983
SRC Energy, Inc. (a)	32,199	100,461
Talos Energy, Inc. (a)	2,505	53,933
Targa Resources Corp.	33,513	1,302,985
Teekay Corp. (b)	9,468	48,381
Teekay Tankers Ltd. (a)	25,072	51,147
Tellurian, Inc. (a)(b)	11,209	89,336
The Williams Companies, Inc.	166,557	3,715,887
Ultra Petroleum Corp. (a)(b)	23,123	4,625
Unit Corp. (a)	6,037	12,315
Uranium Energy Corp. (a)(b)	22,511	21,320
Valero Energy Corp.	58,642	5,687,101
W&T Offshore, Inc. (a)	10,328	41,622
Whiting Petroleum Corp. (a)(b)	11,590	73,481
World Fuel Services Corp.	9,863	411,978
WPX Energy, Inc. (a)	54,052	539,439
		149,045,073

TOTAL ENERGY		165,601,256

FINANCIALS - 13.8%
Banks - 5.9%
1st Source Corp.	4,237	216,850
Allegiance Bancshares, Inc. (a)(b)	1,105	36,752
Amalgamated Bank	920	16,753
Ameris Bancorp	4,712	201,909
Associated Banc-Corp.	20,923	420,762
Atlantic Capital Bancshares, Inc. (a)	2,798	52,183
Banc of California, Inc. (b)	4,933	67,927
BancFirst Corp.	2,199	127,300
Bancorp, Inc., Delaware (a)	7,734	84,301
BancorpSouth Bank	11,226	344,301
Bank of America Corp.	1,264,537	39,542,072
Bank of Hawaii Corp.	7,117	621,385
Bank of Marin Bancorp	2,269	99,541
Bank OZK	15,361	431,030
BankUnited, Inc.	13,405	459,792
Banner Corp.	4,090	220,778
BB&T Corp.	108,620	5,762,291
Berkshire Hills Bancorp, Inc.	4,676	145,096
BOK Financial Corp.	4,265	329,045
Boston Private Financial Holdings, Inc.	9,829	110,576
Brookline Bancorp, Inc., Delaware	11,171	175,385
Bryn Mawr Bank Corp.	2,558	97,485
Byline Bancorp, Inc. (a)	7,297	126,530
Cadence Bancorp Class A	19,632	301,940
Carolina Financial Corp.	2,750	104,363
Cathay General Bancorp	9,977	354,882
CBTX, Inc.	2,449	70,164
Centerstate Banks of Florida, Inc.	12,634	320,398
Central Pacific Financial Corp.	4,257	123,112
CIT Group, Inc.	16,100	690,529
Citigroup, Inc.	339,045	24,363,774
Citizens Financial Group, Inc.	65,086	2,288,424
City Holding Co.	1,913	151,777
Columbia Banking Systems, Inc.	12,304	483,547
Comerica, Inc.	22,855	1,495,174
Commerce Bancshares, Inc.	14,083	906,382
Community Bank System, Inc.	6,543	443,485
Community Trust Bancorp, Inc.	2,218	97,171
ConnectOne Bancorp, Inc.	4,540	110,231
Cullen/Frost Bankers, Inc.	8,089	728,657
Customers Bancorp, Inc. (a)	4,074	96,065
CVB Financial Corp.	12,824	266,483
Eagle Bancorp, Inc.	4,171	188,279
East West Bancorp, Inc.	22,768	977,203
Enterprise Financial Services Corp.	2,679	117,340
Equity Bancshares, Inc. (a)	3,939	109,347
FB Financial Corp.	1,859	70,029
Fifth Third Bancorp	92,039	2,676,494
Financial Institutions, Inc.	2,710	85,175
First Bancorp, North Carolina	3,633	137,146
First Bancorp, Puerto Rico	28,357	298,316
First Busey Corp.	5,365	141,475
First Citizens Bancshares, Inc.	1,128	554,886
First Commonwealth Financial Corp.	12,232	172,349
First Financial Bancorp, Ohio	12,840	300,970
First Financial Bankshares, Inc.	20,060	667,597
First Financial Corp., Indiana	1,482	65,015
First Foundation, Inc.	4,519	72,349
First Hawaiian, Inc.	14,507	396,476
First Horizon National Corp.	48,300	771,351
First Internet Bancorp	1,064	24,195
First Interstate Bancsystem, Inc.	4,305	180,638
First Merchants Corp.	6,399	253,080
First Midwest Bancorp, Inc., Delaware	14,215	291,976
First of Long Island Corp.	3,375	79,110
First Republic Bank	23,345	2,482,974
Flushing Financial Corp.	3,723	80,566
FNB Corp., Pennsylvania	54,695	659,622
Franklin Financial Network, Inc.	1,333	44,349
Fulton Financial Corp.	21,758	371,191
German American Bancorp, Inc.	2,865	94,688
Glacier Bancorp, Inc.	10,758	455,279
Great Southern Bancorp, Inc.	1,602	96,793
Great Western Bancorp, Inc.	7,738	269,824
Hancock Whitney Corp.	14,635	570,765
Hanmi Financial Corp.	3,453	66,470
Heartland Financial U.S.A., Inc.	3,427	160,315
Heritage Commerce Corp.	5,677	68,238
Heritage Financial Corp., Washington	4,051	111,524
Hilltop Holdings, Inc.	8,714	203,559
Home Bancshares, Inc.	20,147	372,317
Hope Bancorp, Inc.	15,480	220,900
Horizon Bancorp, Inc. Indiana	4,730	86,346
Huntington Bancshares, Inc.	143,953	2,034,056
IBERIABANK Corp.	7,033	516,152
Independent Bank Corp.	2,868	64,559
Independent Bank Corp., Massachusetts	3,620	297,130
Independent Bank Group, Inc.	4,666	249,491
International Bancshares Corp.	7,174	293,847
Investors Bancorp, Inc.	40,200	484,410
JPMorgan Chase & Co.	460,182	57,485,935
KeyCorp	149,589	2,688,114
Lakeland Bancorp, Inc.	5,987	99,085
Lakeland Financial Corp.	4,844	225,488
Live Oak Bancshares, Inc. (b)	2,856	51,836
M&T Bank Corp.	19,796	3,098,668
Mercantile Bank Corp.	2,098	73,871
Midland States Bancorp, Inc.	2,936	78,685
National Bank Holdings Corp.	3,239	111,422
NBT Bancorp, Inc.	5,547	220,493
OFG Bancorp	5,668	115,117
Old Line Bancshares, Inc.	2,401	70,301
Old National Bancorp, Indiana	19,051	342,823
Old Second Bancorp, Inc.	4,480	54,074
Opus Bank	2,956	73,279
Origin Bancorp, Inc.	300	10,557
Pacific Premier Bancorp, Inc.	5,670	191,391
PacWest Bancorp	17,887	661,640
Park National Corp.	1,825	184,781
Peapack-Gladstone Financial Corp.	3,045	88,914
Peoples Bancorp, Inc.	2,554	83,541
Peoples United Financial, Inc.	63,135	1,020,893
Pinnacle Financial Partners, Inc.	9,611	565,319
PNC Financial Services Group, Inc.	64,091	9,402,150
Popular, Inc.	12,916	703,405
Preferred Bank, Los Angeles	1,570	83,697
Prosperity Bancshares, Inc.	9,454	652,515
QCR Holdings, Inc.	2,173	88,180
Regions Financial Corp.	145,796	2,347,316
Renasant Corp.	5,725	198,658
S&T Bancorp, Inc.	4,290	161,540
Sandy Spring Bancorp, Inc.	4,268	147,246
Seacoast Banking Corp., Florida (a)	6,939	194,292
ServisFirst Bancshares, Inc.	5,875	205,625
Signature Bank	7,968	942,774
Simmons First National Corp. Class A	12,047	288,164
South State Corp.	4,761	375,452
Southside Bancshares, Inc.	4,062	139,936
Sterling Bancorp	29,371	577,140
Stock Yards Bancorp, Inc.	2,769	110,594
SunTrust Banks, Inc.	61,784	4,222,319
SVB Financial Group (a)	7,313	1,619,683
Synovus Financial Corp.	24,969	845,700
Tcf Financial Corp.	9,433	373,452
Texas Capital Bancshares, Inc. (a)	6,438	348,038
Tompkins Financial Corp.	1,535	134,328
TowneBank	8,289	232,838
Trico Bancshares	3,134	117,932
TriState Capital Holdings, Inc. (a)	3,002	69,406
Triumph Bancorp, Inc. (a)	3,159	102,510
Trustmark Corp.	8,698	298,515
U.S. Bancorp	210,731	12,015,882
UMB Financial Corp.	5,469	356,907
Umpqua Holdings Corp.	28,096	444,479
Union Bankshares Corp.	7,806	287,729
United Bankshares, Inc., West Virginia	13,035	515,404
United Community Bank, Inc.	9,989	301,768
Univest Corp. of Pennsylvania	4,666	120,150
Valley National Bancorp	49,251	570,327
Veritex Holdings, Inc.	6,086	149,837
Washington Trust Bancorp, Inc.	2,124	108,515
Webster Financial Corp.	13,664	602,582
Wells Fargo & Co.	587,147	30,314,400
WesBanco, Inc.	6,639	249,560
Westamerica Bancorp.	3,026	199,777
Western Alliance Bancorp.	15,531	766,144
Wintrust Financial Corp.	9,223	588,612
Zions Bancorp NA	26,987	1,308,060
		243,552,528
Capital Markets - 2.7%
Affiliated Managers Group, Inc.	6,933	553,808
Ameriprise Financial, Inc.	19,306	2,913,082
Artisan Partners Asset Management, Inc.	6,281	171,785
Ashford, Inc. (a)	37	885
Bank of New York Mellon Corp.	126,701	5,923,272
BGC Partners, Inc. Class A	71,808	373,402
BlackRock, Inc. Class A	16,851	7,780,107
Blucora, Inc. (a)	6,091	131,748
Cboe Global Markets, Inc.	15,424	1,776,074
Charles Schwab Corp.	165,943	6,755,540
CME Group, Inc.	49,585	10,202,114
Cohen & Steers, Inc.	2,789	182,512
Cowen Group, Inc. Class A (a)(b)	3,849	57,620
Diamond Hill Investment Group, Inc.	470	66,204
Donnelley Financial Solutions, Inc. (a)	9,397	106,186
E*TRADE Financial Corp.	35,300	1,475,187
Eaton Vance Corp. (non-vtg.)	17,435	795,036
Evercore, Inc. Class A	6,035	444,417
FactSet Research Systems, Inc.	5,404	1,370,022
Federated Investors, Inc. Class B (non-vtg.)	12,264	391,712
Focus Financial Partners, Inc. Class A (a)	2,637	57,698
Franklin Resources, Inc.	40,429	1,113,819
Gain Capital Holdings, Inc.	2,246	9,478
Goldman Sachs Group, Inc.	48,041	10,250,989
Greenhill & Co., Inc.	2,228	36,094
Hamilton Lane, Inc. Class A	2,228	132,833
Houlihan Lokey	4,095	193,530
Interactive Brokers Group, Inc.	9,781	465,087
Intercontinental Exchange, Inc.	78,900	7,441,848
INTL FCStone, Inc. (a)	1,848	73,920
Invesco Ltd.	60,393	1,015,810
Janus Henderson Group PLC	23,275	538,351
Lazard Ltd. Class A	18,517	691,240
Legg Mason, Inc.	11,250	419,175
LPL Financial	11,729	948,172
MarketAxess Holdings, Inc.	5,194	1,914,456
Moelis & Co. Class A	5,892	210,227
Moody's Corp.	23,025	5,081,387
Morgan Stanley	181,464	8,356,417
Morningstar, Inc.	2,551	412,854
MSCI, Inc.	12,171	2,854,830
Northern Trust Corp.	30,476	3,037,848
Oppenheimer Holdings, Inc. Class A (non-vtg.)	1,424	38,733
Piper Jaffray Companies	1,945	152,760
PJT Partners, Inc.	2,431	100,959
Raymond James Financial, Inc.	17,972	1,500,482
S&P Global, Inc.	34,752	8,965,668
SEI Investments Co.	19,450	1,165,444
State Street Corp.	52,391	3,461,473
Stifel Financial Corp.	11,615	650,208
T. Rowe Price Group, Inc.	33,755	3,908,829
TD Ameritrade Holding Corp.	37,177	1,426,853
The NASDAQ OMX Group, Inc.	15,933	1,589,635
Victory Capital Holdings, Inc.	1,748	27,199
Virtu Financial, Inc. Class A (b)	8,213	139,292
Virtus Investment Partners, Inc.	960	104,141
Waddell & Reed Financial, Inc. Class A (b)	10,385	171,976
Westwood Holdings Group, Inc.	1,225	37,032
WisdomTree Investments, Inc.	15,480	79,103
		110,246,563
Consumer Finance - 0.7%
Ally Financial, Inc.	55,800	1,709,154
American Express Co.	97,027	11,379,327
Capital One Financial Corp.	65,267	6,086,148
Credit Acceptance Corp. (a)	1,820	796,814
CURO Group Holdings Corp. (a)(b)	1,320	18,467
Discover Financial Services	46,957	3,768,769
Elevate Credit, Inc. (a)	2,164	8,851
Encore Capital Group, Inc. (a)(b)	3,267	108,432
Enova International, Inc. (a)	4,545	106,762
EZCORP, Inc. (non-vtg.) Class A (a)(b)	5,861	30,829
First Cash Financial Services, Inc.	6,212	524,231
Green Dot Corp. Class A (a)	5,868	169,233
LendingClub Corp. (a)	11,152	140,961
Navient Corp.	35,260	485,530
Nelnet, Inc. Class A	2,748	168,370
OneMain Holdings, Inc.	10,559	422,360
PRA Group, Inc. (a)	5,862	198,898
Regional Management Corp. (a)	2,475	71,602
Santander Consumer U.S.A. Holdings, Inc.	16,477	413,243
SLM Corp.	60,720	512,477
Synchrony Financial	97,047	3,432,552
World Acceptance Corp. (a)	865	89,796
		30,642,806
Diversified Financial Services - 1.4%
AXA Equitable Holdings, Inc.	19,448	420,077
Berkshire Hathaway, Inc. Class B (a)	268,872	57,156,810
Cannae Holdings, Inc. (a)	10,672	311,622
FGL Holdings Class A	23,443	211,690
Jefferies Financial Group, Inc.	40,347	753,278
On Deck Capital, Inc. (a)	6,314	28,160
Voya Financial, Inc.	21,160	1,141,794
		60,023,431
Insurance - 2.7%
AFLAC, Inc.	105,265	5,595,887
Alleghany Corp. (a)	2,051	1,596,273
Allstate Corp.	47,755	5,082,087
AMBAC Financial Group, Inc. (a)	8,578	175,849
American Equity Investment Life Holding Co.	11,543	284,881
American Financial Group, Inc.	9,593	998,056
American International Group, Inc.	122,046	6,463,556
American National Insurance Co.	1,060	127,179
Amerisafe, Inc.	3,466	220,195
Aon PLC	33,462	6,463,520
Arch Capital Group Ltd. (a)	56,051	2,340,690
Argo Group International Holdings, Ltd.	4,329	267,835
Arthur J. Gallagher & Co.	25,025	2,282,781
Assurant, Inc.	7,172	904,174
Assured Guaranty Ltd.	14,693	689,396
Athene Holding Ltd. (a)	17,851	773,841
Axis Capital Holdings Ltd.	12,564	746,679
Brighthouse Financial, Inc. (a)	16,453	621,265
Brown & Brown, Inc.	31,909	1,202,331
Chubb Ltd.	63,729	9,713,574
Cincinnati Financial Corp.	21,400	2,422,694
CNO Financial Group, Inc.	20,164	315,567
eHealth, Inc. (a)(b)	2,334	161,139
Employers Holdings, Inc.	4,187	177,278
Enstar Group Ltd. (a)	2,575	517,318
Erie Indemnity Co. Class A	2,802	516,325
Everest Re Group Ltd.	5,618	1,444,332
FBL Financial Group, Inc. Class A	1,239	71,094
First American Financial Corp.	15,724	971,429
FNF Group	38,359	1,758,377
Genworth Financial, Inc. Class A	70,035	299,750
Globe Life, Inc.	13,968	1,359,505
Goosehead Insurance (b)	1,224	62,644
Greenlight Capital Re, Ltd. (a)(b)	3,005	32,454
Hanover Insurance Group, Inc.	5,617	739,815
Hartford Financial Services Group, Inc.	49,204	2,808,564
HCI Group, Inc.	1,035	43,522
Health Insurance Innovations, Inc. (a)(b)	1,454	38,502
Heritage Insurance Holdings, Inc. (b)	3,315	44,156
Horace Mann Educators Corp.	5,199	226,468
James River Group Holdings Ltd.	3,620	129,632
Kemper Corp.	8,482	609,686
Kinsale Capital Group, Inc.	2,714	286,924
Lincoln National Corp.	29,740	1,679,715
Loews Corp.	38,034	1,863,666
Maiden Holdings Ltd.	6,959	4,001
Markel Corp. (a)	1,903	2,228,413
Marsh & McLennan Companies, Inc.	69,773	7,229,878
MBIA, Inc. (a)(b)	11,570	107,485
Mercury General Corp.	3,288	158,021
MetLife, Inc.	135,761	6,352,257
National General Holdings Corp.	11,558	246,417
National Western Life Group, Inc.	258	70,331
Old Republic International Corp.	38,983	870,880
Primerica, Inc.	6,353	801,622
Principal Financial Group, Inc.	37,413	1,997,106
ProAssurance Corp.	6,742	264,421
Progressive Corp.	80,459	5,607,992
Prudential Financial, Inc.	57,467	5,237,542
Reinsurance Group of America, Inc.	9,000	1,462,230
RenaissanceRe Holdings Ltd.	5,465	1,022,939
RLI Corp.	5,449	530,297
Safety Insurance Group, Inc.	1,716	166,795
Selective Insurance Group, Inc.	7,799	539,067
Stewart Information Services Corp.	3,156	129,144
The Travelers Companies, Inc.	36,781	4,820,518
Third Point Reinsurance Ltd. (a)	9,060	85,979
Trupanion, Inc. (a)(b)	3,170	75,129
United Fire Group, Inc.	2,694	122,631
United Insurance Holdings Corp.	3,578	43,866
Universal Insurance Holdings, Inc.	4,171	113,076
Unum Group	31,840	876,874
W.R. Berkley Corp.	20,586	1,438,961
White Mountains Insurance Group Ltd.	453	485,163
Willis Group Holdings PLC	17,868	3,339,529
		111,559,169
Mortgage Real Estate Investment Trusts - 0.2%
AG Mortgage Investment Trust, Inc.	4,830	75,541
AGNC Investment Corp.	71,706	1,222,587
Annaly Capital Management, Inc.	198,510	1,782,620
Anworth Mortgage Asset Corp.	15,570	53,249
Apollo Commercial Real Estate Finance, Inc.	13,602	248,917
Arbor Realty Trust, Inc.	8,023	109,594
Ares Commercial Real Estate Corp.	2,596	40,238
Arlington Asset Investment Corp. (b)	3,545	20,490
Armour Residential REIT, Inc.	13,479	225,504
Blackstone Mortgage Trust, Inc.	18,363	666,577
Capstead Mortgage Corp.	11,586	89,560
Cherry Hill Mortgage Investment Corp.	1,714	23,173
Chimera Investment Corp.	25,845	523,620
Colony NorthStar Credit Real Estate, Inc.	10,705	153,403
Dynex Capital, Inc.	2,061	33,306
Exantas Capital Corp.	6,618	77,828
Granite Point Mortgage Trust, Inc.	6,719	124,973
Invesco Mortgage Capital, Inc.	18,239	287,082
KKR Real Estate Finance Trust, Inc.	3,864	77,473
Ladder Capital Corp. Class A	10,803	186,568
MFA Financial, Inc.	60,253	457,320
New Residential Investment Corp.	51,536	816,330
New York Mortgage Trust, Inc.	22,631	141,670
Orchid Island Capital, Inc.	7,415	41,302
PennyMac Mortgage Investment Trust	7,530	172,362
Redwood Trust, Inc.	11,474	187,485
Starwood Property Trust, Inc.	38,536	947,986
TPG RE Finance Trust, Inc.	4,938	99,896
Two Harbors Investment Corp.	35,227	488,598
Western Asset Mortgage Capital Corp.	6,198	62,228
		9,437,480
Thrifts & Mortgage Finance - 0.2%
Axos Financial, Inc. (a)	7,144	207,533
Capitol Federal Financial, Inc.	18,510	264,138
Columbia Financial, Inc. (a)	6,195	102,156
Dime Community Bancshares, Inc.	4,670	90,084
Essent Group Ltd.	13,557	706,184
Farmer Mac Class C (non-vtg.)	1,208	102,306
First Defiance Financial Corp.	2,825	87,349
Flagstar Bancorp, Inc.	3,650	132,641
HomeStreet, Inc. (a)	3,308	99,273
Kearny Financial Corp.	11,906	167,041
LendingTree, Inc. (a)(b)	1,057	380,361
Meridian Bancorp, Inc. Maryland	6,451	126,182
Meta Financial Group, Inc.	3,521	111,475
MGIC Investment Corp.	52,304	717,088
New York Community Bancorp, Inc.	68,142	793,854
NMI Holdings, Inc. (a)	8,593	251,345
Northfield Bancorp, Inc.	5,530	94,065
Northwest Bancshares, Inc.	12,813	216,155
OceanFirst Financial Corp.	5,267	126,039
Ocwen Financial Corp. (a)	12,668	21,409
Oritani Financial Corp.	5,612	104,720
Pennymac Financial Services, Inc.	7,882	245,367
Provident Financial Services, Inc.	7,807	194,785
Radian Group, Inc.	29,869	749,712
TFS Financial Corp.	6,944	133,741
Trustco Bank Corp., New York	12,799	110,583
Walker & Dunlop, Inc.	4,424	278,668
Washington Federal, Inc.	12,529	456,807
WMI Holdings Corp. (a)	3,692	47,258
WSFS Financial Corp.	4,352	183,524
		7,301,843

TOTAL FINANCIALS		572,763,820

HEALTH CARE - 13.7%
Biotechnology - 2.6%
AbbVie, Inc.	208,943	16,621,416
Abeona Therapeutics, Inc. (a)	2,802	6,641
ACADIA Pharmaceuticals, Inc. (a)	15,089	639,924
Acceleron Pharma, Inc. (a)	5,829	261,547
Achillion Pharmaceuticals, Inc. (a)	18,446	118,239
Acorda Therapeutics, Inc. (a)	3,953	6,522
Adamas Pharmaceuticals, Inc. (a)	1,801	7,402
ADMA Biologics, Inc. (a)	4,600	22,494
Aduro Biotech, Inc. (a)	6,785	7,735
Adverum Biotechnologies, Inc. (a)(b)	7,272	52,867
Aeglea BioTherapeutics, Inc. (a)	4,748	36,132
Agenus, Inc. (a)(b)	10,971	28,415
Agios Pharmaceuticals, Inc. (a)	6,472	194,678
Aimmune Therapeutics, Inc. (a)	5,283	146,973
Akebia Therapeutics, Inc. (a)(b)	14,789	55,163
Aldeyra Therapeutics, Inc. (a)	2,151	12,024
Alexion Pharmaceuticals, Inc. (a)	30,926	3,259,600
Alkermes PLC (a)	20,528	400,912
Allakos, Inc. (a)(b)	934	64,072
Allogene Therapeutics, Inc. (b)	2,495	71,856
Alnylam Pharmaceuticals, Inc. (a)	12,187	1,057,100
AMAG Pharmaceuticals, Inc. (a)(b)	4,837	46,943
Amgen, Inc.	88,448	18,861,536
Amicus Therapeutics, Inc. (a)	24,862	209,587
AnaptysBio, Inc. (a)	2,995	112,971
Anika Therapeutics, Inc. (a)	1,775	124,942
Apellis Pharmaceuticals, Inc. (a)	4,301	126,406
Arcus Biosciences, Inc. (a)	1,109	8,706
Arena Pharmaceuticals, Inc. (a)	7,471	363,950
ArQule, Inc. (a)(b)	12,900	130,419
Arrowhead Pharmaceuticals, Inc. (a)(b)	12,123	485,526
Assembly Biosciences, Inc. (a)	2,853	47,103
Atara Biotherapeutics, Inc. (a)	5,491	59,962
Athenex, Inc. (a)(b)	5,118	56,503
Audentes Therapeutics, Inc. (a)	4,397	118,279
Avid Bioservices, Inc. (a)	6,807	36,417
Bellicum Pharmaceuticals, Inc. (a)(b)	4,128	3,387
BioCryst Pharmaceuticals, Inc. (a)(b)	15,822	31,644
Biogen, Inc. (a)	28,033	8,373,737
Biohaven Pharmaceutical Holding Co. Ltd. (a)	5,036	231,253
BioMarin Pharmaceutical, Inc. (a)	24,930	1,825,125
Biospecifics Technologies Corp. (a)	2,548	123,400
bluebird bio, Inc. (a)(b)	7,638	618,678
Blueprint Medicines Corp. (a)	6,309	434,312
Calithera Biosciences, Inc. (a)	5,425	15,624
CareDx, Inc. (a)	4,596	120,461
CASI Pharmaceuticals, Inc. (a)(b)	4,679	15,347
Catalyst Biosciences, Inc. (a)	1,629	8,862
Catalyst Pharmaceutical Partners, Inc. (a)	12,191	57,663
Celgene Corp. (a)	97,230	10,503,757
Cellular Biomedicine Group, Inc. (a)	996	18,217
ChemoCentryx, Inc. (a)	2,033	17,484
Clovis Oncology, Inc. (a)(b)	13,331	42,259
Coherus BioSciences, Inc. (a)	7,436	129,163
Concert Pharmaceuticals, Inc. (a)	1,696	10,566
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	6,627	34,262
Crinetics Pharmaceuticals, Inc. (a)(b)	811	14,282
Cyclerion Therapeutics, Inc. (a)	1,414	3,379
Cytokinetics, Inc. (a)	6,998	81,527
CytomX Therapeutics, Inc. (a)	5,171	31,698
Deciphera Pharmaceuticals, Inc. (a)	2,999	132,976
Denali Therapeutics, Inc. (a)(b)	8,744	137,018
Dicerna Pharmaceuticals, Inc. (a)	6,401	105,552
Dynavax Technologies Corp. (a)(b)	6,540	33,289
Eagle Pharmaceuticals, Inc. (a)	1,267	79,441
Editas Medicine, Inc. (a)(b)	5,262	109,660
Eiger Biopharmaceuticals, Inc. (a)	3,199	34,869
Emergent BioSolutions, Inc. (a)	6,249	357,193
Enanta Pharmaceuticals, Inc. (a)	1,898	115,550
Epizyme, Inc.(a)(b)	7,590	87,361
Esperion Therapeutics, Inc. (a)(b)	2,981	118,554
Exact Sciences Corp. (a)	17,332	1,507,884
Exelixis, Inc. (a)	40,856	631,225
Fate Therapeutics, Inc. (a)	10,754	160,772
FibroGen, Inc. (a)	10,973	429,593
Five Prime Therapeutics, Inc. (a)	4,233	16,720
Flexion Therapeutics, Inc. (a)(b)	4,773	81,952
G1 Therapeutics, Inc. (a)(b)	3,354	71,172
Galectin Therapeutics, Inc. (a)(b)	2,908	11,574
Genomic Health, Inc. (a)	2,738	182,570
Geron Corp. (a)(b)	24,194	34,597
Gilead Sciences, Inc.	178,772	11,389,564
Global Blood Therapeutics, Inc. (a)	8,085	387,676
GlycoMimetics, Inc. (a)(b)	3,425	18,084
Gossamer Bio, Inc. (b)	2,200	45,265
Halozyme Therapeutics, Inc. (a)	23,535	360,556
Heron Therapeutics, Inc. (a)(b)	8,571	182,134
Homology Medicines, Inc. (a)	810	10,635
ImmunoGen, Inc. (a)	17,788	42,335
Immunomedics, Inc. (a)(b)	25,515	408,240
Incyte Corp. (a)	24,660	2,069,467
Inovio Pharmaceuticals, Inc. (a)(b)	9,229	19,658
Insmed, Inc. (a)(b)	11,483	213,469
Intellia Therapeutics, Inc. (a)(b)	3,927	49,029
Intercept Pharmaceuticals, Inc. (a)(b)	2,884	209,898
Intrexon Corp. (a)(b)	8,866	45,039
Invitae Corp. (a)(b)	8,391	135,179
Ionis Pharmaceuticals, Inc. (a)	19,296	1,075,173
Iovance Biotherapeutics, Inc. (a)	17,476	369,268
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	17,787	178,581
Kadmon Holdings, Inc. (a)	15,565	44,983
Karyopharm Therapeutics, Inc. (a)	6,596	77,173
Kindred Biosciences, Inc. (a)	4,530	37,010
Kiniksa Pharmaceuticals Ltd. (a)(b)	1,166	8,220
Kura Oncology, Inc. (a)	3,825	57,299
La Jolla Pharmaceutical Co. (a)(b)	3,000	21,045
Lexicon Pharmaceuticals, Inc. (a)(b)	5,888	21,844
Ligand Pharmaceuticals, Inc. Class B (a)(b)	2,792	303,798
Macrogenics, Inc. (a)	4,402	37,417
Madrigal Pharmaceuticals, Inc. (a)(b)	1,022	94,463
MannKind Corp. (a)(b)	17,665	23,053
Minerva Neurosciences, Inc. (a)	5,878	27,862
Mirati Therapeutics, Inc. (a)(b)	4,417	415,993
Momenta Pharmaceuticals, Inc. (a)	12,320	190,714
Myriad Genetics, Inc. (a)	10,716	360,808
Natera, Inc. (a)	4,870	187,592
Neurocrine Biosciences, Inc. (a)	12,355	1,229,199
Novavax, Inc. (a)(b)	1,648	6,872
Opko Health, Inc. (a)(b)	44,878	63,727
PDL BioPharma, Inc. (a)	28,331	79,893
Polarityte, Inc. (a)(b)	1,455	3,943
Portola Pharmaceuticals, Inc. (a)(b)	8,559	247,441
Principia Biopharma, Inc. (a)	979	34,568
Progenics Pharmaceuticals, Inc. (a)(b)	11,141	59,159
Prothena Corp. PLC (a)	5,951	54,154
PTC Therapeutics, Inc. (a)	6,120	250,247
Puma Biotechnology, Inc. (a)	4,141	28,159
Ra Pharmaceuticals, Inc. (a)	4,063	191,245
Radius Health, Inc. (a)(b)	5,210	148,172
Regeneron Pharmaceuticals, Inc. (a)	10,676	3,269,845
REGENXBIO, Inc. (a)	3,990	142,403
Repligen Corp. (a)	5,625	447,131
Retrophin, Inc. (a)	5,385	64,620
Rhythm Pharmaceuticals, Inc. (a)(b)	2,476	52,788
Rigel Pharmaceuticals, Inc. (a)	19,044	39,040
Rocket Pharmaceuticals, Inc. (a)(b)	3,235	47,037
Sage Therapeutics, Inc. (a)(b)	6,388	866,532
Sangamo Therapeutics, Inc. (a)	13,145	118,962
Sarepta Therapeutics, Inc. (a)(b)	9,530	791,562
Savara, Inc. (a)	3,022	2,666
Scholar Rock Holding Corp. (a)(b)	608	5,624
Seattle Genetics, Inc. (a)	14,826	1,592,312
Solid Biosciences, Inc. (a)(b)	1,426	15,757
Sorrento Therapeutics, Inc. (a)(b)	22,308	33,908
Spark Therapeutics, Inc. (a)	4,602	502,400
Spectrum Pharmaceuticals, Inc. (a)	12,214	94,781
Stemline Therapeutics, Inc. (a)(b)	4,364	43,640
Syndax Pharmaceuticals, Inc.(a)	2,311	15,530
Synthorx, Inc. (b)	1,600	21,984
T2 Biosystems, Inc. (a)	3,749	9,185
TG Therapeutics, Inc. (a)(b)	8,442	57,659
The Medicines Company (a)(b)	9,377	492,199
Tocagen, Inc. (a)(b)	2,064	1,301
Trevena, Inc. (a)(b)	6,547	6,285
Twist Bioscience Corp.	2,890	68,840
Ultragenyx Pharmaceutical, Inc. (a)(b)	6,178	247,985
United Therapeutics Corp. (a)	6,303	566,262
Vanda Pharmaceuticals, Inc. (a)	6,712	90,679
Veracyte, Inc. (a)	3,959	90,780
Verastem, Inc. (a)(b)	7,024	7,656
Vericel Corp. (a)(b)	5,739	91,078
Vertex Pharmaceuticals, Inc. (a)	35,297	6,899,858
Viking Therapeutics, Inc. (a)(b)	6,241	40,379
Voyager Therapeutics, Inc. (a)	6,765	104,113
Xencor, Inc. (a)	6,111	209,057
XOMA Corp.(a)(b)	963	18,576
Y-mAbs Therapeutics, Inc. (a)	682	21,244
Zafgen, Inc. (a)(b)	3,203	2,370
ZIOPHARM Oncology, Inc. (a)(b)	17,248	72,787
		109,828,689
Health Care Equipment & Supplies - 3.4%
Abbott Laboratories	243,474	20,356,861
Abiomed, Inc. (a)	6,271	1,301,734
Accuray, Inc. (a)	10,617	27,604
Align Technology, Inc. (a)	10,044	2,534,001
Angiodynamics, Inc. (a)	4,295	65,714
Antares Pharma, Inc. (a)	17,805	59,825
Atricure, Inc. (a)	4,598	122,261
Atrion Corp.	187	157,721
Avanos Medical, Inc. (a)	6,275	276,351
AxoGen, Inc. (a)	4,165	51,792
Axonics Modulation Technologies, Inc. (a)(b)	925	22,866
Baxter International, Inc.	68,421	5,247,891
Becton, Dickinson & Co.	37,352	9,562,112
BioLife Solutions, Inc. (a)	2,904	49,397
Boston Scientific Corp. (a)	192,897	8,043,805
Cantel Medical Corp. (b)	5,160	376,112
Cardiovascular Systems, Inc. (a)	4,616	205,504
Cerus Corp. (a)	16,231	70,605
CONMED Corp.	3,411	375,278
Cryolife, Inc. (a)	4,493	100,868
CryoPort, Inc. (a)(b)	3,813	53,496
Cutera, Inc. (a)	1,701	53,582
CytoSorbents Corp. (a)(b)	3,207	15,233
Danaher Corp.	85,655	11,804,972
Dentsply Sirona, Inc.	30,874	1,691,278
DexCom, Inc. (a)	12,469	1,923,219
Edwards Lifesciences Corp. (a)	29,036	6,921,602
Endologix, Inc. (a)	932	2,283
Genmark Diagnostics, Inc. (a)	6,541	36,695
Glaukos Corp. (a)(b)	4,359	278,235
Globus Medical, Inc. (a)	10,391	544,177
Haemonetics Corp. (a)	7,098	856,942
Heska Corp. (a)(b)	800	64,816
Hill-Rom Holdings, Inc.	9,539	998,638
Hologic, Inc. (a)	37,562	1,814,620
ICU Medical, Inc. (a)	2,562	414,045
IDEXX Laboratories, Inc. (a)	11,948	3,405,299
Inogen, Inc. (a)	2,236	121,717
Insulet Corp. (a)	8,083	1,174,622
Integer Holdings Corp. (a)	4,492	347,860
Integra LifeSciences Holdings Corp. (a)	10,224	593,605
IntriCon Corp. (a)	701	14,497
Intuitive Surgical, Inc. (a)	15,885	8,783,611
Invacare Corp.	4,114	31,760
iRhythm Technologies, Inc. (a)(b)	2,953	197,319
Lantheus Holdings, Inc. (a)	5,039	105,063
LeMaitre Vascular, Inc.	1,833	63,422
LivaNova PLC (a)	6,577	465,191
Masimo Corp. (a)	6,888	1,004,202
Medtronic PLC	185,758	20,229,046
Meridian Bioscience, Inc.	4,892	47,893
Merit Medical Systems, Inc. (a)	7,886	162,885
Mesa Laboratories, Inc. (b)	445	101,349
Natus Medical, Inc. (a)	4,247	143,039
Neogen Corp. (a)	7,772	505,646
Neuronetics, Inc. (a)	668	5,952
Nevro Corp. (a)	4,283	369,195
NuVasive, Inc. (a)	7,031	495,967
Nuvectra Corp. (a)(b)	1,667	2,200
OraSure Technologies, Inc. (a)	7,385	63,068
Orthofix International NV (a)	2,311	97,131
OrthoPediatrics Corp. (a)(b)	954	36,901
Penumbra, Inc. (a)(b)	4,244	661,937
Quidel Corp. (a)	4,991	283,988
ResMed, Inc.	19,774	2,924,970
Seaspine Holdings Corp. (a)	1,268	17,549
Senseonics Holdings, Inc. (a)(b)	8,327	9,743
SI-BONE, Inc. (b)	890	14,819
Sientra, Inc. (a)(b)	2,067	13,291
Staar Surgical Co. (a)(b)	3,734	122,401
STERIS PLC	11,845	1,676,897
Stryker Corp.	42,958	9,290,527
SurModics, Inc. (a)	1,633	77,584
Tactile Systems Technology, Inc. (a)(b)	2,202	100,015
Tandem Diabetes Care, Inc. (a)	7,922	487,837
Teleflex, Inc.	6,355	2,207,791
The Cooper Companies, Inc.	6,865	1,997,715
TransEnterix, Inc. (a)(b)	22,882	5,222
Varex Imaging Corp. (a)	4,936	148,129
Varian Medical Systems, Inc. (a)	12,711	1,535,616
ViewRay, Inc. (a)(b)	6,623	17,220
West Pharmaceutical Services, Inc.	10,365	1,490,902
Wright Medical Group NV (a)	15,156	315,245
Zimmer Biomet Holdings, Inc.	28,200	3,898,086
		142,348,059
Health Care Providers & Services - 2.5%
Acadia Healthcare Co., Inc. (a)(b)	13,615	408,314
Addus HomeCare Corp. (a)	1,404	118,231
Amedisys, Inc. (a)	4,478	575,513
American Renal Associates Holdings, Inc. (a)	2,177	18,113
AmerisourceBergen Corp.	21,648	1,848,306
AMN Healthcare Services, Inc. (a)	6,124	359,846
Anthem, Inc.	35,929	9,667,775
Apollo Medical Holdings, Inc. (a)	2,728	40,838
BioScrip, Inc. (a)	15,372	54,417
BioTelemetry, Inc. (a)	4,319	169,996
Brookdale Senior Living, Inc. (a)	27,618	202,992
Capital Senior Living Corp. (a)	2,885	11,857
Cardinal Health, Inc.	41,167	2,035,708
Centene Corp. (a)	57,753	3,065,529
Chemed Corp.	2,238	881,571
Cigna Corp.	52,918	9,443,746
Community Health Systems, Inc. (a)(b)	14,456	51,174
Corvel Corp. (a)	1,240	98,109
Covetrus, Inc. (a)	12,229	121,251
Cross Country Healthcare, Inc. (a)	4,457	48,180
CVS Health Corp.	179,702	11,930,416
DaVita HealthCare Partners, Inc. (a)	18,192	1,066,051
Diplomat Pharmacy, Inc. (a)	6,961	37,868
Encompass Health Corp.	13,398	857,740
HCA Holdings, Inc.	37,110	4,955,669
HealthEquity, Inc. (a)	7,801	443,019
Henry Schein, Inc. (a)	21,266	1,330,933
Humana, Inc.	19,097	5,618,337
Laboratory Corp. of America Holdings (a)	13,918	2,293,269
LHC Group, Inc. (a)	3,912	434,115
Magellan Health Services, Inc. (a)	3,242	210,406
McKesson Corp.	27,012	3,592,596
MEDNAX, Inc. (a)	12,131	266,397
Molina Healthcare, Inc. (a)	8,681	1,021,233
National Healthcare Corp.	1,229	100,999
Owens & Minor, Inc.	8,651	58,221
Patterson Companies, Inc. (b)	10,210	174,897
Pennant Group, Inc. (a)	3,228	58,072
PetIQ, Inc. Class A (a)(b)	1,996	49,341
Premier, Inc. (a)(b)	7,701	250,899
Providence Service Corp. (a)	1,316	84,053
Quest Diagnostics, Inc.	18,778	1,901,273
R1 RCM, Inc. (a)	13,208	140,401
RadNet, Inc. (a)	5,540	86,535
Select Medical Holdings Corp. (a)	14,831	270,221
Surgery Partners, Inc. (a)(b)	1,486	11,814
Tenet Healthcare Corp. (a)	11,766	298,150
The Ensign Group, Inc.	6,456	272,766
Tivity Health, Inc. (a)	4,978	80,693
Triple-S Management Corp.	3,040	45,995
U.S. Physical Therapy, Inc.	1,883	266,388
UnitedHealth Group, Inc.	133,281	33,680,109
Universal Health Services, Inc. Class B	11,754	1,615,705
Wellcare Health Plans, Inc. (a)	6,879	2,040,311
		104,766,358
Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc. (a)	22,844	249,913
Castlight Health, Inc. Class B (a)	8,850	13,364
Cerner Corp.	45,460	3,051,275
Computer Programs & Systems, Inc.	2,468	56,937
Evolent Health, Inc. (a)(b)	9,764	74,402
HealthStream, Inc. (a)	3,984	111,791
HMS Holdings Corp. (a)	12,138	396,791
Inovalon Holdings, Inc. Class A (a)(b)	9,081	141,936
Inspire Medical Systems, Inc. (a)	1,511	92,141
Nextgen Healthcare, Inc. (a)	6,182	104,507
Omnicell, Inc. (a)	5,832	410,514
Tabula Rasa HealthCare, Inc. (a)(b)	2,315	117,926
Teladoc Health, Inc. (a)(b)	9,602	735,513
Veeva Systems, Inc. Class A (a)	17,128	2,429,264
Vocera Communications, Inc. (a)(b)	3,620	72,110
		8,058,384
Life Sciences Tools & Services - 1.0%
Accelerate Diagnostics, Inc. (a)(b)	2,940	45,276
Agilent Technologies, Inc.	44,239	3,351,104
Avantor, Inc.	29,992	426,186
Bio-Rad Laboratories, Inc. Class A (a)	2,789	924,888
Bio-Techne Corp.	5,259	1,094,766
Bruker Corp.	13,539	602,486
Cambrex Corp. (a)	4,330	258,631
Charles River Laboratories International, Inc. (a)	6,868	892,703
Codexis, Inc. (a)	5,787	78,240
Fluidigm Corp. (a)	5,573	27,419
Illumina, Inc. (a)	20,297	5,998,169
IQVIA Holdings, Inc. (a)	21,776	3,144,890
Luminex Corp.	5,594	114,649
Medpace Holdings, Inc. (a)	3,855	283,844
Mettler-Toledo International, Inc. (a)	3,452	2,433,453
Nanostring Technologies, Inc. (a)	3,233	73,066
NeoGenomics, Inc. (a)	12,074	276,857
Pacific Biosciences of California, Inc. (a)	18,401	89,061
PerkinElmer, Inc.	15,610	1,341,836
PRA Health Sciences, Inc. (a)	8,407	821,448
Quanterix Corp. (a)	2,258	47,079
Syneos Health, Inc. (a)	9,157	459,224
Thermo Fisher Scientific, Inc.	55,956	16,897,593
Waters Corp. (a)	10,349	2,190,055
		41,872,923
Pharmaceuticals - 4.0%
AcelRx Pharmaceuticals, Inc. (a)(b)	5,875	11,750
Aclaris Therapeutics, Inc. (a)(b)	4,514	7,900
Adamis Pharmaceuticals Corp. (a)(b)	3,327	2,695
Aerie Pharmaceuticals, Inc. (a)(b)	5,094	113,036
Akcea Therapeutics, Inc. (a)(b)	2,256	41,352
Akorn, Inc. (a)	10,887	54,326
Allergan PLC	43,960	7,741,796
Amneal Pharmaceuticals, Inc. (a)	9,530	29,352
Amphastar Pharmaceuticals, Inc. (a)	4,802	92,751
ANI Pharmaceuticals, Inc. (a)	1,043	81,469
Arvinas Holding Co. LLC (a)	825	17,045
Assertio Therapeutics, Inc. (a)	8,175	6,459
Biodelivery Sciences International, Inc. (a)	7,162	41,396
Bristol-Myers Squibb Co.	226,570	12,998,321
Cara Therapeutics, Inc. (a)(b)	4,077	84,639
Catalent, Inc. (a)	19,906	968,427
Collegium Pharmaceutical, Inc. (a)	3,296	39,552
Corcept Therapeutics, Inc. (a)	15,375	224,321
CymaBay Therapeutics, Inc. (a)	8,584	38,542
Dermira, Inc. (a)	3,726	24,927
Dova Pharmaceuticals, Inc. (a)	1,385	39,486
Elanco Animal Health, Inc. (a)	50,909	1,375,561
Eli Lilly & Co.	131,074	14,935,882
Endo International PLC (a)	28,569	131,132
Evolus, Inc. (a)(b)	1,403	22,378
Horizon Pharma PLC (a)	23,201	670,741
Innoviva, Inc. (a)	8,105	94,180
Intersect ENT, Inc. (a)	3,912	69,712
Intra-Cellular Therapies, Inc. (a)(b)	5,690	52,633
Jazz Pharmaceuticals PLC (a)	8,336	1,047,252
Johnson & Johnson	371,649	49,072,534
Kala Pharmaceuticals, Inc. (a)(b)	2,002	7,267
Lannett Co., Inc. (a)(b)	4,324	51,412
Mallinckrodt PLC (a)(b)	9,514	30,064
Marinus Pharmaceuticals, Inc. (a)(b)	5,897	6,899
Merck & Co., Inc.	360,645	31,253,496
Mylan NV (a)	71,075	1,361,086
MyoKardia, Inc. (a)(b)	4,434	254,201
Nektar Therapeutics (a)(b)	23,433	401,290
Neos Therapeutics, Inc. (a)(b)	14,306	21,173
Ocular Therapeutix, Inc. (a)(b)	4,110	13,316
Omeros Corp. (a)(b)	5,998	95,008
OptiNose, Inc. (a)(b)	4,816	37,661
Pacira Biosciences, Inc. (a)	5,316	215,245
Paratek Pharmaceuticals, Inc. (a)(b)	2,578	7,953
Perrigo Co. PLC	17,758	941,529
Pfizer, Inc.	801,410	30,750,102
Phibro Animal Health Corp. Class A	2,442	58,510
Prestige Brands Holdings, Inc. (a)	6,736	238,859
Reata Pharmaceuticals, Inc. (a)(b)	2,094	431,532
Revance Therapeutics, Inc. (a)	3,484	54,559
SIGA Technologies, Inc. (a)	5,371	29,809
Supernus Pharmaceuticals, Inc. (a)	6,784	188,527
TherapeuticsMD, Inc. (a)(b)	27,188	72,320
Theravance Biopharma, Inc. (a)(b)	5,662	91,271
Tricida, Inc. (a)(b)	1,887	70,593
WAVE Life Sciences (a)(b)	1,931	48,835
Xeris Pharmaceuticals, Inc. (a)(b)	811	6,634
Zoetis, Inc. Class A	66,434	8,498,237
Zogenix, Inc. (a)(b)	6,191	276,428
Zynerba Pharmaceuticals, Inc. (a)(b)	1,835	14,240
		165,659,603

TOTAL HEALTH CARE		572,534,016

INDUSTRIALS - 10.0%
Aerospace & Defense - 2.4%
AAR Corp.	4,468	186,539
Aerojet Rocketdyne Holdings, Inc. (a)	9,761	421,968
AeroVironment, Inc. (a)	2,788	161,648
Arconic, Inc.	58,847	1,616,527
Astronics Corp. (a)	3,150	91,161
Axon Enterprise, Inc. (a)	8,325	425,657
BWX Technologies, Inc.	13,444	781,096
Cubic Corp.	3,684	271,658
Curtiss-Wright Corp.	6,866	928,627
Ducommun, Inc. (a)	1,223	60,636
General Dynamics Corp.	38,694	6,841,099
Harris Corp.	16,203	3,342,841
HEICO Corp.	6,419	791,719
HEICO Corp. Class A	9,172	873,816
Hexcel Corp.	11,693	872,532
Huntington Ingalls Industries, Inc.	5,972	1,347,642
Kratos Defense & Security Solutions, Inc. (a)	11,230	212,022
Lockheed Martin Corp.	34,104	12,846,295
Maxar Technologies, Inc. (b)	7,771	65,976
Mercury Systems, Inc. (a)	6,539	481,663
Moog, Inc. Class A	4,707	394,023
National Presto Industries, Inc.	636	54,753
Northrop Grumman Corp.	24,089	8,490,891
Park Aerospace Corp.	2,147	36,478
Raytheon Co.	39,473	8,376,565
Spirit AeroSystems Holdings, Inc. Class A	14,777	1,209,054
Teledyne Technologies, Inc. (a)	4,990	1,644,704
Textron, Inc.	33,731	1,554,662
The Boeing Co.	73,196	24,880,052
TransDigm Group, Inc.	6,733	3,543,443
Triumph Group, Inc.	6,390	132,720
United Technologies Corp.	112,309	16,125,326
Vectrus, Inc. (a)	1,581	72,268
Wesco Aircraft Holdings, Inc. (a)	8,460	93,229
		99,229,290
Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc. (a)	7,470	156,198
Atlas Air Worldwide Holdings, Inc. (a)	3,067	67,259
C.H. Robinson Worldwide, Inc. (b)	19,004	1,437,463
Echo Global Logistics, Inc. (a)	4,131	82,248
Expeditors International of Washington, Inc.	23,878	1,741,661
FedEx Corp.	33,503	5,114,568
Forward Air Corp.	3,655	252,816
Hub Group, Inc. Class A (a)	4,425	202,665
United Parcel Service, Inc. Class B	96,369	11,098,818
XPO Logistics, Inc. (a)	17,591	1,343,952
		21,497,648
Airlines - 0.4%
Alaska Air Group, Inc.	16,831	1,168,576
Allegiant Travel Co.	1,818	304,206
American Airlines Group, Inc.	57,496	1,728,330
Delta Air Lines, Inc.	85,996	4,736,660
Hawaiian Holdings, Inc.	6,428	183,905
JetBlue Airways Corp. (a)	45,828	884,480
Mesa Air Group, Inc. (a)	1,231	9,380
SkyWest, Inc.	6,652	396,127
Southwest Airlines Co.	69,606	3,906,985
Spirit Airlines, Inc. (a)	8,774	329,551
United Continental Holdings, Inc. (a)	31,836	2,891,982
		16,540,182
Building Products - 0.4%
A.O. Smith Corp.	19,486	968,064
AAON, Inc.	5,327	259,212
Advanced Drain Systems, Inc.	6,021	222,897
Allegion PLC	13,108	1,521,052
American Woodmark Corp. (a)	2,042	202,485
Apogee Enterprises, Inc.	3,649	136,983
Armstrong Flooring, Inc. (a)	5,015	30,792
Armstrong World Industries, Inc.	6,613	618,514
Builders FirstSource, Inc. (a)	16,100	364,021
Continental Building Products, Inc. (a)	4,353	130,198
CSW Industrials, Inc.	1,965	136,017
Fortune Brands Home & Security, Inc.	19,573	1,175,359
Gibraltar Industries, Inc. (a)	6,048	321,935
Griffon Corp. (b)	3,987	84,963
Insteel Industries, Inc.	2,617	49,906
Jeld-Wen Holding, Inc. (a)	8,524	145,675
Johnson Controls International PLC	128,745	5,578,521
Lennox International, Inc.	5,047	1,248,426
Masco Corp.	42,395	1,960,769
Masonite International Corp. (a)	3,817	234,402
NCI Building Systems, Inc. (a)	5,948	37,175
Owens Corning	14,902	913,195
Patrick Industries, Inc. (a)	2,819	139,287
PGT, Inc. (a)	7,190	126,975
Quanex Building Products Corp.	4,275	82,465
Resideo Technologies, Inc. (a)	15,813	150,698
Simpson Manufacturing Co. Ltd.	5,723	472,949
Trex Co., Inc. (a)(b)	8,152	716,479
Universal Forest Products, Inc.	8,825	444,427
		18,473,841
Commercial Services & Supplies - 0.6%
ABM Industries, Inc.	9,219	336,125
ACCO Brands Corp.	12,475	114,146
ADS Waste Holdings, Inc. (a)	9,041	296,364
ADT, Inc. (b)	15,795	122,253
Brady Corp. Class A	7,581	427,114
BrightView Holdings, Inc.(a)	2,711	48,256
Casella Waste Systems, Inc. Class A (a)	4,887	213,024
Cintas Corp.	11,919	3,202,278
Clean Harbors, Inc. (a)	7,795	642,776
Copart, Inc. (a)	28,460	2,351,934
Covanta Holding Corp.	15,136	218,564
Deluxe Corp.	6,001	311,032
Ennis, Inc.	3,094	60,611
Healthcare Services Group, Inc. (b)	10,737	261,553
Heritage-Crystal Clean, Inc. (a)	1,794	47,613
Herman Miller, Inc.	8,790	408,735
HNI Corp.	5,314	201,932
IAA Spinco, Inc. (a)	18,140	692,041
Interface, Inc.	8,251	137,214
KAR Auction Services, Inc.	19,134	475,671
Kimball International, Inc. Class B	5,094	103,714
Knoll, Inc.	6,158	164,665
LSC Communications, Inc.	12,655	12,339
Matthews International Corp. Class A	4,030	149,029
McGrath RentCorp.	3,086	235,493
Mobile Mini, Inc.	5,476	206,007
MSA Safety, Inc.	5,388	646,937
Pitney Bowes, Inc. (b)	24,622	108,337
Quad/Graphics, Inc. (b)	4,137	18,741
R.R. Donnelley & Sons Co.	13,839	60,338
Republic Services, Inc.	30,042	2,628,975
Rollins, Inc.	19,755	752,863
SP Plus Corp. (a)	3,022	133,482
Steelcase, Inc. Class A	13,752	240,247
Stericycle, Inc. (a)(b)	12,253	705,773
Team, Inc. (a)(b)	4,068	73,875
Tetra Tech, Inc.	8,155	713,318
The Brink's Co.	7,379	626,920
U.S. Ecology, Inc.	2,758	171,630
UniFirst Corp.	2,004	402,483
Viad Corp.	4,578	279,350
Waste Management, Inc.	54,276	6,090,310
		25,094,062
Construction & Engineering - 0.2%
AECOM (a)	21,414	856,774
Aegion Corp. (a)	4,336	93,961
Ameresco, Inc. Class A (a)	5,769	85,035
Arcosa, Inc.	7,012	269,331
Argan, Inc.	2,085	78,917
Comfort Systems U.S.A., Inc.	4,757	239,800
Dycom Industries, Inc. (a)	3,959	180,491
EMCOR Group, Inc.	8,254	723,958
Fluor Corp.	20,420	328,966
Granite Construction, Inc.	6,111	143,853
Great Lakes Dredge & Dock Corp. (a)	8,242	88,602
HC2 Holdings, Inc. (a)(b)	4,118	9,718
Jacobs Engineering Group, Inc.	16,570	1,550,621
MasTec, Inc. (a)	8,611	541,976
MYR Group, Inc. (a)	1,902	65,448
NV5 Holdings, Inc. (a)(b)	1,173	84,960
Orion Group Holdings, Inc. (a)	3,592	17,601
Primoris Services Corp.	4,987	101,934
Quanta Services, Inc.	20,844	876,490
Sterling Construction Co., Inc. (a)	3,956	64,265
Tutor Perini Corp. (a)(b)	5,584	86,384
Valmont Industries, Inc.	2,928	401,692
Williams Scotsman Corp. (a)	4,454	70,195
		6,960,972
Electrical Equipment - 0.6%
Acuity Brands, Inc.	5,711	712,676
Allied Motion Technologies, Inc.	1,076	40,737
AMETEK, Inc.	31,970	2,930,051
Atkore International Group, Inc. (a)	6,045	209,762
AZZ, Inc.	3,234	125,447
Bloom Energy Corp. Class A (a)(b)	2,812	8,605
Eaton Corp. PLC	60,943	5,308,745
Emerson Electric Co.	86,455	6,064,818
Encore Wire Corp.	2,709	152,246
Energous Corp. (a)(b)	2,003	5,488
EnerSys	6,055	404,837
Generac Holdings, Inc. (a)	8,570	827,691
GrafTech International Ltd. (b)	7,561	91,337
Hubbell, Inc. Class B	7,558	1,070,969
nVent Electric PLC	23,429	540,273
Plug Power, Inc. (a)(b)	30,010	79,527
Regal Beloit Corp.	5,562	411,866
Rockwell Automation, Inc.	16,690	2,870,513
Sensata Technologies, Inc. PLC (a)	22,159	1,134,319
Sunrun, Inc. (a)(b)	9,726	151,142
Thermon Group Holdings, Inc. (a)	3,904	93,032
TPI Composites, Inc. (a)(b)	2,434	49,970
Vicor Corp. (a)	2,160	78,516
Vivint Solar, Inc. (a)(b)	5,921	41,506
		23,404,073
Industrial Conglomerates - 1.2%
3M Co.	80,807	13,332,347
Carlisle Companies, Inc.	8,169	1,243,894
General Electric Co.	1,209,548	12,071,289
Honeywell International, Inc.	102,417	17,690,488
Raven Industries, Inc.	4,433	154,623
Roper Technologies, Inc.	14,550	4,902,768
		49,395,409
Machinery - 1.9%
Actuant Corp. Class A	10,337	256,047
AGCO Corp.	9,877	757,467
Alamo Group, Inc.	1,258	134,681
Albany International Corp. Class A	4,417	370,940
Allison Transmission Holdings, Inc.	18,116	790,039
Altra Industrial Motion Corp.	8,180	251,944
Astec Industries, Inc.	3,023	106,077
Barnes Group, Inc.	6,130	358,299
Blue Bird Corp. (a)	1,620	31,655
Briggs & Stratton Corp. (b)	5,122	37,749
Caterpillar, Inc.	81,844	11,278,103
Chart Industries, Inc. (a)	4,047	237,276
CIRCOR International, Inc. (a)	2,404	92,049
Colfax Corp. (a)(b)	13,421	450,946
Columbus McKinnon Corp. (NY Shares)	2,688	100,854
Commercial Vehicle Group, Inc. (a)	3,613	26,339
Crane Co.	7,414	567,319
Cummins, Inc.	20,665	3,564,299
Deere & Co.	44,636	7,772,913
Donaldson Co., Inc.	18,301	965,195
Douglas Dynamics, Inc.	2,827	132,388
Dover Corp.	20,612	2,141,381
Energy Recovery, Inc. (a)(b)	3,734	34,764
EnPro Industries, Inc.	2,774	192,932
ESCO Technologies, Inc.	6,251	528,147
Evoqua Water Technologies Corp. (a)	7,454	129,476
Federal Signal Corp.	7,713	250,210
Flowserve Corp.	17,996	878,925
Fortive Corp.	40,436	2,790,084
Franklin Electric Co., Inc.	5,679	305,814
Gardner Denver Holdings, Inc. (a)(b)	17,534	558,107
Gates Industrial Corp. PLC (a)	5,409	54,090
Gorman-Rupp Co.	2,693	99,479
Graco, Inc.	24,042	1,086,698
Greenbrier Companies, Inc.	6,489	190,063
Harsco Corp. (a)	10,481	212,450
Hillenbrand, Inc.	7,802	240,224
Hyster-Yale Materials Handling Class A	1,116	56,604
IDEX Corp.	10,825	1,683,612
Illinois Tool Works, Inc.	42,275	7,126,720
Ingersoll-Rand PLC	34,049	4,320,478
ITT, Inc.	12,525	744,611
John Bean Technologies Corp.	4,145	425,982
Kadant, Inc.	1,306	118,585
Kennametal, Inc.	10,340	320,023
Lincoln Electric Holdings, Inc.	10,002	895,879
Lindsay Corp. (b)	1,377	130,003
Lydall, Inc. (a)	2,084	40,784
Manitowoc Co., Inc. (a)	4,393	56,055
Meritor, Inc. (a)	10,669	235,038
Middleby Corp. (a)	7,524	910,028
Milacron Holdings Corp. (a)	8,744	146,200
Mueller Industries, Inc.	7,217	222,067
Mueller Water Products, Inc. Class A	22,280	260,676
Navistar International Corp. New (a)	10,038	313,989
NN, Inc.	5,075	36,642
Nordson Corp.	7,215	1,131,384
Oshkosh Corp.	10,469	893,843
PACCAR, Inc.	48,032	3,653,314
Parker Hannifin Corp.	18,126	3,325,940
Pentair PLC	21,706	900,148
Proto Labs, Inc. (a)	3,499	339,298
RBC Bearings, Inc. (a)	3,258	522,714
REV Group, Inc.	3,489	43,403
Rexnord Corp. (a)	13,725	388,280
Snap-On, Inc.	8,096	1,316,976
Spartan Motors, Inc.	4,037	70,526
SPX Corp. (a)	5,560	253,202
SPX Flow, Inc. (a)(b)	5,688	257,553
Standex International Corp.	1,703	129,053
Stanley Black & Decker, Inc.	21,264	3,217,881
Sun Hydraulics Corp.	3,732	147,899
Tennant Co.	2,352	182,115
Terex Corp.	7,987	220,042
Timken Co.	9,078	444,822
Titan International, Inc.	6,149	16,418
Toro Co.	14,602	1,126,252
TriMas Corp. (a)	5,269	170,294
Trinity Industries, Inc.	22,175	438,622
Wabash National Corp.	6,682	95,285
WABCO Holdings, Inc. (a)	6,905	929,551
Watts Water Technologies, Inc. Class A	3,446	321,340
Welbilt, Inc. (a)	16,381	310,584
Westinghouse Air Brake Co. (b)	18,475	1,281,611
Woodward, Inc.	7,434	792,910
Xylem, Inc.	24,641	1,889,718
		80,830,377
Marine - 0.0%
Eagle Bulk Shipping, Inc. (a)(b)	8,599	37,320
Genco Shipping & Trading Ltd.	1,561	15,423
Kirby Corp. (a)	7,472	591,484
Matson, Inc.	5,403	206,287
		850,514
Professional Services - 0.5%
Asgn, Inc. (a)	7,640	485,828
Barrett Business Services, Inc.	1,045	91,678
BG Staffing, Inc.	826	15,801
CBIZ, Inc. (a)	7,445	203,770
CoStar Group, Inc. (a)	5,035	2,766,833
CRA International, Inc.	988	48,659
Equifax, Inc.	16,632	2,273,761
Exponent, Inc.	7,287	462,943
Forrester Research, Inc.	1,607	55,409
FTI Consulting, Inc. (a)	5,511	599,983
Heidrick & Struggles International, Inc.	2,325	66,170
Huron Consulting Group, Inc. (a)	2,917	192,930
ICF International, Inc.	2,352	201,543
IHS Markit Ltd. (a)	49,732	3,482,235
InnerWorkings, Inc. (a)	11,452	55,542
Insperity, Inc.	5,521	583,183
Kelly Services, Inc. Class A (non-vtg.)	4,475	107,445
Kforce, Inc.	3,171	129,726
Korn Ferry	8,301	304,564
Manpower, Inc.	8,554	777,730
Nielsen Holdings PLC	47,769	963,023
Resources Connection, Inc.	3,485	51,055
Robert Half International, Inc.	16,623	951,999
TransUnion Holding Co., Inc.	25,472	2,104,497
TriNet Group, Inc. (a)	6,318	334,791
TrueBlue, Inc. (a)	4,828	110,561
Upwork, Inc. (b)	7,617	114,560
Verisk Analytics, Inc.	22,650	3,277,455
Willdan Group, Inc. (a)	1,233	37,360
		20,851,034
Road & Rail - 1.0%
AMERCO	1,053	426,507
ArcBest Corp.	3,543	102,357
Avis Budget Group, Inc. (a)	8,358	248,316
Covenant Transport Group, Inc. Class A (a)	1,961	30,141
CSX Corp.	111,566	7,839,743
Daseke, Inc. (a)	6,785	18,252
Genesee & Wyoming, Inc. Class A (a)	7,906	877,803
Heartland Express, Inc.	6,140	128,326
Hertz Global Holdings, Inc. (a)	7,579	102,392
J.B. Hunt Transport Services, Inc.	12,090	1,421,300
Kansas City Southern	13,930	1,961,065
Knight-Swift Transportation Holdings, Inc. Class A (b)	17,144	625,070
Landstar System, Inc. (b)	5,954	673,695
Marten Transport Ltd.	4,554	98,640
Norfolk Southern Corp.	37,747	6,869,954
Old Dominion Freight Lines, Inc.	9,146	1,665,304
Ryder System, Inc.	7,881	383,253
Saia, Inc. (a)	3,369	300,515
Schneider National, Inc. Class B	3,889	88,941
U.S. Xpress Enterprises, Inc. (a)(b)	7,831	40,643
U.S.A. Truck, Inc. (a)(b)	723	5,733
Union Pacific Corp.	102,195	16,909,185
Universal Logistics Holdings, Inc.	849	16,008
Werner Enterprises, Inc.	5,456	199,144
YRC Worldwide, Inc. (a)(b)	3,002	10,057
		41,042,344
Trading Companies & Distributors - 0.3%
Air Lease Corp. Class A	13,074	574,995
Aircastle Ltd.	7,596	206,763
Applied Industrial Technologies, Inc.	6,833	408,887
Beacon Roofing Supply, Inc. (a)	9,521	295,532
BlueLinx Corp. (a)(b)	1,245	38,919
BMC Stock Holdings, Inc. (a)	9,620	259,644
CAI International, Inc. (a)	2,074	49,299
DXP Enterprises, Inc. (a)	2,277	78,602
Fastenal Co.	79,567	2,859,638
GATX Corp.	4,900	389,795
General Finance Corp. (a)	1,624	15,883
GMS, Inc. (a)	4,321	129,457
H&E Equipment Services, Inc.	5,441	184,668
HD Supply Holdings, Inc. (a)	25,078	991,584
Herc Holdings, Inc. (a)	2,958	130,921
Kaman Corp.	3,548	208,161
MRC Global, Inc. (a)	11,848	134,593
MSC Industrial Direct Co., Inc. Class A	6,673	488,530
Now, Inc. (a)	13,856	146,042
Rush Enterprises, Inc. Class A	3,829	167,289
SiteOne Landscape Supply, Inc. (a)(b)	5,934	522,548
Systemax, Inc.	1,597	34,559
Textainer Group Holdings Ltd. (a)	5,561	57,556
Titan Machinery, Inc. (a)	2,256	37,450
Triton International Ltd.	6,536	239,871
United Rentals, Inc. (a)	11,045	1,475,281
Univar, Inc. (a)	14,680	315,033
Veritiv Corp. (a)	1,527	20,828
W.W. Grainger, Inc.	6,344	1,959,281
Watsco, Inc.	4,414	778,188
WESCO International, Inc. (a)	5,907	296,236
		13,496,033
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC	9,568	412,764

TOTAL INDUSTRIALS		418,078,543

INFORMATION TECHNOLOGY - 21.6%
Communications Equipment - 1.0%
Acacia Communications, Inc. (a)	3,648	239,528
ADTRAN, Inc.	6,487	57,150
Applied Optoelectronics, Inc. (a)(b)	2,479	23,203
Arista Networks, Inc. (a)	7,219	1,765,551
CalAmp Corp. (a)	4,760	53,407
Calix Networks, Inc. (a)	6,689	51,171
Casa Systems, Inc. (a)	6,632	44,567
Ciena Corp. (a)	19,351	718,309
Cisco Systems, Inc.	623,460	29,620,585
CommScope Holding Co., Inc. (a)	24,986	279,843
Comtech Telecommunications Corp.	3,027	105,794
EchoStar Holding Corp. Class A (a)	6,246	243,594
Extreme Networks, Inc. (a)	15,863	102,158
F5 Networks, Inc. (a)	8,192	1,180,303
Harmonic, Inc. (a)	10,331	80,375
Infinera Corp. (a)(b)	18,332	102,476
InterDigital, Inc.	4,288	229,965
Juniper Networks, Inc.	53,309	1,323,129
Lumentum Holdings, Inc. (a)	10,077	631,425
Motorola Solutions, Inc.	22,600	3,758,832
NETGEAR, Inc. (a)	4,017	109,142
NetScout Systems, Inc. (a)	8,986	217,641
Plantronics, Inc.	4,307	169,782
Sonus Networks, Inc. (a)	5,586	23,964
Ubiquiti, Inc. (b)	2,662	336,983
ViaSat, Inc. (a)	7,900	543,836
Viavi Solutions, Inc. (a)	29,663	473,421
		42,486,134
Electronic Equipment & Components - 0.9%
Amphenol Corp. Class A	41,448	4,158,478
Anixter International, Inc. (a)	3,839	317,677
Arlo Technologies, Inc. (a)	9,057	30,884
Arrow Electronics, Inc. (a)	12,394	982,596
Avnet, Inc.	14,607	577,853
AVX Corp.	5,959	91,292
Badger Meter, Inc.	4,836	279,521
Belden, Inc.	5,308	272,194
Benchmark Electronics, Inc.	6,188	209,773
CDW Corp.	20,985	2,684,191
Cognex Corp.	23,856	1,228,345
Coherent, Inc. (a)	3,443	512,732
Corning, Inc.	112,633	3,337,316
CTS Corp.	4,462	119,046
Daktronics, Inc.	9,297	63,777
Dolby Laboratories, Inc. Class A	9,048	582,058
ePlus, Inc. (a)	1,690	132,040
Fabrinet (a)	5,258	295,657
FARO Technologies, Inc. (a)	2,264	107,948
Fitbit, Inc. (a)(b)	26,758	165,364
FLIR Systems, Inc.	18,715	964,945
II-VI, Inc. (a)	10,841	359,379
Insight Enterprises, Inc. (a)	4,703	288,670
IPG Photonics Corp. (a)(b)	5,052	678,383
Itron, Inc. (a)	4,731	360,786
Jabil, Inc.	20,333	748,661
KEMET Corp. (b)	7,716	167,746
Keysight Technologies, Inc. (a)	25,925	2,616,092
Knowles Corp. (a)	11,882	256,414
Littelfuse, Inc.	3,593	630,823
Methode Electronics, Inc. Class A	5,395	185,588
MTS Systems Corp.	2,333	131,768
National Instruments Corp.	15,877	657,149
nLIGHT, Inc. (a)	3,495	46,693
Novanta, Inc. (a)	4,324	385,052
OSI Systems, Inc. (a)	2,040	202,450
Par Technology Corp. (a)(b)	1,415	35,460
PC Connection, Inc.	1,550	75,702
Plexus Corp. (a)	4,154	307,147
Rogers Corp. (a)	2,565	347,506
Sanmina Corp. (a)	9,869	303,274
ScanSource, Inc. (a)	3,193	103,134
SYNNEX Corp.	5,835	687,013
TE Connectivity Ltd.	47,127	4,217,867
Tech Data Corp. (a)	5,220	634,230
Trimble, Inc. (a)	35,578	1,417,428
TTM Technologies, Inc. (a)	12,188	142,721
Vishay Intertechnology, Inc.	17,404	350,691
Vishay Precision Group, Inc. (a)	1,588	54,071
Zebra Technologies Corp. Class A (a)	7,533	1,791,875
		35,297,460
IT Services - 4.9%
Accenture PLC Class A	88,174	16,349,223
Akamai Technologies, Inc. (a)	22,354	1,933,621
Alliance Data Systems Corp.	6,327	632,700
Amdocs Ltd.	19,376	1,263,315
Automatic Data Processing, Inc.	60,628	9,835,680
Black Knight, Inc. (a)	19,611	1,259,026
Booz Allen Hamilton Holding Corp. Class A	20,364	1,433,015
Broadridge Financial Solutions, Inc.	17,206	2,154,535
CACI International, Inc. Class A (a)	3,527	789,166
Carbonite, Inc. (a)	4,050	69,539
Cardtronics PLC (a)(b)	4,753	162,838
Cass Information Systems, Inc.	1,534	87,914
Cognizant Technology Solutions Corp. Class A	79,880	4,867,887
Conduent, Inc. (a)	23,130	142,943
CoreLogic, Inc. (a)	12,241	495,638
CSG Systems International, Inc.	4,214	242,895
DXC Technology Co.	39,152	1,083,336
Endurance International Group Holdings, Inc. (a)	9,212	36,111
EPAM Systems, Inc. (a)	7,058	1,241,926
Euronet Worldwide, Inc. (a)	7,099	994,357
EVERTEC, Inc.	7,809	238,877
EVO Payments, Inc. Class A (a)	3,132	89,043
ExlService Holdings, Inc. (a)	5,848	407,196
Fidelity National Information Services, Inc.	45,236	5,960,295
Fiserv, Inc. (a)	55,252	5,864,447
FleetCor Technologies, Inc. (a)	12,360	3,636,559
Gartner, Inc. (a)	12,749	1,964,366
Genpact Ltd.	18,908	740,626
Global Payments, Inc.	22,013	3,724,159
GoDaddy, Inc. (a)	23,208	1,509,216
GreenSky, Inc. Class A (a)(b)	4,630	35,420
GTT Communications, Inc. (a)(b)	3,765	28,350
Hackett Group, Inc.	3,123	52,810
i3 Verticals, Inc. Class A (a)	1,027	21,002
IBM Corp.	125,953	16,843,695
Internap Network Services Corp. (a)(b)	8,373	19,928
Jack Henry & Associates, Inc.	10,548	1,493,175
KBR, Inc.	20,520	577,843
Leidos Holdings, Inc.	20,542	1,771,337
Limelight Networks, Inc. (a)	15,840	66,845
Liveramp Holdings, Inc. (a)	8,961	350,285
ManTech International Corp. Class A	3,366	266,520
MasterCard, Inc. Class A	125,714	34,798,892
Maximus, Inc.	8,919	684,444
MongoDB, Inc. Class A (a)	3,899	498,175
NIC, Inc.	8,389	197,309
Okta, Inc. (a)	10,752	1,172,721
Paychex, Inc.	43,974	3,677,985
PayPal Holdings, Inc. (a)	163,400	17,009,940
Perficient, Inc. (a)	5,040	197,568
Perspecta, Inc.	19,992	530,588
Presidio, Inc.	3,440	57,104
Sabre Corp.	37,330	876,508
Science Applications International Corp.	6,866	567,269
ServiceSource International, Inc. (a)	8,303	10,379
Square, Inc. (a)	42,725	2,624,597
Switch, Inc. Class A	5,067	74,840
Sykes Enterprises, Inc. (a)	4,831	149,254
The Western Union Co.	61,168	1,532,870
Ttec Holdings, Inc.	1,671	79,155
Twilio, Inc. Class A (a)(b)	10,978	1,060,036
Unisys Corp. (a)(b)	5,904	60,575
VeriSign, Inc. (a)	14,699	2,793,104
Virtusa Corp. (a)	3,440	128,243
Visa, Inc. Class A	242,799	43,427,029
WEX, Inc. (a)	5,958	1,127,134
		204,073,378
Semiconductors & Semiconductor Equipment - 3.9%
Adesto Technologies Corp. (a)(b)	3,613	33,095
Advanced Energy Industries, Inc. (a)	5,910	349,281
Advanced Micro Devices, Inc. (a)	121,341	4,117,100
Amkor Technology, Inc. (a)	18,063	224,523
Analog Devices, Inc.	51,088	5,447,513
Applied Materials, Inc.	136,373	7,399,599
Axcelis Technologies, Inc. (a)	4,486	85,997
AXT, Inc. (a)	3,490	10,889
Broadcom, Inc.	57,230	16,759,806
Brooks Automation, Inc.	9,973	423,553
Cabot Microelectronics Corp.	4,018	607,200
Ceva, Inc. (a)	2,851	77,604
Cirrus Logic, Inc. (a)	8,424	572,495
Cohu, Inc.	5,528	91,875
Cree, Inc. (a)	14,153	675,523
Cypress Semiconductor Corp.	49,521	1,152,354
Diodes, Inc. (a)	6,252	291,656
Enphase Energy, Inc. (a)(b)	10,777	209,397
Entegris, Inc.	19,250	924,000
First Solar, Inc. (a)	10,167	526,549
FormFactor, Inc. (a)	9,915	216,444
Ichor Holdings Ltd. (a)	2,625	76,414
Impinj, Inc. (a)	2,025	66,612
Inphi Corp. (a)	6,313	453,778
Intel Corp.	631,974	35,725,490
KLA-Tencor Corp.	21,101	3,566,913
Kulicke & Soffa Industries, Inc.	12,521	297,311
Lam Research Corp.	21,538	5,837,660
Lattice Semiconductor Corp. (a)	18,435	361,142
MACOM Technology Solutions Holdings, Inc. (a)	5,631	128,049
Marvell Technology Group Ltd.	81,988	1,999,687
Maxim Integrated Products, Inc.	38,499	2,258,351
MaxLinear, Inc. Class A (a)	8,371	158,714
Microchip Technology, Inc. (b)	32,701	3,083,377
Micron Technology, Inc. (a)	155,587	7,398,162
MKS Instruments, Inc.	7,737	837,298
Monolithic Power Systems, Inc.	5,309	795,925
NeoPhotonics Corp. (a)	3,639	23,945
NVE Corp.	579	36,043
NVIDIA Corp.	84,625	17,011,318
ON Semiconductor Corp. (a)	57,312	1,169,165
Onto Innovation, Inc. (a)	3,001	96,632
PDF Solutions, Inc. (a)	3,407	55,057
Photronics, Inc. (a)	9,439	111,380
Pixelworks, Inc. (a)	3,557	13,837
Power Integrations, Inc.	3,833	349,225
Qorvo, Inc. (a)	16,955	1,370,981
Qualcomm, Inc.	168,142	13,525,342
Rambus, Inc. (a)	13,609	188,417
Semtech Corp. (a)	9,516	480,177
Silicon Laboratories, Inc. (a)	6,672	708,833
Skyworks Solutions, Inc.	24,454	2,226,781
SMART Global Holdings, Inc. (a)	1,612	47,876
SolarEdge Technologies, Inc. (a)	5,767	489,964
SunPower Corp. (a)(b)	9,185	80,461
Synaptics, Inc. (a)	4,550	191,601
Teradyne, Inc.	24,483	1,498,849
Texas Instruments, Inc.	133,062	15,699,985
Ultra Clean Holdings, Inc. (a)	4,695	100,332
Universal Display Corp.	5,848	1,170,653
Veeco Instruments, Inc. (a)	6,455	88,046
Xilinx, Inc.	34,968	3,172,996
Xperi Corp.	5,702	115,779
		163,265,011
Software - 6.8%
2U, Inc. (a)(b)	7,131	127,823
8x8, Inc. (a)	12,589	243,219
A10 Networks, Inc. (a)	13,738	102,073
ACI Worldwide, Inc. (a)	16,768	526,348
Adobe, Inc. (a)	67,742	18,827,534
Alarm.com Holdings, Inc. (a)	4,416	218,150
Altair Engineering, Inc. Class A (a)(b)	3,580	131,995
Alteryx, Inc. Class A (a)(b)	4,071	372,497
American Software, Inc. Class A	3,772	61,144
ANSYS, Inc. (a)	11,901	2,620,005
AppFolio, Inc. (a)(b)	1,555	151,193
Appian Corp. Class A (a)(b)	3,628	161,954
Aspen Technology, Inc. (a)	10,247	1,179,532
Autodesk, Inc. (a)	30,380	4,476,797
Avaya Holdings Corp. (a)	14,828	179,271
Benefitfocus, Inc. (a)(b)	2,801	63,681
Blackbaud, Inc.	6,755	567,082
BlackLine, Inc. (a)	4,686	219,024
Bottomline Technologies, Inc. (a)	4,728	193,612
Box, Inc. Class A (a)	19,811	335,202
Cadence Design Systems, Inc. (a)	38,720	2,530,352
CDK Global, Inc.	17,746	896,883
Cerence, Inc. (a)	5,156	79,918
Ceridian HCM Holding, Inc. (a)(b)	5,454	263,156
Cision Ltd. (a)	8,320	83,782
Citrix Systems, Inc.	18,352	1,997,799
Cloudera, Inc. (a)(b)	31,348	265,831
CommVault Systems, Inc. (a)	5,089	252,771
Cornerstone OnDemand, Inc. (a)	7,807	457,256
Coupa Software, Inc. (a)(b)	7,228	993,778
Digimarc Corp. (a)(b)	2,002	71,271
Domo, Inc. Class B (a)	1,318	21,193
Dropbox, Inc. Class A (a)	11,724	232,370
Ebix, Inc. (b)	2,947	125,631
eGain Communications Corp. (a)	2,177	16,382
Envestnet, Inc. (a)(b)	6,590	411,809
Everbridge, Inc. (a)(b)	3,675	255,449
Fair Isaac Corp. (a)	4,003	1,217,072
FireEye, Inc. (a)	27,920	442,253
Five9, Inc. (a)	8,113	450,353
Forescout Technologies, Inc. (a)	2,909	89,481
Fortinet, Inc. (a)	20,003	1,631,445
Guidewire Software, Inc. (a)(b)	11,321	1,276,330
HubSpot, Inc. (a)	4,924	763,712
Instructure, Inc. (a)(b)	4,319	201,827
Intuit, Inc.	36,088	9,292,660
j2 Global, Inc.	6,682	634,523
LivePerson, Inc. (a)(b)	7,714	316,660
LogMeIn, Inc.	7,153	469,809
Manhattan Associates, Inc. (a)	8,838	662,408
Microsoft Corp.	1,069,706	153,363,749
MicroStrategy, Inc. Class A (a)	1,178	180,529
Mitek Systems, Inc. (a)	4,508	43,457
MobileIron, Inc. (a)	8,617	53,942
Model N, Inc. (a)	3,136	93,421
New Relic, Inc. (a)	6,512	417,159
Nuance Communications, Inc. (a)	41,248	673,167
Nutanix, Inc. Class A (a)	10,222	298,687
Onespan, Inc. (a)	3,925	73,437
Oracle Corp.	353,124	19,241,727
Palo Alto Networks, Inc. (a)	13,060	2,969,713
Parametric Technology Corp. (a)	14,477	968,656
Paycom Software, Inc. (a)	6,768	1,431,635
Paylocity Holding Corp. (a)	4,474	459,032
Pegasystems, Inc.	5,456	410,346
Pivotal Software, Inc. (a)	5,752	86,107
Pluralsight, Inc. (a)(b)	2,831	51,184
Progress Software Corp.	5,765	229,908
Proofpoint, Inc. (a)	7,412	855,122
PROS Holdings, Inc. (a)	4,481	229,606
Q2 Holdings, Inc. (a)	4,822	344,725
QAD, Inc. Class A	1,217	56,566
Qualys, Inc. (a)	5,748	490,477
Rapid7, Inc. (a)	5,393	270,135
RealPage, Inc. (a)	10,598	641,709
RingCentral, Inc. (a)	9,478	1,530,887
SailPoint Technologies Holding, Inc. (a)	8,421	163,031
Salesforce.com, Inc. (a)	106,034	16,593,261
SecureWorks Corp. (a)(b)	830	10,093
ServiceNow, Inc. (a)	24,834	6,140,455
ShotSpotter, Inc. (a)(b)	888	17,938
Smartsheet, Inc. (a)	1,752	69,029
Splunk, Inc. (a)	20,634	2,475,255
SPS Commerce, Inc. (a)	4,692	247,597
SS&C Technologies Holdings, Inc.	29,607	1,539,860
Symantec Corp.	89,303	2,043,253
Synopsys, Inc. (a)	20,821	2,826,451
Teradata Corp. (a)	16,252	486,422
The Trade Desk, Inc. (a)(b)	5,059	1,015,847
TiVo Corp.	16,108	131,119
Tyler Technologies, Inc. (a)	5,328	1,430,675
Upland Software, Inc. (a)(b)	2,084	78,108
Varonis Systems, Inc. (a)	4,577	327,484
Verint Systems, Inc. (a)	9,067	411,551
VirnetX Holding Corp. (a)(b)	6,998	40,938
VMware, Inc. Class A	10,585	1,675,288
Vobile Group Ltd. (a)	26,000	8,483
Workday, Inc. Class A (a)	20,503	3,324,766
Workiva, Inc. (a)	3,403	141,803
Yext, Inc. (a)	7,999	131,664
Zendesk, Inc. (a)	14,627	1,033,398
Zix Corp. (a)	6,400	42,304
Zuora, Inc. (a)(b)	1,233	17,570
		285,051,026
Technology Hardware, Storage & Peripherals - 4.1%
3D Systems Corp. (a)(b)	14,568	138,250
Apple, Inc.	624,302	155,301,336
Dell Technologies, Inc. (a)	20,801	1,100,165
Diebold Nixdorf, Inc. (a)(b)	9,699	67,893
Hewlett Packard Enterprise Co.	201,365	3,304,400
HP, Inc.	218,767	3,799,983
Immersion Corp. (a)	8,071	66,344
NCR Corp. (a)(b)	16,521	482,578
NetApp, Inc.	34,623	1,934,733
Pure Storage, Inc. Class A (a)	24,606	478,833
Razer, Inc. (a)(c)	512,000	95,776
Seagate Technology LLC	35,683	2,070,684
Western Digital Corp.	40,068	2,069,512
Xerox Holdings Corp.	28,210	957,165
		171,867,652

TOTAL INFORMATION TECHNOLOGY		902,040,661

MATERIALS - 2.9%
Chemicals - 2.0%
A. Schulman, Inc. rights (a)(d)	493	213
AdvanSix, Inc. (a)	3,557	80,957
Air Products & Chemicals, Inc.	30,558	6,516,799
Albemarle Corp. U.S. (b)	14,726	894,457
American Vanguard Corp.	3,897	54,480
Amyris, Inc. (a)(b)	6,586	21,833
Ashland Global Holdings, Inc.	8,105	627,084
Axalta Coating Systems Ltd. (a)	29,440	868,186
Balchem Corp.	4,495	454,939
Cabot Corp.	7,708	335,992
Celanese Corp. Class A	18,406	2,229,887
CF Industries Holdings, Inc.	32,224	1,461,358
Chase Corp.	983	115,158
Corteva, Inc.	106,800	2,817,384
Dow, Inc.	105,619	5,332,703
DowDuPont, Inc.	105,597	6,959,898
Eastman Chemical Co.	19,440	1,478,218
Ecolab, Inc.	35,245	6,769,507
Element Solutions, Inc. (a)	29,924	324,975
Ferro Corp. (a)	10,905	121,373
Flotek Industries, Inc. (a)	5,788	11,055
FMC Corp.	21,876	2,001,654
FutureFuel Corp.	3,075	37,915
GCP Applied Technologies, Inc. (a)	9,194	189,948
H.B. Fuller Co.	6,897	336,574
Hawkins, Inc.	1,349	57,670
Huntsman Corp.	30,879	683,352
Ingevity Corp. (a)	5,877	494,902
Innophos Holdings, Inc.	2,339	76,298
Innospec, Inc.	3,135	286,414
International Flavors & Fragrances, Inc. (b)	13,892	1,694,963
Intrepid Potash, Inc. (a)	11,384	35,177
Koppers Holdings, Inc. (a)	2,938	94,310
Kraton Performance Polymers, Inc. (a)	3,969	88,985
Kronos Worldwide, Inc.	3,880	49,198
Linde PLC	76,226	15,119,427
Livent Corp.	16,509	113,252
LyondellBasell Industries NV Class A	43,530	3,904,641
Minerals Technologies, Inc.	4,662	230,536
NewMarket Corp.	1,268	615,601
Olin Corp.	21,658	397,208
OMNOVA Solutions, Inc. (a)	6,031	60,973
PolyOne Corp.	12,258	392,869
PPG Industries, Inc.	33,059	4,136,342
PQ Group Holdings, Inc. (a)	4,183	68,894
Quaker Chemical Corp. (b)	1,694	258,979
Rayonier Advanced Materials, Inc.	5,666	23,627
RPM International, Inc.	18,323	1,327,135
Sensient Technologies Corp.	5,579	349,022
Sherwin-Williams Co.	11,417	6,534,177
Stepan Co.	3,564	348,274
The Chemours Co. LLC (b)	24,620	404,014
The Mosaic Co.	48,485	963,882
The Scotts Miracle-Gro Co. Class A	5,724	574,632
Tredegar Corp.	3,200	63,616
Trinseo SA	6,123	260,228
Tronox Holdings PLC	11,939	101,362
Valvoline, Inc.	25,818	550,956
Venator Materials PLC (a)	4,706	11,624
W.R. Grace & Co.	9,398	624,497
Westlake Chemical Corp.	5,906	373,200
		81,412,784
Construction Materials - 0.1%
Eagle Materials, Inc.	6,363	581,196
Forterra, Inc. (a)	2,133	17,512
Martin Marietta Materials, Inc.	8,638	2,262,379
Summit Materials, Inc. (a)	15,485	355,071
U.S. Concrete, Inc. (a)	2,205	115,233
Vulcan Materials Co.	18,134	2,590,805
		5,922,196
Containers & Packaging - 0.4%
Amcor PLC	62,613	596,076
Aptargroup, Inc.	8,402	992,696
Avery Dennison Corp.	11,878	1,518,721
Ball Corp.	46,771	3,272,567
Berry Global Group, Inc. (a)	17,616	731,240
Crown Holdings, Inc. (a)	18,669	1,359,850
Graphic Packaging Holding Co.	43,611	682,948
Greif, Inc. Class A	3,377	132,277
International Paper Co.	57,344	2,504,786
Myers Industries, Inc.	5,430	91,930
Owens-Illinois, Inc.	19,988	169,898
Packaging Corp. of America	12,762	1,396,929
Sealed Air Corp.	21,375	892,834
Silgan Holdings, Inc.	12,899	396,902
Sonoco Products Co.	14,959	863,134
WestRock Co.	34,366	1,284,257
		16,887,045
Metals & Mining - 0.4%
AK Steel Holding Corp. (a)(b)	40,885	96,489
Alcoa Corp. (a)	27,752	576,964
Allegheny Technologies, Inc. (a)	16,199	340,341
Carpenter Technology Corp.	6,795	333,091
Century Aluminum Co. (a)	5,867	34,205
Cleveland-Cliffs, Inc. (b)	38,228	276,388
Coeur d'Alene Mines Corp. (a)	26,613	146,904
Commercial Metals Co.	17,674	341,638
Compass Minerals International, Inc.	4,380	247,382
Coronado Global Resources, Inc. unit (c)	26,081	43,065
Freeport-McMoRan, Inc.	200,716	1,971,031
Gold Resource Corp.	6,343	27,782
Haynes International, Inc.	1,562	53,827
Hecla Mining Co.	61,460	141,358
Kaiser Aluminum Corp.	2,159	231,186
Materion Corp.	2,616	148,693
McEwen Mining, Inc. (b)	30,500	50,935
Newmont Goldcorp Corp.	74,197	2,947,847
Nucor Corp.	43,701	2,353,299
Olympic Steel, Inc.	2,461	36,866
Reliance Steel & Aluminum Co.	9,701	1,125,704
Royal Gold, Inc.	8,931	1,030,995
Ryerson Holding Corp. (a)	2,174	18,892
Schnitzer Steel Industries, Inc. Class A	3,466	73,964
Steel Dynamics, Inc.	31,113	944,591
SunCoke Energy, Inc.	8,787	46,483
TimkenSteel Corp. (a)	6,610	37,148
United States Steel Corp. (b)	27,237	313,498
Universal Stainless & Alloy Products, Inc.(a)	947	12,709
Warrior Metropolitan Coal, Inc.	5,683	110,705
Worthington Industries, Inc.	5,236	192,737
		14,306,717
Paper & Forest Products - 0.0%
Boise Cascade Co.	4,931	176,382
Clearwater Paper Corp. (a)	1,952	36,190
Domtar Corp.	8,065	293,485
Louisiana-Pacific Corp.	20,548	600,618
Mercer International, Inc. (SBI)	4,873	59,451
Neenah, Inc.	2,171	140,030
P.H. Glatfelter Co.	5,996	107,928
Resolute Forest Products	10,684	38,676
Schweitzer-Mauduit International, Inc.	4,004	162,122
Verso Corp. (a)(b)	4,715	69,028
		1,683,910

TOTAL MATERIALS		120,212,652

REAL ESTATE - 4.1%
Equity Real Estate Investment Trusts (REITs) - 4.0%
Acadia Realty Trust (SBI)	10,423	291,636
Agree Realty Corp.	4,557	358,955
Alexander & Baldwin, Inc.	8,839	207,805
Alexanders, Inc.	454	156,812
Alexandria Real Estate Equities, Inc.	14,863	2,359,501
American Assets Trust, Inc.	4,819	235,938
American Campus Communities, Inc.	18,605	929,878
American Finance Trust, Inc.	6,402	94,750
American Homes 4 Rent Class A	35,075	928,435
American Tower Corp.	61,061	13,316,183
Americold Realty Trust	7,720	309,495
Apartment Investment & Management Co. Class A	20,563	1,128,497
Apple Hospitality (REIT), Inc.	30,337	499,954
Armada Hoffler Properties, Inc.	6,862	128,594
Ashford Hospitality Trust, Inc.	11,176	30,510
AvalonBay Communities, Inc.	19,216	4,182,555
Bluerock Residential Growth (REIT), Inc.	2,998	36,036
Boston Properties, Inc.	21,189	2,907,131
Braemar Hotels & Resorts, Inc.	4,147	38,277
Brandywine Realty Trust (SBI)	23,147	353,686
Brixmor Property Group, Inc.	44,444	978,657
Camden Property Trust (SBI)	12,754	1,458,675
CareTrust (REIT), Inc.	12,612	305,715
CatchMark Timber Trust, Inc.	7,096	81,391
CBL & Associates Properties, Inc.	17,454	25,134
Cedar Realty Trust, Inc.	9,477	31,653
Chatham Lodging Trust	5,785	104,419
City Office REIT, Inc.	4,541	61,485
Colony Capital, Inc.	64,493	361,161
Columbia Property Trust, Inc.	15,346	314,900
Community Healthcare Trust, Inc.	2,256	109,236
CorEnergy Infrastructure Trust, Inc.	1,738	83,719
CorePoint Lodging, Inc.	4,543	44,749
CoreSite Realty Corp.	5,156	605,830
Corporate Office Properties Trust (SBI)	15,545	460,754
Corrections Corp. of America	17,573	268,164
Cousins Properties, Inc.	14,823	594,847
Crown Castle International Corp.	57,592	7,993,194
CubeSmart	25,664	813,549
CyrusOne, Inc.	14,749	1,051,309
DDR Corp.	19,250	298,953
DiamondRock Hospitality Co.	26,826	267,723
Digital Realty Trust, Inc.	28,853	3,665,485
Douglas Emmett, Inc.	22,997	996,230
Duke Realty Corp.	48,559	1,706,363
Easterly Government Properties, Inc.	9,303	207,643
EastGroup Properties, Inc.	5,107	684,083
Empire State Realty Trust, Inc.	17,872	258,608
EPR Properties	10,684	831,108
Equinix, Inc.	11,150	6,319,597
Equity Commonwealth	18,382	591,533
Equity Lifestyle Properties, Inc.	25,377	1,774,867
Equity Residential (SBI)	50,660	4,491,516
Essential Properties Realty Trust, Inc.	4,602	118,087
Essex Property Trust, Inc.	9,214	3,014,176
Extra Space Storage, Inc.	17,373	1,950,467
Farmland Partners, Inc.	3,638	24,375
Federal Realty Investment Trust (SBI)	10,185	1,385,262
First Industrial Realty Trust, Inc.	17,548	738,946
Four Corners Property Trust, Inc.	8,762	251,031
Franklin Street Properties Corp.	13,978	120,211
Front Yard Residential Corp. Class B	5,721	70,769
Gaming & Leisure Properties	27,285	1,101,223
Getty Realty Corp.	5,155	172,899
Gladstone Commercial Corp.	3,575	84,227
Gladstone Land Corp.	3,695	44,192
Global Medical REIT, Inc.	3,400	41,140
Global Net Lease, Inc.	9,973	194,274
Government Properties Income Trust	6,088	194,085
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	10,358	309,290
HCP, Inc.	67,074	2,523,324
Healthcare Realty Trust, Inc.	19,827	689,385
Healthcare Trust of America, Inc.	28,199	874,169
Hersha Hospitality Trust	4,460	61,548
Highwoods Properties, Inc. (SBI)	14,616	684,029
Hospitality Properties Trust (SBI)	25,290	639,837
Host Hotels & Resorts, Inc.	102,909	1,686,679
Hudson Pacific Properties, Inc.	22,688	814,953
Independence Realty Trust, Inc.	11,076	170,570
Industrial Logistics Properties Trust	7,750	164,610
Investors Real Estate Trust	1,682	127,277
Invitation Homes, Inc.	41,661	1,282,742
Iron Mountain, Inc.	39,630	1,299,864
iStar Financial, Inc.	9,235	120,147
JBG SMITH Properties	14,060	566,056
Jernigan Capital, Inc.	3,361	63,825
Kilroy Realty Corp.	15,101	1,267,427
Kimco Realty Corp.	58,243	1,255,719
Kite Realty Group Trust	10,016	178,485
Lamar Advertising Co. Class A	11,708	936,757
Lexington Corporate Properties Trust	26,776	291,323
Liberty Property Trust (SBI)	20,360	1,202,665
Life Storage, Inc.	6,466	704,277
LTC Properties, Inc.	5,025	260,546
Mack-Cali Realty Corp.	11,363	243,395
Medical Properties Trust, Inc.	50,874	1,054,618
Mid-America Apartment Communities, Inc.	15,726	2,185,757
Monmouth Real Estate Investment Corp. Class A	10,766	162,351
National Health Investors, Inc.	6,404	549,399
National Retail Properties, Inc.	21,687	1,277,581
National Storage Affiliates Trust	7,206	246,229
New Senior Investment Group, Inc.	11,257	79,249
NexPoint Residential Trust, Inc.	2,594	126,509
Omega Healthcare Investors, Inc.	27,586	1,214,887
Outfront Media, Inc.	19,261	506,757
Paramount Group, Inc.	30,585	411,980
Park Hotels & Resorts, Inc.	31,497	732,305
Pebblebrook Hotel Trust	16,796	431,825
Pennsylvania Real Estate Investment Trust (SBI) (b)	7,451	41,130
Physicians Realty Trust	25,980	485,047
Piedmont Office Realty Trust, Inc. Class A	16,869	378,540
Potlatch Corp.	10,144	430,816
Preferred Apartment Communities, Inc. Class A	4,788	68,564
Prologis, Inc.	87,375	7,668,030
PS Business Parks, Inc.	2,795	504,637
Public Storage	20,868	4,650,642
QTS Realty Trust, Inc. Class A	6,731	360,714
Ramco-Gershenson Properties Trust (SBI)	9,536	138,272
Rayonier, Inc.	18,364	495,461
Realty Income Corp.	41,157	3,366,231
Regency Centers Corp.	23,173	1,558,153
Retail Opportunity Investments Corp.	15,532	289,905
Retail Properties America, Inc.	28,557	392,944
Retail Value, Inc.	1,973	72,232
Rexford Industrial Realty, Inc.	12,762	613,725
RLJ Lodging Trust	22,545	369,963
Ryman Hospitality Properties, Inc.	7,577	637,756
Sabra Health Care REIT, Inc.	23,389	575,369
Saul Centers, Inc.	1,462	78,275
SBA Communications Corp. Class A	15,713	3,781,333
Senior Housing Properties Trust (SBI)	34,094	338,383
Seritage Growth Properties	3,509	152,606
Simon Property Group, Inc.	42,998	6,478,939
SL Green Realty Corp.	12,656	1,058,042
Spirit Realty Capital, Inc.	11,956	595,887
Stag Industrial, Inc.	13,904	431,580
Store Capital Corp.	25,673	1,039,757
Summit Hotel Properties, Inc.	12,071	147,990
Sun Communities, Inc.	11,835	1,924,963
Sunstone Hotel Investors, Inc.	33,391	451,112
Tanger Factory Outlet Centers, Inc.	12,289	198,099
Taubman Centers, Inc.	8,723	312,109
Terreno Realty Corp.	8,298	468,090
The GEO Group, Inc.	16,050	244,281
The Macerich Co.	13,884	381,810
UDR, Inc.	37,722	1,895,531
UMH Properties, Inc.	4,753	70,962
Uniti Group, Inc.	22,432	155,229
Universal Health Realty Income Trust (SBI)	1,914	228,206
Urban Edge Properties	19,728	416,458
Urstadt Biddle Properties, Inc. Class A	5,258	127,927
Ventas, Inc.	49,243	3,205,719
VEREIT, Inc.	134,593	1,324,395
VICI Properties, Inc.	49,463	1,164,854
Vornado Realty Trust	23,505	1,542,633
Washington Prime Group, Inc.	24,225	102,230
Washington REIT (SBI)	9,828	304,865
Weingarten Realty Investors (SBI)	15,250	483,883
Welltower, Inc.	52,284	4,741,636
Weyerhaeuser Co.	103,033	3,009,594
Whitestone REIT Class B	4,774	67,982
WP Carey, Inc.	22,570	2,077,794
Xenia Hotels & Resorts, Inc.	14,281	300,615
		165,642,488
Real Estate Management & Development - 0.1%
Altisource Portfolio Solutions SA (a)	1,784	31,755
CBRE Group, Inc. (a)	43,904	2,351,059
eXp World Holdings, Inc. (a)(b)	4,417	39,620
Howard Hughes Corp. (a)	5,359	599,243
Jones Lang LaSalle, Inc.	6,505	953,113
Kennedy-Wilson Holdings, Inc.	18,012	414,456
Marcus & Millichap, Inc. (a)	2,719	97,123
Newmark Group, Inc.	19,097	202,810
RE/MAX Holdings, Inc.	2,136	71,449
Realogy Holdings Corp. (b)	15,657	123,377
Redfin Corp. (a)(b)	10,745	186,856
Tejon Ranch Co. (a)	3,983	64,047
The RMR Group, Inc.	842	40,753
The St. Joe Co. (a)(b)	7,627	141,481
		5,317,142

TOTAL REAL ESTATE		170,959,630

UTILITIES - 3.3%
Electric Utilities - 1.9%
Allete, Inc.	8,067	694,246
Alliant Energy Corp.	32,608	1,739,311
American Electric Power Co., Inc.	68,233	6,440,513
Avangrid, Inc.	7,282	364,464
Duke Energy Corp.	98,258	9,261,799
Edison International	45,571	2,866,416
El Paso Electric Co.	5,349	356,832
Entergy Corp.	25,272	3,070,043
Evergy, Inc.	36,297	2,319,741
Eversource Energy	44,016	3,685,900
Exelon Corp.	133,420	6,069,276
FirstEnergy Corp.	66,903	3,232,753
Hawaiian Electric Industries, Inc.	15,028	678,514
IDACORP, Inc.	7,346	790,577
MGE Energy, Inc.	5,535	426,416
NextEra Energy, Inc.	65,987	15,727,342
OGE Energy Corp.	27,528	1,185,356
Otter Tail Corp.	5,070	287,368
Pinnacle West Capital Corp.	15,196	1,430,248
PNM Resources, Inc.	11,183	583,193
Portland General Electric Co.	12,389	704,686
PPL Corp.	99,295	3,325,390
Southern Co.	141,714	8,879,799
Spark Energy, Inc. Class A,	1,577	15,092
Xcel Energy, Inc.	70,866	4,500,700
		78,635,975
Gas Utilities - 0.2%
Atmos Energy Corp.	16,205	1,822,738
Chesapeake Utilities Corp.	2,167	205,432
National Fuel Gas Co.	12,390	561,391
New Jersey Resources Corp.	12,508	545,349
Northwest Natural Holding Co.	4,457	309,138
ONE Gas, Inc.	7,362	683,488
South Jersey Industries, Inc. (b)	11,894	382,511
Southwest Gas Holdings, Inc.	7,528	657,194
Spire, Inc.	6,849	575,727
UGI Corp.	24,164	1,151,898
		6,894,866
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	40,112	1,609,293
NRG Yield, Inc.:
Class A	4,515	77,523
Class C (b)	10,955	198,614
Ormat Technologies, Inc.	7,353	562,946
Pattern Energy Group, Inc.	11,874	332,828
Terraform Power, Inc.	10,645	180,752
The AES Corp.	92,494	1,577,023
Vistra Energy Corp.	53,919	1,457,431
		5,996,410
Multi-Utilities - 1.0%
Ameren Corp.	33,510	2,603,727
Avista Corp.	8,944	429,580
Black Hills Corp.	7,711	607,858
CenterPoint Energy, Inc.	69,277	2,013,882
CMS Energy Corp.	38,678	2,472,298
Consolidated Edison, Inc.	42,784	3,945,540
Dominion Energy, Inc.	105,106	8,676,500
DTE Energy Co.	24,933	3,174,470
MDU Resources Group, Inc.	28,188	814,351
NiSource, Inc.	51,769	1,451,603
NorthWestern Energy Corp.	7,742	561,450
Public Service Enterprise Group, Inc.	69,384	4,392,701
Sempra Energy	37,896	5,476,351
Unitil Corp.	2,094	130,393
WEC Energy Group, Inc.	43,517	4,108,005
		40,858,709
Water Utilities - 0.1%
American States Water Co.	5,237	498,196
American Water Works Co., Inc.	25,085	3,092,228
Aqua America, Inc.	24,421	1,107,004
AquaVenture Holdings Ltd. (a)	1,882	36,925
California Water Service Group	7,383	413,227
Middlesex Water Co.	2,226	149,699
SJW Corp.	2,951	213,505
		5,510,784

TOTAL UTILITIES		137,896,744

TOTAL COMMON STOCKS
(Cost $3,885,993,457)		4,155,638,682
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.7% to 1.82% 12/19/19 to 3/19/20 (e)
(Cost $995,383)	1,000,000	996,135
	Shares	Value

Money Market Funds - 2.3%
Fidelity Cash Central Fund 1.83% (f)	18,114,208	$18,117,831
Fidelity Securities Lending Cash Central Fund 1.84% (f)(g)	77,829,492	77,837,275
TOTAL MONEY MARKET FUNDS
(Cost $95,955,106)		95,955,106
TOTAL INVESTMENT IN SECURITIES - 102.0%
(Cost $3,982,943,946)		4,252,589,923
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(83,705,678)
NET ASSETS - 100%		$4,168,884,245

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	19	Dec. 2019	$1,485,230	$15,702	$15,702
CME E-mini S&P 500 Index Contracts (United States)	70	Dec. 2019	10,625,300	162,469	162,469
CME E-mini S&P MidCap 400 Index Contracts (United States)	3	Dec. 2019	586,500	16,167	16,167
TOTAL FUTURES CONTRACTS					$194,338

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $138,841 or 0.0% of net assets.

 (d) Level 3 security

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $213,749.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$338,922
Fidelity Securities Lending Cash Central Fund	267,300
Total	$606,222

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$390,319,924	$390,319,924	$--	$--
Consumer Discretionary	429,689,767	429,297,602	392,165	--
Consumer Staples	275,541,669	275,541,669	--	--
Energy	165,601,256	165,601,256	--	--
Financials	572,763,820	572,763,820	--	--
Health Care	572,534,016	572,534,016	--	--
Industrials	418,078,543	418,078,543	--	--
Information Technology	902,040,661	901,936,402	104,259	--
Materials	120,212,652	120,169,374	43,065	213
Real Estate	170,959,630	170,959,630	--	--
Utilities	137,896,744	137,896,744	--	--
U.S. Government and Government Agency Obligations	996,135	--	996,135	--
Money Market Funds	95,955,106	95,955,106	--	--
Total Investments in Securities:	$4,252,589,923	$4,251,054,086	$1,535,624	$213
Derivative Instruments:
Assets
Futures Contracts	$194,338	$194,338	$--	$--
Total Assets	$194,338	$194,338	$--	$--
Total Derivative Instruments:	$194,338	$194,338	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$194,338	$0
Total Equity Risk	194,338	0
Total Value of Derivatives	$194,338	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity ZERO℠ Total Market Index Fund

Financial Statements

Statement of Assets and Liabilities

		October 31, 2019
Assets
Investment in securities, at value (including securities loaned of $75,157,677) — See accompanying schedule: Unaffiliated issuers (cost $3,886,988,840)	$4,156,634,817
Fidelity Central Funds (cost $95,955,106)	95,955,106
Total Investment in Securities (cost $3,982,943,946)		$4,252,589,923
Foreign currency held at value (cost $21,227)		21,650
Receivable for investments sold		470,726
Receivable for fund shares sold		10,592,580
Dividends receivable		3,373,724
Distributions receivable from Fidelity Central Funds		54,557
Total assets		4,267,103,160
Liabilities
Payable to custodian bank	$149,714
Payable for investments purchased	18,071,437
Payable for fund shares redeemed	2,139,546
Payable for daily variation margin on futures contracts	21,223
Collateral on securities loaned	77,836,995
Total liabilities		98,218,915
Net Assets		$4,168,884,245
Net Assets consist of:
Paid in capital		$3,852,027,269
Total accumulated earnings (loss)		316,856,976
Net Assets, for 386,758,494 shares outstanding		$4,168,884,245
Net Asset Value, offering price and redemption price per share ($4,168,884,245 ÷ 386,758,494 shares)		$10.78

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended October 31, 2019
Investment Income
Dividends		$55,237,010
Interest		10,722
Income from Fidelity Central Funds (including $267,300 from security lending)		606,222
Total income		55,853,954
Expenses
Independent trustees' fees and expenses	$14,062
Total expenses before reductions	14,062
Expense reductions	(1,800)
Total expenses after reductions		12,262
Net investment income (loss)		55,841,692
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	55,830
Fidelity Central Funds	268
Foreign currency transactions	92
Futures contracts	3,511,801
Total net realized gain (loss)		3,567,991
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	349,333,219
Assets and liabilities in foreign currencies	416
Futures contracts	142,802
Total change in net unrealized appreciation (depreciation)		349,476,437
Net gain (loss)		353,044,428
Net increase (decrease) in net assets resulting from operations		$408,886,120

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended October 31, 2019	For the period August 2, 2018 (commencement of operations) to October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$55,841,692	$3,504,625
Net realized gain (loss)	3,567,991	167,495
Change in net unrealized appreciation (depreciation)	349,476,437	(79,635,699)
Net increase (decrease) in net assets resulting from operations	408,886,120	(75,963,579)
Distributions to shareholders	(11,754,371)	–
Share transactions
Proceeds from sales of shares	3,063,950,976	1,515,817,577
Reinvestment of distributions	11,304,792	–
Cost of shares redeemed	(667,649,189)	(75,708,081)
Net increase (decrease) in net assets resulting from share transactions	2,407,606,579	1,440,109,496
Total increase (decrease) in net assets	2,804,738,328	1,364,145,917
Net Assets
Beginning of period	1,364,145,917	–
End of period	$4,168,884,245	$1,364,145,917
Other Information
Shares
Sold	309,746,447	150,238,900
Issued in reinvestment of distributions	1,248,123	–
Redeemed	(66,886,285)	(7,588,691)
Net increase (decrease)	244,108,285	142,650,209

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity ZERO Total Market Index Fund

Years ended October 31,	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$9.56	$10.00
Income from Investment Operations
Net investment income (loss)B	.19	.04
Net realized and unrealized gain (loss)	1.10	(.48)
Total from investment operations	1.29	(.44)
Distributions from net investment income	(.06)	–
Distributions from net realized gain	(.01)	–
Total distributions	(.07)	–
Net asset value, end of period	$10.78	$9.56
Total ReturnC,D	13.57%	(4.40)%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	-%	- %H
Expenses net of fee waivers, if anyG	-%	- %H
Expenses net of all reductionsG	-%	- %H
Net investment income (loss)	1.91%	1.61%H
Supplemental Data
Net assets, end of period (000 omitted)	$4,168,884	$1,364,146
Portfolio turnover rateI	3%	0%J,K

 A For the period August 2, 2018 (commencement of operations) to October 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Amount represents less than .005%.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount represents less than 1%.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended October 31, 2019

1. Organization.

Fidelity ZERO Extended Market Index Fund, Fidelity ZERO International Index Fund, Fidelity ZERO Large Cap Index Fund and Fidelity ZERO Total Market Index Fund are funds of Fidelity Concord Street Trust. Fidelity ZERO International Index Fund and Fidelity ZERO Total Market Index Fund were formally funds of Fidelity Salem Street Trust. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Investments in emerging markets, if applicable, can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2019 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2019, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Fidelity ZERO International Index Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on each applicable Fund's Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

In addition, certain Funds claimed a portion of the payments made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, market discount, certain deemed distributions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity ZERO Extended Market Index Fund	$491,461,136	$50,091,845	$(38,169,849)	$11,921,996
Fidelity ZERO International Index Fund	1,237,226,425	106,267,220	(63,269,185)	42,998,035
Fidelity ZERO Large Cap Index Fund	1,104,516,674	106,700,596	(28,345,693)	78,354,903
Fidelity ZERO Total Market Index Fund	3,988,866,126	435,751,203	(172,027,406)	263,723,797

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Capital loss carryforward	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity ZERO Extended Market Index Fund	$6,951,374	$204,645	$–	$11,922,158
Fidelity ZERO International Index Fund	28,484,778	–	(3,567,400)	43,016,411
Fidelity ZERO Large Cap Index Fund	11,429,806	–	–	78,354,903
Fidelity ZERO Total Market Index Fund	50,591,602	2,541,153	–	263,724,220

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Long-term	Total capital loss carryfoward
Fidelity ZERO International Index Fund	(2,268,329)	(1,299,071)	(3,567,400)

The tax character of distributions paid was as follows:

October 31, 2019
	Ordinary Income	Long-term Capital Gains	Total
Fidelity ZERO Extended Market Index Fund	$570,035	$–	$570,035
Fidelity ZERO International Index Fund	3,263,555	–	3,263,555
Fidelity ZERO Large Cap Index Fund	1,065,835	–	1,065,835
Fidelity ZERO Total Market Index Fund	11,396,385	357,986	11,754,371

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity ZERO Extended Market Index Fund	409,660,921	41,422,108
Fidelity ZERO International Index Fund	816,712,169	30,781,478
Fidelity ZERO Large Cap Index Fund	988,272,893	18,853,457
Fidelity ZERO Total Market Index Fund	2,539,353,608	78,727,960

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR Co., Inc. (the investment adviser), an affiliate of Fidelity Management & Research Company (FMR), and its affiliates provide the Funds with investment management services for which the Funds do not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Funds, except fees and expenses of the independent Trustees.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the Funds' pro-rata portion of the line of credit are paid by the investment adviser.

During the period, the Funds did not borrow on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Funds. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a Fund's daily lending revenue, for its services as lending agent. The Funds may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity was as follows:

	Total Security Lending Income Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity ZERO Extended Market Index Fund	$8,992	$7,655	$297,369
Fidelity ZERO International Index Fund	$144	$418	$–
Fidelity ZERO Large Cap Index Fund	$1,000	$–	$–
Fidelity ZERO Total Market Index Fund	$12,293	$10,087	$398,844

9. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity ZERO Extended Market Index Fund	$228
Fidelity ZERO International Index Fund	1,103
Fidelity ZERO Large Cap Index Fund	450
Fidelity ZERO Total Market Index Fund	1,800

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Fidelity ZERO International Index Fund, Fidelity ZERO Total Market Index Fund, Fidelity ZERO Extended Market Index Fund, and Fidelity ZERO Large Cap Index Fund (the "Funds"), each a fund of Fidelity Concord Street Trust, including the schedules of investments, as of October 31, 2019, the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year then ended and for the period from August 2, 2018 (commencement of operations) to October 31, 2018 for Fidelity ZERO International Index Fund and Fidelity ZERO Total Market Index Fund, and the statements of changes in net assets and the financial highlights for the year then ended and for the period from September 13, 2018 (commencement of operations) to October 31, 2018 for Fidelity ZERO Extended Market Index Fund and Fidelity ZERO Large Cap Index Fund, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2019, the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for the year then ended and for the period from August 2, 2018 (commencement of operations) to October 31, 2018 for Fidelity ZERO International Index Fund and Fidelity ZERO Total Market Index Fund, and the changes in their net assets and the financial highlights for the year then ended and for the period from September 13, 2018 (commencement of operations) to October 31, 2018 for Fidelity ZERO Extended Market Index Fund and Fidelity ZERO Large Cap Index Fund, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2019, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

December 13, 2019

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 298 funds. Mr. Chiel oversees 171 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the funds' Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey is an Overseer Emeritus for the Boston Symphony Orchestra, a Director of Artis-Naples, and a Trustee of Brewster Academy in Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-2018), Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), as a member of the Independent Directors Council (IDC) Governing Council (2010-2015), and as a member of the Board of Directors for The Brookville Center for Children’s Services, Inc. (2009-2017). Mr. Dirks is a member of the Finance Committee (2016-present) and Board of Directors (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.

Donald F. Donahue (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Donahue also serves as a Trustee of other Fidelity® funds. Mr. Donahue is President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as a Member of the Advisory Board of certain Fidelity® funds (2015-2018) and Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006), and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue serves as a Member (2007-present) and Co-Chairman (2016-present) of the Board of Directors of United Way of New York, Member of the Board of Directors of NYC Leadership Academy (2012-present) and Member of the Board of Advisors of Ripple Labs, Inc. (financial services, 2015-present). He also served as Chairman (2010-2012) and Member of the Board of Directors (2012-2013) of Omgeo, LLC (financial services), Treasurer of United Way of New York (2012-2016), and Member of the Board of Directors of XBRL US (financial services non-profit, 2009-2012) and the International Securities Services Association (2009-2012).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2014-2017) and a member (2010-2017) of the Board of Directors of Dave & Buster’s Entertainment, Inc. (restaurant and entertainment complexes), as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association, and as a member of the Board of Directors for The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), Earth Fare, Inc. (retail grocery, 2010-2014), and The Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as Chair (2018-present) and Member (2013-present) of the Board of Governors, State University System of Florida and is a member of the Council on Foreign Relations (1994-present). He is also a member and has most recently served as Chairman of the Board of Directors of Artis-Naples (2012-present). Previously, Mr. Lautenbach served as a member and then Lead Director of the Board of Directors of Eaton Corporation (diversified industrial, 1997-2016). He was also a Partner and Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007). In addition, Mr. Lautenbach also had a 30-year career with IBM (technology company) during which time he served as Senior Vice President and a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-2018).

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

Garnett A. Smith (1947)

Year of Election or Appointment: 2018

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith served as a Member of the Advisory Board of certain Fidelity® funds (2012-2013) and as a board member of the Jackson Hole Land Trust (2009-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present) and as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), a Director of Fortune Brands, Inc. (consumer products, 2000-2011), and a member of the Board of Trustees of the University of Florida (2013-2018).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Vicki L. Fuller (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Fuller also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Fuller serves as a member of the Board of Directors, Audit Committee, and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-present). Previously, Ms. Fuller served as the Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006).

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Michael E. Wiley (1950)

Year of Election or Appointment: 2018

Member of the Advisory Board [Include if document contains trusts for which the individual serves as Advisory Board Member and trusts for which he/she does not serve as Advisory Board Member:of Name(s) of Trust(s)]

Mr. Wiley also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Wiley serves as a Director of High Point Resources (exploration and production, 2005-present). Previously, Mr. Wiley served as a Director of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a Director of Andeavor Logistics LP (natural resources logistics, 2015-2018), a Director of Post Oak Bank (privately-held bank, 2004-2018), a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-2013), a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), an Advisory Director of Riverstone Holdings (private investment), a Director of Spinnaker Exploration Company (exploration and production, 2001-2005) and Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2019

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-2019); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-2019); and Assistant Secretary of certain funds (2009-2018).

Timothy M. Cohen (1969)

Year of Election or Appointment: 2018

Vice President

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Executive Vice President of Fidelity SelectCo, LLC (2019-present), Co-Head of Equity (2018-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Head of Global Equity Research (2016-2018), Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Pamela R. Holding (1964)

Year of Election or Appointment: 2018

Vice President

Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Executive Vice President of Fidelity SelectCo, LLC (2019-present), Co-Head of Equity (2018-present) and is an employee of Fidelity Investments (2013-present). Previously, Ms. Holding served as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as Secretary and CLO of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2019-present); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2019 to October 31, 2019).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2019	Ending Account Value October 31, 2019	Expenses Paid During Period-B May 1, 2019 to October 31, 2019
Fidelity ZERO Extended Market Index Fund	- %-C
Actual		$1,000.00	$995.90	$--D
Hypothetical-E		$1,000.00	$1,025.21	$--D
Fidelity ZERO International Index Fund	- %-C
Actual		$1,000.00	$1,023.20	$--D
Hypothetical-E		$1,000.00	$1,025.21	$--D
Fidelity ZERO Large Cap Index Fund	- %-C
Actual		$1,000.00	$1,043.10	$--D
Hypothetical-E		$1,000.00	$1,025.21	$--D
Fidelity ZERO Total Market Index Fund	- %-C
Actual		$1,000.00	$1,035.50	$--D
Hypothetical-E		$1,000.00	$1,025.21	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period).

 C Amount less than .005%.

 D Amount less than $.005.

 E 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity ZERO Extended Market Index Fund	12/16/2019	12/13/2019	$0.127	$0.055
Fidelity ZERO International Index Fund	12/16/2019	12/13/2019	$0.247	$0.000
Fidelity ZERO Large Cap Index Fund	12/16/2019	12/13/2019	$0.131	$0.000
FIdelity ZERO Total Market Index Fund	12/16/2019	12/13/2019	$0.164	$0.007

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended October 31, 2019, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity ZERO Extended Market Index Fund	$204,645
Fidelity ZERO Large Cap Index Fund	$292,693
Fidelity ZERO Total Market Index Fund	$2,814,636

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends–received deduction for corporate shareholders:

Fidelity ZERO Extended Market Index Fund
December 14,2018	56%
December 31,2018	58%
Fidelity ZERO Large Cap Index Fund
December 14,2018	76%
December 28,2018	75%
Fidelity ZERO Total Market Index Fund
December 14,2018	85%
December 28,2018	86%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Fidelity ZERO Extended Market Index Fund
December 14,2018	53%
December 31,2018	53%
Fidelity ZERO International Index Fund
December 14,2018	72%
December 27,2018	72%
Fidelity ZERO Large Cap Index Fund
December 14,2018	74%
December 28,2018	72%
Fidelity ZERO Total Market Index Fund
December 14,2018	88%
December 28,2018	87%

A percentage of the dividends distributed during the fiscal year for the following funds qualify for as a section 199A dividend:

Fidelity ZERO Extended Market Index Fund
December 14,2018	28%
December 31,2018	28%

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Fidelity ZERO International Index Fund	12/17/2018	$0.0274	$0.0024

The funds will notify shareholders in January 2020 of amounts for use in preparing 2019 income tax returns.

EML-ANN-1219
1.9891446.101

Item 2.

Code of Ethics

As of the end of the period, October 31, 2019, Fidelity Concord Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Series International Index Fund, Fidelity ZERO Extended Market Index Fund, Fidelity ZERO International Index Fund, Fidelity ZERO Large Cap Index Fund and Fidelity ZERO Total Market Index Fund (the “Fund(s)”):

Services Billed by Deloitte Entities

October 31, 2019 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Series International Index Fund	$60,000	$100	$6,200	$1,500
Fidelity ZERO Extended Market Index Fund	$64,000	$100	$4,800	$1,600
Fidelity ZERO International Index Fund	$55,000	$100	$6,000	$1,400
Fidelity ZERO Large Cap Index Fund	$45,000	$100	$4,800	$1,100
Fidelity ZERO Total Market Index Fund	$41,000	$100	$4,800	$1,000

October 31, 2018 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Series International Index Fund	$52,000	$-	$6,000	$300
Fidelity ZERO Extended Market Index Fund	$56,000	$-	$4,800	$100
Fidelity ZERO International Index Fund	$47,000	$-	$6,000	$200
Fidelity ZERO Large Cap Index Fund	$39,000	$-	$4,800	$100
Fidelity ZERO Total Market Index Fund	$35,000	$-	$4,800	$200

A Amounts may reflect rounding.

B Fidelity Series International Index Fund commenced operations on August 17, 2018, Fidelity ZERO International Index Fund and Fidelity ZERO Total Market Index Fund commenced operations on August 2, 2018 and Fidelity ZERO Extended Market Index Fund and Fidelity ZERO Large Cap Index Fund commenced operations on September 13, 2018.

The following table(s) present(s) fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	October 31, 2019A	October 31, 2018A,B
Audit-Related Fees	$290,000	$5,000
Tax Fees	$5,000	$5,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Series International Index Fund, Fidelity ZERO International Index Fund, Fidelity ZERO Total Market Index Fund, Fidelity ZERO Extended Market Index Fund and Fidelity ZERO Large Cap Index Funds’ commencement of operations.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	October 31, 2019A	October 31, 2018A,B
Deloitte Entities	$610,000	$505,000

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Series International Index Fund, Fidelity ZERO International Index Fund, Fidelity ZERO Total Market Index Fund, Fidelity ZERO Extended Market Index Fund and Fidelity ZERO Large Cap Index Funds’ commencement of operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Concord Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	December 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	December 26, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	December 26, 2019